UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21991

Fidelity Rutland Square Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2017

Item 1.

Reports to Stockholders

Strategic Advisers® Core Income Multi-Manager Fund Class F Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2017

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Western Asset Core Bond Fund Class I	31.8	29.5
Metropolitan West Total Return Bond Fund Class I	23.0	23.7
PIMCO Total Return Fund Institutional Class	22.8	22.6
U.S. Treasury Obligations	9.3	8.3
Fannie Mae	2.6	3.3
Freddie Mac	1.1	1.0
Ginnie Mae	0.9	1.2
Goldman Sachs Group, Inc.	0.7	0.8
Verizon Communications, Inc.	0.5	0.6
Time Warner Cable, Inc.	0.3	0.5
	93.0

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Corporate Bonds	7.4%
U.S. Government and U.S. Government Agency Obligations	13.9%
Municipal Securities	0.4%
Intermediate-Term Bond Funds	77.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

As of February 28, 2017
Corporate Bonds	8.3%
U.S. Government and U.S. Government Agency Obligations	13.8%
CMOs and Other Mortgage Related Securities	0.5%
Municipal Securities	0.5%
Intermediate-Term Bond Funds	75.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 7.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.2%
General Motors Co. 3.5% 10/2/18	$20,000	$20,329
General Motors Financial Co., Inc.:
3.25% 5/15/18	10,000	10,100
3.5% 7/10/19	10,000	10,245
4.25% 5/15/23	10,000	10,424
4.375% 9/25/21	55,000	58,320
		109,418
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	2,000	2,049
3.7% 1/30/26	5,000	5,264
		7,313
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	100,000	104,070
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	13,000	13,758
4.908% 7/23/25	16,000	17,141
5.375% 5/1/47 (a)	11,000	11,229
6.484% 10/23/45	4,000	4,600
NBCUniversal, Inc. 5.15% 4/30/20	100,000	108,665
Time Warner Cable, Inc.:
4% 9/1/21	118,000	122,951
5.5% 9/1/41	10,000	10,243
5.875% 11/15/40	13,000	13,945
6.55% 5/1/37	18,000	20,807
7.3% 7/1/38	17,000	20,957
8.25% 4/1/19	17,000	18,572
		362,868

TOTAL CONSUMER DISCRETIONARY		583,669

CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	20,000	20,376
3.3% 2/1/23	20,000	20,747
3.65% 2/1/26	20,000	20,836
4.7% 2/1/36	23,000	25,498
4.9% 2/1/46	26,000	29,626
		117,083
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	7,000	7,251
Tobacco - 0.0%
Reynolds American, Inc.:
2.3% 6/12/18	5,000	5,019
4% 6/12/22	3,000	3,182
5.7% 8/15/35	3,000	3,513
6.15% 9/15/43	4,000	4,961
		16,675

TOTAL CONSUMER STAPLES		141,009

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Amerada Hess Corp. 7.875% 10/1/29	5,000	6,026
Anadarko Finance Co. 7.5% 5/1/31	10,000	12,562
Anadarko Petroleum Corp.:
4.85% 3/15/21	5,000	5,315
5.55% 3/15/26	10,000	11,163
6.6% 3/15/46	10,000	12,098
Canadian Natural Resources Ltd. 5.85% 2/1/35	6,000	6,697
Cenovus Energy, Inc. 4.25% 4/15/27 (a)	12,000	11,583
Chesapeake Energy Corp. 5.75% 3/15/23	5,000	4,419
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,000	2,007
3.3% 6/1/20	12,000	12,344
4.5% 6/1/25	3,000	3,222
DCP Midstream LLC 4.75% 9/30/21 (a)	100,000	102,500
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	4,994
2.7% 4/1/19	4,000	3,975
3.875% 3/15/23	20,000	19,475
5.6% 4/1/44	10,000	9,300
El Paso Corp. 6.5% 9/15/20	20,000	22,296
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	3,000	2,987
3.9% 5/15/24 (b)	3,000	3,005
Enbridge, Inc.:
4.25% 12/1/26	4,000	4,213
5.5% 12/1/46	5,000	5,735
Petrobras Global Finance BV 5.625% 5/20/43	10,000	8,770
Petroleos Mexicanos:
3.5% 7/23/20	10,000	10,265
4.625% 9/21/23	20,000	20,820
5.375% 3/13/22 (a)	10,000	10,730
5.5% 2/4/19	15,000	15,668
6.375% 2/4/21	25,000	27,588
6.5% 3/13/27 (a)	10,000	11,200
6.5% 6/2/41	15,000	15,848
6.75% 9/21/47 (a)	10,000	10,751
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,000	10,115
Southwestern Energy Co.:
5.8% 1/23/20 (b)	8,000	8,240
6.7% 1/23/25 (b)	26,000	25,350
Spectra Energy Partners LP 2.95% 9/25/18	2,000	2,020
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,978
4.55% 6/24/24	38,000	38,855
Western Gas Partners LP:
4.65% 7/1/26	3,000	3,120
5.375% 6/1/21	7,000	7,561
Williams Partners LP:
4% 11/15/21	2,000	2,099
4.3% 3/4/24	8,000	8,481
		506,375
FINANCIALS - 2.6%
Banks - 1.2%
Bank of America Corp.:
3.3% 1/11/23	15,000	15,428
3.5% 4/19/26	10,000	10,184
3.875% 8/1/25	18,000	18,923
3.95% 4/21/25	27,000	27,882
4% 1/22/25	104,000	107,616
4.1% 7/24/23	5,000	5,347
4.2% 8/26/24	4,000	4,213
4.25% 10/22/26	11,000	11,539
Citigroup, Inc.:
1.85% 11/24/17	21,000	21,013
4.05% 7/30/22	4,000	4,215
4.4% 6/10/25	11,000	11,632
5.3% 5/6/44	17,000	19,662
5.5% 9/13/25	10,000	11,311
Citizens Financial Group, Inc. 4.3% 12/3/25	20,000	21,181
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,039
2.95% 10/1/26	16,000	15,755
3.875% 9/10/24	23,000	24,080
4.125% 12/15/26	15,000	15,801
4.25% 10/15/20	4,000	4,261
4.35% 8/15/21	4,000	4,311
4.625% 5/10/21	4,000	4,338
4.95% 3/25/20	4,000	4,295
Regions Financial Corp. 3.2% 2/8/21	7,000	7,187
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	105,483
6% 12/19/23	35,000	38,785
6.1% 6/10/23	13,000	14,366
6.125% 12/15/22	29,000	31,936
		564,783
Capital Markets - 1.0%
Affiliated Managers Group, Inc. 4.25% 2/15/24	6,000	6,374
Credit Suisse AG 6% 2/15/18	2,000	2,037
Deutsche Bank AG London Branch 2.85% 5/10/19	20,000	20,225
Goldman Sachs Group, Inc.:
2.625% 1/31/19	24,000	24,248
2.9% 7/19/18	29,000	29,286
5.75% 1/24/22	8,000	9,036
6.75% 10/1/37	190,000	250,153
IntercontinentalExchange, Inc.:
2.75% 12/1/20	4,000	4,090
3.75% 12/1/25	7,000	7,475
Lazard Group LLC 4.25% 11/14/20	8,000	8,496
Moody's Corp.:
3.25% 1/15/28 (a)	5,000	5,040
4.875% 2/15/24	4,000	4,461
Morgan Stanley:
2.375% 7/23/19	20,000	20,154
3.7% 10/23/24	18,000	18,750
3.75% 2/25/23	36,000	37,760
5% 11/24/25	13,000	14,309
		461,894
Consumer Finance - 0.1%
American Express Credit Corp. 1.875% 11/5/18	25,000	25,096
Discover Financial Services 3.95% 11/6/24	7,000	7,234
Hyundai Capital America 2.125% 10/2/17 (a)	4,000	4,001
Synchrony Financial:
3% 8/15/19	4,000	4,058
3.75% 8/15/21	6,000	6,202
4.25% 8/15/24	6,000	6,282
		52,873
Diversified Financial Services - 0.0%
Brixmor Operating Partnership LP 4.125% 6/15/26	6,000	6,088
Voya Financial, Inc. 3.125% 7/15/24	5,000	4,987
		11,075
Insurance - 0.3%
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,234
Pacific LifeCorp 6% 2/10/20 (a)	4,000	4,343
Pricoa Global Funding I 5.375% 5/15/45 (b)	11,000	11,798
Prudential Financial, Inc. 4.5% 11/16/21	100,000	109,098
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	3,000	3,051
Unum Group 5.75% 8/15/42	5,000	6,037
		136,561

TOTAL FINANCIALS		1,227,186

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
WellPoint, Inc. 3.3% 1/15/23	21,000	21,748
Pharmaceuticals - 0.1%
Mylan N.V.:
2.5% 6/7/19	9,000	9,029
3.15% 6/15/21	12,000	12,171
3.95% 6/15/26	9,000	9,169
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	8,000	7,613
3.15% 10/1/26	7,000	6,405
Zoetis, Inc. 3.25% 2/1/23	4,000	4,138
		48,525

TOTAL HEALTH CARE		70,273

INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	5,000	5,007
3.375% 6/1/21	6,000	6,189
3.75% 2/1/22	11,000	11,562
3.875% 4/1/21	9,000	9,424
4.25% 9/15/24	9,000	9,543
		41,725
INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	10,000	10,694
MATERIALS - 0.0%
Metals& Mining - 0.0%
Anglo American Capital PLC 3.625% 5/14/20 (a)	10,000	10,209
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	2,022
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	3,119
Camden Property Trust:
2.95% 12/15/22	4,000	4,033
4.25% 1/15/24	8,000	8,521
Corporate Office Properties LP 5% 7/1/25	5,000	5,394
DDR Corp.:
3.5% 1/15/21	140,000	142,618
3.625% 2/1/25	6,000	5,865
3.9% 8/15/24	2,000	2,025
4.25% 2/1/26	4,000	4,037
Duke Realty LP:
3.25% 6/30/26	2,000	2,007
3.625% 4/15/23	5,000	5,199
3.875% 10/15/22	8,000	8,459
Equity One, Inc. 3.75% 11/15/22	20,000	20,788
Government Properties Income Trust 3.75% 8/15/19	10,000	10,149
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	6,099
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	4,063
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	14,000	14,625
4.5% 1/15/25	6,000	6,169
4.75% 1/15/28	13,000	13,235
4.95% 4/1/24	3,000	3,183
5.25% 1/15/26	10,000	10,731
Retail Opportunity Investments Partnership LP:
4% 12/15/24	2,000	1,956
5% 12/15/23	2,000	2,099
Weingarten Realty Investors 3.375% 10/15/22	2,000	2,052
WP Carey, Inc.:
4% 2/1/25	13,000	13,289
4.6% 4/1/24	20,000	21,178
		322,915
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	12,000	12,275
4.1% 10/1/24	10,000	10,163
4.95% 4/15/18	11,000	11,183
CBRE Group, Inc. 4.875% 3/1/26	20,000	21,771
Digital Realty Trust LP 3.95% 7/1/22	7,000	7,428
Essex Portfolio LP 3.875% 5/1/24	7,000	7,324
Liberty Property LP:
3.25% 10/1/26	5,000	4,948
3.375% 6/15/23	25,000	25,569
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	9,010
3.15% 5/15/23	12,000	11,452
Mid-America Apartments LP 4% 11/15/25	3,000	3,154
Tanger Properties LP:
3.125% 9/1/26	6,000	5,706
3.75% 12/1/24	7,000	7,119
3.875% 12/1/23	4,000	4,114
3.875% 7/15/27	16,000	16,079
Ventas Realty LP:
3.125% 6/15/23	3,000	3,032
4.125% 1/15/26	3,000	3,157
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	3,000	3,087
		166,571

TOTAL REAL ESTATE		489,486

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
3.6% 2/17/23	16,000	16,487
5.55% 8/15/41	48,000	52,119
CenturyLink, Inc. 6.15% 9/15/19	2,000	2,110
Verizon Communications, Inc.:
3.45% 3/15/21	28,000	29,099
4.5% 9/15/20	103,000	110,488
5.012% 8/21/54	84,000	82,587
		292,890
UTILITIES - 0.2%
Electric Utilities - 0.1%
Duke Energy Corp. 2.1% 6/15/18	5,000	5,014
FirstEnergy Corp.:
4.25% 3/15/23	30,000	31,834
7.375% 11/15/31	5,000	6,748
IPALCO Enterprises, Inc.:
3.45% 7/15/20	17,000	17,170
3.7% 9/1/24 (a)	4,000	4,034
		64,800
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	3,000	3,004
2.7% 6/15/21	3,000	3,031
		6,035
Multi-Utilities - 0.1%
Dominion Resources, Inc. 3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (b)(c)	6,000	5,501
Puget Energy, Inc.:
6% 9/1/21	13,000	14,679
6.5% 12/15/20	4,000	4,494
Sempra Energy 6% 10/15/39	11,000	14,199
		38,873

TOTAL UTILITIES		109,708

TOTAL NONCONVERTIBLE BONDS
(Cost $3,329,835)		3,483,224

U.S. Government and Government Agency Obligations - 9.3%
U.S. Treasury Inflation-Protected Obligations - 2.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$187,241	$181,311
1% 2/15/46	103,381	106,509
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	94,085	94,290
0.125% 4/15/20	261,503	262,876
0.375% 7/15/25	454,494	458,606
0.625% 1/15/26	72,164	73,865

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,177,457

U.S. Treasury Obligations - 6.8%
U.S. Treasury Bonds:
2.5% 2/15/46	205,000	195,599
3% 11/15/45	11,000	11,606
3% 2/15/47	203,000	214,213
U.S. Treasury Notes:
0.75% 9/30/18	1,045,000	1,039,204
1.25% 10/31/21	565,000	556,393
1.75% 6/30/22	433,000	433,795
1.875% 3/31/22	98,000	98,831
1.875% 8/31/24	235,000	233,843
2% 8/15/25	129,000	128,703
2% 11/15/26	32,000	31,709
2.125% 7/31/24	209,000	211,457
2.125% 5/15/25	33,000	33,267
2.375% 5/15/27	30,000	30,652

TOTAL U.S. TREASURY OBLIGATIONS		3,219,272

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,385,302)		4,396,729

U.S. Government Agency - Mortgage Securities - 4.6%
Fannie Mae - 2.6%
3% 8/1/31 to 9/1/46	329,000	335,789
3.5% 11/1/30 to 5/1/46	326,445	340,165
4% 4/1/42 to 1/1/43	213,433	226,698
4.5% 3/1/41 to 1/1/42	63,858	69,123
5% 11/1/33 to 6/1/39	166,256	182,865
5.5% 9/1/41	41,400	45,762

TOTAL FANNIE MAE		1,200,402

Freddie Mac - 1.1%
3% 3/1/32 to 1/1/47	258,763	264,461
3.5% 4/1/43 to 8/1/43	136,932	142,607
4% 2/1/41	55,409	58,911
4.5% 3/1/41 to 4/1/41	53,600	58,004

TOTAL FREDDIE MAC		523,983

Ginnie Mae - 0.9%
3% 3/20/45	79,448	81,222
3.5% 12/20/41 to 8/20/43	182,010	190,810
4% 11/20/40	41,582	44,463
4.5% 5/20/41	48,611	52,555
5% 10/15/33	67,273	73,839

TOTAL GINNIE MAE		442,889

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,168,625)		2,167,274

Commercial Mortgage Securities - 0.0%
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(b) (Cost $24,999)	$25,000	$25,257

Municipal Securities - 0.4%
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	30,000	32,163
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	2,000	2,024
4.95% 6/1/23	15,000	15,598
5.1% 6/1/33	95,000	95,451
Series 2010-1, 6.63% 2/1/35	20,000	22,071
Series 2010-3:
6.725% 4/1/35	5,000	5,503
7.35% 7/1/35	5,000	5,765
Series 2010-5, 6.2% 7/1/21	4,000	4,239
Series 2011, 5.877% 3/1/19	15,000	15,610
Series 2013, 3.6% 12/1/19	5,000	5,036
TOTAL MUNICIPAL SECURITIES
(Cost $199,033)		203,460
	Shares	Value

Fixed-Income Funds - 77.6%
Intermediate-Term Bond Funds - 77.6%
Metropolitan West Total Return Bond Fund Class I	1,008,293	$10,839,148
PIMCO Total Return Fund Institutional Class	1,037,567	10,759,566
Western Asset Core Bond Fund Class I	1,176,013	14,958,879
TOTAL FIXED-INCOME FUNDS
(Cost $36,464,279)		36,557,593

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.11% (d)	262,738	262,790
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (e)	11	11
TOTAL MONEY MARKET FUNDS
(Cost $262,801)		262,801
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $46,834,874)		47,096,338
NET OTHER ASSETS (LIABILITIES) - 0.1%		34,598
NET ASSETS - 100%		$47,130,936

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $213,928 or 0.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,569
Total	$1,569

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,483,224	$--	$3,483,224	$--
U.S. Government and Government Agency Obligations	4,396,729	--	4,396,729	--
U.S. Government Agency - Mortgage Securities	2,167,274	--	2,167,274	--
Commercial Mortgage Securities	25,257	--	25,257	--
Municipal Securities	203,460	--	203,460	--
Fixed-Income Funds	36,557,593	36,557,593	--	--
Money Market Funds	262,801	262,801	--	--
Total Investments in Securities:	$47,096,338	$36,820,394	$10,275,944	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $46,572,084)	$46,833,548
Fidelity Central Funds (cost $262,790)	262,790
Total Investment in Securities (cost $46,834,874)		$47,096,338
Cash		83
Receivable for investments sold		237,616
Receivable for fund shares sold		270,687
Dividends receivable		69,470
Interest receivable		59,950
Distributions receivable from Fidelity Central Funds		198
Prepaid expenses		159
Receivable from investment adviser for expense reductions		1,540
Other receivables		762
Total assets		47,736,803
Liabilities
Payable for investments purchased	$573,853
Accrued management fee	1,159
Distribution and service plan fees payable	23
Other affiliated payables	2,096
Other payables and accrued expenses	28,736
Total liabilities		605,867
Net Assets		$47,130,936
Net Assets consist of:
Paid in capital		$46,915,465
Undistributed net investment income		21,050
Accumulated undistributed net realized gain (loss) on investments		(67,043)
Net unrealized appreciation (depreciation) on investments		261,464
Net Assets		$47,130,936
Core Income Multi-Manager:
Net Asset Value, offering price and redemption price per share ($42,988,358 ÷ 4,280,470 shares)		$10.04
Class F:
Net Asset Value, offering price and redemption price per share ($3,915,593 ÷ 389,801 shares)		$10.05
Class L:
Net Asset Value, offering price and redemption price per share ($113,994 ÷ 11,354 shares)		$10.04
Class N:
Net Asset Value, offering price and redemption price per share ($112,991 ÷ 11,250 shares)		$10.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$410,681
Interest		131,547
Income from Fidelity Central Funds		1,569
Total income		543,797
Expenses
Management fee	$73,008
Transfer agent fees	3,109
Distribution and service plan fees	139
Accounting fees and expenses	9,163
Custodian fees and expenses	5,772
Independent trustees' fees and expenses	246
Registration fees	29,767
Audit	32,901
Legal	106
Miscellaneous	198
Total expenses before reductions	154,409
Expense reductions	(102,956)	51,453
Net investment income (loss)		492,344
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,643
Total net realized gain (loss)		19,643
Change in net unrealized appreciation (depreciation) on investment securities		813,270
Net gain (loss)		832,913
Net increase (decrease) in net assets resulting from operations		$1,325,257

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$492,344	$966,750
Net realized gain (loss)	19,643	139,959
Change in net unrealized appreciation (depreciation)	813,270	492,314
Net increase (decrease) in net assets resulting from operations	1,325,257	1,599,023
Distributions to shareholders from net investment income	(454,993)	(980,579)
Distributions to shareholders from net realized gain	(13,174)	(120,266)
Total distributions	(468,167)	(1,100,845)
Share transactions - net increase (decrease)	3,826,967	(2,683,722)
Total increase (decrease) in net assets	4,684,057	(2,185,544)
Net Assets
Beginning of period	42,446,879	44,632,423
End of period	$47,130,936	$42,446,879
Other Information
Undistributed net investment income end of period	$21,050	$–
Distributions in excess of net investment income end of period	$–	$(16,301)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$9.85	$9.75	$10.02	$9.84	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)C	.110	.218	.256	.285	.248	.201
Net realized and unrealized gain (loss)	.185	.130	(.262)	.184	(.222)	.151
Total from investment operations	.295	.348	(.006)	.469	.026	.352
Distributions from net investment income	(.102)	(.221)	(.254)	(.286)	(.243)	(.197)
Distributions from net realized gain	(.003)	(.027)	(.010)	(.003)	(.033)	(.065)
Total distributions	(.105)	(.248)	(.264)	(.289)	(.276)	(.262)
Net asset value, end of period	$10.04	$9.85	$9.75	$10.02	$9.84	$10.09
Total ReturnD,E	3.01%	3.58%	(.04)%	4.83%	.29%	3.54%
Ratios to Average Net AssetsF
Expenses before reductions	.69%G	.69%	.65%	.65%	.68%	.66%G
Expenses net of fee waivers, if any	.23%G	.23%	.23%	.23%	.23%	.23%G
Expenses net of all reductions	.23%G	.23%	.23%	.23%	.23%	.23%G
Net investment income (loss)	2.21%G	2.19%	2.61%	2.87%	2.53%	2.84%G
Supplemental Data
Net assets, end of period (000 omitted)	$42,988	$39,287	$41,445	$40,564	$42,471	$41,975
Portfolio turnover rateH	24%G	41%	74%	115%	87%	190%G

 A For the year ended February 29.

 B For the period June 19, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$9.75	$10.03	$9.84	$10.10	$10.19
Income from Investment Operations
Net investment income (loss)C	.111	.218	.256	.285	.245	.072
Net realized and unrealized gain (loss)	.185	.142	(.269)	.194	(.229)	(.029)
Total from investment operations	.296	.360	(.013)	.479	.016	.043
Distributions from net investment income	(.103)	(.223)	(.257)	(.286)	(.243)	(.068)
Distributions from net realized gain	(.003)	(.027)	(.010)	(.003)	(.033)	(.065)
Total distributions	(.106)	(.250)	(.267)	(.289)	(.276)	(.133)
Net asset value, end of period	$10.05	$9.86	$9.75	$10.03	$9.84	$10.10
Total ReturnD,E	3.02%	3.71%	(.12)%	4.94%	.19%	.43%
Ratios to Average Net AssetsF
Expenses before reductions	.68%G	.67%	.63%	.63%	.75%	.66%G
Expenses net of fee waivers, if any	.22%G	.23%	.23%	.23%	.23%	.23%G
Expenses net of all reductions	.22%G	.23%	.23%	.23%	.23%	.23%G
Net investment income (loss)	2.22%G	2.19%	2.61%	2.87%	2.53%	3.62%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,916	$2,940	$2,974	$2,583	$1,396	$272
Portfolio turnover rateH	24%G	41%	74%	115%	87%	190%G

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$9.75	$10.03	$9.84	$9.72
Income from Investment Operations
Net investment income (loss)C	.110	.218	.256	.285	.073
Net realized and unrealized gain (loss)	.185	.139	(.272)	.194	.118
Total from investment operations	.295	.357	(.016)	.479	.191
Distributions from net investment income	(.102)	(.220)	(.254)	(.286)	(.068)
Distributions from net realized gain	(.003)	(.027)	(.010)	(.003)	(.003)
Total distributions	(.105)	(.247)	(.264)	(.289)	(.071)
Net asset value, end of period	$10.05	$9.86	$9.75	$10.03	$9.84
Total ReturnD,E	2.91%	3.68%	(.14)%	4.93%	1.97%
Ratios to Average Net AssetsF
Expenses before reductions	.69%G	.69%	.65%	.65%	.82%G
Expenses net of fee waivers, if any	.24%G	.23%	.23%	.23%	.23%G
Expenses net of all reductions	.24%G	.23%	.23%	.23%	.23%G
Net investment income (loss)	2.20%G	2.19%	2.60%	2.87%	2.52%G
Supplemental Data
Net assets, end of period (000 omitted)	$114	$111	$107	$107	$102
Portfolio turnover rateH	24%G	41%	74%	115%	87%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.85	$9.75	$10.03	$9.84	$9.72
Income from Investment Operations
Net investment income (loss)C	.098	.193	.231	.261	.066
Net realized and unrealized gain (loss)	.185	.130	(.271)	.193	.118
Total from investment operations	.283	.323	(.040)	.454	.184
Distributions from net investment income	(.090)	(.196)	(.230)	(.261)	(.061)
Distributions from net realized gain	(.003)	(.027)	(.010)	(.003)	(.003)
Total distributions	(.093)	(.223)	(.240)	(.264)	(.064)
Net asset value, end of period	$10.04	$9.85	$9.75	$10.03	$9.84
Total ReturnD,E	2.89%	3.32%	(.39)%	4.68%	1.90%
Ratios to Average Net AssetsF
Expenses before reductions	.94%G	.94%	.90%	.90%	1.07%G
Expenses net of fee waivers, if any	.49%G	.48%	.48%	.48%	.48%G
Expenses net of all reductions	.49%G	.48%	.48%	.48%	.48%G
Net investment income (loss)	1.96%G	1.95%	2.35%	2.62%	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$113	$110	$106	$107	$102
Portfolio turnover rateH	24%G	41%	74%	115%	87%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers Core Income Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Core Income Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$900,839
Gross unrealized depreciation	(694,033)
Net unrealized appreciation (depreciation)	$206,806
Tax cost	$46,889,532

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(16,354)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $5,085,174 and $1,676,222, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .33% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

PGIM, Inc. has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, PGIM, Inc. has not been allocated any portion of the Fund's assets. PGIM, Inc. in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$139	$139

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Core Income Multi-Manager	$3,095.02
Class L	7.01
Class N	7.01
	$3,109

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FIMM, an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $72 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2018. During the period, this waiver reduced the Fund's management fee by $66,260.

The investment adviser has also contractually agreed to reimburse Core Income Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Income Multi-Manager	.20%	$33,897
Class F	.20%	2,572
Class L	.20%	91
Class N	.45%	92

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $44.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Core Income Multi-Manager	$418,141	$911,296
Class F	34,695	64,687
Class L	1,152	2,440
Class N	1,005	2,156
Total	$454,993	$980,579
From net realized gain
Core Income Multi-Manager	$12,112	$111,748
Class F	995	7,918
Class L	34	301
Class N	33	299
Total	$13,174	$120,266

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Core Income Multi-Manager
Shares sold	389,476	478,896	$3,871,180	$4,765,891
Reinvestment of distributions	43,323	103,109	430,210	1,023,039
Shares redeemed	(139,316)	(847,678)	(1,382,141)	(8,410,141)
Net increase (decrease)	293,483	(265,673)	$2,919,249	$(2,621,211)
Class F
Shares sold	125,505	110,036	$1,242,651	$1,093,294
Reinvestment of distributions	3,639	7,318	35,690	72,605
Shares redeemed	(37,569)	(124,215)	(372,847)	(1,233,606)
Net increase (decrease)	91,575	(6,861)	$905,494	$(67,707)
Class L
Shares sold	–	–	$–	$–
Reinvestment of distributions	119	276	1,186	2,741
Shares redeemed	–	–	–	–
Net increase (decrease)	119	276	$1,186	$2,741
Class N
Shares sold	–	–	$–	$–
Reinvestment of distributions	105	248	1,038	2,455
Shares redeemed	–	–	–	–
Net increase (decrease)	105	248	$1,038	$2,455

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 78% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Core Income Multi-Manager	.23%
Actual		$1,000.00	$1,030.10	$1.18
Hypothetical-C		$1,000.00	$1,024.05	$1.17
Class F	.22%
Actual		$1,000.00	$1,030.20	$1.13
Hypothetical-C		$1,000.00	$1,024.10	$1.12
Class L	.24%
Actual		$1,000.00	$1,029.10	$1.23
Hypothetical-C		$1,000.00	$1,024.00	$1.22
Class N	.49%
Actual		$1,000.00	$1,028.90	$2.51
Hypothetical-C		$1,000.00	$1,022.74	$2.50

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ACF-F-SANN-1017
1.951467.104

Strategic Advisers® Small-Mid Cap Multi-Manager Fund Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2017

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity SAI Small-Mid Cap 500 Index Fund	4.0	3.7
ServiceMaster Global Holdings, Inc.	0.9	0.9
SS&C Technologies Holdings, Inc.	0.9	0.7
Waste Connection, Inc. (United States)	0.8	0.8
Fidelity SAI Real Estate Index Fund	0.8	0.8
Carter's, Inc.	0.7	0.7
Polaris Industries, Inc.	0.7	0.5
Knight Transportation, Inc.	0.7	0.4
TriNet Group, Inc.	0.6	0.5
LPL Financial	0.6	0.5
	10.7

Top Five Market Sectors as of August 31, 2017

(stocks only)

	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	18.1	17.0
Information Technology	17.1	15.6
Financials	14.0	15.8
Consumer Discretionary	12.9	13.1
Health Care	10.9	11.4

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Common Stocks	89.6%
Mid-Cap Blend Funds	4.0%
Sector Funds	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	5.6%

As of February 28, 2017
Common Stocks	90.0%
Mid-Cap Blend Funds	3.7%
Sector Funds	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	5.5%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.1%
BorgWarner, Inc.	700	$32,487
Cooper-Standard Holding, Inc. (a)	260	26,151
Dana Holding Corp.	1,300	31,291
Lear Corp.	200	29,908
The Goodyear Tire & Rubber Co.	1,000	30,300
Tower International, Inc.	600	13,470
Visteon Corp. (a)	139	16,046
		179,653
Distributors - 0.6%
LKQ Corp. (a)	395	13,687
Pool Corp.	842	83,939
		97,626
Diversified Consumer Services - 1.3%
Carriage Services, Inc.	400	9,796
Grand Canyon Education, Inc. (a)	562	46,112
ServiceMaster Global Holdings, Inc. (a)	3,223	151,868
		207,776
Hotels, Restaurants & Leisure - 1.9%
Brinker International, Inc.	1,014	31,657
Cedar Fair LP (depositary unit)	502	34,829
Dunkin' Brands Group, Inc.	1,045	53,880
Papa John's International, Inc.	560	41,882
Penn National Gaming, Inc. (a)	1,103	24,476
Planet Fitness, Inc.	1,144	29,023
Red Lion Hotels Corp. (a)	692	4,844
Ruth's Hospitality Group, Inc.	900	17,595
U.S. Foods Holding Corp. (a)	594	16,305
Wyndham Worldwide Corp.	400	39,872
Zoe's Kitchen, Inc. (a)	949	12,214
		306,577
Household Durables - 0.4%
CalAtlantic Group, Inc.	600	20,850
Helen of Troy Ltd. (a)	203	18,331
KB Home	1,500	32,100
		71,281
Internet & Direct Marketing Retail - 0.2%
Blue Apron Holdings, Inc. Class A	1,550	8,122
Overstock.com, Inc. (a)	345	7,573
U.S. Auto Parts Network, Inc. (a)	4,581	13,377
		29,072
Leisure Products - 1.1%
American Outdoor Brands Corp. (a)	500	8,160
Brunswick Corp.	1,284	67,384
Polaris Industries, Inc.	1,200	111,876
		187,420
Media - 1.5%
AMC Networks, Inc. Class A (a)	400	24,312
Cinemark Holdings, Inc.	1,455	48,437
E.W. Scripps Co. Class A (a)	2,079	37,173
National CineMedia, Inc.	4,654	25,178
Nexstar Broadcasting Group, Inc. Class A	675	40,635
Scripps Networks Interactive, Inc. Class A	300	25,695
Sinclair Broadcast Group, Inc. Class A	1,282	38,781
		240,211
Multiline Retail - 0.4%
Dillard's, Inc. Class A	200	12,160
Kohl's Corp.	800	31,824
Nordstrom, Inc.	611	27,263
		71,247
Specialty Retail - 2.4%
Aaron's, Inc. Class A	600	26,562
American Eagle Outfitters, Inc.	800	9,560
Chico's FAS, Inc.	2,946	22,625
Conn's, Inc. (a)	114	1,978
Dick's Sporting Goods, Inc.	534	14,076
Five Below, Inc. (a)	137	6,517
Foot Locker, Inc.	400	14,092
Genesco, Inc. (a)	401	8,481
Lithia Motors, Inc. Class A (sub. vtg.)	329	35,532
Monro, Inc.	960	45,792
Murphy U.S.A., Inc. (a)	400	25,784
Office Depot, Inc.	6,915	29,665
Penske Automotive Group, Inc.	500	21,180
RH (a)	51	2,386
Sally Beauty Holdings, Inc. (a)	4,919	91,444
Sonic Automotive, Inc. Class A (sub. vtg.)	800	14,480
The Children's Place Retail Stores, Inc.	160	16,984
		387,138
Textiles, Apparel & Luxury Goods - 2.0%
Carter's, Inc.	1,318	114,284
G-III Apparel Group Ltd. (a)	1,563	42,983
lululemon athletica, Inc. (a)	661	38,041
Michael Kors Holdings Ltd. (a)	300	12,666
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,271	33,593
Under Armour, Inc. Class C (non-vtg.) (a)	1,088	16,429
Wolverine World Wide, Inc.	2,374	62,436
		320,432

TOTAL CONSUMER DISCRETIONARY		2,098,433

CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Cott Corp.	2,030	30,838
Primo Water Corp. (a)	1,881	20,597
		51,435
Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	266	28,042
Performance Food Group Co. (a)	2,349	65,302
Smart & Final Stores, Inc. (a)	1,229	8,664
SpartanNash Co.	700	17,248
SUPERVALU, Inc. (a)	428	8,556
		127,812
Food Products - 1.2%
Bunge Ltd.	500	37,315
Calavo Growers, Inc.	270	18,131
Farmer Brothers Co. (a)	510	16,601
Lamb Weston Holdings, Inc.	526	23,922
Nomad Foods Ltd. (a)	1,901	28,553
Pilgrim's Pride Corp. (a)	1,200	35,340
Sanderson Farms, Inc.	200	29,504
		189,366
Household Products - 0.6%
Central Garden & Pet Co. (a)	527	18,577
Spectrum Brands Holdings, Inc.	733	80,601
		99,178
Personal Products - 0.0%
Avon Products, Inc. (a)	2,624	6,534

TOTAL CONSUMER STAPLES		474,325

ENERGY - 3.0%
Energy Equipment & Services - 1.0%
Core Laboratories NV	475	41,886
Matrix Service Co. (a)	1,000	11,850
McDermott International, Inc. (a)	4,100	25,174
Patterson-UTI Energy, Inc.	3,038	48,517
PHI, Inc. (non-vtg.) (a)	600	6,594
RigNet, Inc. (a)	1,679	26,864
		160,885
Oil, Gas & Consumable Fuels - 2.0%
Abraxas Petroleum Corp. (a)	7,756	13,185
Andeavor	500	50,075
Approach Resources, Inc. (a)	523	1,454
Arch Coal, Inc.	260	20,766
Ardmore Shipping Corp.	1,278	10,352
Canacol Energy Ltd. (a)	3,567	11,997
Cimarex Energy Co.	661	65,895
Devon Energy Corp.	471	14,789
Evolution Petroleum Corp.	2,400	16,680
Extraction Oil & Gas, Inc.	1,367	17,962
Gulfport Energy Corp. (a)	1,588	19,898
Leucrotta Exploration, Inc. (a)	2,827	4,166
Oasis Petroleum, Inc. (a)	942	6,877
Paramount Resources Ltd. Class A (a)	404	6,927
PBF Energy, Inc. Class A	500	11,840
Penn Virginia Corp.	130	5,005
Resolute Energy Corp. (a)	855	25,265
Scorpio Tankers, Inc.	4,090	16,646
Sundance Energy Australia Ltd. (a)	64,896	2,476
World Fuel Services Corp.	300	10,362
		332,617

TOTAL ENERGY		493,502

FINANCIALS - 14.0%
Banks - 6.1%
Associated Banc-Corp.	1,402	30,704
Banco Latinoamericano de Comercio Exterior SA Series E	700	18,872
Bank of the Ozarks, Inc.	875	37,590
BankUnited, Inc.	1,484	49,388
Banner Corp.	484	26,678
Central Pacific Financial Corp.	400	11,600
CIT Group, Inc.	500	22,425
Citizens Financial Group, Inc.	141	4,671
Comerica, Inc.	115	7,849
Commerce Bancshares, Inc.	347	19,082
Fifth Third Bancorp	517	13,509
First Hawaiian, Inc.	1,114	30,178
First Horizon National Corp.	2,330	40,099
First Interstate Bancsystem, Inc.	815	28,688
First Republic Bank	349	33,870
Fulton Financial Corp.	1,300	22,685
Great Western Bancorp, Inc.	1,368	49,139
Hancock Holding Co.	400	17,580
Hanmi Financial Corp.	800	21,360
Huntington Bancshares, Inc.	1,233	15,523
IBERIABANK Corp.	650	49,790
KeyCorp	5,589	96,187
Old National Bancorp, Indiana	1,400	22,890
PacWest Bancorp	340	15,351
Preferred Bank, Los Angeles	74	3,981
Regions Financial Corp.	4,300	60,673
Signature Bank (a)	224	28,748
SVB Financial Group (a)	281	47,585
TCF Financial Corp.	2,400	37,272
Western Alliance Bancorp. (a)	697	33,616
Wintrust Financial Corp.	497	36,187
Zions Bancorporation	1,400	61,124
		994,894
Capital Markets - 2.7%
E*TRADE Financial Corp. (a)	903	37,032
Eaton Vance Corp. (non-vtg.)	1,023	48,674
FactSet Research Systems, Inc.	227	35,680
Financial Engines, Inc.	918	30,340
Lazard Ltd. Class A	1,337	57,344
Legg Mason, Inc.	700	26,733
LPL Financial	2,181	102,158
Morningstar, Inc.	389	32,170
PennantPark Investment Corp.	2,600	19,526
Raymond James Financial, Inc.	277	21,695
WisdomTree Investments, Inc.	4,191	38,431
		449,783
Consumer Finance - 0.7%
Green Dot Corp. Class A (a)	242	11,660
Navient Corp.	900	11,880
SLM Corp. (a)	8,467	86,109
		109,649
Diversified Financial Services - 0.5%
Donnelley Financial Solutions, Inc.	137	2,933
Leucadia National Corp.	1,407	33,318
On Deck Capital, Inc. (a)	3,325	16,060
Voya Financial, Inc.	1,004	38,383
		90,694
Insurance - 2.6%
AmTrust Financial Services, Inc.	900	11,160
Assured Guaranty Ltd.	700	29,778
CNA Financial Corp.	700	34,342
CNO Financial Group, Inc.	2,200	49,170
First American Financial Corp.	700	34,342
FNFV Group (a)	642	10,818
Genworth Financial, Inc. Class A (a)	2,800	9,604
Heritage Insurance Holdings, Inc.	1,100	12,518
Lincoln National Corp.	600	40,716
National General Holdings Corp.	1,000	17,170
ProAssurance Corp.	776	41,322
Reinsurance Group of America, Inc.	300	40,335
United Insurance Holdings Corp.	900	14,166
Universal Insurance Holdings, Inc.	800	17,160
Unum Group	1,200	57,816
		420,417
Mortgage Real Estate Investment Trusts - 0.6%
MFA Financial, Inc.	2,300	20,194
New York Mortgage Trust, Inc.	2,300	14,398
Redwood Trust, Inc.	1,100	18,348
Starwood Property Trust, Inc.	1,100	24,431
Two Harbors Investment Corp.	1,500	15,345
		92,716
Thrifts & Mortgage Finance - 0.8%
Flagstar Bancorp, Inc. (a)	700	22,974
Lendingtree, Inc. (a)	44	10,162
MGIC Investment Corp. (a)	6,786	77,700
Radian Group, Inc.	800	14,000
		124,836

TOTAL FINANCIALS		2,282,989

HEALTH CARE - 10.9%
Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (a)	324	27,777
AMAG Pharmaceuticals, Inc. (a)	1,000	16,700
Atara Biotherapeutics, Inc. (a)	1,366	21,515
bluebird bio, Inc. (a)	238	29,714
DBV Technologies SA sponsored ADR (a)	572	25,260
Dyax Corp. rights 12/31/19 (a)(b)	741	2,445
Emergent BioSolutions, Inc. (a)	400	14,932
Exact Sciences Corp. (a)	1,233	51,650
Juno Therapeutics, Inc. (a)	669	27,610
Neurocrine Biosciences, Inc. (a)	490	27,734
Sage Therapeutics, Inc. (a)	555	45,649
United Therapeutics Corp. (a)	149	19,489
		310,475
Health Care Equipment & Supplies - 3.1%
Abiomed, Inc. (a)	218	32,874
Angiodynamics, Inc. (a)	361	6,148
DexCom, Inc. (a)	441	32,903
Endologix, Inc. (a)	4,353	18,413
IDEXX Laboratories, Inc. (a)	544	84,554
Insulet Corp. (a)	381	22,121
Integer Holdings Corp. (a)	600	27,570
Nevro Corp. (a)	497	42,831
Novadaq Technologies, Inc. (a)	1,000	11,750
Novadaq Technologies, Inc. (a)	1,615	18,976
Steris PLC	981	85,504
The Cooper Companies, Inc.	154	38,628
West Pharmaceutical Services, Inc.	862	75,028
		497,300
Health Care Providers & Services - 2.3%
Brookdale Senior Living, Inc. (a)	2,328	28,239
Capital Senior Living Corp. (a)	681	8,465
Centene Corp. (a)	721	64,061
HealthEquity, Inc. (a)	450	19,247
HealthSouth Corp.	1,367	62,540
Henry Schein, Inc. (a)	205	35,604
LifePoint Hospitals, Inc. (a)	500	28,975
Magellan Health Services, Inc. (a)	200	16,180
MEDNAX, Inc. (a)	867	38,885
PharMerica Corp. (a)	600	17,640
Quest Diagnostics, Inc.	200	21,670
Wellcare Health Plans, Inc. (a)	238	41,574
		383,080
Health Care Technology - 0.7%
athenahealth, Inc. (a)	252	35,514
Evolent Health, Inc. (a)	1,044	17,435
Medidata Solutions, Inc. (a)	864	64,765
		117,714
Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories, Inc. Class A (a)	129	28,099
INC Research Holdings, Inc. Class A (a)	986	57,878
Nanostring Technologies, Inc. (a)	224	3,461
VWR Corp. (a)	1,034	34,143
		123,581
Pharmaceuticals - 2.1%
Akorn, Inc. (a)	600	19,740
Catalent, Inc. (a)	2,210	91,251
Jazz Pharmaceuticals PLC (a)	200	29,872
Lannett Co., Inc. (a)	900	15,795
Mallinckrodt PLC (a)	250	10,270
Patheon NV (a)	1,060	37,079
Prestige Brands Holdings, Inc. (a)	879	44,574
Revance Therapeutics, Inc. (a)	1,128	27,692
Sucampo Pharmaceuticals, Inc. Class A (a)	1,000	11,750
TherapeuticsMD, Inc. (a)	8,501	51,006
		339,029

TOTAL HEALTH CARE		1,771,179

INDUSTRIALS - 18.1%
Aerospace & Defense - 1.3%
Axon Enterprise, Inc. (a)	921	19,995
HEICO Corp. Class A	741	53,834
Huntington Ingalls Industries, Inc.	100	21,396
Moog, Inc. Class A (a)	400	30,704
Spirit AeroSystems Holdings, Inc. Class A	700	52,150
Textron, Inc.	800	39,272
		217,351
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	400	26,720
Echo Global Logistics, Inc. (a)	329	5,001
Forward Air Corp.	1,260	65,482
		97,203
Airlines - 0.7%
Air Canada (a)	1,613	30,148
Alaska Air Group, Inc.	300	22,398
JetBlue Airways Corp. (a)	1,600	31,696
SkyWest, Inc.	800	27,760
Spirit Airlines, Inc. (a)	202	6,878
		118,880
Building Products - 1.3%
Allegion PLC	474	37,309
Jeld-Wen Holding, Inc.	981	29,940
Owens Corning	700	51,891
Patrick Industries, Inc. (a)	536	39,664
USG Corp. (a)	1,515	45,450
		204,254
Commercial Services & Supplies - 3.3%
Brady Corp. Class A	1,333	44,456
Casella Waste Systems, Inc. Class A (a)	2,998	50,396
Clean Harbors, Inc. (a)	1,501	81,189
Deluxe Corp.	630	43,691
Herman Miller, Inc.	1,501	50,509
LSC Communications, Inc.	137	2,207
Multi-Color Corp.	885	70,623
Pitney Bowes, Inc.	1,300	16,705
R.R. Donnelley & Sons Co.	366	3,378
Ritchie Brothers Auctioneers, Inc.	1,073	31,911
Waste Connection, Inc. (United States)	2,017	134,514
		529,579
Construction & Engineering - 0.1%
Chicago Bridge & Iron Co. NV	900	11,106
Electrical Equipment - 0.9%
Generac Holdings, Inc. (a)	781	31,537
Hubbell, Inc. Class B	142	16,016
Sensata Technologies Holding BV (a)	2,232	99,681
		147,234
Industrial Conglomerates - 0.1%
ITT, Inc.	400	16,144
Machinery - 4.0%
Allison Transmission Holdings, Inc.	1,177	40,877
Crane Co.	100	7,423
Douglas Dynamics, Inc.	1,096	38,250
Global Brass & Copper Holdings, Inc.	600	17,910
John Bean Technologies Corp.	275	24,393
Kennametal, Inc.	1,061	37,135
Lincoln Electric Holdings, Inc.	385	33,433
Middleby Corp. (a)	237	28,843
Park-Ohio Holdings Corp.	300	11,955
Proto Labs, Inc. (a)	783	56,219
RBC Bearings, Inc. (a)	463	51,055
Snap-On, Inc.	389	57,405
Tennant Co.	760	46,322
Timken Co.	600	26,910
Toro Co.	1,644	101,402
Wabtec Corp.	785	55,397
Woodward, Inc.	276	19,378
		654,307
Marine - 0.5%
Costamare, Inc.	1,160	7,273
Kirby Corp. (a)	1,193	74,682
		81,955
Professional Services - 1.3%
Advisory Board Co. (a)	424	22,578
Manpower, Inc.	300	33,453
Nielsen Holdings PLC	387	15,035
TransUnion Holding Co., Inc. (a)	752	35,991
TriNet Group, Inc. (a)	2,898	103,546
		210,603
Road & Rail - 2.7%
Avis Budget Group, Inc. (a)	1,899	68,801
Covenant Transport Group, Inc. Class A (a)	583	13,998
Heartland Express, Inc.	3,075	68,173
Hennessy Capital Acquisition Corp. II (a)	1,068	13,991
J.B. Hunt Transport Services, Inc.	372	36,787
Knight Transportation, Inc.	2,774	108,325
Landstar System, Inc.	520	48,542
Roadrunner Transportation Systems, Inc. (a)	955	7,134
Ryder System, Inc.	400	31,040
U.S.A. Truck, Inc. (a)	1,440	16,056
Werner Enterprises, Inc.	882	29,194
		442,041
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	535	30,495
GATX Corp.	400	24,232
MSC Industrial Direct Co., Inc. Class A	846	58,272
Textainer Group Holdings Ltd.	879	15,602
Triton International Ltd.	229	8,455
United Rentals, Inc. (a)	300	35,418
Watsco, Inc.	247	36,398
		208,872

TOTAL INDUSTRIALS		2,939,529

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.4%
Brocade Communications Systems, Inc.	900	11,142
Ciena Corp. (a)	2,065	44,625
EMCORE Corp. (a)	2,867	26,090
Infinera Corp. (a)	1,785	15,101
Juniper Networks, Inc.	1,200	33,276
KVH Industries, Inc. (a)	294	3,469
Lumentum Holdings, Inc. (a)	120	6,822
NETGEAR, Inc. (a)	349	16,752
Oclaro, Inc. (a)	1,025	8,620
Plantronics, Inc.	400	17,052
Viavi Solutions, Inc. (a)	4,885	49,045
		231,994
Electronic Equipment & Components - 2.7%
Arrow Electronics, Inc. (a)	500	39,715
Avnet, Inc.	600	23,142
CDW Corp.	965	61,200
Fabrinet (a)	623	24,197
Flextronics International Ltd. (a)	2,200	35,794
Jabil, Inc.	1,200	37,620
Maxwell Technologies, Inc. (a)	629	3,504
Methode Electronics, Inc. Class A	552	22,577
Sanmina Corp. (a)	700	26,215
Systemax, Inc.	596	14,566
Trimble, Inc. (a)	1,546	59,799
TTM Technologies, Inc. (a)	1,200	17,088
Universal Display Corp.	62	7,880
VeriFone Systems, Inc. (a)	1,349	26,670
Vishay Intertechnology, Inc.	900	15,930
Zebra Technologies Corp. Class A (a)	143	14,742
		430,639
Internet Software & Services - 3.8%
2U, Inc. (a)	1,076	53,908
Alphabet, Inc. Class C (a)	16	15,029
Apptio, Inc. Class A	1,391	24,760
Box, Inc. Class A (a)	1,116	21,896
Carbonite, Inc. (a)	1,127	22,540
Care.com, Inc. (a)	2,454	36,736
ChannelAdvisor Corp. (a)	1,991	23,096
Cimpress NV (a)	457	42,245
CoStar Group, Inc. (a)	71	20,350
Facebook, Inc. Class A (a)	56	9,630
Five9, Inc. (a)	265	5,698
GoDaddy, Inc. (a)	460	20,617
GrubHub, Inc. (a)	869	49,611
Hortonworks, Inc. (a)	2,412	40,980
Instructure, Inc. (a)	749	22,170
Internap Network Services Corp. (a)	878	3,925
Match Group, Inc. (a)	1,280	27,840
Mimecast Ltd. (a)	183	4,950
MINDBODY, Inc. (a)	351	8,301
New Relic, Inc. (a)	656	31,422
Nutanix, Inc. Class A	777	17,094
Q2 Holdings, Inc. (a)	1,139	46,243
Shutterstock, Inc. (a)	1,345	45,165
Stamps.com, Inc. (a)	17	3,251
Wix.com Ltd. (a)	255	16,601
Yelp, Inc. (a)	224	9,542
		623,600
IT Services - 2.0%
Acxiom Corp. (a)	916	21,334
Broadridge Financial Solutions, Inc.	193	15,079
Convergys Corp.	700	16,450
CoreLogic, Inc. (a)	788	37,012
Euronet Worldwide, Inc. (a)	468	45,990
First Data Corp. Class A (a)	1,886	34,721
Gartner, Inc. (a)	219	26,409
Maximus, Inc.	450	27,351
PayPal Holdings, Inc. (a)	183	11,287
Square, Inc. (a)	996	26,006
Teradata Corp. (a)	1,434	45,773
Virtusa Corp. (a)	267	9,697
		317,109
Semiconductors & Semiconductor Equipment - 1.5%
Ambarella, Inc. (a)	82	4,461
Analog Devices, Inc.	208	17,403
AXT, Inc. (a)	526	4,103
Cabot Microelectronics Corp.	661	47,341
Cirrus Logic, Inc. (a)	500	28,990
Inphi Corp. (a)	230	8,807
M/A-COM Technology Solutions Holdings, Inc. (a)	348	15,848
Marvell Technology Group Ltd.	510	9,134
Maxim Integrated Products, Inc.	225	10,499
Microsemi Corp. (a)	291	14,661
ON Semiconductor Corp. (a)	2,100	35,868
Synaptics, Inc. (a)	200	8,314
Teradyne, Inc.	889	31,657
United Microelectronics Corp. sponsored ADR	3,024	7,560
		244,646
Software - 4.7%
Adobe Systems, Inc. (a)	32	4,965
Aspen Technology, Inc. (a)	406	25,680
Barracuda Networks, Inc. (a)	1,443	34,935
Cadence Design Systems, Inc. (a)	1,784	70,093
Callidus Software, Inc. (a)	3,176	81,782
CommVault Systems, Inc. (a)	39	2,381
CyberArk Software Ltd. (a)	539	21,565
Descartes Systems Group, Inc. (a)	561	15,751
Descartes Systems Group, Inc. (a)	936	26,255
Ebix, Inc.	329	18,983
Electronic Arts, Inc. (a)	28	3,402
Guidewire Software, Inc. (a)	624	47,243
Imperva, Inc. (a)	206	9,198
Manhattan Associates, Inc. (a)	719	30,234
Nuance Communications, Inc. (a)	1,309	21,036
QAD, Inc. Class A	210	7,077
Qualys, Inc. (a)	481	22,848
Rapid7, Inc. (a)	402	6,778
RealPage, Inc. (a)	1,182	50,944
RingCentral, Inc. (a)	374	15,839
Splunk, Inc. (a)	555	37,235
SS&C Technologies Holdings, Inc.	3,585	138,775
Tableau Software, Inc. (a)	411	29,789
TeleNav, Inc. (a)	487	3,166
Tyler Technologies, Inc. (a)	237	40,954
Ultimate Software Group, Inc. (a)	3	603
		767,511
Technology Hardware, Storage & Peripherals - 1.0%
3D Systems Corp. (a)	1,572	19,744
CPI Card Group	916	880
NCR Corp. (a)	800	29,224
Seagate Technology LLC	600	18,918
Stratasys Ltd. (a)	1,652	36,972
Xerox Corp.	1,798	58,021
		163,759

TOTAL INFORMATION TECHNOLOGY		2,779,258

MATERIALS - 4.4%
Chemicals - 2.0%
A. Schulman, Inc.	700	21,280
Axalta Coating Systems (a)	1,473	43,483
Cabot Corp.	400	21,072
Eastman Chemical Co.	500	43,100
Huntsman Corp.	2,200	58,454
Methanex Corp.	833	42,566
Quaker Chemical Corp.	182	25,338
Trinseo SA	500	33,450
Valvoline, Inc.	1,655	35,235
		323,978
Construction Materials - 0.1%
U.S. Concrete, Inc. (a)	171	13,689
Containers & Packaging - 1.6%
Aptargroup, Inc.	1,081	90,382
Crown Holdings, Inc. (a)	1,077	63,575
Owens-Illinois, Inc. (a)	1,200	29,568
Packaging Corp. of America	584	65,647
Smurfit Kappa Group PLC	487	14,874
		264,046
Metals & Mining - 0.4%
Alcoa Corp.	227	9,961
Ferroglobe Representation & Warranty Insurance (b)	2,166	0
Reliance Steel & Aluminum Co.	300	21,726
Ryerson Holding Corp. (a)	3,014	25,920
		57,607
Paper & Forest Products - 0.3%
Clearwater Paper Corp. (a)	300	13,950
Kapstone Paper & Packaging Corp.	793	17,739
P.H. Glatfelter Co.	1,000	17,320
		49,009

TOTAL MATERIALS		708,329

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Altisource Residential Corp. Class B	545	6,600
CBL & Associates Properties, Inc.	1,100	8,800
CorEnergy Infrastructure Trust, Inc.	600	19,578
Corrections Corp. of America	300	8,040
DDR Corp.	1,900	18,392
EastGroup Properties, Inc.	563	50,028
Gladstone Commercial Corp.	800	17,120
Government Properties Income Trust	1,200	22,260
Hospitality Properties Trust (SBI)	1,200	32,832
Independence Realty Trust, Inc.	2,500	25,725
InfraReit, Inc.	1,000	22,490
LaSalle Hotel Properties (SBI)	500	14,190
Medical Properties Trust, Inc.	1,900	25,004
Mid-America Apartment Communities, Inc.	424	45,139
National Retail Properties, Inc.	1,335	55,843
National Storage Affiliates Trust	1,644	36,694
Outfront Media, Inc.	1,525	33,550
Piedmont Office Realty Trust, Inc. Class A	1,700	34,425
Preferred Apartment Communities, Inc. Class A	1,100	20,009
RLJ Lodging Trust	1,786	36,041
Sabra Health Care REIT, Inc.	1,800	39,330
Select Income REIT	1,300	30,173
Senior Housing Properties Trust (SBI)	1,900	37,468
Summit Hotel Properties, Inc.	1,100	16,324
WP Glimcher, Inc.	2,200	18,370
		674,425
Real Estate Management & Development - 0.4%
HFF, Inc.	756	28,826
Realogy Holdings Corp.	1,068	36,205
		65,031

TOTAL REAL ESTATE		739,456

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.0%
Fusion Telecommunications International (a)	993	3,168
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	1,934	39,821

TOTAL TELECOMMUNICATION SERVICES		42,989

UTILITIES - 1.4%
Electric Utilities - 0.9%
Entergy Corp.	600	47,502
FirstEnergy Corp.	1,100	35,838
Portland General Electric Co.	1,224	58,152
Spark Energy, Inc. Class A,	800	12,680
		154,172
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (a)	531	7,806
Dynegy, Inc. (a)	952	8,968
The AES Corp.	1,700	18,768
		35,542
Multi-Utilities - 0.3%
NorthWestern Energy Corp.	751	45,300

TOTAL UTILITIES		235,014

TOTAL COMMON STOCKS
(Cost $12,316,276)		14,565,003

Equity Funds - 4.8%
Mid-Cap Blend Funds - 4.0%
Fidelity SAI Small-Mid Cap 500 Index Fund (c)	58,177	657,978
Sector Funds - 0.8%
Fidelity SAI Real Estate Index Fund (c)	11,228	123,394
TOTAL EQUITY FUNDS
(Cost $746,467)		781,372
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.09% 10/26/17 (d)
(Cost $29,950)	$30,000	29,954
	Shares

Money Market Funds - 5.7%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (e)
(Cost $933,216)	933,216	933,216
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $14,025,909)		16,309,545
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(49,771)
NET ASSETS - 100%		$16,259,774

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE Russell 2000 Mini Contracts (United States)	8	Sept. 2017	$561,760	$(6,895)	$(6,895)

The notional amount of futures purchased as a percentage of Net Assets is 3.5%

Legend

 (a) Non-income producing

 (b) Level 3 instrument

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,954.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI Real Estate Index Fund	$124,727	$671	$--	$670	$--	$(2,004)	$123,394
Fidelity SAI Small-Mid Cap 500 Index Fund	578,685	655,996	591,500	--	6,877	7,920	657,978
Total	$703,412	$656,667	$591,500	$670	$6,877	$5,916	$781,372

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,098,433	$2,098,433	$--	$--
Consumer Staples	474,325	474,325	--	--
Energy	493,502	493,502	--	--
Financials	2,282,989	2,282,989	--	--
Health Care	1,771,179	1,768,734	--	2,445
Industrials	2,939,529	2,939,529	--	--
Information Technology	2,779,258	2,779,258	--	--
Materials	708,329	708,329	--	--
Real Estate	739,456	739,456	--	--
Telecommunication Services	42,989	42,989	--	--
Utilities	235,014	235,014	--	--
Equity Funds	781,372	781,372	--	--
Other Short-Term Investments	29,954	--	29,954	--
Money Market Funds	933,216	933,216	--	--
Total Investments in Securities:	$16,309,545	$16,277,146	$29,954	$2,445
Derivative Instruments:
Liabilities
Futures Contracts	$(6,895)	$(6,895)	$--	$--
Total Liabilities	$(6,895)	$(6,895)	$--	$--
Total Derivative Instruments:	$(6,895)	$(6,895)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(6,895)
Total Equity Risk	0	(6,895)
Total Value of Derivatives	$0	$(6,895)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,279,442)	$15,528,173
Affiliated issuers (cost $746,467)	781,372
Total Investment in Securities (cost $14,025,909)		$16,309,545
Receivable for investments sold		71,988
Receivable for fund shares sold		7,633
Dividends receivable		14,139
Receivable for daily variation margin on futures contracts		5,400
Prepaid expenses		54
Receivable from investment adviser for expense reductions		6,270
Other receivables		530
Total assets		16,415,559
Liabilities
Payable for investments purchased	$109,505
Accrued management fee	9,843
Distribution and service plan fees payable	27
Audit fee payable	23,788
Custody fee payable	10,206
Other affiliated payables	1,844
Other payables and accrued expenses	572
Total liabilities		155,785
Net Assets		$16,259,774
Net Assets consist of:
Paid in capital		$13,504,167
Undistributed net investment income		2,535
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		476,331
Net unrealized appreciation (depreciation) on investments		2,276,741
Net Assets		$16,259,774
Small-Mid Cap Multi-Manager:
Net Asset Value, offering price and redemption price per share ($13,803,034 ÷ 1,396,197 shares)		$9.89
Class F:
Net Asset Value, offering price and redemption price per share ($2,195,304 ÷ 220,778 shares)		$9.94
Class L:
Net Asset Value, offering price and redemption price per share ($131,340 ÷ 13,301 shares)		$9.87
Class N:
Net Asset Value, offering price and redemption price per share ($130,096 ÷ 13,263 shares)		$9.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$88,606
Affiliated issuers		670
Interest		3,614
Total income		92,890
Expenses
Management fee	$59,294
Transfer agent fees	8,048
Distribution and service plan fees	160
Accounting fees and expenses	3,080
Custodian fees and expenses	18,145
Independent trustees' fees and expenses	89
Registration fees	16,083
Audit	38,577
Legal	2,185
Miscellaneous	86
Total expenses before reductions	145,747
Expense reductions	(55,497)	90,250
Net investment income (loss)		2,640
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	547,359
Affiliated issuers	6,877
Foreign currency transactions	7
Futures contracts	15,096
Total net realized gain (loss)		569,339
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(79,979)
Other Affiliated issuers	5,916
Futures contracts	(9,726)
Total change in net unrealized appreciation (depreciation)		(83,789)
Net gain (loss)		485,550
Net increase (decrease) in net assets resulting from operations		$488,190

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,640	$13,697
Net realized gain (loss)	569,339	3,142,139
Change in net unrealized appreciation (depreciation)	(83,789)	1,749,585
Net increase (decrease) in net assets resulting from operations	488,190	4,905,421
Distributions to shareholders from net investment income	–	(5,001)
Distributions to shareholders from net realized gain	(193,323)	(2,720,619)
Total distributions	(193,323)	(2,725,620)
Share transactions - net increase (decrease)	500,648	(16,998,320)
Redemption fees	478	352
Total increase (decrease) in net assets	795,993	(14,818,167)
Net Assets
Beginning of period	15,463,781	30,281,948
End of period	$16,259,774	$15,463,781
Other Information
Undistributed net investment income end of period	$2,535	$–
Accumulated net investment loss end of period	$–	$(105)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.71	$9.10	$11.40	$13.46	$12.25	$11.24
Income from Investment Operations
Net investment income (loss)B	–	.01	(.02)	(.04)	(.03)	.04
Net realized and unrealized gain (loss)	.30	2.76	(1.54)	.70	3.24	1.30
Total from investment operations	.30	2.77	(1.56)	.66	3.21	1.34
Distributions from net investment income	–	–	–	–	–	(.04)C
Distributions from net realized gain	(.12)	(2.16)	(.74)	(2.72)	(2.00)	(.30)C
Total distributions	(.12)	(2.16)	(.74)	(2.72)	(2.00)	(.33)D
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$9.89	$9.71	$9.10	$11.40	$13.46	$12.25
Total ReturnF,G	3.14%	31.35%	(14.27)%	5.88%	27.21%	12.26%
Ratios to Average Net AssetsH
Expenses before reductions	1.85%I	2.17%	1.41%	1.34%	1.25%	1.16%
Expenses net of fee waivers, if any	1.15%I	1.15%	1.16%	1.16%	1.16%	1.16%
Expenses net of all reductions	1.15%I	1.15%	1.16%	1.16%	1.16%	1.16%
Net investment income (loss)	.02%I	.08%	(.18)%	(.29)%	(.19)%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$13,803	$13,251	$28,621	$32,904	$57,019	$44,361
Portfolio turnover rateJ	54%I	120%	89%	85%	117%	66%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.296 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013B
Selected Per–Share Data
Net asset value, beginning of period	$9.76	$9.13	$11.42	$13.47	$12.25	$11.49
Income from Investment Operations
Net investment income (loss)C	.01	.02	(.01)	(.02)	(.01)	.01
Net realized and unrealized gain (loss)	.29	2.77	(1.54)	.69	3.24	.91
Total from investment operations	.30	2.79	(1.55)	.67	3.23	.92
Distributions from net investment income	–	–D	–	–	–	(.04)E
Distributions from net realized gain	(.12)	(2.16)	(.74)	(2.72)	(2.01)	(.12)E
Total distributions	(.12)	(2.16)	(.74)	(2.72)	(2.01)	(.16)
Redemption fees added to paid in capitalC,D	–	–	–	–	–	–
Net asset value, end of period	$9.94	$9.76	$9.13	$11.42	$13.47	$12.25
Total ReturnF,G	3.12%	31.46%	(14.16)%	5.95%	27.40%	8.11%
Ratios to Average Net AssetsH
Expenses before reductions	1.74%I	2.10%	1.31%	1.29%	1.24%	1.11%I
Expenses net of fee waivers, if any	1.06%I	1.05%	1.06%	1.06%	1.06%	1.06%I
Expenses net of all reductions	1.06%I	1.04%	1.06%	1.06%	1.05%	1.06%I
Net investment income (loss)	.11%I	.19%	(.08)%	(.19)%	(.09)%	.38%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,195	$1,959	$1,468	$1,314	$763	$186
Portfolio turnover rateJ	54%I	120%	89%	85%	117%	66%

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.70	$9.09	$11.39	$13.45	$14.28
Income from Investment Operations
Net investment income (loss)C	–	.01	(.02)	(.04)	(.01)
Net realized and unrealized gain (loss)	.29	2.76	(1.54)	.70	.93
Total from investment operations	.29	2.77	(1.56)	.66	.92
Distributions from net investment income	–	–D	–	–	–
Distributions from net realized gain	(.12)	(2.16)	(.74)	(2.72)	(1.75)
Total distributions	(.12)	(2.16)	(.74)	(2.72)	(1.75)
Redemption fees added to paid in capitalC,D	–	–	–	–	–
Net asset value, end of period	$9.87	$9.70	$9.09	$11.39	$13.45
Total ReturnE,F	3.04%	31.39%	(14.29)%	5.89%	6.84%
Ratios to Average Net AssetsG
Expenses before reductions	1.83%H	2.21%	1.40%	1.37%	1.54%H
Expenses net of fee waivers, if any	1.15%H	1.15%	1.16%	1.16%	1.16%H
Expenses net of all reductions	1.15%H	1.15%	1.16%	1.16%	1.16%H
Net investment income (loss)	.02%H	.09%	(.18)%	(.29)%	(.17)%H
Supplemental Data
Net assets, end of period (000 omitted)	$131	$127	$97	$113	$107
Portfolio turnover rateI	54%H	120%	89%	85%	117%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.64	$9.07	$11.38	$13.44	$14.28
Income from Investment Operations
Net investment income (loss)C	(.01)	(.02)	(.05)	(.07)	(.02)
Net realized and unrealized gain (loss)	.30	2.74	(1.52)	.70	.92
Total from investment operations	.29	2.72	(1.57)	.63	.90
Distributions from net realized gain	(.12)	(2.15)	(.74)	(2.69)	(1.74)
Total distributions	(.12)	(2.15)	(.74)	(2.69)	(1.74)
Redemption fees added to paid in capitalC,D	–	–	–	–	–
Net asset value, end of period	$9.81	$9.64	$9.07	$11.38	$13.44
Total ReturnE,F	3.06%	30.86%	(14.42)%	5.62%	6.73%
Ratios to Average Net AssetsG
Expenses before reductions	2.08%H	2.45%	1.65%	1.62%	1.81%H
Expenses net of fee waivers, if any	1.40%H	1.40%	1.41%	1.41%	1.41%H
Expenses net of all reductions	1.40%H	1.40%	1.41%	1.41%	1.41%H
Net investment income (loss)	(.23)%H	(.16)%	(.43)%	(.54)%	(.42)%H
Supplemental Data
Net assets, end of period (000 omitted)	$130	$126	$96	$113	$107
Portfolio turnover rateI	54%H	120%	89%	85%	117%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers Small-Mid Cap Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Small-Mid Cap Multi Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,884,345
Gross unrealized depreciation	(671,950)
Net unrealized appreciation (depreciation)	$2,212,395
Tax cost	$14,090,255

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $15,096 and a change in net unrealized appreciation (depreciation) of $(9,726) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $4,437,450 and $4,068,971, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.15% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .75% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. ArrowMark Colorado Holdings, LLC (d/b/a ArrowMark Partners), J.P. Morgan Investment Management, Inc., LSV Asset Management, Portolan Capital Management, LLC, and The Boston Company Asset Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

AllianceBernstein, L.P. (AB), FIAM LLC (an affiliate of the investment adviser), Fisher Investments, Geode Capital Management, LLC, Invesco Advisers, Inc., Neuberger Berman Investment Advisers LLC (NBIA), Systematic Financial Management, L.P. and Victory Capital Management, Inc. have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2017, the Board of Trustees approved the appointment of Boston Partners Global Investors, Inc., Rice Hall James & Associates, LLC and Voya Investment Management Co., LLC as additional sub-advisers for the Fund. In addition, during September 2017, agreements with the following sub-advisers were not renewed: Advisory Research, Inc. and Kennedy Capital Management, Inc.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$160	$160

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Small-Mid Cap Multi-Manager	$7,929.12
Class L	60.09
Class N	59.09
	$8,048

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has voluntarily agreed to waive the Fund's management fee in an amount equal to .01% of the Fund's average net assets. During the period, this waiver reduced the fund's management fee by $791.

The investment adviser has contractually agreed to reimburse Small-Mid Cap Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Small-Mid Cap Multi-Manager	1.15%	$46,792
Class F	1.06%	7,056
Class L	1.15%	430
Class N	1.40%	428

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Small-Mid Cap Multi-Manager	$–	$4,349
Class F	–	609
Class L	–	43
Total	$–	$5,001
From net realized gain
Small-Mid Cap Multi-Manager	$165,439	$2,346,043
Class F	24,737	328,655
Class L	1,576	23,021
Class N	1,571	22,900
Total	$193,323	$2,720,619

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Small-Mid Cap Multi-Manager
Shares sold	92,506	93,372	$904,931	$934,953
Reinvestment of distributions	17,415	251,105	165,439	2,350,346
Shares redeemed	(78,773)	(2,123,204)	(763,827)	(20,705,531)
Net increase (decrease)	31,148	(1,778,727)	$306,543	$(17,420,232)
Class F
Shares sold	55,459	64,975	$541,115	$655,798
Reinvestment of distributions	2,590	34,991	24,737	329,264
Shares redeemed	(38,043)	(59,866)	(374,894)	(609,114)
Net increase (decrease)	20,006	40,100	$190,958	$375,948
Class L
Reinvestment of distributions	166	2,467	$1,576	$23,064
Net increase (decrease)	166	2,467	$1,576	$23,064
Class N
Reinvestment of distributions	167	2,460	$1,571	$22,900
Net increase (decrease)	167	2,460	$1,571	$22,900

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 75% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Small-Mid Cap Multi-Manager	1.15%
Actual		$1,000.00	$1,031.40	$5.89
Hypothetical-C		$1,000.00	$1,019.41	$5.85
Class F	1.06%
Actual		$1,000.00	$1,031.20	$5.43
Hypothetical-C		$1,000.00	$1,019.86	$5.40
Class L	1.15%
Actual		$1,000.00	$1,030.40	$5.89
Hypothetical-C		$1,000.00	$1,019.41	$5.85
Class N	1.40%
Actual		$1,000.00	$1,030.60	$7.17
Hypothetical-C		$1,000.00	$1,018.15	$7.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On June 8, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in each of the existing sub-advisory agreements with LSV Asset Management (LSV) and The Boston Company Asset Management, LLC (Boston Company) for the fund (the Amended Sub-Advisory Agreements), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to each of LSV and Boston Company, on behalf of the fund. The terms of each Amended Sub-Advisory Agreement are identical to those of the existing respective sub-advisory agreement with each sub-adviser, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of each respective Amended Sub-Advisory Agreement.

In considering whether to approve each Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of each such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding LSV and Boston Company, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of each current sub-advisory agreement at its September 2016 Board meeting. The Board also considered the information provided by LSV and Boston Company in June 2017 in connection with the 2017 anticipated annual renewal of each current sub-advisory agreement with LSV and Boston Company.

The Board considered that each Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered each sub-adviser's representation that each respective Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board considered that it received information regarding each sub-adviser's historical investment performance in managing fund assets at its June 2017 Board meeting. The Board did not consider performance to be a material factor in its decision to approve each Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreements would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that each new fee schedule is expected to lower the amount of fees paid by Strategic Advisers to LSV and Boston Company on behalf of the fund. The Board also considered that if total fund expenses fall below the limits of the expense reimbursement arrangements in place for each class of the fund, each Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. The Board also considered that each respective Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee, Strategic Advisers' voluntary agreement to waive 0.01% of the management fee for the fund or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because each Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve each Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2016 Board meeting and that it will consider the potential for such benefits at its September 2017 meeting.

Possible Economies of Scale.  The Board considered that each Amended Sub-Advisory Agreement, like each current Sub-Advisory Agreement with each respective sub-adviser, provides for breakpoints that have the potential to further reduce sub-advisory fees paid to LSV and Boston Company as assets allocated to each sub-adviser grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2016 Board meeting and that it will consider the potential for such benefits at its September 2017 meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services rendered to the fund and that each Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

AMM-SANN-1017
1.933023.105

Strategic Advisers® Emerging Markets Fund Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2017

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Causeway Emerging Markets Fund - Investor Class	8.0	7.7
Fidelity Emerging Markets Fund	7.5	7.6
iShares MSCI China ETF	5.2	4.5
Lazard Emerging Markets Equity Portfolio Institutional Class	3.9	5.5
Oppenheimer Developing Markets Fund Class I	3.7	4.8
Aberdeen Emerging Markets Fund Institutional Service Class	3.7	5.2
GMO Emerging Markets Fund Class IV	3.3	3.9
Parametric Emerging Markets Fund Investor Class	3.2	4.4
Brandes Emerging Markets Value Fund Class A	2.6	3.2
Samsung Electronics Co. Ltd.	2.6	2.1
	43.7

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Common Stocks	45.0%
Preferred Stocks	1.7%
Diversifed Emerging Markets Funds	48.7%
Foreign Large Value Funds	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	3.7%

As of February 28, 2017
Common Stocks	35.3%
Preferred Stocks	1.3%
Diversifed Emerging Markets Funds	61.5%
Foreign Large Value Funds	0.9%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 45.0%
	Shares	Value
CONSUMER DISCRETIONARY - 4.4%
Auto Components - 0.1%
Gmb Korea Corp.	7,110	$41,108
Motherson Sumi Systems Ltd. (a)	875,736	4,220,134
Seoyon Co. Ltd.	3,023	22,453
Sewon Precision Industries Co. Ltd.	912	14,521
Sharda Motor Industries Ltd. (a)	583	25,107
Tianneng Power International Ltd.	1,962,000	1,679,762
TVS Srichakra Ltd.	1,650	85,265
Xingda International Holdings Ltd.	263,000	100,821
Yoo Sung Enterprise	13,439	45,783
		6,234,954
Automobiles - 1.4%
Bajaj Auto Ltd.	93,072	4,097,148
Chongqing Changan Automobile Co. Ltd.:
(B Shares)	1,300,507	1,701,714
Class A	410,800	857,768
Geely Automobile Holdings Ltd.	4,039,000	9,930,085
Guangzhou Automobile Group Co. Ltd. (H Shares)	3,274,000	6,459,516
Hero Motocorp Ltd.	165,906	10,366,952
Hyundai Motor Co.	55,094	6,885,310
Kia Motors Corp.	213,768	6,740,651
Maruti Suzuki India Ltd.	27,024	3,254,757
PT Astra International Tbk	6,370,600	3,760,192
Tata Motors Ltd.	847,191	4,989,595
Tofas Turk Otomobil Fabrikasi A/S	1,081,664	9,897,088
		68,940,776
Distributors - 0.1%
Imperial Holdings Ltd.	356,344	5,714,652
Diversified Consumer Services - 0.2%
Estacio Participacoes SA	464,300	3,806,910
Kroton Educacional SA	50,500	288,287
New Oriental Education & Technology Group, Inc. sponsored ADR	62,700	5,125,725
Visang Education, Inc.	9,614	108,178
		9,329,100
Hotels, Restaurants & Leisure - 0.2%
Bloomberry Resorts Corp. (a)	835,900	183,413
Genting Bhd	141,700	322,189
Sands China Ltd.	1,587,722	7,111,096
		7,616,698
Household Durables - 0.9%
Coway Co. Ltd.	42,129	3,702,380
Cyrela Brazil Realty SA	622,327	2,605,674
Guangdong Kelon Electrical Holdings Ltd. Series H	130,000	154,158
Haier Electronics Group Co. Ltd.	4,451,454	11,831,485
Kang Yong Electric PCL NVDR	5,000	71,375
LG Electronics, Inc.	141,739	10,275,190
Midea Group Co. Ltd. Class A	1,478,274	9,197,292
MRV Engenharia e Participacoes SA	880,835	3,774,787
Nien Made Enterprise Co. Ltd.	330,882	3,562,829
Vestel Elektonik Sanayi ve Ticaret A/S (a)	269,289	651,858
		45,827,028
Internet & Direct Marketing Retail - 0.3%
Ctrip.com International Ltd. ADR (a)	122,050	6,279,473
JD.com, Inc. sponsored ADR (a)	127,500	5,343,525
Vipshop Holdings Ltd. ADR (a)	132,500	1,233,575
		12,856,573
Leisure Products - 0.0%
Advanced International Multitech Co. Ltd.	28,000	40,788
Media - 0.5%
Hyundai HCN	154,083	559,188
Naspers Ltd. Class N	103,587	23,418,565
Smiles SA	73,800	1,629,632
YeaRimDang Publishing Co. Ltd. (a)	7,300	60,453
		25,667,838
Multiline Retail - 0.4%
Lojas Renner SA	1,109,133	10,781,794
Magazine Luiza SA	10,200	1,840,494
PT Matahari Department Store Tbk	1,281,600	960,576
PT Mitra Adiperkasa Tbk	124,900	65,530
S.A.C.I. Falabella	300,825	3,031,225
Woolworths Holdings Ltd.	339,958	1,550,734
		18,230,353
Specialty Retail - 0.2%
Cia. Hering SA	374,200	3,209,619
Mr Price Group Ltd.	145,389	2,025,695
Padini Holdings Bhd	297,300	288,911
SSI Group, Inc. (a)	417,000	38,980
Zhongsheng Group Holdings Ltd. Class H	2,213,500	4,808,421
		10,371,626
Textiles, Apparel & Luxury Goods - 0.1%
Aksa Akrilik Kimya Sanayii	37,525	136,253
CECEP COSTIN New Materials Group Ltd. (a)(b)	741,000	56,812
China Great Star International Ltd.	73,176	71,599
ECLAT Textile Co. Ltd.	279,960	3,437,201
Grendene SA	48,500	419,696
LG Fashion Corp.	4,659	120,595
Li Ning Co. Ltd. (a)	3,511,000	2,602,153
Weiqiao Textile Co. Ltd. (H Shares) (a)	426,500	226,718
		7,071,027

TOTAL CONSUMER DISCRETIONARY		217,901,413

CONSUMER STAPLES - 3.9%
Beverages - 0.8%
Ambev SA	1,821,533	11,492,176
Anheuser-Busch InBev SA NV	14,012	1,659,455
Compania Cervecerias Unidas SA sponsored ADR (c)	3,159	86,557
Embotelladora Andina SA sponsored ADR	1,793	50,616
Fomento Economico Mexicano S.A.B. de CV:
unit	228,700	2,288,759
sponsored ADR	120,571	12,064,334
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	245,402	3,327,314
Kweichow Moutai Co. Ltd. (A Shares)	33,758	2,516,008
Pepsi-Cola Products Philippines, Inc.	677,100	39,327
Wuliangye Yibin Co. Ltd. Class A	553,800	4,663,252
		38,187,798
Food & Staples Retailing - 1.4%
BGFretail Co. Ltd.	72,718	5,899,017
Bidcorp Ltd.	113,266	2,572,369
Bim Birlesik Magazalar A/S JSC	500,558	11,087,760
C.P. ALL PCL (For. Reg.)	4,368,700	8,157,187
Clicks Group Ltd.	144,580	1,653,772
Drogasil SA	468,804	10,328,179
Magnit OJSC	24,527	4,566,703
Magnit OJSC GDR (Reg. S)	129,111	5,395,549
O'Key Group SA GDR (Reg. S)	545,018	1,133,637
President Chain Store Corp.	380,000	3,183,847
Shoprite Holdings Ltd.	308,249	5,340,732
Wal-Mart de Mexico SA de CV Series V (a)	2,312,400	5,624,748
X5 Retail Group NV GDR (Reg. S) (a)	37,825	1,543,260
		66,486,760
Food Products - 1.1%
Brasil Foods SA	135,200	1,826,232
China Mengniu Dairy Co. Ltd.	6,062,496	14,161,253
GFPT PCL NVDR	153,600	88,816
Gruma S.A.B. de CV Series B	783,486	11,490,734
Industrias Bachoco SA de CV Series B	22,040	116,972
JBS SA	1,033,800	2,847,355
JUHAYNA Food Industries (a)	2,240,968	913,645
M. Dias Branco SA	632,800	9,870,381
Maeil Holdings Co. Ltd.	4,048	79,755
Thai Vegetable Oil PCL NVDR unit	97,000	83,256
Tiger Brands Ltd.	281,336	8,715,550
Unified-President Enterprises Corp.	1,401,000	2,984,560
Universal Robina Corp.	1,084,420	3,098,343
		56,276,852
Personal Products - 0.3%
AMOREPACIFIC Group, Inc.	14,624	1,743,066
China King-highway Holdings Ltd.	165,627	180,472
Hengan International Group Co. Ltd.	584,500	4,884,682
LG Household & Health Care Ltd.	9,593	8,191,597
		14,999,817
Tobacco - 0.3%
ITC Ltd.	3,524,931	15,561,301

TOTAL CONSUMER STAPLES		191,512,528

ENERGY - 3.0%
Energy Equipment & Services - 0.1%
Ezion Holdings Ltd. (a)(b)	8,366,690	1,215,560
Ezion Holdings Ltd. warrants 4/24/20 (a)(b)	1,376,848	30,462
Petrofac Ltd.	274,881	1,487,197
Tenaris SA sponsored ADR	58,400	1,551,688
		4,284,907
Oil, Gas & Consumable Fuels - 2.9%
Bangchak Petroleum PCL:
(For. Reg.)	520,100	595,206
NVDR	570,600	652,998
Banpu PCL NVDR unit	1,074,400	569,476
Bharat Petroleum Corp. Ltd.	2,803,124	23,193,127
Chennai Petroleum Corp. Ltd. (a)	48,872	342,719
China Shenhua Energy Co. Ltd. (H Shares)	15,000	38,623
CNOOC Ltd.	10,720,011	12,939,496
Cosan Ltd. Class A	576,865	4,730,293
Formosa Petrochemical Corp.	137,000	484,147
Grupa Lotos SA	11,091	183,000
Hindustan Petroleum Corp. Ltd.	1,303,165	9,953,869
Indian Oil Corp. Ltd.	1,014,181	7,212,765
IRPC PCL NVDR	14,815,200	2,654,734
Kosmos Energy Ltd. (a)(c)	434,993	3,062,351
Lukoil PJSC	28,548	1,443,506
Lukoil PJSC sponsored ADR	164,912	8,286,828
Oil & Natural Gas Corp. Ltd.	501,709	1,231,614
Ophir Energy PLC (a)	1,578,025	1,581,422
Petroleo Brasileiro SA - Petrobras (ON) (a)	535,900	2,378,297
Petronet LNG Ltd.	918,226	3,263,016
Polish Oil & Gas Co. SA	975,843	1,868,362
Polski Koncern Naftowy Orlen SA	283,078	9,355,786
PT Adaro Energy Tbk	22,274,600	3,046,855
PT Harum Energy Tbk (a)	875,400	152,221
PT Indo Tambangraya Megah Tbk	395,800	576,998
PT Tambang Batubara Bukit Asam Tbk	176,400	163,615
PT United Tractors Tbk	2,430,000	5,518,588
PTT Exploration and Production PCL NVDR	737,400	1,943,156
PTT PCL NVDR	391,700	4,706,770
Reliance Industries Ltd.	461,817	11,517,435
SK Energy Co. Ltd.	37,352	6,262,794
Star Petroleum Refining PCL unit	2,932,400	1,474,810
Susco Public Co. Ltd. unit	267,500	27,390
Thai Oil PCL NVDR	591,600	1,679,214
Tullow Oil PLC (a)	1,279,024	2,581,747
Tupras Turkiye Petrol Rafinelleri A/S	101,483	3,446,825
Ultrapar Participacoes SA	170,700	3,983,009
		143,103,062

TOTAL ENERGY		147,387,969

FINANCIALS - 11.6%
Banks - 8.0%
Agricultural Bank of China Ltd. (H Shares)	15,737,000	7,400,206
Akbank T.A.S.	361,132	1,081,221
Axis Bank Ltd.	1,320,765	10,336,197
Axis Bank Ltd. GDR (Reg. S)	155,020	5,976,021
Banco ABC Brasil SA	20,103	106,076
Banco do Brasil SA	649,100	6,330,470
Banco Santander Chile sponsored ADR	150,700	4,407,975
Bangkok Bank PCL NVDR	67,100	372,834
Bank of China Ltd. (H Shares)	41,487,000	21,841,541
Bank Polska Kasa Opieki SA	169,673	6,085,740
Barclays Africa Group Ltd.	583,583	6,656,446
BDO Unibank, Inc.	760,570	1,890,456
Bumiputra-Commerce Holdings Bhd	247,900	410,990
Capitec Bank Holdings Ltd.	101,883	7,052,610
China Construction Bank Corp. (H Shares)	34,398,000	30,153,056
Chinatrust Financial Holding Co. Ltd.	12,482,058	8,097,298
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	34,000	23,678
Commercial International Bank SAE	296,979	1,414,602
Credicorp Ltd. (United States)	49,905	10,122,730
E.SUN Financial Holdings Co. Ltd.	2,485,982	1,534,328
Grupo Aval Acciones y Valores SA ADR	182,700	1,642,473
Grupo Elektra SA de CV	6,625	288,737
Grupo Financiero Banorte S.A.B. de CV Series O	2,305,350	15,720,361
Grupo Financiero Santander Mexico S.A.B. de CV sponsored ADR	211,700	2,182,627
Hana Financial Group, Inc.	360,686	15,720,569
HDFC Bank Ltd.	245,840	6,857,123
ICICI Bank Ltd.	735,995	3,450,978
ICICI Bank Ltd. sponsored ADR	1,370,072	12,837,575
Indian Bank	99,983	447,879
Industrial & Commercial Bank of China Ltd. (H Shares)	32,144,000	24,069,749
Kasikornbank PCL (For. Reg.)	658,400	4,183,780
KB Financial Group, Inc.	187,282	9,241,590
Kiatnakin Bank PCL unit	224,000	473,905
Krung Thai Bank PCL:
(For. Reg.)	985,300	554,890
NVDR	6,107,300	3,439,437
Malayan Banking Bhd	1,316,900	2,917,193
MONETA Money Bank A/S	597,368	2,094,704
National Bank of Abu Dhabi PJSC (a)	4,231,229	11,980,936
OTP Bank PLC	285,179	11,598,617
PT Bank Bukopin Tbk	206,800	9,222
PT Bank Central Asia Tbk	3,851,600	5,470,531
PT Bank Mandiri (Persero) Tbk	4,339,900	4,261,182
PT Bank Negara Indonesia (Persero) Tbk	8,141,200	4,484,921
PT Bank Rakyat Indonesia Tbk	6,803,800	7,713,047
PT Bank Tabungan Negara Tbk	7,212,400	1,627,142
Public Bank Bhd	1,902,500	9,177,263
Sberbank of Russia	4,467,320	14,139,189
Sberbank of Russia:
sponsored ADR	1,982,201	27,057,044
sponsored ADR (United Kingdom)	504,495	6,845,997
Shinhan Financial Group Co. Ltd.	244,311	11,299,107
South Indian Bank Ltd. (a)	676,563	294,710
Standard Bank Group Ltd.	597,291	7,687,474
Standard Chartered PLC (Hong Kong) (a)	486,100	4,863,640
Thanachart Capital PCL:
(For. Reg.)	797,900	1,123,380
NVDR	653,200	919,654
The Shanghai Commercial & Savings Bank Ltd.	52,564	56,320
TISCO Financial Group PCL NVDR	399,700	899,791
Turkiye Garanti Bankasi A/S	1,851,931	5,759,132
Turkiye Halk Bankasi A/S	1,061,449	4,554,863
Turkiye Is Bankasi A/S Series C	2,259,512	4,900,320
Turkiye Vakiflar Bankasi TAO	3,093,772	6,449,837
Vijaya Bank Ltd. (a)	56,157	59,859
Woori Bank	190,705	3,155,135
Yes Bank Ltd.	113,457	3,110,906
		396,917,264
Consumer Finance - 0.1%
Muthoot Finance Ltd. (a)	25,498	189,934
Shriram Transport Finance Co. Ltd.	438,681	6,758,439
		6,948,373
Diversified Financial Services - 0.7%
Far East Horizon Ltd.	5,489,000	5,015,027
First Pacific Co. Ltd.	4,010,000	3,223,065
FirstRand Ltd.	3,428,068	14,633,275
Fubon Financial Holding Co. Ltd.	2,068,000	3,328,124
GT Capital Holdings, Inc.	68,485	1,497,335
Haci Omer Sabanci Holding A/S	1,618,278	4,966,918
Reliance Capital Ltd. (a)	74,127	933,674
		33,597,418
Insurance - 2.3%
AIA Group Ltd.	2,195,000	16,843,082
BB Seguridade Participacoes SA	1,154,766	10,168,881
Cathay Financial Holding Co. Ltd.	1,899,000	3,103,405
China Life Insurance Co. Ltd. (H Shares)	2,113,000	6,803,319
China Pacific Insurance (Group) Co. Ltd. (H Shares)	825,200	3,885,713
Discovery Ltd.	213,076	2,466,743
Dongbu Insurance Co. Ltd.	48,469	3,242,088
Hyundai Fire & Marine Insurance Co. Ltd.	127,675	5,246,754
Liberty Holdings Ltd.	576,642	4,592,302
MMI Holdings Ltd.	1,729,741	2,767,054
PICC Property & Casualty Co. Ltd. (H Shares)	2,810,000	5,278,344
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,632,500	12,964,876
Porto Seguro SA	276,048	3,047,371
Powszechny Zaklad Ubezpieczen SA	883,792	12,015,786
Samsung Fire & Marine Insurance Co. Ltd.	21,125	5,195,589
Sanlam Ltd.	3,011,967	16,624,136
		114,245,443
Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp. Ltd.	702,221	19,516,329
LIC Housing Finance Ltd.	453,730	4,782,137
		24,298,466

TOTAL FINANCIALS		576,006,964

HEALTH CARE - 0.6%
Biotechnology - 0.1%
Medy-Tox, Inc.	8,766	4,437,445
Health Care Providers & Services - 0.0%
Odontoprev SA	17,600	82,860
Qualicorp SA	34,400	380,844
Selcuk Ecza Deposu Tic A/S	122,624	139,539
		603,243
Pharmaceuticals - 0.5%
Aspen Pharmacare Holdings Ltd.	154,150	3,435,351
CSPC Pharmaceutical Group Ltd.	5,410,000	8,447,778
Hypermarcas SA	170,200	1,595,566
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	344,008	2,826,233
PT Kalbe Farma Tbk	35,808,056	4,589,400
Winteam Pharmaceutical Group Ltd.	6,598,000	3,996,361
		24,890,689

TOTAL HEALTH CARE		29,931,377

INDUSTRIALS - 1.9%
Airlines - 0.1%
AirAsia X Bhd (a)	630,800	54,653
Avianca Holdings SA sponsored ADR	104,040	787,583
Cebu Air, Inc.	267,110	565,718
Copa Holdings SA Class A	19,300	2,394,551
Grupo Aeromexico S.A.B. de CV (a)	12,020	24,290
Jet Airways India Ltd. (a)	80,952	732,474
Thai Airways International PCL NVDR (a)	404,100	220,274
		4,779,543
Building Products - 0.1%
China Liansu Group Holdings Ltd.	6,850,000	4,919,273
National Central Cooling Co.	867,653	498,448
Trakya Cam Sanayii A/S	353,267	376,425
		5,794,146
Commercial Services & Supplies - 0.0%
Blue Label Telecoms Ltd.	119,862	170,366
Construction & Engineering - 0.2%
China State Construction International Holdings Ltd.	1,288,000	1,866,392
Gamuda Bhd	2,459,700	3,075,705
Kimlun Corp. Bhd	105,000	52,617
Murray & Roberts Holdings Ltd.	128,238	150,332
Orascom Construction Ltd. (a)	5,919	35,863
Sunway Construction Group Bhd	303,100	163,243
Syntec Construction PCL NVDR	773,100	130,383
Tekfen Holding A/S	490,553	1,819,546
Wilson Bayly Holmes-Ovcon Ltd.	8,466	90,297
		7,384,378
Electrical Equipment - 0.1%
DONGYANG E&P, Inc.	21,665	248,594
Harbin Electric Machinery Co. Ltd.(H Shares)	910,000	465,131
LS Cable Ltd.	9,264	696,303
TECO Electric & Machinery Co. Ltd.	3,726,000	3,486,576
		4,896,604
Industrial Conglomerates - 0.4%
Alfa SA de CV Series A	3,632,150	5,084,817
AntarChile SA Class A	2,925	43,041
CJ Corp.	7,086	1,115,623
Dogan Sirketler Grubu Holding A/S (a)	527,214	140,444
Hanwha Corp.	25,480	1,113,950
Hong Leong Industries Bhd	11,800	27,742
LG Corp.	4,599	343,626
Mannai Corp. (a)	9,621	179,486
MMC Corp. Bhd	50,600	27,608
San Miguel Corp.	213,760	418,031
Sembcorp Industries Ltd.	1,460,300	3,209,332
SK C&C Co. Ltd.	1,450	345,012
SM Investments Corp.	302,870	4,800,550
Turk Sise ve Cam Fabrikalari A/S	2,655,966	3,414,550
		20,263,812
Machinery - 0.1%
China Yuchai International Ltd.	26,766	490,888
Lonking Holdings Ltd.	1,068,000	424,430
Sinotruk Hong Kong Ltd.	775,000	857,617
Weichai Power Co. Ltd. (H Shares)	1,407,000	1,449,116
		3,222,051
Marine - 0.0%
Mercator Ltd. (a)	143,420	96,122
Road & Rail - 0.2%
Companhia de Locacao das Americas	10,200	41,476
Globaltrans Investment PLC GDR (Reg. S)	67,259	682,679
Korea Express Co. Ltd. (a)	10,686	1,606,367
Localiza Rent A Car SA	378,900	7,167,907
		9,498,429
Trading Companies & Distributors - 0.1%
Barloworld Ltd.	575,714	5,686,884
Transportation Infrastructure - 0.6%
Adani Ports & Special Economic Zone Ltd.	874,338	5,373,756
Airports of Thailand PCL (For. Reg.)	1,713,900	2,813,057
CCR SA	343,636	1,906,026
DP World Ltd.	370,432	8,497,710
Ecorodovias Infraestrutura e Logistica SA	258,500	878,679
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	150,900	1,664,443
Grupo Aeroportuario del Sureste S.A.B. de CV Series B sponsored ADR	2,503	509,761
Malaysia Airports Holdings Bhd	171,100	360,590
Shanghai International Airport Co. Ltd. (A Shares)	1,009,700	5,983,214
Shenzhen Expressway Co. (H Shares)	3,706,000	3,618,035
Tianjin Port Development Holdings Ltd.	236,000	38,902
		31,644,173

TOTAL INDUSTRIALS		93,436,508

INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 0.1%
BYD Electronic International Co. Ltd.	325,500	898,419
ZTE Corp. (H Shares) (a)	1,567,400	4,276,138
		5,174,557
Electronic Equipment & Components - 2.0%
AAC Technology Holdings, Inc.	364,000	6,637,421
AU Optronics Corp.	995,000	410,215
CalComp Electronics PCL:
unit	287,300	27,860
(depositary receipt)	2,246,265	221,373
Coretronic Corp.	87,400	106,290
Delta Electronics, Inc.	1,328,683	7,296,701
Enel Chile SA sponsored ADR	176,677	1,035,327
General Interface Solution Holding Ltd.	8,000	95,963
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	350,500	1,709,977
HannStar Display Corp.	142,000	57,956
Hollysys Automation Technologies Ltd. (c)	307,313	6,250,746
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,010,533	23,434,627
Hon Hai Precision Industry Co. Ltd. (Foxconn) GDR (Reg. S)	315,546	2,445,482
Innolux Corp.	4,751,039	2,317,465
INTOPS Co. Ltd.	42,282	415,586
Kingboard Chemical Holdings Ltd.	781,500	4,264,134
Largan Precision Co. Ltd.	102,000	19,732,218
LG Display Co. Ltd.	256,540	7,139,450
Pinnacle Technology Holdings Ltd.	11,198	17,784
Samsung Electro-Mechanics Co. Ltd.	40,362	3,626,076
Sunny Optical Technology Group Co. Ltd.	661,000	9,476,945
Uil Co. Ltd.	4,594	32,527
		96,752,123
Internet Software & Services - 4.2%
58.com, Inc. ADR (a)	34,671	2,171,445
Addcn Technology Co. Ltd.	6,000	52,561
Alibaba Group Holding Ltd. sponsored ADR (a)	327,144	56,183,711
Autohome, Inc. ADR Class A (a)(c)	31,639	2,033,439
Baidu.com, Inc. sponsored ADR (a)	112,954	25,759,160
Mail.Ru Group Ltd. GDR (Reg. S) (a)	190,970	5,669,899
MercadoLibre, Inc.	11,600	2,998,252
Mix Telematics Ltd. sponsored ADR	6,812	66,008
Momo, Inc. ADR (a)	118,699	4,573,472
NAVER Corp.	8,074	5,422,238
NetEase, Inc. ADR	43,159	11,904,979
Pacific Online Ltd.	164,000	29,129
Phoenix New Media Ltd. ADR (a)(c)	39,757	178,907
Tencent Holdings Ltd.	1,616,521	68,022,678
Weibo Corp. sponsored ADR (a)(c)	45,633	4,613,496
Yandex NV Series A (a)	546,642	16,404,726
YY, Inc. ADR (a)	59,329	4,433,063
		210,517,163
IT Services - 0.7%
Advanced Information Technology PCL NVDR	91,100	74,076
Cielo SA	548,024	3,904,944
CSU Cardsystem SA	20,600	64,264
EOH Holdings Ltd.	255,961	2,193,881
HCL Technologies Ltd.	749,906	10,149,271
Hexaware Technologies Ltd.	473,851	2,024,808
Infosys Ltd.	191,573	2,741,257
Infosys Ltd. sponsored ADR	369,309	5,539,635
Luxoft Holding, Inc. (a)	65,447	3,314,891
Mphasis BFL Ltd.	67,995	647,779
QIWI PLC Class B sponsored ADR	6,354	104,523
Tata Consultancy Services Ltd.	39,725	1,551,068
Vakrangee Ltd. (a)	154,827	1,239,875
WNS Holdings Ltd. sponsored ADR (a)	19,178	671,230
		34,221,502
Semiconductors & Semiconductor Equipment - 2.9%
D&O Green Technologies Bhd	470,300	66,627
Darwin Precisions Corp.	193,000	142,814
Dongbu HiTek Co. Ltd. (a)	42,986	609,861
e-LITECOM Co. Ltd.	5,224	42,099
eMemory Technology, Inc.	263,000	3,639,142
EPISTAR Corp. (a)	1,099,000	1,114,079
Eugene Technology Co. Ltd.	2,366	38,724
Everlight Electronics Co. Ltd.	60,000	90,190
Excellence Opto, Inc.	84,914	72,977
Flat Glass Group Co. Ltd.	180,000	31,051
Greatek Electronics, Inc.	164,000	262,844
Lite-On Semiconductor Corp.	63,000	73,585
Malaysian Pacific Industries BHD	51,900	171,116
Phison Electronics Corp.	293,000	3,957,029
Radiant Opto-Electronics Corp.	382,000	964,618
Seoul Semiconductor Co. Ltd.	17,560	358,468
SK Hynix, Inc.	643,997	39,296,227
Taiwan Semiconductor Co. Ltd.	255,000	360,460
Taiwan Semiconductor Manufacturing Co. Ltd.	12,163,000	87,666,648
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	86,120	3,183,856
Tera Semicon Co. Ltd.	8,068	226,417
Toptec Co. Ltd.	7,619	190,096
Unisem (M) Bhd	561,700	539,274
United Microelectronics Corp.	4,666,000	2,335,630
United Microelectronics Corp. sponsored ADR (c)	353,437	883,593
		146,317,425
Software - 0.2%
CD Projekt RED SA	155,125	3,626,671
Changyou.com Ltd. (A Shares) ADR (a)	8,159	326,523
Nucleus Software Exports Ltd. (a)	34,593	155,150
OnMobile Global Ltd. (a)	127,744	118,983
Totvs SA	475,543	4,692,208
		8,919,535
Technology Hardware, Storage & Peripherals - 3.3%
Casetek Holdings	925,000	3,069,368
Catcher Technology Co. Ltd.	1,087,000	13,850,580
Chicony Electronics Co. Ltd.	2,311,178	5,813,127
Compal Electronics, Inc.	2,878,000	2,072,324
JCY International Bhd	116,700	14,347
Lenovo Group Ltd.	7,452,000	4,075,591
Pegatron Corp.	1,985,000	6,257,362
Quanta Computer, Inc.	474,000	1,080,544
Samsung Electronics Co. Ltd.	62,430	128,610,015
Sunrex Technology Corp.	172,200	107,995
TPV Technology Ltd.	456,000	78,663
Wistron Corp.	432,935	409,425
		165,439,341

TOTAL INFORMATION TECHNOLOGY		667,341,646

MATERIALS - 2.6%
Chemicals - 0.7%
Barito Pacific Tbk PT (a)	6,377,800	944,098
China General Plastics Corp.	58,210	67,411
China Sanjiang Fine Chemicals Ltd.	424,000	143,035
D&L Industries, Inc.	7,260,300	1,468,104
DCM Shriram Ltd.	5,517	34,706
GHCL Ltd.	12,311	46,444
Gujarat Alkalies and Chemicals Ltd.	3,933	27,107
Gujarat Narmada Valley Fertilizers Co.	52,509	247,002
Hanwha Chemical Corp.	26,310	827,281
Hyosung Corp.	1,793	252,786
Jindal Poly Films Ltd. (a)	13,777	80,408
Kunsul Chemical Industrial Co. Ltd.	1,644	55,203
LG Chemical Ltd.	33,763	11,382,119
Lotte Chemical Corp.	16,978	6,033,179
Mexichem S.A.B. de CV	245,582	654,089
Petronas Chemicals Group Bhd	561,500	941,421
Phillips Carbon Black Ltd.	15,510	171,790
PTT Global Chemical PCL NVDR	1,312,000	3,022,677
Rain Industries Ltd.	31,603	70,388
Sasol Ltd.	195,180	5,901,891
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares) (a)	2,302,000	1,435,487
Taekwang Industrial Co. Ltd.	168	181,862
Unipetrol A/S	11,572	154,871
		34,143,359
Construction Materials - 0.5%
Asia Cement (China) Holdings Corp.	204,000	67,776
Asia Cement Co. Ltd.	599	45,608
CEMEX S.A.B. de CV sponsored ADR	1,187,565	11,056,230
China Resources Cement Holdings Ltd.	4,100,000	2,252,819
Conch Cement Co. Ltd. (H Shares)	833,000	3,108,149
Eternit SA (a)	53,000	19,026
Magnesita Refratarios SA	4,800	60,232
PT Semen Gresik (Persero) Tbk	3,817,700	2,997,332
Siam Cement PCL NVDR unit	229,800	3,460,322
Tipco Asphalt NVDR	1,429,400	998,707
		24,066,201
Containers & Packaging - 0.2%
AMVIG Holdings Ltd.	5,146,000	1,538,720
Anadolu Cam Sanayii A/S	493,425	318,606
Bio Pappel S.A.B. de CV (a)	28,412	40,379
Greatview Aseptic Pack Co. Ltd.	7,233,000	4,436,431
Nampak Ltd. (a)	2,119,129	3,083,241
Polyplex Thailand PCL unit	70,900	25,623
Uflex Ltd. (a)	40,940	279,988
		9,722,988
Metals & Mining - 1.0%
Alrosa Co. Ltd.	960,000	1,343,884
Ann Joo Resources Bhd	74,700	61,572
CAP SA	73,910	873,597
Dongkuk Steel Mill Co. Ltd.	111,204	1,251,278
First Quantum Minerals Ltd.	300,461	3,621,172
Fresnillo PLC	118,655	2,479,474
Grupo Simec SA de CV (a)	29,799	107,418
Hebei Yichen Industrial Group Corp. Ltd. Class H	70,000	53,132
Hindalco Industries Ltd.	575,843	2,143,593
Husteel Co. Ltd.	4,203	59,630
Industrias CH SA de CV (a)	24,105	115,312
Iskenderun Demir ve Celik A/S	102,420	115,658
Jastrzebska Spolka Weglowa SA (a)	16,366	477,129
Jindal Saw Ltd.	101,155	153,548
Jindal Stainless (Hisar) Ltd.	32,360	93,585
JSW Steel Ltd.	43,878	174,592
KISCO Corp.	1,491	55,437
Kumba Iron Ore Ltd.	86,802	1,425,865
Lion Industries Corp. Bhd (a)	366,800	91,904
MCS Steel Public Co. Ltd. unit	81,800	38,430
Merafe Resources Ltd.	384,804	40,821
National Aluminium Co. Ltd. (a)	190,028	214,742
Padaeng Industry PCL unit	205,300	144,059
Poongsan Corp.	29,517	1,496,546
POSCO	37,402	11,402,037
Press Metal Aluminium Holdings	828,240	696,261
PT Petrosea Tbk (a)	99,700	8,108
Sarda Energy & Minerals Ltd. (a)	26,233	184,105
Seah Steel Corp.	931	76,849
Sheng Yu Steel Co. Ltd.	114,000	140,341
Tata Steel Ltd.	272,816	2,722,613
Ternium SA sponsored ADR	171,420	5,216,311
Tung Ho Steel Enterprise Corp.	185,000	147,944
Vale SA sponsored ADR	1,046,519	11,584,965
		48,811,912
Paper & Forest Products - 0.2%
HeveaBoard Bhd	138,200	54,044
Mondi Ltd.	92,264	2,515,836
Nine Dragons Paper (Holdings) Ltd.	2,408,000	4,018,590
PT Indah Kiat Pulp & Paper Tbk	185,700	42,869
Sappi Ltd.	547,123	3,675,876
West Coast Paper Mills Ltd.	63,671	182,892
WTK Holdings Bhd	26,800	4,958
		10,495,065

TOTAL MATERIALS		127,239,525

REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Prologis Property Mexico SA (c)	138,548	282,067
Torunlar Gayrimenkul Yatirim Ortakligi AS	137,733	220,143
		502,210
Real Estate Management & Development - 0.7%
Agile Property Holdings Ltd.	2,584,000	3,097,201
Ajmera Realty & Infra India Ltd. (a)	21,380	71,177
Aldar Properties PJSC	409,690	257,667
Asian Property Development PCL NVDR	2,536,100	599,560
Ayala Land, Inc.	6,674,400	5,482,053
Barwa Real Estate Co. (a)	26,388	229,656
BR Malls Participacoes SA	573,066	2,475,880
Central China Real Estate Ltd. (a)	204,000	78,725
China Aoyuan Property Group Ltd.	141,000	59,638
China Overseas Grand Oceans Group Ltd.	477,000	259,658
China Overseas Land and Investment Ltd.	362,000	1,265,144
China SCE Property Holdings Ltd.	451,000	230,521
CIFI Holdings Group Co. Ltd.	1,774,000	997,425
Country Garden Holdings Co. Ltd.	5,178,000	6,881,283
Emaar Malls Group PJSC (a)	1,980,307	1,326,351
Emaar Misr for Development SAE (a)	1,133,514	186,138
Etalon Group PLC GDR (Reg. S)	463,680	1,817,626
Future Land Development Holding Ltd.	217,838	89,354
Housing Development and Infrastructure Ltd. (a)	540,178	524,674
K Wah International Holdings Ltd.	596,000	345,000
KSL Holdings Bhd (a)	105,100	30,517
Longfor Properties Co. Ltd.	64,500	154,950
Multiplan Empreendimentos Imobiliarios SA (a)	98,200	2,280,108
Neo-China Group (Holdings) Ltd.	324,000	70,797
Poly Property Group Co. Ltd. (a)	347,000	181,797
Powerlong Real Estate Holding Ltd. (a)	438,000	221,638
PT Agung Podomoro Land Tbk	2,881,200	50,964
Raimon Land PCL unit	3,207,200	109,144
Road King Infrastructure Ltd.	305,000	405,329
Sansiri PCL NVDR	8,999,000	563,708
Sena Development Public Co. Ltd.	583,419	65,010
Shimao Property Holdings Ltd.	368,000	759,912
Shui On Land Ltd.	360,500	84,301
United Development Co. (a)	159,459	664,330
Univentures PCL unit	569,400	150,045
		32,067,281

TOTAL REAL ESTATE		32,569,491

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.1%
Axtel S.A.B. de CV unit (a)	314,089	73,080
Bharti Infratel Ltd.	829,310	4,866,773
China Communications Services Corp. Ltd. (H Shares)	1,380,000	747,686
China Telecom Corp. Ltd. (H Shares)	20,508,000	10,534,730
China Unicom Ltd. (a)	8,302,000	12,060,903
KT Corp.	159,507	4,427,832
KT Corp. sponsored ADR	108,322	1,786,230
LG Telecom Ltd.	384,442	4,719,031
PT Telkomunikasi Indonesia Tbk:
Series B	33,603,500	11,853,907
sponsored ADR	59,464	2,100,268
Qatar Telecom (Qtel) Q.S.C. (a)	6,211	149,405
Telecom Egypt SAE	297,066	213,800
Telkom SA Ltd.	405,832	1,957,914
		55,491,559
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
Series L	3,357,100	3,120,657
Series L sponsored ADR	277,815	5,189,584
China Mobile Ltd.	1,060,500	11,247,676
Mobile TeleSystems OJSC	457,140	2,126,780
MTN Group Ltd.	909,132	9,031,393
SK Telecom Co. Ltd.	1,148	259,974
		30,976,064

TOTAL TELECOMMUNICATION SERVICES		86,467,623

UTILITIES - 1.2%
Electric Utilities - 0.7%
Adani Transmissions Ltd. (a)	444	882
EDP Energias do Brasil SA (a)	1,431,593	6,930,914
ENEA SA	35,290	150,863
Energa SA	29,085	111,210
Enersis SA sponsored	149,667	1,607,424
Equatorial Energia SA	165,400	3,211,477
Korea Electric Power Corp.	112,182	4,299,672
Light SA	153,900	1,007,145
Polska Grupa Energetyczna SA	298,833	1,195,399
Power Grid Corp. of India Ltd.	2,203,930	7,557,858
SJVN Ltd.	132,313	66,741
Tauron Polska Energia SA (a)	99,453	109,286
Tenaga Nasional Bhd	2,644,400	8,842,532
		35,091,403
Gas Utilities - 0.1%
Daesung Energy Co. Ltd.	22,060	121,854
Indraprastha Gas Ltd.	219,592	4,381,193
Samchully Co. Ltd.	279	26,678
		4,529,725
Independent Power and Renewable Electricity Producers - 0.3%
Aboitiz Power Corp.	382,673	295,602
Benpres Holdings Corp.	790,600	104,517
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,956,000	1,464,672
China Resources Power Holdings Co. Ltd.	1,270,242	2,330,853
Huaneng Renewables Corp. Ltd. (H Shares)	10,800,000	3,312,143
NTPC Ltd.	1,823,690	4,813,446
PNOC Energy Development Corp.	40,468,200	5,365,687
		17,686,920
Water Utilities - 0.1%
Beijing Enterprises Water Group Ltd.	4,275,000	3,632,719
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	63,900	652,631
Companhia de Saneamento de Minas Gerais	54,900	751,859
		5,037,209

TOTAL UTILITIES		62,345,257

TOTAL COMMON STOCKS
(Cost $1,738,048,383)		2,232,140,301

Nonconvertible Preferred Stocks - 1.7%
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN) (a)	60,300	1,379,036
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR (a)	397,800	3,572,244
FINANCIALS - 1.1%
Banks - 1.1%
Banco ABC Brasil SA	560,600	3,029,308
Banco Bradesco SA (PN)	1,513,050	16,140,610
Banco do Estado Rio Grande do Sul SA	34,800	187,053
Itau Unibanco Holding SA	3,015,672	38,655,706
		58,012,677
INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd.	2,351	3,941,912
MATERIALS - 0.2%
Chemicals - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B)	171,362	8,047,553
Metals & Mining - 0.0%
Metalurgica Gerdau SA (PN) (a)	346,000	622,126

TOTAL MATERIALS		8,669,679

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telefonica Brasil SA	109,700	1,702,034
Wireless Telecommunication Services - 0.0%
TIM Participacoes SA sponsored ADR	95,329	1,697,809

TOTAL TELECOMMUNICATION SERVICES		3,399,843

UTILITIES - 0.1%
Electric Utilities - 0.0%
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) (a)	89,300	582,407
Companhia Energetica de Minas Gerais (CEMIG):
(PN) (a)	528,941	1,408,112
(PN) sponsored ADR (non-vtg.) (c)	128,801	338,747
Companhia Energetica do Ceara	1,583	26,145
Eletropaulo Metropolitana SA (PN-B)	56,400	285,239
		2,640,650
Gas Utilities - 0.0%
Companhia de Gas de Sao Paulo	25,600	439,157
Water Utilities - 0.1%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	275,104	2,803,310

TOTAL UTILITIES		5,883,117

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $66,178,631)		84,858,508

Equity Funds - 49.6%
Diversified Emerging Markets Funds - 48.7%
Aberdeen Emerging Markets Fund Institutional Service Class	11,630,259	183,409,191
Brandes Emerging Markets Value Fund Class A	13,699,221	129,046,665
Causeway Emerging Markets Fund - Investor Class	29,201,837	396,852,955
Fidelity Emerging Markets Fund (d)	12,303,875	370,100,561
GMO Emerging Markets Fund Class IV	4,793,941	163,137,820
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	2,754,070	59,074,812
Invesco Developing Markets Fund Class R5	980,813	35,122,903
iShares MSCI China ETF (c)	4,186,975	259,592,450
iShares MSCI South Korea Index ETF (c)	1,546,595	105,895,360
Lazard Emerging Markets Equity Portfolio Institutional Class	9,929,226	191,435,470
Matthews Pacific Tiger Fund Investor Class	116	3,326
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	2,091,786	40,831,661
Oppenheimer Developing Markets Fund Class I	4,495,418	184,357,100
Oppenheimer Emerging Markets Innovators Fund Class I (a)	300	3,243
Parametric Emerging Markets Fund Investor Class	10,367,903	158,525,239
SPDR S&P China ETF	1,151,550	115,903,508
Wasatch Frontier Emerging Small Countries Fund (a)	8,955,862	24,180,828

TOTAL DIVERSIFIED EMERGING MARKETS FUNDS		2,417,473,092

Foreign Large Value Funds - 0.9%
Matthews Korea Fund Investor Class	6,983,487	47,278,210
Sector Funds - 0.0%
Victory Global Natural Resources Fund Class A (a)	74	1,733
TOTAL EQUITY FUNDS
(Cost $2,066,966,864)		2,464,753,035
	Principal Amount

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.94% to 1.15% 9/14/17 to 11/30/17 (e)
(Cost $4,501,523)	$4,510,000	4,501,960
	Shares

Money Market Funds - 4.2%
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)	48,490,715	48,495,564
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (h)	162,218,287	162,218,287
TOTAL MONEY MARKET FUNDS
(Cost $210,713,851)		210,713,851
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $4,086,409,252)		4,996,967,655
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(32,106,651)
NET ASSETS - 100%		$4,964,861,004

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2,410	Sept. 2017	$130,887,100	$3,306,989	$3,306,989

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Level 3 instrument

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,392,103.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$84,782
Total	$84,782

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$348,699,378	$--	$56,614,037	$--	$4,419,896	$73,595,324	$370,100,561
Total	$348,699,378	$--	$56,614,037	$--	$4,419,896	$73,595,324	$370,100,561

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$217,901,413	$217,844,601	$--	$56,812
Consumer Staples	192,891,564	191,232,109	1,659,455	--
Energy	150,960,213	135,331,189	14,383,002	1,246,022
Financials	634,019,641	582,228,335	51,791,306	--
Health Care	29,931,377	29,931,377	--	--
Industrials	93,436,508	93,436,508	--	--
Information Technology	671,283,558	502,967,680	168,315,878	--
Materials	135,909,204	115,522,035	20,387,169	--
Real Estate	32,569,491	32,569,491	--	--
Telecommunication Services	89,867,466	59,138,070	30,729,396	--
Utilities	68,228,374	63,928,702	4,299,672	--
Equity Funds	2,464,753,035	2,464,753,035	--	--
Other Short-Term Investments	4,501,960	--	4,501,960	--
Money Market Funds	210,713,851	210,713,851	--	--
Total Investments in Securities:	$4,996,967,655	$4,699,596,983	$296,067,838	$1,302,834
Derivative Instruments:
Assets
Futures Contracts	$3,306,989	$3,306,989	$--	$--
Total Assets	$3,306,989	$3,306,989	$--	$--
Total Derivative Instruments:	$3,306,989	$3,306,989	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$3,037,737
Level 2 to Level 1	$166,000,865

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,306,989	$0
Total Equity Risk	3,306,989	0
Total Value of Derivatives	$3,306,989	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $47,450,441) — See accompanying schedule: Unaffiliated issuers (cost $3,738,911,493)	$4,578,371,530
Fidelity Central Funds (cost $48,495,564)	48,495,564
Affiliated issuers (cost $299,002,195)	370,100,561
Total Investment in Securities (cost $4,086,409,252)		$4,996,967,655
Foreign currency held at value (cost $2,534,529)		2,533,792
Receivable for investments sold		20,604,686
Receivable for fund shares sold		1,596,356
Dividends receivable		2,705,048
Interest receivable		124,050
Distributions receivable from Fidelity Central Funds		11,660
Receivable for daily variation margin on futures contracts		40,026
Prepaid expenses		16,246
Other receivables		70,164
Total assets		5,024,669,683
Liabilities
Payable for investments purchased	$3,136,380
Payable for fund shares redeemed	1,785,751
Accrued management fee	1,026,278
Other affiliated payables	667,707
Other payables and accrued expenses	4,708,778
Collateral on securities loaned	48,483,785
Total liabilities		59,808,679
Net Assets		$4,964,861,004
Net Assets consist of:
Paid in capital		$4,305,361,106
Undistributed net investment income		29,766,554
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(279,758,499)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		909,491,843
Net Assets, for 457,979,648 shares outstanding		$4,964,861,004
Net Asset Value, offering price and redemption price per share ($4,964,861,005 ÷ 457,979,648 shares)		$10.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$44,348,609
Interest		424,120
Income from Fidelity Central Funds		84,782
Income before foreign taxes withheld		44,857,511
Less foreign taxes withheld		(4,082,941)
Total income		40,774,570
Expenses
Management fee	$11,955,886
Transfer agent fees	3,147,554
Accounting and security lending fees	782,495
Custodian fees and expenses	466,224
Independent trustees' fees and expenses	26,861
Registration fees	27,012
Audit	34,042
Legal	11,208
Miscellaneous	94,892
Total expenses before reductions	16,546,174
Expense reductions	(6,060,330)	10,485,844
Net investment income (loss)		30,288,726
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	65,779,261
Fidelity Central Funds	9,624
Affiliated issuers	4,419,896
Foreign currency transactions	(346,131)
Futures contracts	2,528,287
Total net realized gain (loss)		72,390,937
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $700,485)	646,881,614
Fidelity Central Funds	(716)
Other Affiliated issuers	73,595,324
Assets and liabilities in foreign currencies	(264,978)
Futures contracts	1,760,831
Total change in net unrealized appreciation (depreciation)		$721,972,075
Net gain (loss)		794,363,012
Net increase (decrease) in net assets resulting from operations		$824,651,738

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,288,726	$56,269,463
Net realized gain (loss)	72,390,937	(42,306,931)
Change in net unrealized appreciation (depreciation)	721,972,075	1,166,429,518
Net increase (decrease) in net assets resulting from operations	824,651,738	1,180,392,050
Distributions to shareholders from net investment income	–	(49,430,648)
Distributions to shareholders from net realized gain	–	(2,547,973)
Total distributions	–	(51,978,621)
Share transactions
Proceeds from sales of shares	252,206,770	429,393,306
Reinvestment of distributions	–	51,906,255
Cost of shares redeemed	(711,440,549)	(1,275,361,732)
Net increase (decrease) in net assets resulting from share transactions	(459,233,779)	(794,062,171)
Total increase (decrease) in net assets	365,417,959	334,351,258
Net Assets
Beginning of period	4,599,443,045	4,265,091,787
End of period	$4,964,861,004	$4,599,443,045
Other Information
Undistributed net investment income end of period	$29,766,554	$–
Distributions in excess of net investment income end of period	$–	$(522,172)
Shares
Sold	25,566,413	51,059,500
Issued in reinvestment of distributions	–	6,253,766
Redeemed	(70,984,622)	(150,430,274)
Net increase (decrease)	(45,418,209)	(93,117,008)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.14	$7.15	$9.47	$9.16	$9.98	$9.84
Income from Investment Operations
Net investment income (loss)B	.06	.10	.10	.14	.12	.12
Net realized and unrealized gain (loss)	1.64	1.99	(2.32)	.32	(.81)	.23
Total from investment operations	1.70	2.09	(2.22)	.46	(.69)	.35
Distributions from net investment income	–	(.10)	(.10)	(.15)	(.13)	(.12)
Distributions from net realized gain	–	(.01)	–	–	–	(.09)
Total distributions	–	(.10)C	(.10)	(.15)	(.13)	(.21)
Net asset value, end of period	$10.84	$9.14	$7.15	$9.47	$9.16	$9.98
Total ReturnD,E	18.60%	29.40%	(23.49)%	5.04%	(6.96)%	3.63%
Ratios to Average Net AssetsF,G
Expenses before reductions	.68%H	.60%	.50%	.46%	.46%	.36%
Expenses net of fee waivers, if any	.43%H	.35%	.25%	.21%	.21%	.11%
Expenses net of all reductions	.43%H	.35%	.24%	.21%	.21%	.10%
Net investment income (loss)	1.25%H	1.23%	1.25%	1.45%	1.21%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$4,964,861	$4,599,443	$4,265,092	$1,561,538	$1,480,632	$1,898,102
Portfolio turnover rateI	36%H	23%	41%	13%	21%	26%J

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.10 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$984,612,233
Gross unrealized depreciation	(78,629,763)
Net unrealized appreciation (depreciation)	$905,982,470
Tax cost	$4,094,292,174

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(143,673,892)
Long-term	(198,145,513)
Total capital loss carryforward	$(341,819,406)

The Fund intends to elect to defer to its next fiscal year $457,031 of ordinary losses recognized during the period January 1, 2017 to February 28, 2017.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $2,528,287 and a change in net unrealized appreciation (depreciation) of $1,760,831 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares and in-kind transactions), other than short-term securities, aggregated $840,341,022 and $1,403,426,576, respectively.

Exchanges In-Kind. During the period, the Fund redeemed 9,912,611 shares of T. Rowe Price Emerging Markets Stock Fund Class I in exchange for investments and cash with a value of $354,177,574. The net realized gain of $25,181,576 on the Fund's redemptions of T. Rowe Price Emerging Markets Stock Fund Class I shares are included in "Net realized gain (loss) on Investment securities: Unaffiliated issuers" in the accompanying Statement of Operations. The Fund recognized a net realized gain on the exchanges for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .58% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, FIAM LLC (an affiliate of the investment adviser), M&G Investments Management Limited, Somerset Capital Management LLP and T. Rowe Price Associates, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIL Investment Advisors (FIL) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIL has not been allocated any portion of the Fund's assets. FIL in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $20,283.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7,069 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $84,782. During the period, there were no securities loaned to FCM.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2020. During the period, this waiver reduced the Fund's management fee by $6,057,898.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,432.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Actual	.43%	$1,000.00	$1,186.00	$2.37
Hypothetical-C		$1,000.00	$1,023.04	$2.19

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund

On March 7, 2017, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement with T. Rowe Price Associates, Inc. (New Sub-Adviser) and through T. Rowe Price Associates, a sub-subadvisory agreement with T. Rowe Price International Ltd. (together, the Sub-Advisory Agreements) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreements.

In considering whether to approve the Sub-Advisory Agreements , the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreements is in the best interests of the fund and its shareholders and that the approval of such agreements does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreements bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by the New Sub-Adviser from its oversight of the New Sub-Adviser as a sub-adviser on other funds overseen by the Board and that the same support staff, including compliance personnel, that currently provides services to other Strategic Advisers funds will also provide services to the fund. The Board also took into consideration the fund's investment objective, strategies and related investment philosophy, and current sub-adviser lineup as well as information regarding the investment strategy to be used by the New Sub-Adviser on behalf of the fund. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program with respect to the investment personnel that will provide services to the fund and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that the New Sub-Adviser will utilize a different investment mandate to manage the fund than it currently uses in managing other Strategic Advisers funds and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund and its use of technology. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board also noted that it reviewed information regarding (i) the nature, extent, quality and cost of advisory services provided by the New Sub-Adviser in connection with the annual renewal of existing sub-advisory agreements on behalf of other Strategic Advisers funds and (ii) the resources devoted to compliance policies and procedures at its September 2016 Board meeting.

Investment Performance.  The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreements should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreements, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total management fee and total operating expenses, if any, as a result of hiring the New Sub-Adviser. The Board noted that T. Rowe Price Associates, Inc. will compensate T. Rowe Price International Ltd. pursuant to the terms of the sub-subadvisory agreement and that the fund and Strategic Advisers are not responsible for any such fees or expenses.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.20% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.25% portion of the fund's management fee through September 30, 2019. The Board also considered that the fund's total management fee and total net expenses after allocating assets to the New Sub-Adviser are expected to continue to rank below median of its competitive peer group.

Based on its review, the Board concluded that the fund's management fee structure and any projected changes to total expenses (if any) continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates and each sub-adviser from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers and each sub-advisory agreement. With respect to the Sub-Advisory Agreements, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the New Sub-Adviser as assets allocated to the New Sub-Adviser grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreements' fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreements should be approved because the agreements are in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SAE-SANN-1017
1.918361.107

Strategic Advisers® International Multi-Manager Fund Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2017

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S)	2.0	1.9
iShares MSCI Japan ETF	2.0	0.6
Roche Holding AG (participation certificate)	1.5	1.3
British American Tobacco PLC (United Kingdom)	1.4	1.5
Schneider Electric SA	1.4	1.3
KDDI Corp.	1.3	1.3
Reckitt Benckiser Group PLC	1.1	1.2
Danone SA	1.0	1.0
Novartis AG	1.0	1.6
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	0.9	0.8
	13.6

Top Five Market Sectors as of August 31, 2017

(stocks only)

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.2	17.6
Industrials	14.4	14.9
Consumer Staples	12.7	12.2
Information Technology	11.4	10.7
Consumer Discretionary	8.8	8.9

Geographic Diversification (% of fund's net assets)

As of August 31, 2017
Japan	18.5%
United Kingdom	14.8%
United States of America*	9.8%
Switzerland	9.6%
Germany	8.8%
France	8.2%
Netherlands	3.0%
Australia	2.9%
Hong Kong	2.8%
Other	21.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Japan	19.2%
United Kingdom	16.1%
Switzerland	10.3%
United States of America*	9.6%
France	8.6%
Germany	8.3%
Australia	3.6%
Netherlands	3.3%
Canada	2.2%
Other	18.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Common Stocks	90.8%
Preferred Stocks	1.8%
Equity Funds	2.0%
Short-Term Investments and Net Other Assets (Liabilities)	5.4%

As of February 28, 2017
Common Stocks	91.0%
Preferred Stocks	2.0%
Equity Funds	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.9%
Brembo SpA	1,110	$17,310
Bridgestone Corp.	1,200	51,510
GKN PLC	34,546	142,371
Koito Manufacturing Co. Ltd.	3,000	186,929
Michelin CGDE Series B	799	108,909
Nokian Tyres PLC	364	15,387
Valeo SA	2,311	154,558
		676,974
Automobiles - 0.6%
Ferrari NV	765	87,518
Isuzu Motors Ltd.	3,900	51,014
Mazda Motor Corp.	2,000	29,377
Mitsubishi Motors Corp. of Japan	9,600	70,907
Subaru Corp.	1,600	56,120
Suzuki Motor Corp.	2,600	130,692
Yamaha Motor Co. Ltd.	1,400	39,605
		465,233
Diversified Consumer Services - 0.1%
Kroton Educacional SA	8,100	46,240
Hotels, Restaurants & Leisure - 1.6%
Accor SA	1,218	56,404
Carnival PLC	4,591	319,438
Compass Group PLC	25,910	553,490
Galaxy Entertainment Group Ltd.	16,000	100,387
Greggs PLC	627	9,754
Melco Crown Entertainment Ltd. sponsored ADR	1,400	30,730
Paddy Power Betfair PLC	677	59,660
		1,129,863
Household Durables - 0.8%
Bellway PLC	954	39,513
Husqvarna AB (B Shares)	1,631	16,452
Panasonic Corp.	5,700	75,982
SEB SA	94	17,076
Sony Corp.	5,800	229,496
Techtronic Industries Co. Ltd.	41,000	212,184
		590,703
Internet & Direct Marketing Retail - 0.3%
Ctrip.com International Ltd. ADR (a)	1,960	100,842
JD.com, Inc. sponsored ADR (a)	1,568	65,715
MakeMyTrip Ltd. (a)	462	15,754
Start Today Co. Ltd.	700	21,777
		204,088
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,300	43,576
Yamaha Corp.	900	31,355
		74,931
Media - 0.6%
Altice NV Class A (a)	2,536	58,478
Cineworld Group PLC	1,671	13,991
Dentsu, Inc.	1,000	41,843
ProSiebenSat.1 Media AG	1,480	49,645
Publicis Groupe SA	1	67
Vivendi SA	3,352	76,915
WPP PLC	10,240	186,748
		427,687
Multiline Retail - 0.3%
Dollarama, Inc.	1,150	113,338
Izumi Co. Ltd.	300	15,718
Ryohin Keikaku Co. Ltd.	200	55,487
		184,543
Specialty Retail - 0.9%
Carphone Warehouse Group PLC	6,471	14,510
Dufry AG (a)	174	26,818
Esprit Holdings Ltd. (a)	83,050	48,074
Inditex SA	2,927	111,338
Nitori Holdings Co. Ltd.	900	139,009
Shimamura Co. Ltd.	100	12,207
USS Co. Ltd.	12,100	237,851
WH Smith PLC	1,052	25,153
		614,960
Textiles, Apparel & Luxury Goods - 1.7%
adidas AG	676	151,735
Burberry Group PLC	2,375	55,188
Compagnie Financiere Richemont SA Series A	5,332	476,649
Gildan Activewear, Inc.	5,690	178,207
Hermes International SCA	78	41,256
Kering SA	83	31,154
LVMH Moet Hennessy - Louis Vuitton SA	948	249,011
Salvatore Ferragamo Italia SpA	472	13,564
Swatch Group AG (Bearer)	55	21,955
		1,218,719

TOTAL CONSUMER DISCRETIONARY		5,633,941

CONSUMER STAPLES - 12.0%
Beverages - 1.8%
Anheuser-Busch InBev SA NV	1,673	198,135
Asahi Group Holdings	3,200	139,399
Coca-Cola West Co. Ltd.	700	24,005
Diageo PLC	4,565	152,690
Embotelladoras Arca S.A.B. de CV	4,473	32,723
Fever-Tree Drinks PLC	726	23,151
Heineken NV (Bearer)	2,495	261,761
ITO EN Ltd.	2,800	103,152
Pernod Ricard SA	2,353	321,570
		1,256,586
Food & Staples Retailing - 0.5%
Bidcorp Ltd.	867	19,690
Clicks Group Ltd.	3,053	34,922
Koninklijke Ahold Delhaize NV	1,756	31,566
Seven & i Holdings Co. Ltd.	1,500	59,517
Sundrug Co. Ltd.	3,300	136,731
Tsuruha Holdings, Inc.	200	23,814
Woolworths Ltd.	2,358	48,737
X5 Retail Group NV GDR (Reg. S) (a)	426	17,381
		372,358
Food Products - 3.8%
Aryzta AG	3,870	121,958
Danone SA	9,298	732,543
Kerry Group PLC Class A	1,835	170,892
M. Dias Branco SA	600	9,359
Nestle SA (Reg. S)	16,987	1,440,079
Nissin Food Holdings Co. Ltd.	600	37,004
Toyo Suisan Kaisha Ltd.	3,300	122,022
WH Group Ltd.	42,000	43,901
		2,677,758
Household Products - 1.7%
Colgate-Palmolive Co.	4,796	343,585
Essity AB Class B	3,087	85,705
Lion Corp.	1,000	19,884
Reckitt Benckiser Group PLC	8,026	761,094
		1,210,268
Personal Products - 2.1%
Kao Corp.	7,900	493,108
Kobayashi Pharmaceutical Co. Ltd.	2,200	136,681
Kose Corp.	900	112,976
L'Oreal SA	1,169	246,964
Pola Orbis Holdings, Inc.	700	22,509
Unilever NV (Certificaten Van Aandelen) (Bearer)	4,050	241,114
Unilever PLC	4,688	273,520
		1,526,872
Tobacco - 2.1%
British American Tobacco PLC (United Kingdom)	15,814	986,559
Imperial Tobacco Group PLC	2,781	115,094
Japan Tobacco, Inc.	12,200	417,709
		1,519,362

TOTAL CONSUMER STAPLES		8,563,204

ENERGY - 4.4%
Energy Equipment & Services - 0.3%
Core Laboratories NV	646	56,964
John Wood Group PLC	3,546	25,953
Schlumberger Ltd.	923	58,620
Tecnicas Reunidas SA	1,041	36,149
		177,686
Oil, Gas & Consumable Fuels - 4.1%
BP PLC	87,537	505,647
Cairn Energy PLC (a)	26,534	58,844
Caltex Australia Ltd.	2,747	72,915
CNOOC Ltd.	211,000	254,686
Enagas SA	37	1,090
Enbridge, Inc.	2,193	87,667
Encana Corp.	29,947	279,385
Eni SpA	7,087	111,309
Galp Energia SGPS SA Class B	9,198	152,311
INPEX Corp.	5,700	54,493
Lundin Petroleum AB	4,029	86,454
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	388	35,988
Oil Search Ltd. ADR	12,466	66,495
Royal Dutch Shell PLC:
Class A (United Kingdom)	12,123	334,096
Class B (United Kingdom)	16,243	453,352
Suncor Energy, Inc.	4,379	137,217
Total SA	4,037	209,469
Woodside Petroleum Ltd.	2,492	57,113
		2,958,531

TOTAL ENERGY		3,136,217

FINANCIALS - 17.0%
Banks - 9.4%
Allied Irish Banks PLC	26,456	157,662
Australia & New Zealand Banking Group Ltd.	3,563	83,273
Bank Ireland Group PLC (a)	4,724	39,366
Bankinter SA	12,284	117,134
Barclays PLC	186,769	461,897
BGEO Group PLC	369	16,510
BNP Paribas SA	8,056	612,914
BOC Hong Kong (Holdings) Ltd.	21,000	106,935
CaixaBank SA	37,886	196,018
Chiba Bank Ltd.	6,000	40,169
Commonwealth Bank of Australia	1,722	103,763
Credicorp Ltd. (United States)	515	104,463
Danske Bank A/S	2,433	94,557
DNB ASA	11,518	224,928
Erste Group Bank AG	2,476	104,623
FinecoBank SpA	3,350	28,773
Grupo Financiero Banorte S.A.B. de CV Series O	11,967	81,604
Grupo Financiero Santander Mexico S.A.B. de CV	8,100	16,685
HDFC Bank Ltd. sponsored ADR	3,432	334,380
HSBC Holdings PLC (United Kingdom)	5,207	50,481
Industrial & Commercial Bank of China Ltd. (H Shares)	185,000	138,530
ING Groep NV (Certificaten Van Aandelen)	11,937	211,891
Intesa Sanpaolo SpA	93,876	317,818
Jyske Bank A/S (Reg.)	2,010	120,941
KBC Groep NV	5,144	422,717
Lloyds Banking Group PLC	289,987	239,035
Mebuki Financial Group, Inc.	9,700	34,411
Metro Bank PLC (a)	352	15,790
Mitsubishi UFJ Financial Group, Inc.	56,000	341,239
Nordea Bank AB	12,084	162,575
North Pacific Bank Ltd.	9,200	27,700
PT Bank Central Asia Tbk	64,200	91,185
Societe Generale Series A	2,361	132,079
Standard Chartered PLC (United Kingdom) (a)	17,140	170,661
Sumitomo Mitsui Financial Group, Inc.	9,800	364,886
Svenska Handelsbanken AB (A Shares)	12,331	184,366
Swedbank AB (A Shares)	9,272	250,798
Sydbank A/S (a)	1,024	39,945
The Hachijuni Bank Ltd.	6,200	37,786
The Suruga Bank Ltd.	2,500	53,486
Unicaja Banco SA	22,000	34,833
UniCredit SpA (a)	14,003	284,888
United Overseas Bank Ltd.	3,403	60,308
Westpac Banking Corp.	1,627	40,492
		6,754,495
Capital Markets - 2.1%
3i Group PLC	5,602	70,230
Anima Holding SpA	2,239	17,112
Azimut Holding SpA	889	18,732
Banca Generali SpA	1,406	46,414
Close Brothers Group PLC	741	14,804
Credit Suisse Group AG	9,366	137,519
Daiwa Securities Group, Inc.	7,000	38,319
Deutsche Borse AG	479	51,201
IG Group Holdings PLC	5,982	49,893
Intermediate Capital Group PLC	1,826	20,967
Julius Baer Group Ltd.	3,084	172,452
Jupiter Fund Management PLC	3,219	22,332
London Stock Exchange Group PLC	1,032	52,712
Macquarie Group Ltd.	2,415	166,639
Magellan Financial Group Ltd.	2,232	43,879
Partners Group Holding AG	157	101,834
UBS Group AG	29,160	480,450
		1,505,489
Consumer Finance - 0.3%
AEON Financial Service Co. Ltd.	8,700	184,470
Cembra Money Bank AG	186	16,196
		200,666
Diversified Financial Services - 0.7%
AMP Ltd.	23,584	95,615
Cerved Information Solutions SpA	3,276	36,913
Challenger Ltd.	6,937	69,153
ORIX Corp.	7,900	126,439
RMB Holdings Ltd.	3,953	20,192
Standard Life PLC	12,336	68,528
Wendel SA	217	34,396
Zenkoku Hosho Co. Ltd.	600	24,369
		475,605
Insurance - 4.5%
AIA Group Ltd.	61,200	469,611
Aon PLC	951	132,341
Aviva PLC	37,690	254,651
Direct Line Insurance Group PLC	6,007	29,525
Euler Hermes SA	357	42,397
Fairfax Financial Holdings Ltd. (sub. vtg.)	408	212,072
Hiscox Ltd.	14,486	239,393
Insurance Australia Group Ltd.	14,596	74,376
Jardine Lloyd Thompson Group PLC	3,367	50,287
Manulife Financial Corp.	10,500	206,258
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	25,000	198,543
Prudential PLC	13,527	317,537
QBE Insurance Group Ltd.	6,647	55,165
Sampo Oyj (A Shares)	3,357	177,198
Sanlam Ltd.	4,563	25,185
Sony Financial Holdings, Inc.	1,800	28,522
St. James's Place Capital PLC	2,349	35,022
Swiss Re Ltd.	1,042	94,372
Tokio Marine Holdings, Inc.	1,400	55,906
Zurich Insurance Group AG	1,779	532,244
		3,230,605

TOTAL FINANCIALS		12,166,860

HEALTH CARE - 8.1%
Biotechnology - 0.4%
CSL Ltd.	1,153	117,799
Genmab A/S (a)	86	20,071
Grifols SA	2,044	57,790
HUGEL, Inc. (a)	29	14,961
Shire PLC	2,111	104,995
		315,616
Health Care Equipment & Supplies - 1.0%
ASAHI INTECC Co. Ltd.	368	19,281
bioMerieux SA	73	17,872
Carl Zeiss Meditec AG	302	15,064
Dentsply Sirona, Inc.	1,486	84,063
Hoya Corp.	3,500	200,414
Nihon Kohden Corp.	4,300	99,741
Olympus Corp.	1,900	65,589
Terumo Corp.	4,900	189,430
		691,454
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG & Co. KGaA	659	61,821
Fresenius SE & Co. KGaA	836	70,750
Orpea	138	16,724
		149,295
Life Sciences Tools & Services - 0.3%
Eurofins Scientific SA	54	30,863
ICON PLC (a)	246	27,894
Lonza Group AG	531	134,446
		193,203
Pharmaceuticals - 6.2%
AstraZeneca PLC (United Kingdom)	5,869	344,087
Bayer AG	4,808	615,296
Chugai Pharmaceutical Co. Ltd.	1,200	48,792
CSPC Pharmaceutical Group Ltd.	18,000	28,107
Dechra Pharmaceuticals PLC	671	16,599
GlaxoSmithKline PLC	22,012	436,713
Ipsen SA	383	51,453
Novartis AG	8,380	706,494
Novo Nordisk A/S Series B	6,028	287,233
Recordati SpA	732	31,353
Roche Holding AG (participation certificate)	4,324	1,098,602
Rohto Pharmaceutical Co. Ltd.	1,000	23,214
Sanofi SA	1,412	137,670
Santen Pharmaceutical Co. Ltd.	22,700	352,265
Shionogi & Co. Ltd.	2,800	147,596
Takeda Pharmaceutical Co. Ltd.	2,500	138,195
Yuhan Corp.	75	15,077
		4,478,746

TOTAL HEALTH CARE		5,828,314

INDUSTRIALS - 14.4%
Aerospace & Defense - 0.9%
BAE Systems PLC	10,424	81,917
Cobham PLC	91,997	163,334
Leonardo SpA	4,594	77,713
MTU Aero Engines Holdings AG	554	77,558
Rolls-Royce Holdings PLC	6,481	76,545
Thales SA	1,138	125,990
		603,057
Air Freight & Logistics - 0.5%
Deutsche Post AG	2,110	87,525
Yamato Holdings Co. Ltd.	14,000	298,504
		386,029
Airlines - 0.5%
easyJet PLC	866	13,393
Japan Airlines Co. Ltd.	9,200	316,165
Ryanair Holdings PLC sponsored ADR (a)	321	36,498
		366,056
Building Products - 1.0%
Asahi Glass Co. Ltd.	800	31,218
Belimo Holding AG (Reg.)	2	7,852
Compagnie de St. Gobain	1,799	98,675
Daikin Industries Ltd.	3,300	330,045
Geberit AG (Reg.)	109	49,797
Kaba Holding AG (B Shares) (Reg.)	19	17,129
Kingspan Group PLC (Ireland)	461	17,836
Nichias Corp.	1,000	11,716
Toto Ltd.	3,800	144,658
		708,926
Commercial Services & Supplies - 1.0%
Brambles Ltd.	57,222	423,499
Intrum Justitia AB	617	20,135
Park24 Co. Ltd.	400	9,617
Prosegur Compania de Seguridad SA (Reg.)	1,933	13,163
Rentokil Initial PLC	8,504	33,484
Ritchie Brothers Auctioneers, Inc.	1,926	57,252
Secom Co. Ltd.	1,900	141,063
Sohgo Security Services Co., Ltd.	900	39,337
		737,550
Construction & Engineering - 0.6%
Balfour Beatty PLC	36,118	125,588
Taisei Corp.	7,000	70,232
VINCI SA	2,512	231,308
		427,128
Electrical Equipment - 2.5%
ABB Ltd. (Reg.)	17,950	415,334
Legrand SA	4,380	307,010
Nidec Corp.	600	68,004
Schneider Electric SA	12,226	985,916
		1,776,264
Industrial Conglomerates - 0.4%
Bidvest Group Ltd.	867	11,427
CK Hutchison Holdings Ltd.	7,920	103,633
Koninklijke Philips Electronics NV	1,422	53,928
Siemens AG	880	115,200
		284,188
Machinery - 3.3%
Alfa Laval AB	10,568	239,403
Alstom SA	2,065	73,441
Daifuku Co. Ltd.	600	26,115
Fanuc Corp.	600	116,570
GEA Group AG	6,528	287,537
Glory Ltd.	900	30,618
Hoshizaki Corp.	200	17,410
IMI PLC	10,924	160,328
Interpump Group SpA	617	17,951
KION Group AG	404	36,850
Komatsu Ltd.	12,100	326,554
Kubota Corp.	10,900	188,781
Minebea Mitsumi, Inc.	3,200	52,598
Mitsubishi Heavy Industries Ltd.	16,000	61,258
Nabtesco Corp.	500	17,488
NGK Insulators Ltd.	2,000	37,349
Nordson Corp.	991	108,316
Schindler Holding AG (participation certificate)	915	195,986
SMC Corp.	100	34,302
Spirax-Sarco Engineering PLC	2,610	189,674
Sumitomo Heavy Industries Ltd.	6,000	44,754
Wartsila Corp.	1,342	92,580
WashTec AG	94	7,452
		2,363,315
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	27	55,665
Professional Services - 1.2%
Experian PLC	3,324	66,838
Intertek Group PLC	2,348	155,150
Nihon M&A Center, Inc.	700	32,410
RELX NV	13,747	288,689
SGS SA (Reg.)	74	165,177
TechnoPro Holdings, Inc.	600	27,343
Temp Holdings Co., Ltd.	700	14,225
Wolters Kluwer NV	1,859	81,208
		831,040
Road & Rail - 1.1%
Canadian National Railway Co.	1,895	153,603
Canadian Pacific Railway Ltd.	1,499	233,250
DSV de Sammensluttede Vognmaend A/S	1,300	92,183
East Japan Railway Co.	3,500	321,076
Globaltrans Investment PLC GDR (Reg. S)	873	8,861
		808,973
Trading Companies & Distributors - 0.9%
Ashtead Group PLC	300	6,451
Brenntag AG	2,325	123,208
Bunzl PLC	10,456	312,327
Finning International, Inc.	644	14,734
Itochu Corp.	4,100	66,981
Misumi Group, Inc.	3,600	92,378
Wolseley PLC	935	55,653
		671,732
Transportation Infrastructure - 0.4%
Aena SA	545	106,435
CCR SA	3,900	21,632
China Merchants Holdings International Co. Ltd.	26,593	86,992
Kamigumi Co. Ltd.	3,000	33,211
Malaysia Airports Holdings Bhd	20,300	42,782
		291,052

TOTAL INDUSTRIALS		10,310,975

INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson (B Shares)	18,947	111,115
Electronic Equipment & Components - 1.6%
Alps Electric Co. Ltd.	1,000	27,471
China High Precision Automation Group Ltd. (a)(b)	15,000	0
Halma PLC	9,683	136,855
Hirose Electric Co. Ltd.	855	118,371
Hitachi Ltd.	43,000	296,093
Keyence Corp.	400	208,341
LG Innotek Co. Ltd.	130	21,335
OMRON Corp.	2,600	130,550
Renishaw PLC	323	19,129
Spectris PLC	2,885	86,326
Sunny Optical Technology Group Co. Ltd.	3,000	43,012
Yokogawa Electric Corp.	3,200	49,862
		1,137,345
Internet Software & Services - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,747	300,030
Baidu.com, Inc. sponsored ADR (a)	1,300	296,465
Just Eat Holding Ltd. (a)	7,541	64,943
Moneysupermarket.com Group PLC	553	2,285
NAVER Corp.	118	79,245
Scout24 Holding GmbH	351	14,134
SINA Corp.	248	25,254
Tencent Holdings Ltd.	3,500	147,279
Wix.com Ltd. (a)	209	13,606
		943,241
IT Services - 2.6%
Amadeus IT Holding SA Class A	9,976	618,380
Atos Origin SA	555	85,627
Bechtle AG	244	16,833
Capgemini SA	459	50,888
Cognizant Technology Solutions Corp. Class A	2,749	194,547
EPAM Systems, Inc. (a)	962	78,239
Fujitsu Ltd.	5,000	37,072
IT Holdings Corp.	600	17,710
MasterCard, Inc. Class A	1,289	171,824
Nomura Research Institute Ltd.	8,500	330,923
OBIC Co. Ltd.	2,200	137,881
Otsuka Corp.	600	39,733
SCSK Corp.	500	21,649
Wirecard AG	369	31,457
		1,832,763
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	1,479	123,748
ASM International NV (Netherlands)	386	22,691
ASM Pacific Technology Ltd.	3,100	38,345
ASML Holding NV (Netherlands)	512	79,936
Broadcom Ltd.	317	79,906
Dialog Semiconductor PLC (a)	1,002	45,548
Infineon Technologies AG	13,661	315,486
MediaTek, Inc.	6,000	53,855
Mellanox Technologies Ltd. (a)	1,570	73,712
NVIDIA Corp.	358	60,660
Renesas Electronics Corp. (a)	6,300	63,553
ROHM Co. Ltd.	400	31,146
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	17,568	649,489
Texas Instruments, Inc.	1,996	165,309
Tokyo Electron Ltd.	400	56,251
		1,859,635
Software - 2.5%
ANSYS, Inc. (a)	1,200	154,584
Cadence Design Systems, Inc. (a)	6,888	270,630
Check Point Software Technologies Ltd. (a)	2,611	292,093
Constellation Software, Inc.	74	41,147
Dassault Systemes SA	1,148	113,089
Kingsoft Corp. Ltd.	9,000	21,345
LINE Corp. ADR (a)	433	15,289
Micro Focus International PLC	1,119	32,890
Netmarble Games Corp.	118	16,216
Nets A/S (c)	955	23,618
Nintendo Co. Ltd.	500	166,765
Oracle Corp. Japan	300	22,186
Playtech Ltd.	3,461	42,516
SAP SE	4,984	523,080
Trend Micro, Inc.	1,300	60,190
		1,795,638
Technology Hardware, Storage & Peripherals - 0.7%
Logitech International SA (Reg.)	861	30,617
Neopost SA	432	18,776
Samsung Electronics Co. Ltd.	230	473,816
		523,209

TOTAL INFORMATION TECHNOLOGY		8,202,946

MATERIALS - 6.7%
Chemicals - 4.9%
Akzo Nobel NV	5,851	534,585
Arkema SA	733	79,651
Asahi Kasei Corp.	11,000	131,778
BASF AG	4,940	478,523
Covestro AG	325	25,539
Croda International PLC	3,918	194,650
Elementis PLC	8,080	28,168
Givaudan SA	146	298,410
HEXPOL AB (B Shares)	1,454	14,228
Hitachi Chemical Co. Ltd.	800	21,656
Hyosung Corp.	75	10,574
Incitec Pivot Ltd.	16,313	43,184
JSR Corp.	2,000	38,968
K&S AG	2,277	54,267
Lenzing AG	103	16,247
Linde AG	2,679	514,383
Mitsui Chemicals, Inc.	7,000	41,897
Nippon Paint Holdings Co. Ltd.	2,300	78,455
Orica Ltd.	9,686	156,539
PTT Global Chemical PCL (For. Reg.)	9,500	21,887
Shin-Etsu Chemical Co. Ltd.	600	53,071
Sika AG	24	170,186
Sumitomo Chemical Co. Ltd.	10,000	59,945
Symrise AG	3,982	291,059
Synthomer PLC	2,312	14,138
Umicore SA	665	49,676
Victrex PLC	1,019	26,841
Yara International ASA	1,187	48,548
		3,497,053
Construction Materials - 0.3%
CEMEX S.A.B. de CV sponsored ADR	6,337	58,997
Conch Cement Co. Ltd. (H Shares)	6,000	22,388
CRH PLC	1,791	62,552
James Hardie Industries PLC CDI	3,244	45,619
Lafargeholcim Ltd. (Reg.)	1,124	66,049
		255,605
Containers & Packaging - 0.0%
Huhtamaki Oyj	355	13,811
Metals & Mining - 1.5%
ArcelorMittal SA (Netherlands) (a)	3,790	101,245
Bekaert SA	418	19,924
BHP Billiton Ltd.	3,514	76,497
BHP Billiton PLC	10,670	203,132
Boliden AB	1,844	64,517
Glencore Xstrata PLC	68,466	318,278
Hitachi Metals Ltd.	2,800	37,415
HudBay Minerals, Inc.	1,648	14,372
Lundin Mining Corp.	3,667	27,721
Mitsui Mining & Smelting Co. Ltd.	4,970	26,402
Rio Tinto PLC	3,571	173,449
		1,062,952

TOTAL MATERIALS		4,829,421

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Mirvac Group unit	40,062	73,886
Segro PLC	5,254	36,551
Westfield Corp. unit	18,892	111,585
		222,022
Real Estate Management & Development - 2.3%
China Overseas Land and Investment Ltd.	20,000	69,897
Deutsche Wohnen AG (Bearer)	7,634	324,256
Fabege AB	796	15,969
Grand City Properties SA	5,921	128,990
Henderson Land Development Co. Ltd.	6,400	39,664
Hufvudstaden AB Series A	829	14,732
LEG Immobilien AG	2,795	282,488
Lendlease Group unit	3,648	48,082
Mitsubishi Estate Co. Ltd.	1,500	25,843
Mitsui Fudosan Co. Ltd.	8,300	179,537
Nexity	253	14,023
Sino Land Ltd.	30,000	51,906
TAG Immobilien AG	3,391	56,596
Vonovia SE	8,489	358,804
		1,610,787

TOTAL REAL ESTATE		1,832,809

TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 1.0%
BT Group PLC	12,605	47,613
Cellnex Telecom Sau	4,712	105,260
Com Hem Holding AB	3,578	53,316
Deutsche Telekom AG	5,111	92,432
Elisa Corp. (A Shares)	359	15,685
HKT Trust/HKT Ltd. unit	48,000	61,949
Iliad SA	153	39,515
Koninklijke KPN NV	18,887	66,800
Nippon Telegraph & Telephone Corp.	3,300	164,288
Spark New Zealand Ltd.	14,298	40,191
Telefonica Deutschland Holding AG	10,739	58,117
		745,166
Wireless Telecommunication Services - 3.3%
Advanced Info Service PCL (For. Reg.)	15,000	84,701
China Mobile Ltd.	34,768	368,750
KDDI Corp.	32,900	887,588
Rogers Communications, Inc. Class B (non-vtg.)	1,700	88,747
SK Telecom Co. Ltd.	1,338	303,001
SoftBank Corp.	3,300	268,657
Vodafone Group PLC	119,674	342,472
		2,343,916

TOTAL TELECOMMUNICATION SERVICES		3,089,082

UTILITIES - 2.0%
Electric Utilities - 1.1%
CLP Holdings Ltd.	8,500	89,771
Enel SpA	61,477	372,451
Iberdrola SA	17,013	138,957
Power Assets Holdings Ltd.	3,000	26,451
Scottish & Southern Energy PLC	8,832	162,744
		790,374
Gas Utilities - 0.3%
APA Group unit	9,077	63,932
China Resource Gas Group Ltd.	20,000	70,536
Infraestructura Energetica Nova S.A.B. de CV	2,600	14,128
Rubis	354	23,014
		171,610
Independent Power and Renewable Electricity Producers - 0.0%
ENGIE Brasil Energia SA	1,200	13,762
Multi-Utilities - 0.6%
E.ON AG	3,769	42,656
ENGIE	18,512	308,967
Veolia Environnement SA	2,999	70,368
		421,991
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,900	19,405

TOTAL UTILITIES		1,417,142

TOTAL COMMON STOCKS
(Cost $50,306,139)		65,010,911

Nonconvertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Volkswagen AG	4,197	626,289
CONSUMER STAPLES - 0.7%
Beverages - 0.2%
Ambev SA sponsored ADR	24,083	150,760
Household Products - 0.5%
Henkel AG & Co. KGaA	2,609	349,567

TOTAL CONSUMER STAPLES		500,327

FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA	8,650	110,878
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	151	14,999
MATERIALS - 0.0%
Chemicals - 0.0%
Fuchs Petrolub AG	400	22,238
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,138,344)		1,274,731

Equity Funds - 2.0%
Other - 2.0%
iShares MSCI Japan ETF
(Cost $1,383,669)	26,030	1,424,101
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.98% to 1.09% 9/7/17 to 11/30/17 (d)
(Cost $99,866)	$100,000	99,870
	Shares

Money Market Funds - 5.1%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (e)
(Cost $3,609,301)	3,609,301	3,609,301
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $56,537,319)		71,418,914
NET OTHER ASSETS (LIABILITIES) - 0.2%		175,583
NET ASSETS - 100%		$71,594,497

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	20	Sept. 2017	$1,967,500	$(50,581)	$(50,581)
ICE E-mini MSCI EAFE Index Contracts (United States)	3	Sept. 2017	290,220	4,267	4,267
TOTAL FUTURES CONTRACTS					$(46,314)

The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Level 3 instrument

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,618 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,870.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,260,230	$4,390,108	$1,870,122	$--
Consumer Staples	9,063,531	3,971,316	5,092,215	--
Energy	3,136,217	1,267,658	1,868,559	--
Financials	12,277,738	9,043,596	3,234,142	--
Health Care	5,843,313	2,665,698	3,177,615	--
Industrials	10,310,975	7,618,307	2,692,668	--
Information Technology	8,202,946	6,859,285	1,343,661	--
Materials	4,851,659	3,287,061	1,564,598	--
Real Estate	1,832,809	1,832,809	--	--
Telecommunication Services	3,089,082	916,231	2,172,851	--
Utilities	1,417,142	1,002,035	415,107	--
Equity Funds	1,424,101	1,424,101	--	--
Other Short-Term Investments	99,870	--	99,870	--
Money Market Funds	3,609,301	3,609,301	--	--
Total Investments in Securities:	$71,418,914	$47,887,506	$23,531,408	$--
Derivative Instruments:
Assets
Futures Contracts	$4,267	$4,267	$--	$--
Total Assets	$4,267	$4,267	$--	$--
Liabilities
Futures Contracts	$(50,581)	$(50,581)	$--	$--
Total Liabilities	$(50,581)	$(50,581)	$--	$--
Total Derivative Instruments:	$(46,314)	$(46,314)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$695,390
Level 2 to Level 1	$2,977,517

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,267	$(50,581)
Total Equity Risk	4,267	(50,581)
Total Value of Derivatives	$4,267	$(50,581)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

Japan	18.5%
United Kingdom	14.8%
United States of America	9.8%
Switzerland	9.6%
Germany	8.8%
France	8.2%
Netherlands	3.0%
Australia	2.9%
Hong Kong	2.8%
Canada	2.6%
Spain	2.3%
Cayman Islands	1.8%
Italy	1.7%
Sweden	1.7%
Korea (South)	1.2%
Bailiwick of Jersey	1.1%
Denmark	1.0%
Taiwan	1.0%
Belgium	1.0%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $56,537,319)		$71,418,914
Foreign currency held at value (cost $9,496)		9,490
Receivable for investments sold		186,075
Receivable for fund shares sold		8,491
Dividends receivable		283,346
Interest receivable		2,835
Receivable for daily variation margin on futures contracts		13,205
Prepaid expenses		230
Receivable from investment adviser for expense reductions		7,576
Other receivables		1,277
Total assets		71,931,439
Liabilities
Payable for investments purchased	$209,527
Payable for fund shares redeemed	27,608
Accrued management fee	38,133
Distribution and service plan fees payable	24
Other affiliated payables	7,998
Audit fee payable	23,788
Custody fee payable	28,707
Other payables and accrued expenses	1,157
Total liabilities		336,942
Net Assets		$71,594,497
Net Assets consist of:
Paid in capital		$56,292,429
Undistributed net investment income		821,776
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(357,681)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,837,973
Net Assets		$71,594,497
International Multi-Manager:
Net Asset Value, offering price and redemption price per share ($66,456,911 ÷ 5,154,419 shares)		$12.89
Class F:
Net Asset Value, offering price and redemption price per share ($4,904,733 ÷ 379,523 shares)		$12.92
Class L:
Net Asset Value, offering price and redemption price per share ($116,978 ÷ 9,084 shares)		$12.88
Class N:
Net Asset Value, offering price and redemption price per share ($115,875 ÷ 9,014 shares)		$12.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$1,259,443
Interest		15,965
Income before foreign taxes withheld		1,275,408
Less foreign taxes withheld		(113,743)
Total income		1,161,665
Expenses
Management fee	$222,030
Transfer agent fees	28,851
Distribution and service plan fees	139
Accounting fees and expenses	17,682
Custodian fees and expenses	57,210
Independent trustees' fees and expenses	377
Registration fees	28,256
Audit	31,106
Legal	164
Miscellaneous	406
Total expenses before reductions	386,221
Expense reductions	(47,619)	338,602
Net investment income (loss)		823,063
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		712,106
Foreign currency transactions	(5,799)
Futures contracts	287,458
Total net realized gain (loss)		993,765
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,540,576
Assets and liabilities in foreign currencies	13,064
Futures contracts	(141,800)
Total change in net unrealized appreciation (depreciation)		6,411,840
Net gain (loss)		7,405,605
Net increase (decrease) in net assets resulting from operations		$8,228,668

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$823,063	$951,018
Net realized gain (loss)	993,765	41,860
Change in net unrealized appreciation (depreciation)	6,411,840	6,457,207
Net increase (decrease) in net assets resulting from operations	8,228,668	7,450,085
Distributions to shareholders from net investment income	(16,477)	(929,259)
Distributions to shareholders from net realized gain	(16,477)	(232,361)
Total distributions	(32,954)	(1,161,620)
Share transactions - net increase (decrease)	735,645	(2,432,987)
Redemption fees	262	2
Total increase (decrease) in net assets	8,931,621	3,855,480
Net Assets
Beginning of period	62,662,876	58,807,396
End of period	$71,594,497	$62,662,876
Other Information
Undistributed net investment income end of period	$821,776	$15,190

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$10.31	$12.15	$12.80	$11.04	$10.00
Income from Investment Operations
Net investment income (loss)C	.15	.17	.16	.17	.27D	.11
Net realized and unrealized gain (loss)	1.34	1.14	(1.75)	(.03)	1.89	1.05
Total from investment operations	1.49	1.31	(1.59)	.14	2.16	1.16
Distributions from net investment income	–E	(.17)	(.16)F	(.27)	(.17)	(.10)
Distributions from net realized gain	–E	(.04)	(.09)F	(.52)	(.23)	(.02)
Total distributions	(.01)G	(.21)	(.25)	(.79)	(.40)	(.12)
Redemption fees added to paid in capitalC,E	–	–	–	–	–	–
Net asset value, end of period	$12.89	$11.41	$10.31	$12.15	$12.80	$11.04
Total ReturnH,I	13.03%	12.84%	(13.34)%	1.25%	19.74%	11.64%
Ratios to Average Net AssetsJ
Expenses before reductions	1.14%K	1.18%	1.10%	1.14%	1.20%	1.29%K
Expenses net of fee waivers, if any	1.00%K	1.04%	1.10%	1.14%	1.18%	1.18%K
Expenses net of all reductions	1.00%K	1.04%	1.09%	1.12%	1.17%	1.16%K
Net investment income (loss)	2.40%K	1.51%	1.34%	1.38%	2.29%D	1.26%K
Supplemental Data
Net assets, end of period (000 omitted)	$66,457	$58,435	$55,756	$63,654	$68,582	$56,164
Portfolio turnover rateL	43%K	50%	42%	41%	46%	42%K

 A For the year ended February 29.

 B For the period May 2, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

 E Amount represents less than $.005 per share.

 F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 G Total distributions of $.01 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.003 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expense of the Underlying Funds.

 K Annualized

 L Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$11.43	$10.32	$12.16	$12.82	$11.05	$10.69
Income from Investment Operations
Net investment income (loss)C	.15	.18	.17	.18	.29D	.01
Net realized and unrealized gain (loss)	1.35	1.14	(1.75)	(.04)	1.88	.35
Total from investment operations	1.50	1.32	(1.58)	.14	2.17	.36
Distributions from net investment income	–E	(.17)	(.17)F	(.29)	(.17)	–
Distributions from net realized gain	–E	(.04)	(.09)F	(.52)	(.23)	–
Total distributions	(.01)G	(.21)	(.26)	(.80)H	(.40)	–
Redemption fees added to paid in capitalC	–E	–	–E	–E	–E	–E
Net asset value, end of period	$12.92	$11.43	$10.32	$12.16	$12.82	$11.05
Total ReturnI,J	13.09%	12.92%	(13.26)%	1.30%	19.85%	3.37%
Ratios to Average Net AssetsK
Expenses before reductions	1.05%L	1.09%	1.01%	1.05%	1.16%	1.25%L
Expenses net of fee waivers, if any	.91%L	.94%	1.01%	1.05%	1.09%	1.09%L
Expenses net of all reductions	.91%L	.94%	1.00%	1.03%	1.08%	1.07%L
Net investment income (loss)	2.49%L	1.61%	1.43%	1.48%	2.38%D	.44%L
Supplemental Data
Net assets, end of period (000 omitted)	$4,905	$4,022	$2,868	$2,465	$1,547	$267
Portfolio turnover rateM	43%L	50%	42%	41%	46%	42%L

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.59%.

 E Amount represents less than $.005 per share.

 F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 G Total distributions of $.01 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.003 per share.

 H Total distributions of $.80 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.517 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expense of the Underlying Funds.

 L Annualized

 M Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$10.30	$12.14	$12.80	$12.62
Income from Investment Operations
Net investment income (loss)C	.15	.17	.16	.17	.11D
Net realized and unrealized gain (loss)	1.34	1.14	(1.75)	(.04)	.45
Total from investment operations	1.49	1.31	(1.59)	.13	.56
Distributions from net investment income	–E	(.17)	(.16)F	(.28)	(.17)
Distributions from net realized gain	–E	(.04)	(.09)F	(.52)	(.21)
Total distributions	(.01)G	(.21)	(.25)	(.79)H	(.38)
Redemption fees added to paid in capitalC	–E	–	–E	–E	–E
Net asset value, end of period	$12.88	$11.40	$10.30	$12.14	$12.80
Total ReturnI,J	13.04%	12.85%	(13.35)%	1.21%	4.57%
Ratios to Average Net AssetsK
Expenses before reductions	1.14%L	1.19%	1.11%	1.15%	1.33%L
Expenses net of fee waivers, if any	1.00%L	1.04%	1.10%	1.15%	1.18%L
Expenses net of all reductions	1.00%L	1.04%	1.09%	1.13%	1.17%L
Net investment income (loss)	2.40%L	1.51%	1.34%	1.38%	2.88%D,L
Supplemental Data
Net assets, end of period (000 omitted)	$117	$103	$92	$106	$105
Portfolio turnover rateM	43%L	50%	42%	41%	46%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%.

 E Amount represents less than $.005 per share.

 F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 G Total distributions of $.01 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.003 per share.

 H Total distributions of $.79 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.517 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expense of the Underlying Funds.

 L Annualized

 M Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$11.38	$10.29	$12.13	$12.79	$12.62
Income from Investment Operations
Net investment income (loss)C	.13	.14	.13	.14	.10D
Net realized and unrealized gain (loss)	1.35	1.14	(1.75)	(.04)	.45
Total from investment operations	1.48	1.28	(1.62)	.10	.55
Distributions from net investment income	–	(.15)	(.13)E	(.24)	(.17)
Distributions from net realized gain	–	(.04)	(.09)E	(.52)	(.21)
Total distributions	–	(.19)	(.22)	(.76)	(.38)
Redemption fees added to paid in capitalC	–F	–	–F	–F	–F
Net asset value, end of period	$12.86	$11.38	$10.29	$12.13	$12.79
Total ReturnG,H	13.01%	12.52%	(13.55)%	.95%	4.45%
Ratios to Average Net AssetsI
Expenses before reductions	1.39%J	1.44%	1.35%	1.40%	1.59%J
Expenses net of fee waivers, if any	1.25%J	1.29%	1.35%	1.40%	1.43%J
Expenses net of all reductions	1.24%J	1.29%	1.34%	1.38%	1.42%J
Net investment income (loss)	2.16%J	1.26%	1.09%	1.13%	2.63%D,J
Supplemental Data
Net assets, end of period (000 omitted)	$116	$103	$91	$105	$104
Portfolio turnover rateK	43%J	50%	42%	41%	46%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.84%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expense of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers International Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers International Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,152,097
Gross unrealized depreciation	(1,529,570)
Net unrealized appreciation (depreciation)	$14,622,527
Tax cost	$56,750,073

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(767,166)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $287,458 and a change in net unrealized appreciation (depreciation) of $(141,800) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $15,497,996 and $13,682,875, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .65% of the Fund's average net assets.

Sub-Advisers. Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), FIAM LLC (an affiliate of the investment adviser) and William Blair Investment Management, LLP each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Arrowstreet Capital, Limited Partnership, FIL Investment Advisors, Geode Capital Management, LLC and Thompson, Siegel & Walmsley LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$139	$139

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
International Multi-Manager	$28,743.09
Class L	54.10
Class N	54.10
	$28,851

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $108 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse International Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
International Multi-Manager	1.00%	$43,378
Class F	.91%	3,065
Class L	1.00%	80
Class N	1.25%	81

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,014 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
International Multi-Manager	$15,378	$873,046
Class F	1,072	53,432
Class L	27	1,496
Class N	–	1,285
Total	$16,477	$929,259
From net realized gain
International Multi-Manager	$15,378	$218,257
Class F	1,072	13,358
Class L	27	374
Class N	–	372
Total	$16,477	$232,361

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
International Multi-Manager
Shares sold	65,853	51,581	$817,433	$574,281
Reinvestment of distributions	2,626	101,703	30,756	1,091,274
Shares redeemed	(35,677)	(437,932)	(440,293)	(4,926,648)
Net increase (decrease)	32,802	(284,648)	$407,896	$(3,261,093)
Class F
Shares sold	97,185	167,104	$1,190,894	$1,859,234
Reinvestment of distributions	183	6,219	2,144	66,790
Shares redeemed	(69,694)	(99,339)	(865,343)	(1,101,445)
Net increase (decrease)	27,674	73,984	$327,695	$824,579
Class L
Reinvestment of distributions	5	175	$54	$1,870
Net increase (decrease)	5	175	$54	$1,870
Class N
Reinvestment of distributions	–	155	$–	$1,657
Net increase (decrease)	–	155	$–	$1,657

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 91% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
International Multi-Manager	1.00%
Actual		$1,000.00	$1,130.30	$5.37
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class F	.91%
Actual		$1,000.00	$1,130.90	$4.89
Hypothetical-C		$1,000.00	$1,020.62	$4.63
Class L	1.00%
Actual		$1,000.00	$1,130.40	$5.37
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class N	1.25%
Actual		$1,000.00	$1,130.10	$6.71
Hypothetical-C		$1,000.00	$1,018.90	$6.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

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www.fidelity.com

STG-SANN-1017
1.938046.105

Strategic Advisers® Small-Mid Cap Multi-Manager Fund Class F Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2017

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity SAI Small-Mid Cap 500 Index Fund	4.0	3.7
ServiceMaster Global Holdings, Inc.	0.9	0.9
SS&C Technologies Holdings, Inc.	0.9	0.7
Waste Connection, Inc. (United States)	0.8	0.8
Fidelity SAI Real Estate Index Fund	0.8	0.8
Carter's, Inc.	0.7	0.7
Polaris Industries, Inc.	0.7	0.5
Knight Transportation, Inc.	0.7	0.4
TriNet Group, Inc.	0.6	0.5
LPL Financial	0.6	0.5
	10.7

Top Five Market Sectors as of August 31, 2017

(stocks only)

	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	18.1	17.0
Information Technology	17.1	15.6
Financials	14.0	15.8
Consumer Discretionary	12.9	13.1
Health Care	10.9	11.4

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Common Stocks	89.6%
Mid-Cap Blend Funds	4.0%
Sector Funds	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	5.6%

As of February 28, 2017
Common Stocks	90.0%
Mid-Cap Blend Funds	3.7%
Sector Funds	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	5.5%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.1%
BorgWarner, Inc.	700	$32,487
Cooper-Standard Holding, Inc. (a)	260	26,151
Dana Holding Corp.	1,300	31,291
Lear Corp.	200	29,908
The Goodyear Tire & Rubber Co.	1,000	30,300
Tower International, Inc.	600	13,470
Visteon Corp. (a)	139	16,046
		179,653
Distributors - 0.6%
LKQ Corp. (a)	395	13,687
Pool Corp.	842	83,939
		97,626
Diversified Consumer Services - 1.3%
Carriage Services, Inc.	400	9,796
Grand Canyon Education, Inc. (a)	562	46,112
ServiceMaster Global Holdings, Inc. (a)	3,223	151,868
		207,776
Hotels, Restaurants & Leisure - 1.9%
Brinker International, Inc.	1,014	31,657
Cedar Fair LP (depositary unit)	502	34,829
Dunkin' Brands Group, Inc.	1,045	53,880
Papa John's International, Inc.	560	41,882
Penn National Gaming, Inc. (a)	1,103	24,476
Planet Fitness, Inc.	1,144	29,023
Red Lion Hotels Corp. (a)	692	4,844
Ruth's Hospitality Group, Inc.	900	17,595
U.S. Foods Holding Corp. (a)	594	16,305
Wyndham Worldwide Corp.	400	39,872
Zoe's Kitchen, Inc. (a)	949	12,214
		306,577
Household Durables - 0.4%
CalAtlantic Group, Inc.	600	20,850
Helen of Troy Ltd. (a)	203	18,331
KB Home	1,500	32,100
		71,281
Internet & Direct Marketing Retail - 0.2%
Blue Apron Holdings, Inc. Class A	1,550	8,122
Overstock.com, Inc. (a)	345	7,573
U.S. Auto Parts Network, Inc. (a)	4,581	13,377
		29,072
Leisure Products - 1.1%
American Outdoor Brands Corp. (a)	500	8,160
Brunswick Corp.	1,284	67,384
Polaris Industries, Inc.	1,200	111,876
		187,420
Media - 1.5%
AMC Networks, Inc. Class A (a)	400	24,312
Cinemark Holdings, Inc.	1,455	48,437
E.W. Scripps Co. Class A (a)	2,079	37,173
National CineMedia, Inc.	4,654	25,178
Nexstar Broadcasting Group, Inc. Class A	675	40,635
Scripps Networks Interactive, Inc. Class A	300	25,695
Sinclair Broadcast Group, Inc. Class A	1,282	38,781
		240,211
Multiline Retail - 0.4%
Dillard's, Inc. Class A	200	12,160
Kohl's Corp.	800	31,824
Nordstrom, Inc.	611	27,263
		71,247
Specialty Retail - 2.4%
Aaron's, Inc. Class A	600	26,562
American Eagle Outfitters, Inc.	800	9,560
Chico's FAS, Inc.	2,946	22,625
Conn's, Inc. (a)	114	1,978
Dick's Sporting Goods, Inc.	534	14,076
Five Below, Inc. (a)	137	6,517
Foot Locker, Inc.	400	14,092
Genesco, Inc. (a)	401	8,481
Lithia Motors, Inc. Class A (sub. vtg.)	329	35,532
Monro, Inc.	960	45,792
Murphy U.S.A., Inc. (a)	400	25,784
Office Depot, Inc.	6,915	29,665
Penske Automotive Group, Inc.	500	21,180
RH (a)	51	2,386
Sally Beauty Holdings, Inc. (a)	4,919	91,444
Sonic Automotive, Inc. Class A (sub. vtg.)	800	14,480
The Children's Place Retail Stores, Inc.	160	16,984
		387,138
Textiles, Apparel & Luxury Goods - 2.0%
Carter's, Inc.	1,318	114,284
G-III Apparel Group Ltd. (a)	1,563	42,983
lululemon athletica, Inc. (a)	661	38,041
Michael Kors Holdings Ltd. (a)	300	12,666
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,271	33,593
Under Armour, Inc. Class C (non-vtg.) (a)	1,088	16,429
Wolverine World Wide, Inc.	2,374	62,436
		320,432

TOTAL CONSUMER DISCRETIONARY		2,098,433

CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Cott Corp.	2,030	30,838
Primo Water Corp. (a)	1,881	20,597
		51,435
Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	266	28,042
Performance Food Group Co. (a)	2,349	65,302
Smart & Final Stores, Inc. (a)	1,229	8,664
SpartanNash Co.	700	17,248
SUPERVALU, Inc. (a)	428	8,556
		127,812
Food Products - 1.2%
Bunge Ltd.	500	37,315
Calavo Growers, Inc.	270	18,131
Farmer Brothers Co. (a)	510	16,601
Lamb Weston Holdings, Inc.	526	23,922
Nomad Foods Ltd. (a)	1,901	28,553
Pilgrim's Pride Corp. (a)	1,200	35,340
Sanderson Farms, Inc.	200	29,504
		189,366
Household Products - 0.6%
Central Garden & Pet Co. (a)	527	18,577
Spectrum Brands Holdings, Inc.	733	80,601
		99,178
Personal Products - 0.0%
Avon Products, Inc. (a)	2,624	6,534

TOTAL CONSUMER STAPLES		474,325

ENERGY - 3.0%
Energy Equipment & Services - 1.0%
Core Laboratories NV	475	41,886
Matrix Service Co. (a)	1,000	11,850
McDermott International, Inc. (a)	4,100	25,174
Patterson-UTI Energy, Inc.	3,038	48,517
PHI, Inc. (non-vtg.) (a)	600	6,594
RigNet, Inc. (a)	1,679	26,864
		160,885
Oil, Gas & Consumable Fuels - 2.0%
Abraxas Petroleum Corp. (a)	7,756	13,185
Andeavor	500	50,075
Approach Resources, Inc. (a)	523	1,454
Arch Coal, Inc.	260	20,766
Ardmore Shipping Corp.	1,278	10,352
Canacol Energy Ltd. (a)	3,567	11,997
Cimarex Energy Co.	661	65,895
Devon Energy Corp.	471	14,789
Evolution Petroleum Corp.	2,400	16,680
Extraction Oil & Gas, Inc.	1,367	17,962
Gulfport Energy Corp. (a)	1,588	19,898
Leucrotta Exploration, Inc. (a)	2,827	4,166
Oasis Petroleum, Inc. (a)	942	6,877
Paramount Resources Ltd. Class A (a)	404	6,927
PBF Energy, Inc. Class A	500	11,840
Penn Virginia Corp.	130	5,005
Resolute Energy Corp. (a)	855	25,265
Scorpio Tankers, Inc.	4,090	16,646
Sundance Energy Australia Ltd. (a)	64,896	2,476
World Fuel Services Corp.	300	10,362
		332,617

TOTAL ENERGY		493,502

FINANCIALS - 14.0%
Banks - 6.1%
Associated Banc-Corp.	1,402	30,704
Banco Latinoamericano de Comercio Exterior SA Series E	700	18,872
Bank of the Ozarks, Inc.	875	37,590
BankUnited, Inc.	1,484	49,388
Banner Corp.	484	26,678
Central Pacific Financial Corp.	400	11,600
CIT Group, Inc.	500	22,425
Citizens Financial Group, Inc.	141	4,671
Comerica, Inc.	115	7,849
Commerce Bancshares, Inc.	347	19,082
Fifth Third Bancorp	517	13,509
First Hawaiian, Inc.	1,114	30,178
First Horizon National Corp.	2,330	40,099
First Interstate Bancsystem, Inc.	815	28,688
First Republic Bank	349	33,870
Fulton Financial Corp.	1,300	22,685
Great Western Bancorp, Inc.	1,368	49,139
Hancock Holding Co.	400	17,580
Hanmi Financial Corp.	800	21,360
Huntington Bancshares, Inc.	1,233	15,523
IBERIABANK Corp.	650	49,790
KeyCorp	5,589	96,187
Old National Bancorp, Indiana	1,400	22,890
PacWest Bancorp	340	15,351
Preferred Bank, Los Angeles	74	3,981
Regions Financial Corp.	4,300	60,673
Signature Bank (a)	224	28,748
SVB Financial Group (a)	281	47,585
TCF Financial Corp.	2,400	37,272
Western Alliance Bancorp. (a)	697	33,616
Wintrust Financial Corp.	497	36,187
Zions Bancorporation	1,400	61,124
		994,894
Capital Markets - 2.7%
E*TRADE Financial Corp. (a)	903	37,032
Eaton Vance Corp. (non-vtg.)	1,023	48,674
FactSet Research Systems, Inc.	227	35,680
Financial Engines, Inc.	918	30,340
Lazard Ltd. Class A	1,337	57,344
Legg Mason, Inc.	700	26,733
LPL Financial	2,181	102,158
Morningstar, Inc.	389	32,170
PennantPark Investment Corp.	2,600	19,526
Raymond James Financial, Inc.	277	21,695
WisdomTree Investments, Inc.	4,191	38,431
		449,783
Consumer Finance - 0.7%
Green Dot Corp. Class A (a)	242	11,660
Navient Corp.	900	11,880
SLM Corp. (a)	8,467	86,109
		109,649
Diversified Financial Services - 0.5%
Donnelley Financial Solutions, Inc.	137	2,933
Leucadia National Corp.	1,407	33,318
On Deck Capital, Inc. (a)	3,325	16,060
Voya Financial, Inc.	1,004	38,383
		90,694
Insurance - 2.6%
AmTrust Financial Services, Inc.	900	11,160
Assured Guaranty Ltd.	700	29,778
CNA Financial Corp.	700	34,342
CNO Financial Group, Inc.	2,200	49,170
First American Financial Corp.	700	34,342
FNFV Group (a)	642	10,818
Genworth Financial, Inc. Class A (a)	2,800	9,604
Heritage Insurance Holdings, Inc.	1,100	12,518
Lincoln National Corp.	600	40,716
National General Holdings Corp.	1,000	17,170
ProAssurance Corp.	776	41,322
Reinsurance Group of America, Inc.	300	40,335
United Insurance Holdings Corp.	900	14,166
Universal Insurance Holdings, Inc.	800	17,160
Unum Group	1,200	57,816
		420,417
Mortgage Real Estate Investment Trusts - 0.6%
MFA Financial, Inc.	2,300	20,194
New York Mortgage Trust, Inc.	2,300	14,398
Redwood Trust, Inc.	1,100	18,348
Starwood Property Trust, Inc.	1,100	24,431
Two Harbors Investment Corp.	1,500	15,345
		92,716
Thrifts & Mortgage Finance - 0.8%
Flagstar Bancorp, Inc. (a)	700	22,974
Lendingtree, Inc. (a)	44	10,162
MGIC Investment Corp. (a)	6,786	77,700
Radian Group, Inc.	800	14,000
		124,836

TOTAL FINANCIALS		2,282,989

HEALTH CARE - 10.9%
Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (a)	324	27,777
AMAG Pharmaceuticals, Inc. (a)	1,000	16,700
Atara Biotherapeutics, Inc. (a)	1,366	21,515
bluebird bio, Inc. (a)	238	29,714
DBV Technologies SA sponsored ADR (a)	572	25,260
Dyax Corp. rights 12/31/19 (a)(b)	741	2,445
Emergent BioSolutions, Inc. (a)	400	14,932
Exact Sciences Corp. (a)	1,233	51,650
Juno Therapeutics, Inc. (a)	669	27,610
Neurocrine Biosciences, Inc. (a)	490	27,734
Sage Therapeutics, Inc. (a)	555	45,649
United Therapeutics Corp. (a)	149	19,489
		310,475
Health Care Equipment & Supplies - 3.1%
Abiomed, Inc. (a)	218	32,874
Angiodynamics, Inc. (a)	361	6,148
DexCom, Inc. (a)	441	32,903
Endologix, Inc. (a)	4,353	18,413
IDEXX Laboratories, Inc. (a)	544	84,554
Insulet Corp. (a)	381	22,121
Integer Holdings Corp. (a)	600	27,570
Nevro Corp. (a)	497	42,831
Novadaq Technologies, Inc. (a)	1,000	11,750
Novadaq Technologies, Inc. (a)	1,615	18,976
Steris PLC	981	85,504
The Cooper Companies, Inc.	154	38,628
West Pharmaceutical Services, Inc.	862	75,028
		497,300
Health Care Providers & Services - 2.3%
Brookdale Senior Living, Inc. (a)	2,328	28,239
Capital Senior Living Corp. (a)	681	8,465
Centene Corp. (a)	721	64,061
HealthEquity, Inc. (a)	450	19,247
HealthSouth Corp.	1,367	62,540
Henry Schein, Inc. (a)	205	35,604
LifePoint Hospitals, Inc. (a)	500	28,975
Magellan Health Services, Inc. (a)	200	16,180
MEDNAX, Inc. (a)	867	38,885
PharMerica Corp. (a)	600	17,640
Quest Diagnostics, Inc.	200	21,670
Wellcare Health Plans, Inc. (a)	238	41,574
		383,080
Health Care Technology - 0.7%
athenahealth, Inc. (a)	252	35,514
Evolent Health, Inc. (a)	1,044	17,435
Medidata Solutions, Inc. (a)	864	64,765
		117,714
Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories, Inc. Class A (a)	129	28,099
INC Research Holdings, Inc. Class A (a)	986	57,878
Nanostring Technologies, Inc. (a)	224	3,461
VWR Corp. (a)	1,034	34,143
		123,581
Pharmaceuticals - 2.1%
Akorn, Inc. (a)	600	19,740
Catalent, Inc. (a)	2,210	91,251
Jazz Pharmaceuticals PLC (a)	200	29,872
Lannett Co., Inc. (a)	900	15,795
Mallinckrodt PLC (a)	250	10,270
Patheon NV (a)	1,060	37,079
Prestige Brands Holdings, Inc. (a)	879	44,574
Revance Therapeutics, Inc. (a)	1,128	27,692
Sucampo Pharmaceuticals, Inc. Class A (a)	1,000	11,750
TherapeuticsMD, Inc. (a)	8,501	51,006
		339,029

TOTAL HEALTH CARE		1,771,179

INDUSTRIALS - 18.1%
Aerospace & Defense - 1.3%
Axon Enterprise, Inc. (a)	921	19,995
HEICO Corp. Class A	741	53,834
Huntington Ingalls Industries, Inc.	100	21,396
Moog, Inc. Class A (a)	400	30,704
Spirit AeroSystems Holdings, Inc. Class A	700	52,150
Textron, Inc.	800	39,272
		217,351
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	400	26,720
Echo Global Logistics, Inc. (a)	329	5,001
Forward Air Corp.	1,260	65,482
		97,203
Airlines - 0.7%
Air Canada (a)	1,613	30,148
Alaska Air Group, Inc.	300	22,398
JetBlue Airways Corp. (a)	1,600	31,696
SkyWest, Inc.	800	27,760
Spirit Airlines, Inc. (a)	202	6,878
		118,880
Building Products - 1.3%
Allegion PLC	474	37,309
Jeld-Wen Holding, Inc.	981	29,940
Owens Corning	700	51,891
Patrick Industries, Inc. (a)	536	39,664
USG Corp. (a)	1,515	45,450
		204,254
Commercial Services & Supplies - 3.3%
Brady Corp. Class A	1,333	44,456
Casella Waste Systems, Inc. Class A (a)	2,998	50,396
Clean Harbors, Inc. (a)	1,501	81,189
Deluxe Corp.	630	43,691
Herman Miller, Inc.	1,501	50,509
LSC Communications, Inc.	137	2,207
Multi-Color Corp.	885	70,623
Pitney Bowes, Inc.	1,300	16,705
R.R. Donnelley & Sons Co.	366	3,378
Ritchie Brothers Auctioneers, Inc.	1,073	31,911
Waste Connection, Inc. (United States)	2,017	134,514
		529,579
Construction & Engineering - 0.1%
Chicago Bridge & Iron Co. NV	900	11,106
Electrical Equipment - 0.9%
Generac Holdings, Inc. (a)	781	31,537
Hubbell, Inc. Class B	142	16,016
Sensata Technologies Holding BV (a)	2,232	99,681
		147,234
Industrial Conglomerates - 0.1%
ITT, Inc.	400	16,144
Machinery - 4.0%
Allison Transmission Holdings, Inc.	1,177	40,877
Crane Co.	100	7,423
Douglas Dynamics, Inc.	1,096	38,250
Global Brass & Copper Holdings, Inc.	600	17,910
John Bean Technologies Corp.	275	24,393
Kennametal, Inc.	1,061	37,135
Lincoln Electric Holdings, Inc.	385	33,433
Middleby Corp. (a)	237	28,843
Park-Ohio Holdings Corp.	300	11,955
Proto Labs, Inc. (a)	783	56,219
RBC Bearings, Inc. (a)	463	51,055
Snap-On, Inc.	389	57,405
Tennant Co.	760	46,322
Timken Co.	600	26,910
Toro Co.	1,644	101,402
Wabtec Corp.	785	55,397
Woodward, Inc.	276	19,378
		654,307
Marine - 0.5%
Costamare, Inc.	1,160	7,273
Kirby Corp. (a)	1,193	74,682
		81,955
Professional Services - 1.3%
Advisory Board Co. (a)	424	22,578
Manpower, Inc.	300	33,453
Nielsen Holdings PLC	387	15,035
TransUnion Holding Co., Inc. (a)	752	35,991
TriNet Group, Inc. (a)	2,898	103,546
		210,603
Road & Rail - 2.7%
Avis Budget Group, Inc. (a)	1,899	68,801
Covenant Transport Group, Inc. Class A (a)	583	13,998
Heartland Express, Inc.	3,075	68,173
Hennessy Capital Acquisition Corp. II (a)	1,068	13,991
J.B. Hunt Transport Services, Inc.	372	36,787
Knight Transportation, Inc.	2,774	108,325
Landstar System, Inc.	520	48,542
Roadrunner Transportation Systems, Inc. (a)	955	7,134
Ryder System, Inc.	400	31,040
U.S.A. Truck, Inc. (a)	1,440	16,056
Werner Enterprises, Inc.	882	29,194
		442,041
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	535	30,495
GATX Corp.	400	24,232
MSC Industrial Direct Co., Inc. Class A	846	58,272
Textainer Group Holdings Ltd.	879	15,602
Triton International Ltd.	229	8,455
United Rentals, Inc. (a)	300	35,418
Watsco, Inc.	247	36,398
		208,872

TOTAL INDUSTRIALS		2,939,529

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.4%
Brocade Communications Systems, Inc.	900	11,142
Ciena Corp. (a)	2,065	44,625
EMCORE Corp. (a)	2,867	26,090
Infinera Corp. (a)	1,785	15,101
Juniper Networks, Inc.	1,200	33,276
KVH Industries, Inc. (a)	294	3,469
Lumentum Holdings, Inc. (a)	120	6,822
NETGEAR, Inc. (a)	349	16,752
Oclaro, Inc. (a)	1,025	8,620
Plantronics, Inc.	400	17,052
Viavi Solutions, Inc. (a)	4,885	49,045
		231,994
Electronic Equipment & Components - 2.7%
Arrow Electronics, Inc. (a)	500	39,715
Avnet, Inc.	600	23,142
CDW Corp.	965	61,200
Fabrinet (a)	623	24,197
Flextronics International Ltd. (a)	2,200	35,794
Jabil, Inc.	1,200	37,620
Maxwell Technologies, Inc. (a)	629	3,504
Methode Electronics, Inc. Class A	552	22,577
Sanmina Corp. (a)	700	26,215
Systemax, Inc.	596	14,566
Trimble, Inc. (a)	1,546	59,799
TTM Technologies, Inc. (a)	1,200	17,088
Universal Display Corp.	62	7,880
VeriFone Systems, Inc. (a)	1,349	26,670
Vishay Intertechnology, Inc.	900	15,930
Zebra Technologies Corp. Class A (a)	143	14,742
		430,639
Internet Software & Services - 3.8%
2U, Inc. (a)	1,076	53,908
Alphabet, Inc. Class C (a)	16	15,029
Apptio, Inc. Class A	1,391	24,760
Box, Inc. Class A (a)	1,116	21,896
Carbonite, Inc. (a)	1,127	22,540
Care.com, Inc. (a)	2,454	36,736
ChannelAdvisor Corp. (a)	1,991	23,096
Cimpress NV (a)	457	42,245
CoStar Group, Inc. (a)	71	20,350
Facebook, Inc. Class A (a)	56	9,630
Five9, Inc. (a)	265	5,698
GoDaddy, Inc. (a)	460	20,617
GrubHub, Inc. (a)	869	49,611
Hortonworks, Inc. (a)	2,412	40,980
Instructure, Inc. (a)	749	22,170
Internap Network Services Corp. (a)	878	3,925
Match Group, Inc. (a)	1,280	27,840
Mimecast Ltd. (a)	183	4,950
MINDBODY, Inc. (a)	351	8,301
New Relic, Inc. (a)	656	31,422
Nutanix, Inc. Class A	777	17,094
Q2 Holdings, Inc. (a)	1,139	46,243
Shutterstock, Inc. (a)	1,345	45,165
Stamps.com, Inc. (a)	17	3,251
Wix.com Ltd. (a)	255	16,601
Yelp, Inc. (a)	224	9,542
		623,600
IT Services - 2.0%
Acxiom Corp. (a)	916	21,334
Broadridge Financial Solutions, Inc.	193	15,079
Convergys Corp.	700	16,450
CoreLogic, Inc. (a)	788	37,012
Euronet Worldwide, Inc. (a)	468	45,990
First Data Corp. Class A (a)	1,886	34,721
Gartner, Inc. (a)	219	26,409
Maximus, Inc.	450	27,351
PayPal Holdings, Inc. (a)	183	11,287
Square, Inc. (a)	996	26,006
Teradata Corp. (a)	1,434	45,773
Virtusa Corp. (a)	267	9,697
		317,109
Semiconductors & Semiconductor Equipment - 1.5%
Ambarella, Inc. (a)	82	4,461
Analog Devices, Inc.	208	17,403
AXT, Inc. (a)	526	4,103
Cabot Microelectronics Corp.	661	47,341
Cirrus Logic, Inc. (a)	500	28,990
Inphi Corp. (a)	230	8,807
M/A-COM Technology Solutions Holdings, Inc. (a)	348	15,848
Marvell Technology Group Ltd.	510	9,134
Maxim Integrated Products, Inc.	225	10,499
Microsemi Corp. (a)	291	14,661
ON Semiconductor Corp. (a)	2,100	35,868
Synaptics, Inc. (a)	200	8,314
Teradyne, Inc.	889	31,657
United Microelectronics Corp. sponsored ADR	3,024	7,560
		244,646
Software - 4.7%
Adobe Systems, Inc. (a)	32	4,965
Aspen Technology, Inc. (a)	406	25,680
Barracuda Networks, Inc. (a)	1,443	34,935
Cadence Design Systems, Inc. (a)	1,784	70,093
Callidus Software, Inc. (a)	3,176	81,782
CommVault Systems, Inc. (a)	39	2,381
CyberArk Software Ltd. (a)	539	21,565
Descartes Systems Group, Inc. (a)	561	15,751
Descartes Systems Group, Inc. (a)	936	26,255
Ebix, Inc.	329	18,983
Electronic Arts, Inc. (a)	28	3,402
Guidewire Software, Inc. (a)	624	47,243
Imperva, Inc. (a)	206	9,198
Manhattan Associates, Inc. (a)	719	30,234
Nuance Communications, Inc. (a)	1,309	21,036
QAD, Inc. Class A	210	7,077
Qualys, Inc. (a)	481	22,848
Rapid7, Inc. (a)	402	6,778
RealPage, Inc. (a)	1,182	50,944
RingCentral, Inc. (a)	374	15,839
Splunk, Inc. (a)	555	37,235
SS&C Technologies Holdings, Inc.	3,585	138,775
Tableau Software, Inc. (a)	411	29,789
TeleNav, Inc. (a)	487	3,166
Tyler Technologies, Inc. (a)	237	40,954
Ultimate Software Group, Inc. (a)	3	603
		767,511
Technology Hardware, Storage & Peripherals - 1.0%
3D Systems Corp. (a)	1,572	19,744
CPI Card Group	916	880
NCR Corp. (a)	800	29,224
Seagate Technology LLC	600	18,918
Stratasys Ltd. (a)	1,652	36,972
Xerox Corp.	1,798	58,021
		163,759

TOTAL INFORMATION TECHNOLOGY		2,779,258

MATERIALS - 4.4%
Chemicals - 2.0%
A. Schulman, Inc.	700	21,280
Axalta Coating Systems (a)	1,473	43,483
Cabot Corp.	400	21,072
Eastman Chemical Co.	500	43,100
Huntsman Corp.	2,200	58,454
Methanex Corp.	833	42,566
Quaker Chemical Corp.	182	25,338
Trinseo SA	500	33,450
Valvoline, Inc.	1,655	35,235
		323,978
Construction Materials - 0.1%
U.S. Concrete, Inc. (a)	171	13,689
Containers & Packaging - 1.6%
Aptargroup, Inc.	1,081	90,382
Crown Holdings, Inc. (a)	1,077	63,575
Owens-Illinois, Inc. (a)	1,200	29,568
Packaging Corp. of America	584	65,647
Smurfit Kappa Group PLC	487	14,874
		264,046
Metals & Mining - 0.4%
Alcoa Corp.	227	9,961
Ferroglobe Representation & Warranty Insurance (b)	2,166	0
Reliance Steel & Aluminum Co.	300	21,726
Ryerson Holding Corp. (a)	3,014	25,920
		57,607
Paper & Forest Products - 0.3%
Clearwater Paper Corp. (a)	300	13,950
Kapstone Paper & Packaging Corp.	793	17,739
P.H. Glatfelter Co.	1,000	17,320
		49,009

TOTAL MATERIALS		708,329

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Altisource Residential Corp. Class B	545	6,600
CBL & Associates Properties, Inc.	1,100	8,800
CorEnergy Infrastructure Trust, Inc.	600	19,578
Corrections Corp. of America	300	8,040
DDR Corp.	1,900	18,392
EastGroup Properties, Inc.	563	50,028
Gladstone Commercial Corp.	800	17,120
Government Properties Income Trust	1,200	22,260
Hospitality Properties Trust (SBI)	1,200	32,832
Independence Realty Trust, Inc.	2,500	25,725
InfraReit, Inc.	1,000	22,490
LaSalle Hotel Properties (SBI)	500	14,190
Medical Properties Trust, Inc.	1,900	25,004
Mid-America Apartment Communities, Inc.	424	45,139
National Retail Properties, Inc.	1,335	55,843
National Storage Affiliates Trust	1,644	36,694
Outfront Media, Inc.	1,525	33,550
Piedmont Office Realty Trust, Inc. Class A	1,700	34,425
Preferred Apartment Communities, Inc. Class A	1,100	20,009
RLJ Lodging Trust	1,786	36,041
Sabra Health Care REIT, Inc.	1,800	39,330
Select Income REIT	1,300	30,173
Senior Housing Properties Trust (SBI)	1,900	37,468
Summit Hotel Properties, Inc.	1,100	16,324
WP Glimcher, Inc.	2,200	18,370
		674,425
Real Estate Management & Development - 0.4%
HFF, Inc.	756	28,826
Realogy Holdings Corp.	1,068	36,205
		65,031

TOTAL REAL ESTATE		739,456

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.0%
Fusion Telecommunications International (a)	993	3,168
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	1,934	39,821

TOTAL TELECOMMUNICATION SERVICES		42,989

UTILITIES - 1.4%
Electric Utilities - 0.9%
Entergy Corp.	600	47,502
FirstEnergy Corp.	1,100	35,838
Portland General Electric Co.	1,224	58,152
Spark Energy, Inc. Class A,	800	12,680
		154,172
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (a)	531	7,806
Dynegy, Inc. (a)	952	8,968
The AES Corp.	1,700	18,768
		35,542
Multi-Utilities - 0.3%
NorthWestern Energy Corp.	751	45,300

TOTAL UTILITIES		235,014

TOTAL COMMON STOCKS
(Cost $12,316,276)		14,565,003

Equity Funds - 4.8%
Mid-Cap Blend Funds - 4.0%
Fidelity SAI Small-Mid Cap 500 Index Fund (c)	58,177	657,978
Sector Funds - 0.8%
Fidelity SAI Real Estate Index Fund (c)	11,228	123,394
TOTAL EQUITY FUNDS
(Cost $746,467)		781,372
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.09% 10/26/17 (d)
(Cost $29,950)	$30,000	29,954
	Shares

Money Market Funds - 5.7%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (e)
(Cost $933,216)	933,216	933,216
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $14,025,909)		16,309,545
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(49,771)
NET ASSETS - 100%		$16,259,774

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE Russell 2000 Mini Contracts (United States)	8	Sept. 2017	$561,760	$(6,895)	$(6,895)

The notional amount of futures purchased as a percentage of Net Assets is 3.5%

Legend

 (a) Non-income producing

 (b) Level 3 instrument

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,954.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI Real Estate Index Fund	$124,727	$671	$--	$670	$--	$(2,004)	$123,394
Fidelity SAI Small-Mid Cap 500 Index Fund	578,685	655,996	591,500	--	6,877	7,920	657,978
Total	$703,412	$656,667	$591,500	$670	$6,877	$5,916	$781,372

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,098,433	$2,098,433	$--	$--
Consumer Staples	474,325	474,325	--	--
Energy	493,502	493,502	--	--
Financials	2,282,989	2,282,989	--	--
Health Care	1,771,179	1,768,734	--	2,445
Industrials	2,939,529	2,939,529	--	--
Information Technology	2,779,258	2,779,258	--	--
Materials	708,329	708,329	--	--
Real Estate	739,456	739,456	--	--
Telecommunication Services	42,989	42,989	--	--
Utilities	235,014	235,014	--	--
Equity Funds	781,372	781,372	--	--
Other Short-Term Investments	29,954	--	29,954	--
Money Market Funds	933,216	933,216	--	--
Total Investments in Securities:	$16,309,545	$16,277,146	$29,954	$2,445
Derivative Instruments:
Liabilities
Futures Contracts	$(6,895)	$(6,895)	$--	$--
Total Liabilities	$(6,895)	$(6,895)	$--	$--
Total Derivative Instruments:	$(6,895)	$(6,895)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(6,895)
Total Equity Risk	0	(6,895)
Total Value of Derivatives	$0	$(6,895)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,279,442)	$15,528,173
Affiliated issuers (cost $746,467)	781,372
Total Investment in Securities (cost $14,025,909)		$16,309,545
Receivable for investments sold		71,988
Receivable for fund shares sold		7,633
Dividends receivable		14,139
Receivable for daily variation margin on futures contracts		5,400
Prepaid expenses		54
Receivable from investment adviser for expense reductions		6,270
Other receivables		530
Total assets		16,415,559
Liabilities
Payable for investments purchased	$109,505
Accrued management fee	9,843
Distribution and service plan fees payable	27
Audit fee payable	23,788
Custody fee payable	10,206
Other affiliated payables	1,844
Other payables and accrued expenses	572
Total liabilities		155,785
Net Assets		$16,259,774
Net Assets consist of:
Paid in capital		$13,504,167
Undistributed net investment income		2,535
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		476,331
Net unrealized appreciation (depreciation) on investments		2,276,741
Net Assets		$16,259,774
Small-Mid Cap Multi-Manager:
Net Asset Value, offering price and redemption price per share ($13,803,034 ÷ 1,396,197 shares)		$9.89
Class F:
Net Asset Value, offering price and redemption price per share ($2,195,304 ÷ 220,778 shares)		$9.94
Class L:
Net Asset Value, offering price and redemption price per share ($131,340 ÷ 13,301 shares)		$9.87
Class N:
Net Asset Value, offering price and redemption price per share ($130,096 ÷ 13,263 shares)		$9.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$88,606
Affiliated issuers		670
Interest		3,614
Total income		92,890
Expenses
Management fee	$59,294
Transfer agent fees	8,048
Distribution and service plan fees	160
Accounting fees and expenses	3,080
Custodian fees and expenses	18,145
Independent trustees' fees and expenses	89
Registration fees	16,083
Audit	38,577
Legal	2,185
Miscellaneous	86
Total expenses before reductions	145,747
Expense reductions	(55,497)	90,250
Net investment income (loss)		2,640
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	547,359
Affiliated issuers	6,877
Foreign currency transactions	7
Futures contracts	15,096
Total net realized gain (loss)		569,339
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(79,979)
Other Affiliated issuers	5,916
Futures contracts	(9,726)
Total change in net unrealized appreciation (depreciation)		(83,789)
Net gain (loss)		485,550
Net increase (decrease) in net assets resulting from operations		$488,190

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,640	$13,697
Net realized gain (loss)	569,339	3,142,139
Change in net unrealized appreciation (depreciation)	(83,789)	1,749,585
Net increase (decrease) in net assets resulting from operations	488,190	4,905,421
Distributions to shareholders from net investment income	–	(5,001)
Distributions to shareholders from net realized gain	(193,323)	(2,720,619)
Total distributions	(193,323)	(2,725,620)
Share transactions - net increase (decrease)	500,648	(16,998,320)
Redemption fees	478	352
Total increase (decrease) in net assets	795,993	(14,818,167)
Net Assets
Beginning of period	15,463,781	30,281,948
End of period	$16,259,774	$15,463,781
Other Information
Undistributed net investment income end of period	$2,535	$–
Accumulated net investment loss end of period	$–	$(105)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.71	$9.10	$11.40	$13.46	$12.25	$11.24
Income from Investment Operations
Net investment income (loss)B	–	.01	(.02)	(.04)	(.03)	.04
Net realized and unrealized gain (loss)	.30	2.76	(1.54)	.70	3.24	1.30
Total from investment operations	.30	2.77	(1.56)	.66	3.21	1.34
Distributions from net investment income	–	–	–	–	–	(.04)C
Distributions from net realized gain	(.12)	(2.16)	(.74)	(2.72)	(2.00)	(.30)C
Total distributions	(.12)	(2.16)	(.74)	(2.72)	(2.00)	(.33)D
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$9.89	$9.71	$9.10	$11.40	$13.46	$12.25
Total ReturnF,G	3.14%	31.35%	(14.27)%	5.88%	27.21%	12.26%
Ratios to Average Net AssetsH
Expenses before reductions	1.85%I	2.17%	1.41%	1.34%	1.25%	1.16%
Expenses net of fee waivers, if any	1.15%I	1.15%	1.16%	1.16%	1.16%	1.16%
Expenses net of all reductions	1.15%I	1.15%	1.16%	1.16%	1.16%	1.16%
Net investment income (loss)	.02%I	.08%	(.18)%	(.29)%	(.19)%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$13,803	$13,251	$28,621	$32,904	$57,019	$44,361
Portfolio turnover rateJ	54%I	120%	89%	85%	117%	66%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.296 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013B
Selected Per–Share Data
Net asset value, beginning of period	$9.76	$9.13	$11.42	$13.47	$12.25	$11.49
Income from Investment Operations
Net investment income (loss)C	.01	.02	(.01)	(.02)	(.01)	.01
Net realized and unrealized gain (loss)	.29	2.77	(1.54)	.69	3.24	.91
Total from investment operations	.30	2.79	(1.55)	.67	3.23	.92
Distributions from net investment income	–	–D	–	–	–	(.04)E
Distributions from net realized gain	(.12)	(2.16)	(.74)	(2.72)	(2.01)	(.12)E
Total distributions	(.12)	(2.16)	(.74)	(2.72)	(2.01)	(.16)
Redemption fees added to paid in capitalC,D	–	–	–	–	–	–
Net asset value, end of period	$9.94	$9.76	$9.13	$11.42	$13.47	$12.25
Total ReturnF,G	3.12%	31.46%	(14.16)%	5.95%	27.40%	8.11%
Ratios to Average Net AssetsH
Expenses before reductions	1.74%I	2.10%	1.31%	1.29%	1.24%	1.11%I
Expenses net of fee waivers, if any	1.06%I	1.05%	1.06%	1.06%	1.06%	1.06%I
Expenses net of all reductions	1.06%I	1.04%	1.06%	1.06%	1.05%	1.06%I
Net investment income (loss)	.11%I	.19%	(.08)%	(.19)%	(.09)%	.38%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,195	$1,959	$1,468	$1,314	$763	$186
Portfolio turnover rateJ	54%I	120%	89%	85%	117%	66%

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.70	$9.09	$11.39	$13.45	$14.28
Income from Investment Operations
Net investment income (loss)C	–	.01	(.02)	(.04)	(.01)
Net realized and unrealized gain (loss)	.29	2.76	(1.54)	.70	.93
Total from investment operations	.29	2.77	(1.56)	.66	.92
Distributions from net investment income	–	–D	–	–	–
Distributions from net realized gain	(.12)	(2.16)	(.74)	(2.72)	(1.75)
Total distributions	(.12)	(2.16)	(.74)	(2.72)	(1.75)
Redemption fees added to paid in capitalC,D	–	–	–	–	–
Net asset value, end of period	$9.87	$9.70	$9.09	$11.39	$13.45
Total ReturnE,F	3.04%	31.39%	(14.29)%	5.89%	6.84%
Ratios to Average Net AssetsG
Expenses before reductions	1.83%H	2.21%	1.40%	1.37%	1.54%H
Expenses net of fee waivers, if any	1.15%H	1.15%	1.16%	1.16%	1.16%H
Expenses net of all reductions	1.15%H	1.15%	1.16%	1.16%	1.16%H
Net investment income (loss)	.02%H	.09%	(.18)%	(.29)%	(.17)%H
Supplemental Data
Net assets, end of period (000 omitted)	$131	$127	$97	$113	$107
Portfolio turnover rateI	54%H	120%	89%	85%	117%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.64	$9.07	$11.38	$13.44	$14.28
Income from Investment Operations
Net investment income (loss)C	(.01)	(.02)	(.05)	(.07)	(.02)
Net realized and unrealized gain (loss)	.30	2.74	(1.52)	.70	.92
Total from investment operations	.29	2.72	(1.57)	.63	.90
Distributions from net realized gain	(.12)	(2.15)	(.74)	(2.69)	(1.74)
Total distributions	(.12)	(2.15)	(.74)	(2.69)	(1.74)
Redemption fees added to paid in capitalC,D	–	–	–	–	–
Net asset value, end of period	$9.81	$9.64	$9.07	$11.38	$13.44
Total ReturnE,F	3.06%	30.86%	(14.42)%	5.62%	6.73%
Ratios to Average Net AssetsG
Expenses before reductions	2.08%H	2.45%	1.65%	1.62%	1.81%H
Expenses net of fee waivers, if any	1.40%H	1.40%	1.41%	1.41%	1.41%H
Expenses net of all reductions	1.40%H	1.40%	1.41%	1.41%	1.41%H
Net investment income (loss)	(.23)%H	(.16)%	(.43)%	(.54)%	(.42)%H
Supplemental Data
Net assets, end of period (000 omitted)	$130	$126	$96	$113	$107
Portfolio turnover rateI	54%H	120%	89%	85%	117%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers Small-Mid Cap Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Small-Mid Cap Multi Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,884,345
Gross unrealized depreciation	(671,950)
Net unrealized appreciation (depreciation)	$2,212,395
Tax cost	$14,090,255

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $15,096 and a change in net unrealized appreciation (depreciation) of $(9,726) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $4,437,450 and $4,068,971, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.15% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .75% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. ArrowMark Colorado Holdings, LLC (d/b/a ArrowMark Partners), J.P. Morgan Investment Management, Inc., LSV Asset Management, Portolan Capital Management, LLC, and The Boston Company Asset Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

AllianceBernstein, L.P. (AB), FIAM LLC (an affiliate of the investment adviser), Fisher Investments, Geode Capital Management, LLC, Invesco Advisers, Inc., Neuberger Berman Investment Advisers LLC (NBIA), Systematic Financial Management, L.P. and Victory Capital Management, Inc. have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2017, the Board of Trustees approved the appointment of Boston Partners Global Investors, Inc., Rice Hall James & Associates, LLC and Voya Investment Management Co., LLC as additional sub-advisers for the Fund. In addition, during September 2017, agreements with the following sub-advisers were not renewed: Advisory Research, Inc. and Kennedy Capital Management, Inc.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$160	$160

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Small-Mid Cap Multi-Manager	$7,929.12
Class L	60.09
Class N	59.09
	$8,048

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has voluntarily agreed to waive the Fund's management fee in an amount equal to .01% of the Fund's average net assets. During the period, this waiver reduced the fund's management fee by $791.

The investment adviser has contractually agreed to reimburse Small-Mid Cap Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Small-Mid Cap Multi-Manager	1.15%	$46,792
Class F	1.06%	7,056
Class L	1.15%	430
Class N	1.40%	428

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Small-Mid Cap Multi-Manager	$–	$4,349
Class F	–	609
Class L	–	43
Total	$–	$5,001
From net realized gain
Small-Mid Cap Multi-Manager	$165,439	$2,346,043
Class F	24,737	328,655
Class L	1,576	23,021
Class N	1,571	22,900
Total	$193,323	$2,720,619

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Small-Mid Cap Multi-Manager
Shares sold	92,506	93,372	$904,931	$934,953
Reinvestment of distributions	17,415	251,105	165,439	2,350,346
Shares redeemed	(78,773)	(2,123,204)	(763,827)	(20,705,531)
Net increase (decrease)	31,148	(1,778,727)	$306,543	$(17,420,232)
Class F
Shares sold	55,459	64,975	$541,115	$655,798
Reinvestment of distributions	2,590	34,991	24,737	329,264
Shares redeemed	(38,043)	(59,866)	(374,894)	(609,114)
Net increase (decrease)	20,006	40,100	$190,958	$375,948
Class L
Reinvestment of distributions	166	2,467	$1,576	$23,064
Net increase (decrease)	166	2,467	$1,576	$23,064
Class N
Reinvestment of distributions	167	2,460	$1,571	$22,900
Net increase (decrease)	167	2,460	$1,571	$22,900

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 75% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Small-Mid Cap Multi-Manager	1.15%
Actual		$1,000.00	$1,031.40	$5.89
Hypothetical-C		$1,000.00	$1,019.41	$5.85
Class F	1.06%
Actual		$1,000.00	$1,031.20	$5.43
Hypothetical-C		$1,000.00	$1,019.86	$5.40
Class L	1.15%
Actual		$1,000.00	$1,030.40	$5.89
Hypothetical-C		$1,000.00	$1,019.41	$5.85
Class N	1.40%
Actual		$1,000.00	$1,030.60	$7.17
Hypothetical-C		$1,000.00	$1,018.15	$7.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On June 8, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in each of the existing sub-advisory agreements with LSV Asset Management (LSV) and The Boston Company Asset Management, LLC (Boston Company) for the fund (the Amended Sub-Advisory Agreements), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to each of LSV and Boston Company, on behalf of the fund. The terms of each Amended Sub-Advisory Agreement are identical to those of the existing respective sub-advisory agreement with each sub-adviser, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of each respective Amended Sub-Advisory Agreement.

In considering whether to approve each Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of each such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding LSV and Boston Company, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of each current sub-advisory agreement at its September 2016 Board meeting. The Board also considered the information provided by LSV and Boston Company in June 2017 in connection with the 2017 anticipated annual renewal of each current sub-advisory agreement with LSV and Boston Company.

The Board considered that each Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered each sub-adviser's representation that each respective Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board considered that it received information regarding each sub-adviser's historical investment performance in managing fund assets at its June 2017 Board meeting. The Board did not consider performance to be a material factor in its decision to approve each Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreements would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that each new fee schedule is expected to lower the amount of fees paid by Strategic Advisers to LSV and Boston Company on behalf of the fund. The Board also considered that if total fund expenses fall below the limits of the expense reimbursement arrangements in place for each class of the fund, each Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. The Board also considered that each respective Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee, Strategic Advisers' voluntary agreement to waive 0.01% of the management fee for the fund or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because each Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve each Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2016 Board meeting and that it will consider the potential for such benefits at its September 2017 meeting.

Possible Economies of Scale.  The Board considered that each Amended Sub-Advisory Agreement, like each current Sub-Advisory Agreement with each respective sub-adviser, provides for breakpoints that have the potential to further reduce sub-advisory fees paid to LSV and Boston Company as assets allocated to each sub-adviser grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2016 Board meeting and that it will consider the potential for such benefits at its September 2017 meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services rendered to the fund and that each Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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AMM-F-SANN-1017
1.951529.104

Strategic Advisers® Income Opportunities Fund of Funds Class F Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Holdings as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
T. Rowe Price High Yield Fund I Class	25.4	24.8
Hotchkis & Wiley High Yield Fund Class I	20.9	20.6
MainStay High Yield Corporate Bond Fund Class I	20.5	20.2
BlackRock High Yield Bond Fund Institutional Class	20.4	20.0
Fidelity Capital & Income Fund	12.9	14.6
	100.1

Asset Allocation (% of fund's net assets)

As of August 31, 2017
High Yield Fixed-Income Funds	100.1%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 28, 2017
High Yield Fixed-Income Funds	100.2%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.1%
	Shares	Value
High Yield Fixed-Income Funds - 100.1%
BlackRock High Yield Bond Fund Institutional Class	266,270	$2,076,904
Fidelity Capital & Income Fund (a)	128,653	1,308,406
Hotchkis & Wiley High Yield Fund Class I	173,227	2,122,034
MainStay High Yield Corporate Bond Fund Class I	361,159	2,087,501
T. Rowe Price High Yield Fund I Class	381,741	2,588,207

TOTAL HIGH YIELD FIXED-INCOME FUNDS		10,183,052

TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $9,895,146)		10,183,052
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(10,671)
NET ASSETS - 100%		$10,172,381

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Capital & Income Fund	$1,257,661	$37,946	$--	$20,754	$--	$12,799	$1,308,406
Total	$1,257,661	$37,946	$--	$20,754	$--	$12,799	$1,308,406

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,642,871)	$8,874,646
Affiliated issuers (cost $1,252,275)	1,308,406
Total Investment in Securities (cost $9,895,146)		$10,183,052
Receivable for fund shares sold		34,627
Prepaid expenses		29
Receivable from investment adviser for expense reductions		3,526
Other receivables		121
Total assets		10,221,355
Liabilities
Payable for investments purchased	$34,766
Payable for fund shares redeemed	3
Distribution and service plan fees payable	25
Other affiliated payables	103
Audit fee payable	12,087
Other payables and accrued expenses	1,990
Total liabilities		48,974
Net Assets		$10,172,381
Net Assets consist of:
Paid in capital		$10,509,672
Undistributed net investment income		6,056
Accumulated undistributed net realized gain (loss) on investments		(631,253)
Net unrealized appreciation (depreciation) on investments		287,906
Net Assets		$10,172,381
Income Opportunities:
Net Asset Value, offering price and redemption price per share ($9,507,286 ÷ 935,239 shares)		$10.17
Class F:
Net Asset Value, offering price and redemption price per share ($424,097 ÷ 41,735 shares)		$10.16
Class L:
Net Asset Value, offering price and redemption price per share ($121,073 ÷ 11,911 shares)		$10.16
Class N:
Net Asset Value, offering price and redemption price per share ($119,925 ÷ 11,798 shares)		$10.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$240,188
Affiliated issuers		20,754
Total income		260,942
Expenses
Management fee	$14,013
Transfer agent fees	135
Distribution and service plan fees	147
Accounting fees and expenses	583
Custodian fees and expenses	3,656
Independent trustees' fees and expenses	51
Registration fees	28,846
Audit	16,844
Legal	504
Miscellaneous	36
Total expenses before reductions	64,815
Expense reductions	(59,946)	4,869
Net investment income (loss)		256,073
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,594
Realized gain distributions from underlying funds:
Affiliated issuers	13,493
Total net realized gain (loss)		16,087
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(15,778)
Other Affiliated issuers	12,799
Total change in net unrealized appreciation (depreciation)		(2,979)
Net gain (loss)		13,108
Net increase (decrease) in net assets resulting from operations		$269,181

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$256,073	$413,329
Net realized gain (loss)	16,087	(52,784)
Change in net unrealized appreciation (depreciation)	(2,979)	924,450
Net increase (decrease) in net assets resulting from operations	269,181	1,284,995
Distributions to shareholders from net investment income	(254,738)	(414,457)
Distributions to shareholders from net realized gain	(2,609)	(10,676)
Total distributions	(257,347)	(425,133)
Share transactions - net increase (decrease)	1,547,542	1,277,661
Redemption fees	421	1,466
Total increase (decrease) in net assets	1,559,797	2,138,989
Net Assets
Beginning of period	8,612,584	6,473,595
End of period	$10,172,381	$8,612,584
Other Information
Undistributed net investment income end of period	$6,056	$4,721

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$10.16	$8.98	$10.42	$10.88	$10.60	$10.00
Income from Investment Operations
Net investment income (loss)C	.277	.559	.562	.585	.616	.436
Net realized and unrealized gain (loss)	.013	1.192	(1.339)	(.382)	.296	.615
Total from investment operations	.290	1.751	(.777)	.203	.912	1.051
Distributions from net investment income	(.277)	(.560)	(.553)	(.586)	(.610)	(.431)
Distributions from net realized gain	(.003)	(.013)	(.108)	(.079)	(.031)	(.020)
Total distributions	(.280)	(.573)	(.661)	(.665)	(.641)	(.451)
Redemption fees added to paid in capitalC	–D	.002	(.002)	.002	.009	–D
Net asset value, end of period	$10.17	$10.16	$8.98	$10.42	$10.88	$10.60
Total ReturnE,F	2.89%	19.97%	(7.83)%	1.95%	9.02%	10.69%
Ratios to Average Net AssetsG
Expenses before reductions	1.37%H	1.74%	1.50%	1.53%	4.32%	10.12%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%H
Net investment income (loss)	5.44%H	5.74%	5.73%	5.50%	5.83%	6.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,507	$8,010	$5,632	$6,515	$5,358	$1,042
Portfolio turnover rateI	30%H	37%	65%	39%	46%	27%H

 A For the year ended February 29.

 B For the period June 19, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$10.16	$8.98	$10.42	$10.88	$10.60	$10.52
Income from Investment Operations
Net investment income (loss)C	.277	.557	.561	.586	.617	.125
Net realized and unrealized gain (loss)	.005	1.194	(1.338)	(.383)	.295	.096
Total from investment operations	.282	1.751	(.777)	.203	.912	.221
Distributions from net investment income	(.279)	(.560)	(.553)	(.586)	(.610)	(.121)
Distributions from net realized gain	(.003)	(.013)	(.108)	(.079)	(.031)	(.020)
Total distributions	(.282)	(.573)	(.661)	(.665)	(.641)	(.141)
Redemption fees added to paid in capitalC	–D	.002	(.002)	.002	.009	–D
Net asset value, end of period	$10.16	$10.16	$8.98	$10.42	$10.88	$10.60
Total ReturnE,F	2.82%	19.97%	(7.83)%	1.95%	9.02%	2.11%
Ratios to Average Net AssetsG
Expenses before reductions	1.40%H	1.77%	1.49%	1.53%	4.16%	7.40%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%H
Net investment income (loss)	5.44%H	5.74%	5.73%	5.50%	5.83%	5.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$424	$368	$646	$694	$639	$184
Portfolio turnover rateI	30%H	37%	65%	39%	46%	27%H

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$10.16	$8.98	$10.41	$10.88	$10.62
Income from Investment Operations
Net investment income (loss)C	.278	.558	.561	.585	.186
Net realized and unrealized gain (loss)	.002	1.193	(1.328)	(.392)	.278
Total from investment operations	.280	1.751	(.767)	.193	.464
Distributions from net investment income	(.277)	(.560)	(.553)	(.586)	(.180)
Distributions from net realized gain	(.003)	(.013)	(.108)	(.079)	(.027)
Total distributions	(.280)	(.573)	(.661)	(.665)	(.207)
Redemption fees added to paid in capitalC	–D	.002	(.002)	.002	.003
Net asset value, end of period	$10.16	$10.16	$8.98	$10.41	$10.88
Total ReturnE,F	2.79%	19.96%	(7.74)%	1.85%	4.44%
Ratios to Average Net AssetsG
Expenses before reductions	1.40%H	1.75%	1.50%	1.54%	3.35%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%H
Net investment income (loss)	5.44%H	5.74%	5.73%	5.50%	5.83%H
Supplemental Data
Net assets, end of period (000 omitted)	$121	$118	$98	$106	$104
Portfolio turnover rateI	30%H	37%	65%	39%	46%H

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$10.16	$8.98	$10.41	$10.88	$10.62
Income from Investment Operations
Net investment income (loss)C	.265	.534	.537	.559	.178
Net realized and unrealized gain (loss)	.002	1.192	(1.329)	(.392)	.279
Total from investment operations	.267	1.726	(.792)	.167	.457
Distributions from net investment income	(.264)	(.535)	(.528)	(.560)	(.173)
Distributions from net realized gain	(.003)	(.013)	(.108)	(.079)	(.027)
Total distributions	(.267)	(.548)	(.636)	(.639)	(.200)
Redemption fees added to paid in capitalC	–D	.002	(.002)	.002	.003
Net asset value, end of period	$10.16	$10.16	$8.98	$10.41	$10.88
Total ReturnE,F	2.66%	19.66%	(7.97)%	1.60%	4.37%
Ratios to Average Net AssetsG
Expenses before reductions	1.65%H	2.00%	1.75%	1.78%	3.61%H
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%	.35%H
Expenses net of all reductions	.35%H	.35%	.35%	.35%	.35%H
Net investment income (loss)	5.19%H	5.49%	5.48%	5.25%	5.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$120	$117	$98	$106	$104
Portfolio turnover rateI	30%H	37%	65%	39%	46%H

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers Income Opportunities Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Income Opportunities, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$396,360
Gross unrealized depreciation	(153,234)
Net unrealized appreciation (depreciation)	$243,126
Tax cost	$9,939,926

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(52,831)
Long-term	(542,075)
Total capital loss carryforward	$(594,906)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $2,971,642 and $1,416,991, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .80% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (FIAM) (an affiliate of the investment adviser) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIAM has not been allocated any portion of the Fund's assets. FIAM in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$147	$147

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a),(b)
Income Opportunities	$133	–
Class L	1	–
Class N	1	–
	$135

 (a) Annualized

 (b) Amount less than .005%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2018. During the period, this waiver reduced the Fund's management fee by $14,014.

The investment adviser has also contractually agreed to reimburse Income Opportunities, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Income Opportunities	.10%	$42,758
Class F	.10%	1,983
Class L	.10%	599
Class N	.35%	592

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Income Opportunities	$237,638	$370,334
Class F	10,788	31,875
Class L	3,244	6,282
Class N	3,068	5,966
Total	$254,738	$414,457
From net realized gain
Income Opportunities	$2,428	$9,722
Class F	111	659
Class L	35	148
Class N	35	147
Total	$2,609	$10,676

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Income Opportunities
Shares sold	323,798	437,285	$3,279,447	$4,301,047
Reinvestment of distributions	23,675	38,891	240,024	379,977
Shares redeemed	(200,834)	(314,625)	(2,033,764)	(3,066,874)
Net increase (decrease)	146,639	161,551	$1,485,707	$1,614,150
Class F
Shares sold	11,334	10,853	$114,500	$105,566
Reinvestment of distributions	1,075	3,344	10,899	32,534
Shares redeemed	(6,906)	(49,846)	(69,946)	(487,133)
Net increase (decrease)	5,503	(35,649)	$55,453	$(349,033)
Class L
Reinvestment of distributions	324	659	$3,279	$6,430
Net increase (decrease)	324	659	$3,279	$6,430
Class N
Reinvestment of distributions	306	627	$3,103	$6,114
Net increase (decrease)	306	627	$3,103	$6,114

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 23% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Income Opportunities	.10%
Actual		$1,000.00	$1,028.90	$.51
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class F	.10%
Actual		$1,000.00	$1,028.20	$.51
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class L	.10%
Actual		$1,000.00	$1,027.90	$.51
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class N	.35%
Actual		$1,000.00	$1,026.60	$1.79
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ODF-F-SANN-1017
1.951508.104

Strategic Advisers® Core Income Fund Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2017

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Total Return Fund Institutional Class	19.0	20.0
Fidelity Total Bond Fund	18.1	18.4
U.S. Treasury Obligations	8.5	7.7
Western Asset Core Plus Bond Fund Class I	8.1	7.6
Metropolitan West Total Return Bond Fund Class M	6.4	6.8
Western Asset Core Bond Fund Class I	4.2	3.7
Fannie Mae	4.2	4.5
Prudential Total Return Bond Fund Class A	4.1	3.8
PIMCO Income Fund Institutional Class	3.4	3.3
Doubleline Total Return Bond Fund Class N	2.5	2.9
	78.5

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Corporate Bonds	7.0%
U.S. Government and U.S. Government Agency Obligations	16.6%
Asset-Backed Securities	0.2%
CMOs and Other Mortgage Related Securities	0.5%
Municipal Securities	0.3%
Intermediate Government Funds	0.9%
Intermediate-Term Bond Funds	73.9%
Other Investments	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

As of February 28, 2017
Corporate Bonds	7.4%
U.S. Government and U.S. Government Agency Obligations	15.8%
Asset-Backed Securities	0.3%
CMOs and Other Mortgage Related Securities	0.9%
Municipal Securities	0.4%
Intermediate Government Funds	0.1%
Intermediate-Term Bond Funds	74.5%
Other Investments	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 7.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.1%
Ford Motor Co.:
6.375% 2/1/29	$2,670,000	$3,145,001
6.625% 10/1/28	770,000	930,780
General Motors Co.:
3.5% 10/2/18	3,180,000	3,232,247
6.25% 10/2/43	2,115,000	2,363,692
General Motors Financial Co., Inc.:
3.25% 5/15/18	1,670,000	1,686,650
3.5% 7/10/19	3,787,000	3,879,815
3.7% 5/9/23	11,800,000	12,031,380
3.95% 4/13/24	1,350,000	1,382,262
4.25% 5/15/23	1,875,000	1,954,455
4.375% 9/25/21	7,321,000	7,762,972
		38,369,254
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23	425,000	460,568
6.875% 8/15/18	650,000	681,297
President and Fellows of Harvard College:
3.15% 7/15/46	190,000	186,219
3.3% 7/15/56	190,000	187,148
University of Southern California 3.841% 10/1/47	705,000	750,995
		2,266,227
Hotels, Restaurants & Leisure - 0.0%
Marriott International, Inc. 3.125% 6/15/26	1,090,000	1,088,611
McDonald's Corp.:
1.875% 5/29/19	1,400,000	1,404,027
2.625% 1/15/22	680,000	690,362
2.75% 12/9/20	1,005,000	1,029,435
3.7% 1/30/26	3,139,000	3,304,427
4.7% 12/9/35	1,385,000	1,550,315
		9,067,177
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	19,700,000	20,501,790
Newell Brands, Inc. 4.2% 4/1/26	515,000	549,049
Toll Brothers Finance Corp.:
4.375% 4/15/23	5,000,000	5,200,000
4.875% 3/15/27	4,442,000	4,564,155
5.875% 2/15/22	12,000,000	13,279,440
		44,094,434
Internet & Direct Marketing Retail - 0.0%
Amazon.com, Inc. 2.8% 8/22/24 (a)	1,045,000	1,058,033
Media - 0.4%
21st Century Fox America, Inc.:
4.75% 9/15/44	2,795,000	3,004,220
4.95% 10/15/45	50,000	55,351
5.4% 10/1/43	965,000	1,134,625
6.15% 3/1/37	2,054,000	2,613,696
7.75% 12/1/45	1,484,000	2,256,431
CBS Corp. 4.3% 2/15/21	270,000	288,175
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	11,002,000	11,643,256
4.908% 7/23/25	7,565,000	8,104,394
5.375% 5/1/47 (a)	15,000,000	15,312,472
6.384% 10/23/35	2,535,000	2,900,353
6.484% 10/23/45	720,000	828,077
Comcast Corp.:
3% 2/1/24	820,000	837,353
3.6% 3/1/24	1,095,000	1,156,746
4.6% 8/15/45	2,615,000	2,840,756
5.7% 7/1/19	1,100,000	1,178,754
Discovery Communications LLC 5.625% 8/15/19	138,000	146,823
NBCUniversal, Inc. 5.15% 4/30/20	3,135,000	3,406,657
Scripps Networks Interactive, Inc.:
3.5% 6/15/22	1,105,000	1,124,033
3.95% 6/15/25	710,000	728,479
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	17,113,169
5.5% 9/1/41	2,591,000	2,654,044
5.875% 11/15/40	5,543,000	5,945,720
6.55% 5/1/37	6,351,000	7,341,534
6.75% 7/1/18	1,413,000	1,467,754
7.3% 7/1/38	6,393,000	7,881,089
8.25% 4/1/19	6,565,000	7,171,952
8.75% 2/14/19	1,400,000	1,528,812
Time Warner, Inc.:
3.55% 6/1/24	3,131,000	3,208,630
3.8% 2/15/27	575,000	578,896
4.7% 1/15/21	2,175,000	2,342,472
4.9% 6/15/42	7,000,000	7,136,138
6.2% 3/15/40	2,433,000	2,870,797
Viacom, Inc.:
5.625% 9/15/19	775,000	826,923
5.85% 9/1/43	345,000	355,039
Walt Disney Co.:
1.85% 7/30/26	1,330,000	1,236,441
2.55% 2/15/22	335,000	340,748
2.75% 8/16/21	200,000	205,386
		129,766,195
Specialty Retail - 0.0%
Home Depot, Inc.:
2.625% 6/1/22	260,000	265,497
3.75% 2/15/24	4,151,000	4,448,715
4.875% 2/15/44	525,000	618,988
5.875% 12/16/36	300,000	391,431
Lowe's Companies, Inc. 4.25% 9/15/44	585,000	619,814
		6,344,445

TOTAL CONSUMER DISCRETIONARY		230,965,765

CONSUMER STAPLES - 0.3%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	10,553,000	10,751,512
3.3% 2/1/23	13,075,000	13,563,429
3.65% 2/1/26	12,330,000	12,845,541
4.7% 2/1/36	10,761,000	11,929,795
4.9% 2/1/46	13,451,000	15,326,655
Anheuser-Busch InBev Worldwide, Inc.:
3.75% 1/15/22	1,593,000	1,693,864
5.375% 1/15/20	4,375,000	4,731,346
Constellation Brands, Inc. 4.75% 11/15/24	5,595,000	6,197,166
PepsiCo, Inc.:
2.75% 3/5/22	900,000	930,377
3.1% 7/17/22	260,000	271,199
3.6% 3/1/24	2,352,000	2,515,487
4.5% 1/15/20	1,925,000	2,054,685
		82,811,056
Food & Staples Retailing - 0.0%
CVS Health Corp.:
3.5% 7/20/22	640,000	669,243
3.875% 7/20/25	1,705,000	1,790,823
5.125% 7/20/45	125,000	144,064
5.3% 12/5/43	265,000	310,975
Kroger Co. 2.3% 1/15/19	170,000	170,884
Wal-Mart Stores, Inc.:
5.25% 9/1/35	1,530,000	1,897,361
5.625% 4/1/40	525,000	678,065
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	2,632,000	2,726,406
		8,387,821
Food Products - 0.0%
General Mills, Inc. 5.65% 2/15/19	440,000	463,682
H.J. Heinz Co.:
3% 6/1/26	615,000	592,404
5% 7/15/35	190,000	206,970
5.2% 7/15/45	310,000	336,420
Kraft Foods Group, Inc. 5.375% 2/10/20	1,750,000	1,886,382
The J.M. Smucker Co. 3.5% 3/15/25	310,000	321,577
Tyson Foods, Inc. 3.95% 8/15/24	450,000	479,125
Unilever Capital Corp. 4.25% 2/10/21	375,000	403,677
		4,690,237
Household Products - 0.0%
Procter & Gamble Co. 3.1% 8/15/23	575,000	604,186
Tobacco - 0.1%
Altria Group, Inc.:
2.85% 8/9/22	1,570,000	1,606,960
4% 1/31/24	1,830,000	1,965,853
9.25% 8/6/19	449,000	511,715
Bat Capital Corp. 3.222% 8/15/24 (a)	3,195,000	3,226,840
Philip Morris International, Inc. 3.875% 8/21/42	2,075,000	2,069,275
Reynolds American, Inc.:
2.3% 6/12/18	2,234,000	2,242,534
4% 6/12/22	1,548,000	1,641,961
5.7% 8/15/35	1,287,000	1,507,014
6.15% 9/15/43	1,299,000	1,610,957
7.25% 6/15/37	2,443,000	3,357,245
		19,740,354

TOTAL CONSUMER STAPLES		116,233,654

ENERGY - 1.1%
Energy Equipment & Services - 0.0%
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,212,000	1,311,817
Halliburton Co.:
4.75% 8/1/43	570,000	596,187
6.7% 9/15/38	170,000	219,053
		2,127,057
Oil, Gas & Consumable Fuels - 1.1%
Amerada Hess Corp. 7.875% 10/1/29	3,089,000	3,722,810
Anadarko Finance Co. 7.5% 5/1/31	4,758,000	5,977,081
Anadarko Petroleum Corp.:
4.85% 3/15/21	1,762,000	1,872,966
5.55% 3/15/26	4,166,000	4,650,332
6.6% 3/15/46	4,900,000	5,927,786
6.95% 7/1/24	975,000	1,152,137
Apache Corp.:
3.25% 4/15/22	270,000	274,761
6% 1/15/37	415,000	478,162
BP Capital Markets PLC 3.245% 5/6/22	2,960,000	3,080,851
Buckeye Partners LP 2.65% 11/15/18	125,000	125,674
Canadian Natural Resources Ltd. 5.85% 2/1/35	2,743,000	3,061,690
Cenovus Energy, Inc.:
4.25% 4/15/27 (a)	6,718,000	6,484,759
5.25% 6/15/37 (a)	605,000	571,101
Chesapeake Energy Corp.:
6.625% 8/15/20	28,840,000	28,840,000
8% 12/15/22 (a)	5,265,000	5,442,694
Chevron Corp.:
1.961% 3/3/20	650,000	654,383
2.355% 12/5/22	840,000	844,858
2.566% 5/16/23	4,322,000	4,369,822
4.95% 3/3/19	975,000	1,023,244
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	949,000	952,336
3.3% 6/1/20	4,641,000	4,774,094
4.5% 6/1/25	1,418,000	1,522,968
Conoco, Inc. 6.95% 4/15/29	425,000	554,756
ConocoPhillips Co. 2.4% 12/15/22	2,350,000	2,341,752
DCP Midstream LLC:
4.75% 9/30/21 (a)	2,017,000	2,067,425
5.35% 3/15/20 (a)	2,258,000	2,376,545
5.85% 5/21/43 (a)(b)	7,892,000	7,319,830
DCP Midstream Operating LP:
2.5% 12/1/17	1,182,000	1,180,523
2.7% 4/1/19	1,070,000	1,063,313
3.875% 3/15/23	17,626,000	17,163,318
5.6% 4/1/44	3,773,000	3,508,890
Devon Energy Corp.:
5% 6/15/45	1,040,000	1,054,579
5.6% 7/15/41	475,000	506,840
Ecopetrol SA:
4.125% 1/16/25	270,000	270,675
5.875% 5/28/45	400,000	389,240
El Paso Corp. 6.5% 9/15/20	12,030,000	13,410,995
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	1,148,000	1,142,917
3.9% 5/15/24 (b)	1,210,000	1,212,018
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,157,153
Enbridge, Inc.:
4.25% 12/1/26	1,943,000	2,046,433
5.5% 12/1/46	2,242,000	2,571,600
Encana Corp. 6.5% 8/15/34	1,165,000	1,330,598
Enterprise Products Operating LP:
4.85% 3/15/44	2,250,000	2,396,964
6.5% 1/31/19	2,075,000	2,204,195
EOG Resources, Inc.:
3.9% 4/1/35	205,000	203,751
4.1% 2/1/21	285,000	301,541
Exxon Mobil Corp.:
2.397% 3/6/22	1,575,000	1,595,987
4.114% 3/1/46	855,000	915,058
Kinder Morgan Energy Partners LP:
4.15% 3/1/22	885,000	928,282
4.15% 2/1/24	300,000	311,388
Magellan Midstream Partners LP 4.25% 9/15/46	65,000	64,735
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	3,113,424
MPLX LP:
4.5% 7/15/23	1,235,000	1,314,488
5.2% 3/1/47	125,000	128,899
Nakilat, Inc. 6.067% 12/31/33 (a)	666,000	783,416
Noble Energy, Inc.:
4.15% 12/15/21	1,185,000	1,254,833
5.25% 11/15/43	295,000	302,434
6% 3/1/41	360,000	405,108
Occidental Petroleum Corp.:
2.6% 4/15/22	325,000	330,406
2.7% 2/15/23	1,655,000	1,671,756
3.125% 2/15/22	472,000	489,251
4.1% 2/1/21	670,000	713,579
ONEOK Partners LP:
3.375% 10/1/22	1,065,000	1,076,425
6.65% 10/1/36	400,000	482,068
ONEOK, Inc. 4.95% 7/13/47	515,000	515,208
Petro-Canada 6.8% 5/15/38	350,000	467,459
Petrobras Global Finance BV:
5.625% 5/20/43	8,280,000	7,261,560
7.25% 3/17/44	34,097,000	35,119,910
Petroleos Mexicanos:
4.25% 1/15/25	1,040,000	1,042,600
4.625% 9/21/23	7,965,000	8,291,565
4.875% 1/18/24	2,616,000	2,724,564
5.375% 3/13/22 (a)	2,525,000	2,709,325
6.375% 2/4/21	2,660,000	2,935,310
6.375% 1/23/45	11,698,000	12,060,638
6.5% 3/13/27 (a)	1,440,000	1,612,800
6.5% 3/13/27 (a)	5,780,000	6,473,600
6.5% 6/2/41	49,530,000	52,328,445
6.75% 9/21/47 (a)	6,150,000	6,611,865
Phillips 66 Co.:
4.3% 4/1/22	1,979,000	2,128,293
4.875% 11/15/44	305,000	331,695
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,550,000	10,671,816
Schlumberger Investment SA 3.65% 12/1/23	210,000	224,403
Shell International Finance BV:
2.125% 5/11/20	850,000	858,962
3.25% 5/11/25	1,465,000	1,519,138
4.3% 9/22/19	425,000	446,927
Southwestern Energy Co. 5.8% 1/23/20 (b)	3,298,000	3,396,940
Spectra Energy Partners LP:
2.95% 9/25/18	585,000	590,924
4.75% 3/15/24	6,000,000	6,570,937
Sunoco Logistics Partner Operations LP 5.35% 5/15/45	850,000	841,487
The Williams Companies, Inc.:
3.7% 1/15/23	2,512,000	2,493,160
4.55% 6/24/24	12,246,000	12,521,535
Total Capital International SA 2.7% 1/25/23	1,375,000	1,401,574
Western Gas Partners LP:
4% 7/1/22	270,000	279,511
4.65% 7/1/26	1,249,000	1,298,875
5.375% 6/1/21	4,846,000	5,234,338
Williams Partners LP:
3.6% 3/15/22	660,000	680,508
3.75% 6/15/27	1,385,000	1,385,752
4% 11/15/21	812,000	852,166
4.125% 11/15/20	394,000	413,381
4.3% 3/4/24	2,607,000	2,763,583
4.9% 1/15/45	470,000	477,793
5.25% 3/15/20	150,000	161,467
XTO Energy, Inc. 5.5% 6/15/18	225,000	231,883
		368,393,794

TOTAL ENERGY		370,520,851

FINANCIALS - 2.7%
Banks - 1.6%
Abbey National Treasury Services PLC 2.35% 9/10/19	295,000	297,878
Bank of America Corp.:
3.3% 1/11/23	9,702,000	9,978,765
3.5% 4/19/26	5,358,000	5,456,783
3.875% 8/1/25	11,291,000	11,870,265
3.95% 4/21/25	12,773,000	13,190,389
4% 4/1/24	190,000	201,876
4% 1/22/25	43,905,000	45,431,636
4.1% 7/24/23	16,299,000	17,429,023
4.2% 8/26/24	2,028,000	2,135,770
4.244% 4/24/38 (b)	1,890,000	1,990,948
4.25% 10/22/26	3,838,000	4,026,035
5.49% 3/15/19	800,000	838,700
5.65% 5/1/18	1,325,000	1,358,256
5.875% 1/5/21	1,630,000	1,818,720
Barclays PLC:
2.75% 11/8/19	3,769,000	3,814,390
4.337% 1/10/28	3,205,000	3,341,049
4.375% 1/12/26	1,015,000	1,067,216
BNP Paribas SA 2.375% 5/21/20	495,000	501,126
CIT Group, Inc. 5% 8/1/23	7,000,000	7,603,750
Citigroup, Inc.:
1.85% 11/24/17	7,690,000	7,694,773
2.05% 12/7/18	50,590,000	50,753,250
2.9% 12/8/21	2,470,000	2,514,124
3.2% 10/21/26	2,150,000	2,128,510
3.4% 5/1/26	1,045,000	1,054,357
3.7% 1/12/26	3,440,000	3,545,950
4.05% 7/30/22	1,159,000	1,221,206
4.4% 6/10/25	5,137,000	5,432,329
4.45% 9/29/27	2,430,000	2,569,231
4.5% 1/14/22	2,773,000	2,995,974
4.6% 3/9/26	1,810,000	1,931,697
4.75% 5/18/46	10,000,000	10,748,355
5.5% 9/13/25	7,460,000	8,438,063
Citizens Bank NA 2.55% 5/13/21	1,705,000	1,719,837
Citizens Financial Group, Inc.:
4.15% 9/28/22 (a)	3,115,000	3,281,133
4.3% 12/3/25	9,918,000	10,503,731
Commonwealth Bank of Australia 2.3% 3/12/20	600,000	605,395
Corporacion Andina de Fomento 2% 5/10/19	975,000	977,127
Credit Suisse Group Funding Guernsey Ltd.:
3.75% 3/26/25	16,272,000	16,678,278
3.8% 9/15/22	10,230,000	10,694,417
3.8% 6/9/23	9,457,000	9,860,775
4.55% 4/17/26	2,315,000	2,488,522
Credit Suisse New York Branch 4.375% 8/5/20	650,000	692,749
Discover Bank:
2% 2/21/18	4,000,000	4,006,204
3.45% 7/27/26	435,000	429,899
7% 4/15/20	3,143,000	3,482,446
Export-Import Bank of Korea 5.125% 6/29/20	800,000	859,272
Fifth Third Bancorp:
4.5% 6/1/18	520,000	530,686
8.25% 3/1/38	603,000	925,762
HBOS PLC 6.75% 5/21/18 (a)	773,000	798,688
HSBC Holdings PLC:
4% 3/30/22	5,325,000	5,665,526
4.041% 3/13/28 (b)	855,000	899,717
4.25% 3/14/24	1,872,000	1,970,705
Huntington Bancshares, Inc. 7% 12/15/20	404,000	463,408
Intesa Sanpaolo SpA 5.017% 6/26/24 (a)	25,900,000	26,508,471
Japan Bank International Cooperation 2.25% 2/24/20	1,600,000	1,613,555
JPMorgan Chase & Co.:
2.2% 10/22/19	1,621,000	1,636,393
2.35% 1/28/19	1,528,000	1,542,871
2.95% 10/1/26	4,205,000	4,140,555
3.2% 1/25/23	4,600,000	4,732,983
3.2% 6/15/26	390,000	389,994
3.25% 9/23/22	460,000	476,279
3.3% 4/1/26	735,000	741,438
3.54% 5/1/28 (b)	800,000	815,027
3.625% 5/13/24	2,830,000	2,969,150
3.875% 2/1/24	130,000	138,543
3.875% 9/10/24	11,110,000	11,631,575
4.125% 12/15/26	7,374,000	7,767,905
4.25% 10/15/20	1,747,000	1,860,892
4.26% 2/22/48 (b)	930,000	984,568
4.35% 8/15/21	4,947,000	5,331,159
4.625% 5/10/21	1,718,000	1,862,982
4.95% 3/25/20	4,618,000	4,958,418
6.3% 4/23/19	900,000	965,073
Peoples United Bank 4% 7/15/24	300,000	308,588
PNC Bank NA 3.25% 6/1/25	2,010,000	2,073,297
PNC Financial Services Group, Inc.:
2.854% 11/9/22	275,000	280,417
3.9% 4/29/24	375,000	398,739
Rabobank Nederland 4.375% 8/4/25	7,713,000	8,188,188
Regions Bank 6.45% 6/26/37	2,533,000	3,177,713
Regions Financial Corp. 3.2% 2/8/21	3,096,000	3,178,671
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	21,274,000	22,440,367
6% 12/19/23	24,750,000	27,426,649
6.1% 6/10/23	26,988,000	29,824,123
6.125% 12/15/22	5,889,000	6,485,281
Santander UK Group Holdings PLC 2.875% 10/16/20	550,000	558,863
Societe Generale 4.25% 4/14/25 (a)	21,901,000	22,491,874
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	267,646
SunTrust Banks, Inc.:
2.7% 1/27/22	540,000	546,448
3.3% 5/15/26	1,240,000	1,240,818
Synchrony Bank 3% 6/15/22	5,477,000	5,485,585
U.S. Bancorp 2.625% 1/24/22	3,020,000	3,078,470
Wells Fargo & Co.:
2.1% 7/26/21	1,530,000	1,523,527
3% 2/19/25	3,725,000	3,733,225
4.125% 8/15/23	280,000	298,631
4.65% 11/4/44	1,760,000	1,872,900
		536,862,522
Capital Markets - 0.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,847,000	1,962,078
Credit Suisse AG 6% 2/15/18	2,345,000	2,388,194
Deutsche Bank AG 4.5% 4/1/25	9,996,000	10,093,194
Deutsche Bank AG London Branch 2.85% 5/10/19	10,180,000	10,294,477
Goldman Sachs Group, Inc.:
2.625% 1/31/19	8,273,000	8,358,450
2.9% 7/19/18	4,471,000	4,515,090
3.625% 1/22/23	5,200,000	5,406,460
3.75% 2/25/26	650,000	670,803
3.85% 7/8/24	1,900,000	1,990,360
4% 3/3/24	3,845,000	4,077,337
5.25% 7/27/21	2,497,000	2,750,731
5.75% 1/24/22	3,211,000	3,626,964
5.95% 1/18/18	1,219,000	1,238,056
6.15% 4/1/18	165,000	169,138
6.75% 10/1/37	38,243,000	50,350,448
IntercontinentalExchange, Inc.:
2.75% 12/1/20	1,768,000	1,807,601
3.75% 12/1/25	3,162,000	3,376,357
Lazard Group LLC 4.25% 11/14/20	2,944,000	3,126,523
Moody's Corp.:
3.25% 1/15/28 (a)	2,897,000	2,920,446
4.875% 2/15/24	2,720,000	3,033,643
Morgan Stanley:
2.375% 7/23/19	7,611,000	7,669,704
3.125% 7/27/26	38,526,000	38,025,367
3.7% 10/23/24	21,259,000	22,145,334
3.75% 2/25/23	9,155,000	9,602,574
3.875% 4/29/24	4,975,000	5,236,049
3.875% 1/27/26	165,000	172,480
4.1% 5/22/23	2,000,000	2,101,100
5% 11/24/25	30,109,000	33,140,078
5.625% 9/23/19	500,000	535,890
5.75% 1/25/21	4,996,000	5,550,607
Nomura Holdings, Inc. 2.75% 3/19/19	840,000	850,375
The Bank of New York Mellon Corp. 3.4% 5/15/24	750,000	782,372
UBS AG Stamford Branch 2.375% 8/14/19	495,000	500,044
		248,468,324
Consumer Finance - 0.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	1,949,000	2,002,924
4.5% 5/15/21	1,455,000	1,546,431
5% 10/1/21	2,185,000	2,364,104
American Express Credit Corp. 2.2% 3/3/20	2,390,000	2,409,389
Capital One Bank U.S.A. NA 3.375% 2/15/23	1,035,000	1,054,555
Discover Financial Services:
3.85% 11/21/22	2,293,000	2,384,471
3.95% 11/6/24	2,567,000	2,652,881
4.1% 2/9/27	645,000	660,724
5.2% 4/27/22	1,093,000	1,196,971
Ford Motor Credit Co. LLC:
2.551% 10/5/18	200,000	201,394
2.943% 1/8/19	12,780,000	12,946,523
3.81% 1/9/24	3,125,000	3,191,283
HSBC Finance Corp. 6.676% 1/15/21	1,050,000	1,196,047
Hyundai Capital America 2.125% 10/2/17 (a)	881,000	881,240
Synchrony Financial:
3% 8/15/19	1,335,000	1,354,348
3.75% 8/15/21	2,016,000	2,083,753
4.25% 8/15/24	2,029,000	2,124,484
		40,251,522
Diversified Financial Services - 0.1%
Arch Capital Finance LLC 4.011% 12/15/26	185,000	194,768
Berkshire Hathaway Finance Corp. 3% 5/15/22	845,000	880,255
Berkshire Hathaway, Inc.:
2.75% 3/15/23	2,640,000	2,700,486
3.125% 3/15/26	1,015,000	1,039,099
4.5% 2/11/43	500,000	558,092
Brixmor Operating Partnership LP 4.125% 6/15/26	2,238,000	2,270,727
GE Capital International Funding Co.:
2.342% 11/15/20	3,179,000	3,217,930
3.373% 11/15/25	1,880,000	1,958,105
4.418% 11/15/35	1,827,000	1,998,152
General Electric Capital Corp.:
3.1% 1/9/23	1,792,000	1,874,243
3.45% 5/15/24	920,000	973,885
5.55% 5/4/20	1,096,000	1,200,375
5.875% 1/14/38	408,000	532,245
National Rural Utilities Cooperative Finance Corp. 2.3% 11/15/19	820,000	829,764
Private Export Funding Corp. 2.8% 5/15/22	3,300,000	3,439,950
Voya Financial, Inc. 3.125% 7/15/24	3,436,000	3,427,296
		27,095,372
Insurance - 0.2%
ACE INA Holdings, Inc.:
2.7% 3/13/23	1,105,000	1,123,913
3.15% 3/15/25	1,615,000	1,654,583
4.35% 11/3/45	240,000	265,365
AIA Group Ltd. 2.25% 3/11/19 (a)	776,000	776,848
American International Group, Inc.:
4.125% 2/15/24	2,820,000	3,013,920
4.5% 7/16/44	1,730,000	1,802,519
4.875% 6/1/22	3,898,000	4,308,966
Aon Corp. 5% 9/30/20	540,000	584,869
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.8522% 5/16/46 (a)(b)(c)	2,630,000	2,590,550
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	4,954,000	5,533,717
5.5% 3/30/20	990,000	1,073,645
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	1,847,000	2,017,121
Lincoln National Corp. 6.3% 10/9/37	185,000	233,141
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	1,140,000	1,189,636
4.8% 7/15/21	1,026,000	1,120,987
MetLife, Inc.:
4.368% 9/15/23 (b)	910,000	998,817
7.717% 2/15/19	650,000	705,490
Pacific Life Insurance Co. 9.25% 6/15/39 (a)	1,338,000	2,207,647
Pacific LifeCorp 6% 2/10/20 (a)	885,000	960,919
Pricoa Global Funding I 5.375% 5/15/45 (b)	5,278,000	5,660,655
Prudential Financial, Inc.:
4.5% 11/16/21	1,118,000	1,219,715
7.375% 6/15/19	438,000	480,255
The Chubb Corp. 6% 5/11/37	300,000	394,902
The Travelers Companies, Inc.:
4.6% 8/1/43	680,000	781,966
5.8% 5/15/18	1,025,000	1,054,933
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	1,102,000	1,120,610
Unum Group:
5.625% 9/15/20	3,216,000	3,526,341
5.75% 8/15/42	2,238,000	2,702,003
Willis Group North America, Inc. 3.6% 5/15/24	150,000	154,432
		49,258,465

TOTAL FINANCIALS		901,936,205

HEALTH CARE - 0.4%
Biotechnology - 0.1%
AbbVie, Inc.:
3.6% 5/14/25	2,330,000	2,408,447
4.7% 5/14/45	1,220,000	1,320,144
Amgen, Inc.:
3.45% 10/1/20	410,000	426,699
3.625% 5/22/24	4,455,000	4,656,896
4.4% 5/1/45	1,535,000	1,601,914
4.5% 3/15/20	1,500,000	1,594,435
Baxalta, Inc. 4% 6/23/25	1,495,000	1,575,163
Celgene Corp.:
3.625% 5/15/24	910,000	950,464
5% 8/15/45	660,000	753,566
Gilead Sciences, Inc.:
3.25% 9/1/22	195,000	203,117
4.4% 12/1/21	1,120,000	1,215,110
4.5% 4/1/21	1,295,000	1,397,015
4.5% 2/1/45	765,000	817,450
4.8% 4/1/44	530,000	589,274
		19,509,694
Health Care Equipment & Supplies - 0.0%
Abbott Laboratories:
2.55% 3/15/22	500,000	499,382
2.9% 11/30/21	1,915,000	1,948,085
Becton, Dickinson & Co.:
3.125% 11/8/21	1,050,000	1,076,653
3.734% 12/15/24	855,000	883,358
4.685% 12/15/44	175,000	183,762
Medtronic, Inc.:
1.375% 4/1/18	350,000	349,740
2.5% 3/15/20	90,000	91,553
3.625% 3/15/24	1,250,000	1,330,463
4.625% 3/15/45	1,364,000	1,550,638
Stryker Corp.:
3.375% 5/15/24	700,000	725,985
3.5% 3/15/26	675,000	701,393
Zimmer Biomet Holdings, Inc. 2.7% 4/1/20	465,000	470,558
		9,811,570
Health Care Providers & Services - 0.1%
Aetna, Inc. 2.75% 11/15/22	1,480,000	1,502,863
Ascension Health:
3.945% 11/15/46	465,000	486,752
4.847% 11/15/53	250,000	292,719
Cardinal Health, Inc.:
3.2% 6/15/22	405,000	416,994
4.625% 12/15/20	200,000	215,164
Childrens Hospital Corp. 4.115% 1/1/47	580,000	630,452
Cigna Corp.:
3.25% 4/15/25	1,080,000	1,101,886
4% 2/15/22	1,910,000	2,038,929
4.375% 12/15/20	305,000	324,852
5.125% 6/15/20	560,000	605,682
Coventry Health Care, Inc. 5.45% 6/15/21	2,329,000	2,571,066
Duke University Health System, Inc. 3.92% 6/1/47	635,000	662,609
Hackensack Meridian Health 4.5% 7/1/57	385,000	431,400
HCA Holdings, Inc.:
3.75% 3/15/19	3,362,000	3,420,835
4.75% 5/1/23	205,000	216,234
5.875% 3/15/22	250,000	276,975
6.5% 2/15/20	3,683,000	4,010,713
Kaiser Foundation Hospitals 4.15% 5/1/47	1,465,000	1,575,121
Laboratory Corp. of America Holdings:
3.25% 9/1/24	395,000	400,097
4.7% 2/1/45	980,000	1,033,580
McKesson Corp.:
4.75% 3/1/21	240,000	258,662
6% 3/1/41	535,000	664,860
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,106,810
Memorial Sloan-Kettring Cancer Center:
4.2% 7/1/55	140,000	151,144
5% 7/1/42	225,000	267,569
New York & Presbyterian Hospital:
4.024% 8/1/45	550,000	578,845
4.063% 8/1/56	540,000	551,874
NYU Hospitals Center:
4.368% 7/1/47	810,000	876,447
5.75% 7/1/43	185,000	236,893
Providence St. Joseph Health Obligated Group 2.746% 10/1/26	780,000	761,836
Quest Diagnostics, Inc.:
4.7% 3/30/45	100,000	106,882
5.75% 1/30/40	68,000	79,645
RWJ Barnabas Health, Inc. 3.949% 7/1/46	265,000	268,209
The Johns Hopkins Health System Corp. 3.837% 5/15/46	400,000	413,890
UnitedHealth Group, Inc.:
2.875% 3/15/23	2,195,000	2,248,266
4.2% 1/15/47	470,000	506,499
4.7% 2/15/21	240,000	260,088
6.875% 2/15/38	700,000	1,009,413
WellPoint, Inc.:
3.125% 5/15/22	2,620,000	2,700,226
3.3% 1/15/23	6,575,000	6,809,327
		42,072,308
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
3% 4/15/23	680,000	694,143
3.15% 1/15/23	365,000	375,413
		1,069,556
Pharmaceuticals - 0.2%
Actavis Funding SCS:
2.45% 6/15/19	295,000	297,758
4.75% 3/15/45	1,060,000	1,158,783
Allergan PLC 6.125% 8/15/19	725,000	782,888
GlaxoSmithKline Capital PLC 2.85% 5/8/22	710,000	728,956
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,425,000	1,463,853
Johnson & Johnson:
2.45% 3/1/26	570,000	563,515
3.625% 3/3/37	1,585,000	1,656,834
Merck & Co., Inc.:
2.4% 9/15/22	3,375,000	3,435,073
3.875% 1/15/21	1,800,000	1,911,868
Mylan N.V.:
2.5% 6/7/19	4,209,000	4,222,713
3.15% 6/15/21	6,494,000	6,586,344
3.95% 6/15/26	2,804,000	2,856,570
Mylan, Inc. 2.55% 3/28/19	150,000	150,712
Novartis Capital Corp.:
2.4% 9/21/22	4,695,000	4,764,851
4.4% 5/6/44	1,225,000	1,374,450
Perrigo Finance PLC 3.5% 12/15/21	400,000	414,638
Pfizer, Inc. 3% 12/15/26	1,695,000	1,726,031
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	3,260,000	3,243,057
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	3,911,000	3,721,955
2.8% 7/21/23	325,000	306,286
3.15% 10/1/26	3,333,000	3,049,923
Wyeth LLC 6.45% 2/1/24	2,485,000	3,040,717
Zoetis, Inc. 3.25% 2/1/23	5,975,000	6,181,454
		53,639,229

TOTAL HEALTH CARE		126,102,357

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.0%
General Dynamics Corp. 2.25% 11/15/22	1,500,000	1,505,882
Lockheed Martin Corp.:
3.8% 3/1/45	735,000	725,648
4.25% 11/15/19	1,400,000	1,468,568
Northrop Grumman Corp. 4.75% 6/1/43	920,000	1,057,066
Rockwell Collins, Inc. 4.35% 4/15/47	595,000	624,214
The Boeing Co. 4.875% 2/15/20	650,000	700,863
		6,082,241
Air Freight & Logistics - 0.0%
FedEx Corp. 3.25% 4/1/26	305,000	310,921
United Parcel Service, Inc.:
3.125% 1/15/21	370,000	384,628
5.125% 4/1/19	635,000	668,258
		1,363,807
Airlines - 0.0%
American Airelines 2014-1 Class A Pass-Through Trust Equipment Trust Certificate 3.7% 10/1/26	283,084	290,869
American Airlines, Inc. equipment trust certificate 3.2% 6/15/28	525,960	533,271
Continental Airlines, Inc.:
4.15% 4/11/24	883,438	929,818
6.545% 2/2/19	130,793	136,352
6.795% 8/2/18	4,002	4,122
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	135,598	156,938
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	68,129	69,491
8.36% 1/20/19	276,066	276,066
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 8/15/25	174,726	186,083
		2,583,010
Building Products - 0.0%
Fortune Brands Home & Security, Inc. 3% 6/15/20	425,000	431,010
Masco Corp. 4.45% 4/1/25	1,610,000	1,735,741
		2,166,751
Commercial Services & Supplies - 0.0%
Cintas Corp. No. 2 3.7% 4/1/27	1,135,000	1,196,556
Republic Services, Inc. 5.5% 9/15/19	325,000	348,120
Waste Management, Inc. 2.9% 9/15/22	375,000	385,539
WMX Technologies, Inc. 4.6% 3/1/21	345,000	372,795
		2,303,010
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	118,623
Fortive Corp. 3.15% 6/15/26	275,000	278,004
General Electric Capital Corp. 3.15% 9/7/22	646,000	676,126
		1,072,753
Industrial Conglomerates - 0.0%
Covidien International Finance SA 3.2% 6/15/22	865,000	900,308
Machinery - 0.0%
Caterpillar, Inc.:
2.6% 6/26/22	675,000	687,534
3.9% 5/27/21	1,730,000	1,843,598
John Deere Capital Corp.:
2.8% 1/27/23	585,000	598,721
2.8% 3/6/23	2,460,000	2,516,370
Xylem, Inc.:
3.25% 11/1/26	225,000	227,840
4.875% 10/1/21	525,000	573,678
		6,447,741
Professional Services - 0.0%
Equifax, Inc. 3.3% 12/15/22	300,000	310,498
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp. 7.95% 8/15/30	1,580,000	2,310,387
Burlington Northern Santa Fe LLC 4.1% 6/1/21	950,000	1,013,792
Canadian National Railway Co. 2.85% 12/15/21	600,000	616,157
CSX Corp.:
3.4% 8/1/24	600,000	620,864
6.15% 5/1/37	1,500,000	1,934,769
Norfolk Southern Corp. 5.9% 6/15/19	2,337,000	2,502,855
Union Pacific Corp.:
4% 2/1/21	943,000	1,004,258
4.3% 6/15/42	325,000	353,415
		10,356,497
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	1,941,000	1,943,702
3.375% 6/1/21	2,750,000	2,836,804
3.75% 2/1/22	4,752,000	4,994,598
3.875% 4/1/21	3,700,000	3,874,410
4.25% 9/15/24	3,212,000	3,405,705
4.75% 3/1/20	3,227,000	3,427,957
		20,483,176
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (b)	755,000	868,250

TOTAL INDUSTRIALS		54,938,042

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
1.85% 9/20/21	725,000	721,553
2.9% 3/4/21	150,000	154,915
3% 6/15/22	310,000	322,631
		1,199,099
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 3.48% 6/1/19 (a)	725,000	740,954
IT Services - 0.0%
Fiserv, Inc. 3.85% 6/1/25	2,120,000	2,226,548
IBM Corp. 3.625% 2/12/24	2,950,000	3,106,014
MasterCard, Inc. 3.375% 4/1/24	1,220,000	1,285,601
Total System Services, Inc. 4.8% 4/1/26	315,000	349,705
		6,967,868
Software - 0.1%
CA Technologies, Inc. 3.6% 8/1/20	555,000	572,770
Microsoft Corp.:
1.85% 2/12/20	550,000	553,079
2.875% 2/6/24	3,890,000	4,000,115
3.7% 8/8/46	1,800,000	1,809,302
4.1% 2/6/37	1,380,000	1,507,310
Oracle Corp.:
1.9% 9/15/21	2,305,000	2,299,291
2.5% 10/15/22	1,855,000	1,879,430
2.65% 7/15/26	2,595,000	2,550,608
2.8% 7/8/21	1,465,000	1,512,484
2.95% 5/15/25	785,000	799,877
4.125% 5/15/45	1,595,000	1,670,649
		19,154,915
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.:
2.4% 5/3/23	2,090,000	2,097,060
2.85% 5/6/21	885,000	913,905
2.85% 5/11/24	4,095,000	4,169,716
3% 6/20/27	475,000	478,098
3.25% 2/23/26	1,165,000	1,204,738
3.35% 2/9/27	1,035,000	1,072,071
Hewlett Packard Enterprise Co.:
2.85% 10/5/18	1,395,000	1,409,634
4.4% 10/15/22 (b)	5,700,000	6,095,318
HP, Inc. 4.3% 6/1/21	500,000	532,525
		17,973,065

TOTAL INFORMATION TECHNOLOGY		46,035,901

MATERIALS - 0.1%
Chemicals - 0.0%
Agrium, Inc.:
4.9% 6/1/43	825,000	910,874
5.25% 1/15/45	330,000	380,912
E.I. du Pont de Nemours & Co. 2.8% 2/15/23	1,195,000	1,214,363
Eastman Chemical Co. 4.65% 10/15/44	485,000	513,842
Ecolab, Inc. 4.35% 12/8/21	300,000	326,396
LYB International Finance II BV 3.5% 3/2/27	480,000	481,363
LyondellBasell Industries NV:
5.75% 4/15/24	700,000	805,671
6% 11/15/21	1,919,000	2,172,256
Monsanto Co. 4.7% 7/15/64	370,000	378,853
Praxair, Inc. 4.5% 8/15/19	220,000	231,679
Sherwin-Williams Co. 4.5% 6/1/47	210,000	220,865
The Dow Chemical Co.:
3% 11/15/22	650,000	667,129
4.125% 11/15/21	1,350,000	1,442,323
4.25% 11/15/20	2,524,000	2,680,057
		12,426,583
Containers & Packaging - 0.0%
International Paper Co.:
3.65% 6/15/24	2,805,000	2,932,149
4.75% 2/15/22	1,920,000	2,103,702
5% 9/15/35	405,000	452,739
5.15% 5/15/46	116,000	129,859
Rock-Tenn Co. 4.9% 3/1/22	185,000	203,188
		5,821,637
Metals & Mining - 0.1%
Anglo American Capital PLC:
3.625% 5/14/20 (a)	5,007,000	5,111,696
4.125% 4/15/21 (a)	6,803,000	7,041,105
4.125% 9/27/22 (a)	1,333,000	1,382,988
Barrick North America Finance LLC 5.75% 5/1/43	330,000	407,317
BHP Billiton Financial (U.S.A.) Ltd.:
5% 9/30/43	520,000	615,971
6.25% 10/19/75 (a)(b)	1,979,000	2,169,578
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (a)	2,033,000	2,058,799
4.5% 8/1/47 (a)	1,715,000	1,760,619
Rio Tinto Finance (U.S.A.) Ltd. 3.75% 6/15/25	1,390,000	1,480,755
Southern Copper Corp. 5.875% 4/23/45	850,000	965,450
		22,994,278

TOTAL MATERIALS		41,242,498

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	801,000	809,945
4.6% 4/1/22	855,000	919,395
American Campus Communities Operating Partnership LP 3.75% 4/15/23	813,000	845,192
Boston Properties, Inc. 3.85% 2/1/23	1,175,000	1,250,866
Camden Property Trust:
2.95% 12/15/22	954,000	961,877
4.25% 1/15/24	2,838,000	3,022,804
Corporate Office Properties LP 5% 7/1/25	2,395,000	2,583,499
DDR Corp.:
3.625% 2/1/25	2,785,000	2,722,116
3.9% 8/15/24	904,000	915,078
4.25% 2/1/26	4,062,000	4,099,388
4.625% 7/15/22	5,099,000	5,397,763
Duke Realty LP:
3.25% 6/30/26	805,000	807,679
3.625% 4/15/23	1,382,000	1,436,884
3.875% 10/15/22	2,108,000	2,228,822
4.375% 6/15/22	1,237,000	1,328,742
Equity One, Inc. 3.75% 11/15/22	3,200,000	3,326,019
Federal Realty Investment Trust 5.9% 4/1/20	351,000	384,155
Government Properties Income Trust 3.75% 8/15/19	4,010,000	4,069,849
Highwoods/Forsyth LP 3.2% 6/15/21	2,263,000	2,300,404
Lexington Corporate Properties Trust 4.4% 6/15/24	1,319,000	1,339,727
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	6,644,000	6,940,379
4.5% 1/15/25	2,793,000	2,871,443
4.5% 4/1/27	1,500,000	1,522,810
4.75% 1/15/28	7,569,000	7,706,069
4.95% 4/1/24	1,152,000	1,222,132
5.25% 1/15/26	5,841,000	6,268,178
Realty Income Corp. 3% 1/15/27	1,015,000	981,510
Retail Opportunity Investments Partnership LP:
4% 12/15/24	877,000	857,844
5% 12/15/23	626,000	656,963
Select Income REIT 2.85% 2/1/18	145,000	145,409
Simon Property Group LP:
3.25% 11/30/26	420,000	425,876
3.375% 10/1/24	3,900,000	4,027,177
Weingarten Realty Investors 3.375% 10/15/22	472,000	484,323
WP Carey, Inc.:
4% 2/1/25	5,544,000	5,667,062
4.6% 4/1/24	7,436,000	7,873,817
		88,401,196
Real Estate Management & Development - 0.2%
Brandywine Operating Partnership LP:
3.95% 2/15/23	3,343,000	3,419,662
4.1% 10/1/24	3,830,000	3,892,456
4.95% 4/15/18	2,322,000	2,360,690
CBRE Group, Inc. 4.875% 3/1/26	12,670,000	13,792,078
Digital Realty Trust LP 3.95% 7/1/22	3,488,000	3,701,127
Essex Portfolio LP 3.875% 5/1/24	2,685,000	2,809,350
Liberty Property LP:
3.25% 10/1/26	2,158,000	2,135,767
3.375% 6/15/23	4,307,000	4,405,006
4.125% 6/15/22	1,061,000	1,123,790
4.75% 10/1/20	2,674,000	2,848,621
Mack-Cali Realty LP:
2.5% 12/15/17	1,744,000	1,745,916
3.15% 5/15/23	3,436,000	3,279,083
4.5% 4/18/22	644,000	662,879
Mid-America Apartments LP 4% 11/15/25	1,296,000	1,362,373
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,852,685
Tanger Properties LP:
3.125% 9/1/26	2,814,000	2,676,178
3.75% 12/1/24	2,653,000	2,698,275
3.875% 12/1/23	1,492,000	1,534,495
3.875% 7/15/27	9,533,000	9,580,226
Ventas Realty LP:
3.125% 6/15/23	1,414,000	1,428,853
3.85% 4/1/27	1,050,000	1,078,555
4.125% 1/15/26	1,628,000	1,713,274
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	970,000	998,103
		71,099,442

TOTAL REAL ESTATE		159,500,638

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.3% 3/11/19	60,000,000	60,385,186
3.6% 2/17/23	10,834,000	11,163,469
3.875% 8/15/21	1,130,000	1,187,538
4.45% 4/1/24	800,000	856,330
4.5% 5/15/35	1,055,000	1,032,775
4.5% 3/9/48	7,000,000	6,479,439
4.55% 3/9/49	611,000	564,171
4.75% 5/15/46	2,340,000	2,241,739
4.8% 6/15/44	515,000	500,288
5.3% 8/14/58	250,000	253,759
5.35% 9/1/40	59,000	62,334
5.875% 10/1/19	1,592,000	1,714,555
6.3% 1/15/38	2,523,000	2,962,089
BellSouth Capital Funding Corp. 7.875% 2/15/30	56,000	74,807
British Telecommunications PLC 9.125% 12/15/30 (b)	575,000	889,694
CenturyLink, Inc. 6.15% 9/15/19	2,129,000	2,246,095
Verizon Communications, Inc.:
3.45% 3/15/21	10,081,000	10,476,832
4.5% 9/15/20	48,080,000	51,575,459
4.5% 8/10/33	460,000	467,885
4.522% 9/15/48	1,186,000	1,115,340
5.012% 4/15/49	2,264,000	2,273,652
5.012% 8/21/54	20,147,000	19,807,985
		178,331,421
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 5% 3/30/20	1,175,000	1,265,429
Rogers Communications, Inc.:
3% 3/15/23	150,000	152,612
6.8% 8/15/18	200,000	209,556
		1,627,597

TOTAL TELECOMMUNICATION SERVICES		179,959,018

UTILITIES - 0.4%
Electric Utilities - 0.3%
Alabama Power Co.:
3.75% 3/1/45	850,000	871,153
3.85% 12/1/42	500,000	514,366
4.1% 1/15/42	225,000	233,290
Appalachian Power Co. 3.3% 6/1/27	605,000	621,254
Arizona Public Service Co. 3.75% 5/15/46	390,000	391,803
Baltimore Gas & Electric Co. 3.35% 7/1/23	470,000	489,843
CenterPoint Energy Houston Electric LLC 2.25% 8/1/22	530,000	530,798
Commonwealth Edison Co.:
3.65% 6/15/46	650,000	651,419
3.7% 3/1/45	315,000	318,004
3.75% 8/15/47	300,000	304,152
4.6% 8/15/43	1,045,000	1,198,146
Connecticut Light & Power Co. 4.15% 6/1/45	345,000	373,836
Duke Energy Carolinas LLC:
2.95% 12/1/26	1,445,000	1,459,666
4.25% 12/15/41	1,250,000	1,365,340
6.1% 6/1/37	775,000	1,021,524
Duke Energy Corp. 2.1% 6/15/18	1,559,000	1,563,293
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (a)	8,875,000	10,054,592
6.4% 9/15/20 (a)	4,858,000	5,444,583
Entergy Corp. 5.125% 9/15/20	545,000	587,953
Entergy Louisiana LLC:
2.4% 10/1/26	870,000	840,833
4.05% 9/1/23	880,000	952,949
Exelon Corp. 3.497% 6/1/22 (b)	835,000	865,590
FirstEnergy Corp.:
4.25% 3/15/23	12,580,000	13,349,239
7.375% 11/15/31	10,940,000	14,764,624
FirstEnergy Solutions Corp. 6.05% 8/15/21	5,244,000	2,399,130
Florida Power & Light Co. 2.75% 6/1/23	1,200,000	1,230,901
Hydro-Quebec 8.05% 7/7/24	1,455,000	1,913,412
IPALCO Enterprises, Inc.:
3.45% 7/15/20	8,163,000	8,244,630
3.7% 9/1/24 (a)	2,644,000	2,666,697
LG&E and KU Energy LLC 3.75% 11/15/20	686,000	717,546
Louisville Gas & Electric Co. 5.125% 11/15/40	245,000	298,414
Mid-American Energy Co. 3.95% 8/1/47	775,000	818,168
Northern States Power Co. 6.25% 6/1/36	370,000	498,827
Pacific Gas & Electric Co.:
3.3% 3/15/27	410,000	422,314
3.4% 8/15/24	250,000	261,810
5.125% 11/15/43	240,000	292,396
6.05% 3/1/34	2,225,000	2,900,860
PacifiCorp 5.75% 4/1/37	900,000	1,152,790
Pennsylvania Electric Co. 6.05% 9/1/17	1,245,000	1,245,000
PPL Capital Funding, Inc. 4.2% 6/15/22	495,000	534,193
PPL Electric Utilities Corp. 6.25% 5/15/39	250,000	343,552
Progress Energy, Inc. 4.875% 12/1/19	450,000	479,485
Public Service Co. of Colorado 2.5% 3/15/23	645,000	650,759
Public Service Electric & Gas Co.:
2.25% 9/15/26	295,000	281,846
3.65% 9/1/42	125,000	126,559
Puget Sound Energy, Inc. 5.764% 7/15/40	285,000	365,529
Southern California Edison Co.:
3.6% 2/1/45	1,735,000	1,737,903
4% 4/1/47	1,040,000	1,116,309
Virginia Electric & Power Co. 6% 5/15/37	1,375,000	1,807,563
Wisconsin Power & Light Co. 4.1% 10/15/44	240,000	252,756
		91,527,599
Gas Utilities - 0.0%
AGL Capital Corp.:
3.5% 9/15/21	1,030,000	1,070,526
4.4% 6/1/43	290,000	304,245
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	557,116
		1,931,887
Independent Power and Renewable Electricity Producers - 0.0%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	12,900,000	14,028,750
Emera U.S. Finance LP:
2.15% 6/15/19	1,324,000	1,325,953
2.7% 6/15/21	1,304,000	1,317,420
3.55% 6/15/26	795,000	810,004
Exelon Generation Co. LLC 2.95% 1/15/20	120,000	122,211
PSEG Power LLC 3% 6/15/21	1,075,000	1,099,095
		18,703,433
Multi-Utilities - 0.1%
Ameren Illinois Co. 4.15% 3/15/46	310,000	339,657
Berkshire Hathaway Energy Co. 4.5% 2/1/45	755,000	833,432
Consolidated Edison Co. of New York, Inc. 4.3% 12/1/56	300,000	326,090
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (b)(c)	6,307,000	5,782,888
3 month U.S. LIBOR + 2.825% 4.1214% 6/30/66 (b)(c)	924,000	895,125
4.45% 3/15/21	1,660,000	1,786,240
NiSource Finance Corp.:
4.8% 2/15/44	230,000	257,339
5.95% 6/15/41	640,000	808,051
NorthWestern Energy Corp. 4.176% 11/15/44	260,000	279,286
Puget Energy, Inc.:
3.65% 5/15/25	624,000	642,017
5.625% 7/15/22	4,555,000	5,127,451
6% 9/1/21	4,353,000	4,915,218
6.5% 12/15/20	1,405,000	1,578,366
San Diego Gas & Electric Co.:
2.5% 5/15/26	260,000	255,115
3.6% 9/1/23	1,025,000	1,089,952
3.75% 6/1/47	460,000	472,742
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 3.4275% 5/15/67 (b)(c)	1,012,000	979,110
		26,368,079
Water Utilities - 0.0%
American Water Capital Corp. 2.95% 9/1/27	1,225,000	1,234,697

TOTAL UTILITIES		139,765,695

TOTAL NONCONVERTIBLE BONDS
(Cost $2,287,313,138)		2,367,200,624

U.S. Government and Government Agency Obligations - 8.6%
U.S. Government Agency Obligations - 0.1%
Fannie Mae:
1.125% 10/19/18	$165,000	$164,686
6.25% 5/15/29	520,000	715,607
Freddie Mac:
1.375% 8/15/19	6,190,000	6,185,487
1.375% 4/20/20	10,865,000	10,840,282
1.5% 1/17/20	7,775,000	7,783,405
Tennessee Valley Authority:
2.875% 2/1/27	1,320,000	1,369,990
5.25% 9/15/39	150,000	200,855
7.125% 5/1/30	460,000	679,723

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		27,940,035

U.S. Treasury Inflation-Protected Obligations - 2.0%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	95,097,827	92,085,637
1% 2/15/46	55,288,159	56,960,781
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	113,424,815	113,671,315
0.125% 4/15/20	162,131,550	162,982,891
0.375% 7/15/25	137,205,420	138,447,014
0.625% 1/15/26	123,152,509	126,056,307

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		690,203,945

U.S. Treasury Obligations - 6.5%
U.S. Treasury Bonds:
2.5% 2/15/46	63,684,000	60,763,491
2.875% 5/15/43	20,725,000	21,417,183
2.875% 8/15/45	2,420,000	2,492,695
3% 11/15/44	1,290,000	1,363,419
3% 5/15/45	35,961,000	37,969,759
3% 2/15/47	142,354,000	150,216,835
3% 5/15/47	410,000	432,854
3.625% 8/15/43	16,150,000	18,990,129
4.25% 11/15/40	22,800,000	29,298,891
4.625% 2/15/40	5,665,000	7,634,030
6% 2/15/26	13,800,000	18,078,539
6.5% 11/15/26	8,040,000	11,030,503
8% 11/15/21	3,260,000	4,103,143
8.125% 8/15/21	405,000	506,313
U.S. Treasury Notes:
0.75% 9/30/18	302,000,000	300,324,842
1% 11/15/19	24,345,000	24,159,560
1.25% 11/30/18	34,035,000	34,024,364
1.25% 12/31/18	30,925,000	30,914,128
1.25% 6/30/19	21,600,000	21,573,000
1.25% 10/31/21	428,880,000	422,346,279
1.375% 4/30/21	13,530,000	13,440,681
1.375% 5/31/21	8,510,000	8,447,837
1.5% 1/31/19	54,075,000	54,227,086
1.5% 10/31/19	17,720,000	17,775,375
1.5% 8/15/20	7,000,000	7,013,398
1.625% 4/30/19	37,015,000	37,211,642
1.625% 6/30/20	42,180,000	42,415,615
1.625% 4/30/23	20,820,000	20,608,547
1.75% 3/31/22	16,485,000	16,533,296
1.75% 6/30/22	275,243,000	275,748,330
1.875% 4/30/22	10,205,000	10,285,922
1.875% 7/31/22	11,910,000	11,998,860
1.875% 8/31/24	142,669,000	141,966,783
2% 11/30/20	29,170,000	29,637,176
2% 11/30/22	11,355,000	11,491,171
2% 2/15/25	23,265,000	23,271,362
2% 11/15/26	41,801,000	41,420,546
2.125% 9/30/21	25,095,000	25,595,920
2.125% 12/31/22	10,440,000	10,625,555
2.125% 7/31/24	108,991,000	110,272,495
2.125% 5/15/25	5,000,000	5,040,430
2.25% 11/15/25	23,760,000	24,124,753
2.25% 8/15/27	1,710,000	1,729,438
2.375% 8/15/24	270,000	277,583
2.375% 5/15/27	6,250,000	6,385,742
2.625% 11/15/20	38,720,000	40,093,350

TOTAL U.S. TREASURY OBLIGATIONS		2,185,278,850

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,884,992,520)		2,903,422,830

U.S. Government Agency - Mortgage Securities - 7.8%
Fannie Mae - 4.2%
12 month U.S. LIBOR + 1.553% 3.338% 6/1/36 (b)(c)	15,687	16,210
12 month U.S. LIBOR + 1.825% 3.504% 2/1/35 (b)(c)	332,634	352,293
12 month U.S. LIBOR + 1.900% 3.606% 7/1/37 (b)(c)	30,025	31,322
2% 8/1/31	1,836,726	1,822,266
2.5% 9/1/27 to 9/1/46	28,937,972	29,077,375
2.5% 9/1/32 (d)	6,500,000	6,590,803
3% 4/1/24 to 4/1/47	375,039,436	382,678,526
3% 9/1/32 (d)	13,000,000	13,422,074
3% 9/1/32 (d)	12,500,000	12,905,840
3% 9/1/32 (d)	8,000,000	8,259,738
3% 9/1/32 (d)	8,000,000	8,259,738
3% 9/1/32 (d)	11,500,000	11,873,373
3% 9/1/32 (d)	15,400,000	15,899,995
3% 9/1/32 (d)	30,800,000	31,799,990
3% 9/1/32 (d)	6,700,000	6,917,530
3% 9/1/32 (d)	6,600,000	6,814,284
3% 9/1/47 (d)(e)	4,500,000	4,551,587
3.5% 9/1/25 to 10/1/56	280,884,949	292,423,564
3.5% 10/1/32 (d)	3,500,000	3,650,761
3.5% 9/1/47 (d)	6,000,000	6,216,441
3.5% 9/1/47 (d)	11,150,000	11,552,220
3.5% 9/1/47 (d)	10,650,000	11,034,183
3.5% 9/1/47 (d)	4,500,000	4,662,331
3.5% 9/1/47 (d)	500,000	518,037
3.5% 9/1/47 (d)	1,500,000	1,554,110
3.5% 9/1/47 (d)	3,500,000	3,626,257
3.5% 9/1/47 (d)(e)	2,900,000	3,004,613
3.5% 10/1/47 (d)	8,500,000	8,792,347
3.5% 10/1/47 (d)	4,500,000	4,654,772
4% 11/1/31 to 7/1/47	201,979,098	214,422,794
4% 9/1/47 (d)	5,000,000	5,282,633
4% 9/1/47 (d)	2,000,000	2,113,053
4% 9/1/47 (d)	3,000,000	3,169,580
4% 9/1/47 (d)(e)	17,200,000	18,172,258
4% 10/1/47 (d)	2,000,000	2,110,163
4% 10/1/47 (d)	3,500,000	3,692,785
4% 10/1/47 (d)	1,500,000	1,582,622
4.5% 6/1/24 to 8/1/56	74,514,136	80,666,215
5% 10/1/21 to 8/1/56	86,971,500	95,646,190
5% 9/1/47 (d)	3,000,000	3,278,652
5.255% 8/1/41	523,744	581,160
5.5% 7/1/28 to 9/1/41	39,350,999	43,714,404
5.5% 9/1/47	2,250,000	2,488,355
6% 3/1/22 to 1/1/42	33,453,442	38,233,684
6.309% 2/1/39	908,629	988,338
6.5% 2/1/36 to 8/1/39	4,876,973	5,665,847

TOTAL FANNIE MAE		1,414,771,313

Freddie Mac - 1.8%
6 month U.S. LIBOR + 2.755% 4.096% 10/1/35 (b)(c)	20,468	21,732
2.5% 3/1/28 to 2/1/43	8,682,618	8,802,897
3% 10/1/28 to 1/1/47	159,996,606	162,792,964
3.5% 8/1/26 to 9/1/46 (f)(g)	200,318,575	209,121,788
3.5% 8/1/47	14,213,277	14,742,100
3.5% 9/1/47 (d)	3,000,000	3,109,041
3.5% 9/1/47 (d)	24,200,000	25,079,595
3.5% 9/1/47 (d)	1,000,000	1,036,347
3.5% 10/1/47	4,000,000	4,138,513
4% 6/1/33 to 6/1/47	117,931,434	125,302,455
4% 9/1/47 (d)	5,500,000	5,812,186
4% 10/1/47 (d)	2,500,000	2,637,899
4% 10/1/47 (d)	4,000,000	4,220,638
4.5% 7/1/25 to 12/1/44	26,210,728	28,355,478
5% 10/1/33 to 7/1/41	11,148,718	12,248,187
5.5% 3/1/34 to 6/1/41	7,687,878	8,554,974
6% 7/1/37 to 9/1/38	350,896	400,152
6.5% 9/1/39	896,024	1,033,702

TOTAL FREDDIE MAC		617,410,648

Ginnie Mae - 1.8%
3% 8/20/42 to 5/20/47	210,760,459	215,519,391
3.5% 9/20/40 to 12/20/46	171,050,807	179,165,806
3.5% 9/1/47 (d)(e)	2,500,000	2,606,863
3.5% 9/1/47 (d)	9,280,000	9,676,675
3.5% 9/1/47 (d)	1,700,000	1,772,667
3.5% 9/1/47 (d)	9,500,000	9,906,078
3.5% 9/1/47 (d)	1,700,000	1,772,667
4% 5/20/40 to 4/20/47 (f)	96,415,968	102,755,624
4% 9/1/47 (d)(e)	2,500,000	2,634,330
4% 10/1/47 (d)	2,500,000	2,631,302
4% 10/1/47 (d)	2,500,000	2,631,302
4.5% 5/15/39 to 11/20/46	48,418,158	52,309,797
4.5% 9/1/47 (d)	1,000,000	1,070,859
5% 6/20/34 to 3/20/42	10,354,962	11,391,929
5.5% 6/15/36 to 3/20/41	335,352	377,447

TOTAL GINNIE MAE		596,222,737

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,618,070,144)		2,628,404,698

Asset-Backed Securities - 0.3%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 1.9394% 4/25/35 (b)(c)	$106,210	$104,661
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.8844% 3/25/34 (b)(c)	24,097	24,050
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (a)	219,595	219,688
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.2844% 12/25/33 (b)(c)	5,496	5,303
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 4/25/34 (b)(c)	14,473	12,862
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.0144% 3/25/34 (b)(c)	7,674	7,244
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.0594% 5/25/34 (b)(c)	159,968	153,494
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.3944% 5/25/36 (b)(c)	174,454	67,726
Avis Budget Rental Car Funding (AESOP) LLC Series 2012-3A Class A, 2.1% 3/20/19 (a)	4,800,000	4,804,860
Bank of America Credit Card Master Trust Series 2017-A1 Class A1, 1.95% 8/15/22	800,000	805,196
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	10,534,401	10,915,072
Class AA, 2.487% 12/16/41 (a)	2,561,531	2,576,967
CAM Mortgage Trust Series 2017-1 Class A1, 3.22% 8/1/57 (a)	4,255,842	4,259,885
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3744% 12/25/36 (b)(c)	289,000	240,644
Chase Issuance Trust:
Series 2012-A4 Class A4, 1.58% 8/16/21	1,200,000	1,199,745
Series 2012-A7 Class A7, 2.16% 9/16/24	800,000	803,396
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 2.5844% 10/25/37 (a)(b)(c)	4,412,539	4,383,024
Citibank Credit Card Issuance Trust:
Series 2014-A1 Class A1, 2.88% 1/23/23	1,300,000	1,344,556
Series 2014-A6 Class A6, 2.15% 7/15/21	400,000	403,813
CLUB Credit Trust Series 2017-NP1 Class A, 2.39% 4/17/23 (a)	1,550,142	1,550,929
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.4844% 3/25/32 (b)(c)	4,144	4,141
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.6894% 4/25/34 (b)(c)	8,333	7,855
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.0294% 6/25/34 (b)(c)	12,594	12,510
Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.620% 1.8544% 8/25/35 (b)(c)	749,393	750,125
CPS Auto Trust Series 2015-C Class A, 1.77% 6/17/19 (a)	678,248	678,402
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5544% 8/25/33 (b)(c)	24,333	23,974
Series 2003-3 Class M1, 1 month U.S. LIBOR + 1.290% 2.5244% 8/25/33 (b)(c)	54,839	53,352
Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9322% 12/25/33 (b)(c)	5,278	5,113
Exeter Automobile Receivables Trust:
Series 2016-1A Class A, 2.8% 7/15/20 (a)	953,182	954,118
Series 2017-2A Class A, 2.22% 6/15/21 (a)	4,144,820	4,153,436
Fannie Mae:
Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 1.9452% 5/28/35 (b)(c)	6,234	6,004
Series 2017-T1 Class A, 2.898% 6/25/27	11,398,856	11,541,963
First Franklin Mortgage Loan Trust:
Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.0594% 3/25/34 (b)(c)	371	324
Series 2005-FF12, Class A1, 1 month U.S. LIBOR + 0.240% 1.4744% 11/25/36 (b)(c)	3,392,718	3,393,936
Flagship Credit Auto Trust Series 2015-3 Class A, 2.38% 10/15/20 (a)	1,793,795	1,795,719
Fremont Home Loan Trust Series 2005-A Class M4, 1 month U.S. LIBOR + 1.020% 2.2544% 1/25/35 (b)(c)	55,381	32,368
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4089% 11/15/34 (a)(b)(c)	58,109	56,241
Class B, 1 month U.S. LIBOR + 0.280% 1.5067% 11/15/34 (a)(b)(c)	21,018	19,662
Class C, 1 month U.S. LIBOR + 0.380% 1.6067% 11/15/34 (a)(b)(c)	34,927	32,381
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (a)	3,145,710	3,131,743
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	22,899	1,921
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.4244% 1/25/37 (b)(c)	222,473	158,367
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (b)(c)	406,000	280,341
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5344% 5/25/37 (b)(c)	44,273	13,243
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 1.9844% 7/25/34 (b)(c)	10,268	9,667
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.2094% 7/25/34 (b)(c)	16,147	15,613
Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 1.5244% 8/25/36 (b)(c)	2,200,000	2,187,315
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3444% 4/25/37 (b)(c)	411	252
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.7544% 6/25/35 (b)(c)	159,055	154,232
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 1.9144% 8/25/34 (b)(c)	9,173	8,160
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.1094% 9/25/34 (b)(c)	12,206	12,033
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.8944% 1/25/35 (b)(c)	19,585	18,880
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 2.9894% 3/25/35 (b)(c)	20,056	655
Nationstar HECM Loan Trust Series 2017-1A Class A, 1.9679% 5/25/27 (a)(h)	4,958,870	4,958,325
Navient Student Loan Trust Series 2015-2 Class A2, 1 month U.S. LIBOR + 0.420% 1.6522% 8/27/29 (b)(c)	7,869,000	7,891,685
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.7444% 9/25/35 (b)(c)	229,000	224,453
OneMain Financial Issuance Trust:
Series 2014-1A Class A, 2.43% 6/18/24 (a)	38,203	38,206
Series 2014-2A Class A, 2.47% 9/18/24 (a)	1,143,799	1,145,365
Series 2016-2A Class A, 4.1% 3/20/28 (a)	11,570,000	11,803,247
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.1072% 9/25/34 (b)(c)	76,507	75,748
Class M4, 1 month U.S. LIBOR + 2.175% 3.4072% 9/25/34 (b)(c)	109,000	87,937
Prosper Marketplace Issuance Trust:
Series 2017-1A Class A, 2.56% 6/15/23 (a)	2,861,358	2,870,153
Series 2017-2A Class A, 2.42% 9/15/23 (a)	4,000,000	4,007,016
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.0344% 4/25/33 (b)(c)	815	742
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.1956% 6/15/33 (b)(c)	29,114	29,086
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.0944% 9/25/34 (b)(c)	4,618	4,382
Towd Point Mortgage Trust Series 2017-1 Class A1, 2.75% 10/25/56 (a)(b)	16,636,030	16,836,170
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (a)	120,927	120,958
TOTAL ASSET-BACKED SECURITIES
(Cost $112,110,440)		113,490,634

Collateralized Mortgage Obligations - 0.3%
Private Sponsor - 0.1%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.3561% 6/27/36 (a)(b)(c)	2,151,218	2,096,147
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.3685% 12/26/35 (a)(b)	355,264	356,223
BCAP LLC Trust sequential payer:
Series 2010-RR2 Class 5A2, 5% 12/26/36 (a)	1,503,327	1,539,708
Series 2012-RR5 Class 8A5, 1.4122% 7/26/36 (a)(b)	353,746	341,471
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 3.4927% 1/25/37 (a)(b)	643,425	656,423
Credit Suisse Mortgage Trust Series 2010-9R Class 2A5, 4% 2/27/38 (a)	1,857,133	1,906,532
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 1.4945% 5/27/37 (a)(b)(c)	1,059,122	1,014,745
Series 2011-2R Class 2A1, 3.3199% 7/27/36 (a)(b)	199,366	199,067
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (a)	182,441	182,407
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.1125% 10/25/34 (b)	38,130	38,328
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2017-1 Class MA, 3% 1/25/56	4,102,337	4,173,797
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 1.4182% 6/21/36 (a)(b)(c)	1,247,141	1,233,297
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 3.4234% 8/25/36 (b)	100,496	96,482
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.3861% 2/25/37 (b)(c)	58,253	56,707
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1 month U.S. LIBOR + 1.170% 2.4006% 6/10/19 (a)(b)(c)	12,014,000	11,994,910
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.2922% 3/26/37 (a)(b)	469,111	469,674
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 1.5244% 7/25/35 (b)(c)	74,676	73,727
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.5744% 6/10/35 (a)(b)(c)	29,699	21,105
Class B6, 1 month U.S. LIBOR + 2.850% 4.0744% 6/10/35 (a)(b)(c)	39,393	21,772
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (b)(c)	3,103	3,063
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.368% 4/25/33 (b)	7,017	6,968
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 1.8744% 9/25/43 (b)(c)	4,745,099	4,582,859
Towd Point Mortgage Trust:
Series 2015-5 Class A1B, 2.75% 5/25/55 (a)	1,044,812	1,055,823
Series 2017-2 Class A1, 2.75% 4/25/57 (a)(b)	6,944,648	7,018,121
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 3A1, 3.1468% 3/25/35 (b)	2,956,373	3,000,314
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4:
Class 1A1, 3.5051% 6/27/36 (a)(b)	294,382	294,558
Class 2A1, 3.3412% 6/27/36 (a)(b)	380,196	379,094

TOTAL PRIVATE SPONSOR		42,813,322

U.S. Government Agency - 0.2%
Fannie Mae:
Series 2005-79 Class ZC, 5.9% 9/25/35	364,581	419,500
Series 2007-75 Class JI, 1 month U.S. LIBOR + 6.545% 5.3106% 8/25/37 (b)(c)(i)	1,737,825	317,378
Series 2010-150 Class ZC, 4.75% 1/25/41	1,216,244	1,358,889
Series 2010-95 Class ZC, 5% 9/25/40	2,575,257	2,898,854
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 5.3756% 4/25/41 (b)(i)(j)	777,812	111,537
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 5.3156% 11/25/41 (b)(i)(j)	747,554	131,014
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 5.3656% 8/25/39 (b)(i)(j)	660,545	85,982
Series 2011-4 Class PZ, 5% 2/25/41	536,085	612,000
Series 2012-100 Class WI, 3% 9/25/27 (i)	1,186,574	109,021
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.4156% 12/25/30 (b)(i)(j)	439,368	56,456
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 5.2156% 5/25/42 (b)(i)(j)	1,534,239	292,512
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 5.3156% 6/25/41 (b)(i)(j)	592,238	85,447
Series 2013-133 Class IB, 3% 4/25/32 (i)	816,463	75,392
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.8156% 1/25/44 (b)(i)(j)	424,666	70,743
Series 2013-51 Class GI, 3% 10/25/32 (i)	1,425,203	153,582
Series 2015-42:
Class IL, 6% 6/25/45 (i)	1,877,670	436,949
Class LS, 6.200% - 1 month U.S. LIBOR 4.9656% 6/25/45 (b)(i)(j)	1,584,188	262,178
Series 2015-70 Class JC, 3% 10/25/45	1,545,389	1,586,984
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.8656% 5/25/39 (b)(i)(j)	3,829,446	671,069
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	965,067	216,165
Freddie Mac:
sequential payer Series 3871 Class KB, 5.5% 6/15/41	903,000	1,050,714
Series 2017-4683 Class LM, 3% 5/15/47	1,935,441	1,987,949
Series 2933 Class ZM, 5.75% 2/15/35	693,524	807,186
Series 2996 Class ZD, 5.5% 6/15/35	523,442	600,877
Series 3237 Class C, 5.5% 11/15/36	758,892	863,181
Series 3955:
Class GS, 5.950% - 1 month U.S. LIBOR 4.7233% 9/15/41 (b)(i)(j)	795,815	124,353
Class YI, 3% 11/15/21 (i)	373,209	16,309
Series 3980 Class EP, 5% 1/15/42	5,158,039	5,701,429
Series 4055 Class BI, 3.5% 5/15/31 (i)	749,152	73,173
Series 4149 Class IO, 3% 1/15/33 (i)	607,398	76,428
Series 4314 Class AI, 5% 3/15/34 (i)	299,490	32,754
Series 4427 Class LI, 3.5% 2/15/34 (i)	1,281,871	149,651
Series 4471 Class PA 4% 12/15/40	1,812,254	1,898,690
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	1,342,457	1,438,103
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.6039% 12/20/60 (b)(c)(k)	1,351,566	1,344,309
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 1.7739% 9/20/61 (b)(c)(k)	6,865,978	6,879,517
Series 2012-H18 Class NA, 1 month U.S. LIBOR + 0.520% 1.7439% 8/20/62 (b)(c)(k)	1,451,356	1,450,810
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8739% 5/20/61 (b)(c)(k)	804,076	805,854
Series 2013-H19 Class FC, 1 month U.S. LIBOR + 0.600% 1.8239% 8/20/63 (b)(c)(k)	3,753,998	3,766,496
sequential payer:
Series 2010-160 Class DY, 4% 12/20/40	3,946,812	4,228,991
Series 2010-170 Class B, 4% 12/20/40	893,415	957,307
Series 2010-116 Class QB, 4% 9/16/40	6,282,130	6,721,063
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.7222% 2/16/40 (b)(i)(j)	910,178	145,113
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.8694% 7/20/41 (b)(i)(j)	297,217	49,099
Series 2013-149 Class MA, 2.5% 5/20/40	4,738,088	4,776,267
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	5,280,850	5,321,584
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)	3,995,206	4,026,579
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.57% 8/20/66 (b)(c)(k)	5,314,544	5,326,863

TOTAL U.S. GOVERNMENT AGENCY		70,572,301

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $113,190,591)		113,385,623

Commercial Mortgage Securities - 0.4%
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (a)	6,253,642	6,450,161
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.400% 1.6344% 11/25/35 (a)(b)(c)	36,367	33,619
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.6244% 1/25/36 (a)(b)(c)	92,414	85,613
Class M1, 1 month U.S. LIBOR + 0.450% 1.6844% 1/25/36 (a)(b)(c)	29,829	27,675
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 12/25/36 (a)(b)(c)	268,151	247,006
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5044% 3/25/37 (a)(b)(c)	56,710	50,225
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.4861% 7/25/37 (a)(b)(c)	162,280	153,019
Class A2, 1 month U.S. LIBOR + 0.320% 1.5361% 7/25/37 (a)(b)(c)	151,937	139,770
Class M1, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (a)(b)(c)	51,716	41,265
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5061% 7/25/37 (a)(b)(c)	55,907	52,105
Class M1, 1 month U.S. LIBOR + 0.310% 1.5261% 7/25/37 (a)(b)(c)	29,628	26,572
Class M2, 1 month U.S. LIBOR + 0.340% 1.5561% 7/25/37 (a)(b)(c)	31,689	28,241
Class M3, 1 month U.S. LIBOR + 0.370% 1.5861% 7/25/37 (a)(b)(c)	50,754	38,764
Class M4, 1 month U.S. LIBOR + 0.500% 1.7161% 7/25/37 (a)(b)(c)	80,125	54,893
Class M5, 1 month U.S. LIBOR + 0.600% 1.8161% 7/25/37 (a)(b)(c)	29,516	16,015
Citigroup Commercial Mortgage Trust:
sequential payer Series 2016-GC37 Class A3, 3.05% 4/10/49	4,000,000	4,047,170
Series 2015-GC27 Class A5, 3.137% 2/10/48	1,000,000	1,020,796
Series 2015-GC33 Class XA, 0.968% 9/10/58 (b)(i)	19,768,537	1,169,331
Series 2016-C2 Class A3, 2.575% 8/10/49	2,800,000	2,734,262
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,584,379
Series 2016-P6 Class XA, 0.8365% 12/10/49 (b)(i)	17,819,749	881,846
COMM Mortgage Trust:
sequential payer Series 2015-DC1 Class A5, 3.35% 2/10/48	3,800,000	3,934,469
Series 2014-CR19 Class XA, 1.2398% 8/10/47 (b)(i)	24,975,470	1,354,085
Series 2014-CR20 Class XA, 1.1713% 11/10/47 (b)(i)	21,315,528	1,240,719
Series 2014-CR21 Class A2, 3.095% 12/10/47	520,000	532,796
Series 2014-LC17 Class XA, 1.143% 10/10/47 (b)(i)	57,897,447	2,256,698
Series 2014-UBS4 Class XA, 1.2342% 8/10/47 (b)(i)	24,996,621	1,414,431
Series 2014-UBS6:
Class A5, 3.644% 12/10/47	3,900,000	4,119,635
Class XA, 1.0295% 12/10/47 (b)(i)	12,606,158	625,636
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,500,000	2,578,489
Series 2015-CR24 Class A4, 3.432% 8/10/48	1,500,000	1,567,594
Series 2015-DC1 Class XA, 1.1664% 2/10/48 (b)(i)	32,232,289	1,845,876
Series 2015-PC1 Class A4, 3.62% 7/10/50	1,900,000	2,001,134
CSAIL Commercial Mortgage Trust Series 2016-C7 Class A4, 3.21% 11/15/49	2,800,000	2,859,852
CSMC Series 2015-TOWN:
Class A, 1 month U.S. LIBOR + 1.250% 2.4756% 3/15/28 (a)(b)(c)	6,254,000	6,249,195
Class B, 1 month U.S. LIBOR + 1.900% 3.1256% 3/15/28 (a)(b)(c)	404,000	403,965
Class C, 1 month U.S. LIBOR + 2.250% 3.4756% 3/15/28 (a)(b)(c)	404,000	404,101
Class D, 1 month U.S. LIBOR + 3.200% 4.4256% 3/15/28 (a)(b)(c)	404,000	404,000
Fannie Mae Series 2017-M1 Class A2, 2.4973% 10/25/26 (b)	2,300,000	2,263,458
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.459% 12/15/34 (a)(b)(c)	1,347,111	1,349,447
Series 2015-NRF Class AFX, 3.2349% 12/15/34 (a)	2,300,000	2,352,035
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	1,551,684	1,549,982
GS Mortgage Securities Trust:
sequential payer Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,000,000	1,042,795
Series 2013-GC12 Class XA, 1.5475% 6/10/46 (b)(i)	6,432,564	391,867
Series 2014-GC18, 2.924% 1/10/47	722,177	731,855
Series 2014-GC22 Class A3, 3.516% 6/10/47	800,000	829,174
Series 2015-GC30 Class A3, 3.119% 5/10/50	2,000,000	2,047,813
Series 2015-GC34 Class XA, 1.3631% 10/10/48 (b)(i)	6,227,154	513,230
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2014-C21:
Class A3, 3.4353% 8/15/47 (a)	1,900,000	1,969,583
Class A5, 3.7748% 8/15/47	9,000,000	9,610,183
Series 2014-C19 Class XA, 1.1728% 4/15/47 (b)(i)	6,633,540	197,316
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,900,000	2,000,438
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB19:
Class B, 5.7942% 2/12/49 (b)	24,000	3,037
Class C, 5.7942% 2/12/49 (b)	62,000	2,690
Class D, 5.7942% 2/12/49 (b)	28,178	13
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 2.6089% 10/15/33 (a)(b)(c)	3,774,000	3,789,460
Merrill Lynch Mortgage Trust Series 2008-C1 Class A4, 5.69% 2/12/51	98,859	98,884
Morgan Stanley BAML Trust:
sequential payer Series 2014-C16 Class A3, 3.592% 6/15/47	2,600,000	2,698,251
Series 2014-C14 Class A2, 2.916% 2/15/47	1,290,812	1,309,969
Series 2014-C17 Class A2, 3.119% 8/15/47	1,700,000	1,738,825
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	2,915,089
Class XA, 1.14% 10/15/48 (b)(i)	11,171,222	766,465
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,296,599
Series 2016-C32 Class A3, 3.459% 12/15/49	5,100,000	5,336,497
Morgan Stanley Capital I Trust:
Series 2015-UBS8 Class A3, 3.54% 12/15/48	3,000,000	3,153,691
Series 2016-UB12 Class A3, 3.337% 12/15/49	2,000,000	2,071,669
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	6,014,000	6,075,717
Class B, 4.181% 11/15/34 (a)	2,114,000	2,151,412
Class C, 5.205% 11/15/34 (a)	1,483,000	1,530,397
Wachovia Bank Commercial Mortgage Trust Series 2007-C32:
Class D, 5.7132% 6/15/49 (b)(h)	208,000	41,601
Class E, 5.7132% 6/15/49 (b)(h)	328,000	39,368
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.1023% 11/15/48 (b)(i)	7,593,579	507,157
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C11 Class A4, 3.037% 3/15/45	365,000	376,990
Series 2014-C24 Class XA, 0.9591% 11/15/47 (b)(i)	7,427,354	371,566
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $117,415,373)		118,799,925

Municipal Securities - 0.3%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	1,390,000	2,042,994
California Gen. Oblig.:
6.2% 3/1/19	$1,340,000	$1,428,802
7.5% 4/1/34	630,000	928,614
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	19,525,000	20,932,753
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	61,957
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	94,954
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2010 A, 5.522% 10/1/44	150,000	188,741
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	1,052,000	1,064,424
4.95% 6/1/23	7,660,000	7,965,174
5.1% 6/1/33	34,375,000	34,538,281
Series 2010-1, 6.63% 2/1/35	3,845,000	4,243,111
Series 2010-3:
6.725% 4/1/35	2,510,000	2,762,305
7.35% 7/1/35	4,655,000	5,367,122
Series 2010-5, 6.2% 7/1/21	1,916,000	2,030,653
Series 2011:
5.665% 3/1/18	6,560,000	6,668,699
5.877% 3/1/19	11,620,000	12,092,585
Series 2013, 3.6% 12/1/19	2,105,000	2,120,261
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	190,000	249,595
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2009 B, 5.888% 7/1/43	50,000	66,800
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	198,084
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	1,265,000	1,935,640
Series 2010 A, 7.102% 1/1/41	1,675,000	2,486,186
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2010 DD, 5.952% 6/15/42	25,000	34,603
New York City Transitional Fin. Auth. Rev. Series 2010 C2, 5.767% 8/1/36	900,000	1,126,881
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	625,000	766,969
Series 2011 A, 4.8% 6/1/11	608,000	659,498
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62	600,000	692,442
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	765,000	931,915
San Antonio Elec. & Gas Sys. Rev. Series 2010 A, 5.718% 2/1/41	385,000	509,625
Univ. of California Revs. Series 2009 R, 5.77% 5/15/43	60,000	78,293
TOTAL MUNICIPAL SECURITIES
(Cost $111,706,015)		114,267,961

Foreign Government and Government Agency Obligations - 0.0%
Chilean Republic 3.875% 8/5/20	$800,000	$843,960
Colombian Republic 5% 6/15/45	965,000	998,775
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	315,000	376,806
5.5% 12/4/23	180,000	216,472
4% 6/30/22	1,700,000	1,829,965
5.5% 4/26/24	595,000	718,577
Province of Quebec yankee 7.125% 2/9/24	1,830,000	2,303,275
Republic of Iraq 2.149% 1/18/22	1,600,000	1,618,838
United Mexican States 4.75% 3/8/44	4,500,000	4,702,500
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $13,599,114)		13,609,168

Bank Notes - 0.1%
Capital One Bank U.S.A. NA 2.15% 11/21/18	270,000	270,924
Capital One NA 2.95% 7/23/21	5,551,000	5,642,983
Citizens Bank NA 2.3% 12/3/18	3,955,000	3,974,929
Discover Bank:
(Delaware) 3.2% 8/9/21	$6,369,000	$6,535,977
3.1% 6/4/20	6,744,000	6,909,729
8.7% 11/18/19	357,000	402,634
KeyBank NA 2.25% 3/16/20	505,000	509,084
PNC Bank NA 6.875% 4/1/18	250,000	257,171
Regions Bank 7.5% 5/15/18	7,751,000	8,050,542
TOTAL BANK NOTES
(Cost $31,959,182)		32,553,973
	Shares	Value

Fixed-Income Funds - 74.8%
Intermediate Government Funds - 0.9%
Fidelity SAI U.S. Treasury Bond Index Fund (l)	30,024,397	$297,842,020
Intermediate-Term Bond Funds - 73.9%
DoubleLine Total Return Bond Fund Class N	79,592,735	856,417,831
Fidelity Total Bond Fund (l)	565,698,711	6,086,918,132
Fidelity U.S. Bond Index Fund Institutional Premium Class (l)	32,827,471	384,409,683
iShares Barclays Aggregate Bond ETF	4,317,660	476,885,547
JPMorgan Core Bond Fund Select Class	53,212,187	624,178,950
Metropolitan West Total Return Bond Fund Class M	201,510,634	2,166,239,318
PIMCO Income Fund Institutional Class	91,378,123	1,135,830,069
PIMCO Mortgage Opportunities Fund Institutional Class	48,834,691	546,460,188
PIMCO Total Return Fund Institutional Class	618,586,524	6,414,742,248
Prudential Total Return Bond Fund Class A	93,141,896	1,366,391,619
Voya Intermediate Bond Fund Class I	53,240,297	543,583,430
Westcore Plus Bond Fund Retail Class	14,856,532	160,450,541
Western Asset Core Bond Fund Class I	111,692,397	1,420,727,284
Western Asset Core Plus Bond Fund Class I	228,493,687	2,732,784,492

TOTAL INTERMEDIATE-TERM BOND FUNDS		24,916,019,332

TOTAL FIXED-INCOME FUNDS
(Cost $25,125,769,239)		25,213,861,352
	Principal Amount	Value

Preferred Securities - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22
(Cost $29,654,851)	24,912,000	29,149,325
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund, 1.11% (m)	258,879,998	258,931,774
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (n)	126,868,717	126,868,717
TOTAL MONEY MARKET FUNDS
(Cost $385,778,906)		385,800,491
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $33,831,559,513)		34,033,946,604
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(306,643,554)
NET ASSETS - 100%		$33,727,303,050

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 9/1/47	$(1,300,000)	$(1,314,903)
3.5% 9/1/47	(7,400,000)	(7,666,944)
3.5% 9/1/47	(7,400,000)	(7,666,944)
3.5% 9/1/47	(14,000,000)	(14,505,029)
3.5% 9/1/47	(28,000,000)	(29,010,057)

TOTAL FANNIE MAE		(60,163,877)

Ginnie Mae
3% 9/1/47	(2,600,000)	(2,653,767)
3.5% 9/1/47	(1,900,000)	(1,981,216)
3.5% 9/1/47	(3,400,000)	(3,545,333)

TOTAL GINNIE MAE		(8,180,316)

TOTAL TBA SALE COMMITMENTS
(Proceeds $68,165,770)		$(68,344,193)

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	46	Dec. 2017	$5,451,000	$7,096	$7,096
CBOT Long Term U.S. Treasury Bond Contracts (United States)	7	Dec. 2017	1,092,656	10,321	10,321
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1	Dec. 2017	169,063	928	928

TOTAL PURCHASED					18,345

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	50	Dec. 2017	6,349,219	(14,088)	(14,088)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	137	Dec. 2017	29,634,813	(8,830)	(8,830)

TOTAL SOLD					(22,918)

TOTAL FUTURES CONTRACTS					$(4,573)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
Deutsche Bank AG	Dec. 2018	Credit Suisse International	(1%)	Quarterly	$2,000,000	$(22,465)	$(26,836)	$(49,301)
Deutsche Bank AG	Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	1,655,634	(20,735)	(29,535)	(50,270)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	Quarterly	2,000,000	(26,690)	(44,543)	(71,233)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	Quarterly	2,000,000	(26,690)	(38,273)	(64,963)
Societe Generale	Dec. 2017	Credit Suisse International	(3%)	Quarterly	1,765,000	(26,658)	4,358	(22,300)
Societe Generale	Dec. 2017	Credit Suisse International	(3%)	Quarterly	1,764,000	(26,643)	1,648	(24,995)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1%)	Quarterly	1,500,000	(10,105)	(3,671)	(13,776)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1%)	Quarterly	1,765,000	(11,890)	(9,746)	(21,636)

TOTAL CREDIT DEFAULT SWAPS						$(171,876)	$(146,598)	$(318,474)

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	2.5%	Semi - annual	LCH	Sep. 2047	$1,900,000	$(24,495)	$0	$(24,495)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $313,256,683 or 0.9% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) A portion of the security sold on a delayed delivery basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,745.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $311,683.

 (h) Level 3 instrument

 (i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Affiliated Fund

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,490,261
Fidelity Securities Lending Cash Central Fund	1
Total	$1,490,262

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI U.S. Treasury Bond Index Fund	$30,720,050	$264,234,665	$--	$1,393,262	$--	$2,887,305	$297,842,020
Fidelity Total Bond Fund	5,535,249,888	526,455,670	56,793,761	60,489,530	(137,694)	82,144,029	6,086,918,132
Fidelity U.S. Bond Index Fund Institutional Premium Class	406,140,142	29,628,751	56,793,758	4,891,964	(713,686)	6,148,234	384,409,683
Total	$5,972,110,080	$820,319,086	$113,587,519	$66,774,756	$(851,380)	$91,179,568	$6,769,169,835

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$2,367,200,624	$--	$2,367,200,624	$--
U.S. Government and Government Agency Obligations	2,903,422,830	--	2,903,422,830	--
U.S. Government Agency - Mortgage Securities	2,628,404,698	--	2,628,404,698	--
Asset-Backed Securities	113,490,634	--	108,532,309	4,958,325
Collateralized Mortgage Obligations	113,385,623	--	113,385,623	--
Commercial Mortgage Securities	118,799,925	--	118,718,956	80,969
Municipal Securities	114,267,961	--	114,267,961	--
Foreign Government and Government Agency Obligations	13,609,168	--	13,609,168	--
Bank Notes	32,553,973	--	32,553,973	--
Fixed-Income Funds	25,213,861,352	25,213,861,352	--	--
Preferred Securities	29,149,325	--	29,149,325	--
Money Market Funds	385,800,491	385,800,491	--	--
Total Investments in Securities:	$34,033,946,604	$25,599,661,843	$8,429,245,467	$5,039,294
Derivative Instruments:
Assets
Futures Contracts	$18,345	$18,345	$--	$--
Total Assets	$18,345	$18,345	$--	$--
Liabilities
Futures Contracts	$(22,918)	$(22,918)	$--	$--
Swaps	(196,371)	--	(196,371)	--
Total Liabilities	$(219,289)	$(22,918)	$(196,371)	$--
Total Derivative Instruments:	$(200,944)	$(4,573)	$(196,371)	$--
Other Financial Instruments:
TBA Sale Commitments	$(68,344,193)	$--	$(68,344,193)	$--
Total Other Financial Instruments:	$(68,344,193)	$--	$(68,344,193)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$0	$(171,876)
Total Credit Risk	0	(171,876)
Interest Rate Risk
Futures Contracts(b)	18,345	(22,918)
Swaps(a)	0	(24,495)
Total Interest Rate Risk	18,345	(47,413)
Total Value of Derivatives	$18,345	$(219,289)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $26,820,047,402)	$27,005,844,995
Fidelity Central Funds (cost $258,910,189)	258,931,774
Affiliated issuers (cost $6,752,601,921)	6,769,169,835
Total Investment in Securities (cost $33,831,559,512)		$34,033,946,604
Cash		641,885
Receivable for investments sold
Regular delivery		138,408,184
Delayed delivery		38,690,859
Receivable for TBA sale commitments		68,165,770
Receivable for fund shares sold		11,724,342
Dividends receivable		6,545,496
Interest receivable		44,901,683
Distributions receivable from Fidelity Central Funds		236,834
Prepaid expenses		104,451
Other receivables		453,269
Total assets		34,343,819,377
Liabilities
Payable for investments purchased
Regular delivery	$182,813,263
Delayed delivery	350,954,075
TBA sale commitments, at value	68,344,193
Payable for fund shares redeemed	12,040,236
Distributions payable	59,497
Bi-lateral OTC swaps, at value	171,876
Accrued management fee	860,524
Payable for daily variation margin on futures contracts	3,688
Payable for daily variation margin on centrally cleared OTC swaps	9,548
Other affiliated payables	703,246
Other payables and accrued expenses	556,181
Total liabilities		616,516,327
Net Assets		$33,727,303,050
Net Assets consist of:
Paid in capital		$33,534,161,846
Undistributed net investment income		25,494,751
Accumulated undistributed net realized gain (loss) on investments		(34,214,674)
Net unrealized appreciation (depreciation) on investments		201,861,127
Net Assets, for 3,149,561,597 shares outstanding		$33,727,303,050
Net Asset Value, offering price and redemption price per share ($33,727,303,050 ÷ 3,149,561,597 shares)		$10.71

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$268,195,477
Affiliated issuers		66,774,756
Interest		103,391,251
Income from Fidelity Central Funds		1,490,262
Total income		439,851,746
Expenses
Management fee	$44,941,710
Transfer agent fees	3,114,802
Accounting and security lending fees	1,062,163
Custodian fees and expenses	117,598
Independent trustees' fees and expenses	175,939
Registration fees	81,497
Audit	36,102
Legal	74,667
Miscellaneous	166,246
Total expenses before reductions	49,770,724
Expense reductions	(39,979,774)	9,790,950
Net investment income (loss)		430,060,796
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,513,819
Affiliated issuers	(851,380)
Futures contracts	(146,058)
Swaps	(276,378)
Total net realized gain (loss)		3,240,003
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	513,726,249
Other Affiliated issuers	91,179,568
Futures contracts	48,591
Swaps	105,023
Delayed delivery commitments	(247,874)
Total change in net unrealized appreciation (depreciation)		$604,811,557
Net gain (loss)		608,051,560
Net increase (decrease) in net assets resulting from operations		$1,038,112,356

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$430,060,796	$818,258,162
Net realized gain (loss)	3,240,003	65,960,771
Change in net unrealized appreciation (depreciation)	604,811,557	414,637,056
Net increase (decrease) in net assets resulting from operations	1,038,112,356	1,298,855,989
Distributions to shareholders from net investment income	(391,245,566)	(808,722,385)
Distributions to shareholders from net realized gain	(17,665,952)	(206,590,442)
Total distributions	(408,911,518)	(1,015,312,827)
Share transactions
Proceeds from sales of shares	4,683,316,895	7,373,347,339
Reinvestment of distributions	408,467,071	1,014,244,200
Cost of shares redeemed	(2,143,889,183)	(5,338,338,797)
Net increase (decrease) in net assets resulting from share transactions	2,947,894,783	3,049,252,742
Total increase (decrease) in net assets	3,577,095,621	3,332,795,904
Net Assets
Beginning of period	30,150,207,429	26,817,411,525
End of period	$33,727,303,050	$30,150,207,429
Other Information
Undistributed net investment income end of period	$25,494,751	$–
Distributions in excess of net investment income end of period	$–	$(13,320,479)
Shares
Sold	443,500,884	700,818,140
Issued in reinvestment of distributions	38,577,156	96,080,421
Redeemed	(202,970,468)	(505,400,523)
Net increase (decrease)	279,107,572	291,498,038

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.40	$10.78	$10.61	$10.87	$10.74
Income from Investment Operations
Net investment income (loss)B	.142	.300	.316	.315	.267	.329
Net realized and unrealized gain (loss)	.204	.174	(.366)	.177	(.224)	.269
Total from investment operations	.346	.474	(.050)	.492	.043	.598
Distributions from net investment income	(.130)	(.297)	(.322)	(.313)	(.263)	(.327)
Distributions from net realized gain	(.006)	(.077)	(.008)	(.009)	(.040)	(.141)
Total distributions	(.136)	(.374)	(.330)	(.322)	(.303)	(.468)
Net asset value, end of period	$10.71	$10.50	$10.40	$10.78	$10.61	$10.87
Total ReturnC,D	3.31%	4.60%	(.45)%	4.71%	.43%	5.65%
Ratios to Average Net AssetsE,F
Expenses before reductions	.31%G	.31%	.31%	.32%	.33%	.33%
Expenses net of fee waivers, if any	.06%G	.06%	.06%	.07%	.08%	.08%
Expenses net of all reductions	.06%G	.06%	.06%	.07%	.08%	.08%
Net investment income (loss)	2.67%G	2.84%	3.00%	2.95%	2.52%	3.03%
Supplemental Data
Net assets, end of period (000 omitted)	$33,727,303	$30,150,207	$26,817,412	$19,529,276	$16,679,226	$12,929,366
Portfolio turnover rateH	47%G	52%	69%	120%	78%	81%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, swaps, market discount, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$573,669,673
Gross unrealized depreciation	(467,879,953)
Net unrealized appreciation (depreciation)	$105,789,720
Tax cost	$33,859,465,148

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$(163,125)	$97,647
Interest Rate Risk
Futures Contracts	(146,058)	48,591
Swaps	(113,253)	7,376
Total Interest Rate Risk	(259,311)	55,967
Totals	$(422,436)	$153,614

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $3,114,070,264 and $876,805,528, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .28% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) and PGIM, Inc. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser or Sub-adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $260 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1,146.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $39,783 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2020. During the period, this waiver reduced the Fund's management fee by $ 39,956,608.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $23,072 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $94.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 20% and 73% of the total outstanding shares of Fidelity Total Bond Fund and Fidelity SAI U.S. Treasury Bond Index Fund, respectively.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Actual	.06%	$1,000.00	$1,033.10	$.31
Hypothetical-C		$1,000.00	$1,024.90	$.31

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

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SSC-SANN-1017
1.912889.107

Strategic Advisers® Income Opportunities Fund of Funds Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Holdings as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
T. Rowe Price High Yield Fund I Class	25.4	24.8
Hotchkis & Wiley High Yield Fund Class I	20.9	20.6
MainStay High Yield Corporate Bond Fund Class I	20.5	20.2
BlackRock High Yield Bond Fund Institutional Class	20.4	20.0
Fidelity Capital & Income Fund	12.9	14.6
	100.1

Asset Allocation (% of fund's net assets)

As of August 31, 2017
High Yield Fixed-Income Funds	100.1%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 28, 2017
High Yield Fixed-Income Funds	100.2%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.1%
	Shares	Value
High Yield Fixed-Income Funds - 100.1%
BlackRock High Yield Bond Fund Institutional Class	266,270	$2,076,904
Fidelity Capital & Income Fund (a)	128,653	1,308,406
Hotchkis & Wiley High Yield Fund Class I	173,227	2,122,034
MainStay High Yield Corporate Bond Fund Class I	361,159	2,087,501
T. Rowe Price High Yield Fund I Class	381,741	2,588,207

TOTAL HIGH YIELD FIXED-INCOME FUNDS		10,183,052

TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $9,895,146)		10,183,052
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(10,671)
NET ASSETS - 100%		$10,172,381

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Capital & Income Fund	$1,257,661	$37,946	$--	$20,754	$--	$12,799	$1,308,406
Total	$1,257,661	$37,946	$--	$20,754	$--	$12,799	$1,308,406

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,642,871)	$8,874,646
Affiliated issuers (cost $1,252,275)	1,308,406
Total Investment in Securities (cost $9,895,146)		$10,183,052
Receivable for fund shares sold		34,627
Prepaid expenses		29
Receivable from investment adviser for expense reductions		3,526
Other receivables		121
Total assets		10,221,355
Liabilities
Payable for investments purchased	$34,766
Payable for fund shares redeemed	3
Distribution and service plan fees payable	25
Other affiliated payables	103
Audit fee payable	12,087
Other payables and accrued expenses	1,990
Total liabilities		48,974
Net Assets		$10,172,381
Net Assets consist of:
Paid in capital		$10,509,672
Undistributed net investment income		6,056
Accumulated undistributed net realized gain (loss) on investments		(631,253)
Net unrealized appreciation (depreciation) on investments		287,906
Net Assets		$10,172,381
Income Opportunities:
Net Asset Value, offering price and redemption price per share ($9,507,286 ÷ 935,239 shares)		$10.17
Class F:
Net Asset Value, offering price and redemption price per share ($424,097 ÷ 41,735 shares)		$10.16
Class L:
Net Asset Value, offering price and redemption price per share ($121,073 ÷ 11,911 shares)		$10.16
Class N:
Net Asset Value, offering price and redemption price per share ($119,925 ÷ 11,798 shares)		$10.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$240,188
Affiliated issuers		20,754
Total income		260,942
Expenses
Management fee	$14,013
Transfer agent fees	135
Distribution and service plan fees	147
Accounting fees and expenses	583
Custodian fees and expenses	3,656
Independent trustees' fees and expenses	51
Registration fees	28,846
Audit	16,844
Legal	504
Miscellaneous	36
Total expenses before reductions	64,815
Expense reductions	(59,946)	4,869
Net investment income (loss)		256,073
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,594
Realized gain distributions from underlying funds:
Affiliated issuers	13,493
Total net realized gain (loss)		16,087
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(15,778)
Other Affiliated issuers	12,799
Total change in net unrealized appreciation (depreciation)		(2,979)
Net gain (loss)		13,108
Net increase (decrease) in net assets resulting from operations		$269,181

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$256,073	$413,329
Net realized gain (loss)	16,087	(52,784)
Change in net unrealized appreciation (depreciation)	(2,979)	924,450
Net increase (decrease) in net assets resulting from operations	269,181	1,284,995
Distributions to shareholders from net investment income	(254,738)	(414,457)
Distributions to shareholders from net realized gain	(2,609)	(10,676)
Total distributions	(257,347)	(425,133)
Share transactions - net increase (decrease)	1,547,542	1,277,661
Redemption fees	421	1,466
Total increase (decrease) in net assets	1,559,797	2,138,989
Net Assets
Beginning of period	8,612,584	6,473,595
End of period	$10,172,381	$8,612,584
Other Information
Undistributed net investment income end of period	$6,056	$4,721

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$10.16	$8.98	$10.42	$10.88	$10.60	$10.00
Income from Investment Operations
Net investment income (loss)C	.277	.559	.562	.585	.616	.436
Net realized and unrealized gain (loss)	.013	1.192	(1.339)	(.382)	.296	.615
Total from investment operations	.290	1.751	(.777)	.203	.912	1.051
Distributions from net investment income	(.277)	(.560)	(.553)	(.586)	(.610)	(.431)
Distributions from net realized gain	(.003)	(.013)	(.108)	(.079)	(.031)	(.020)
Total distributions	(.280)	(.573)	(.661)	(.665)	(.641)	(.451)
Redemption fees added to paid in capitalC	–D	.002	(.002)	.002	.009	–D
Net asset value, end of period	$10.17	$10.16	$8.98	$10.42	$10.88	$10.60
Total ReturnE,F	2.89%	19.97%	(7.83)%	1.95%	9.02%	10.69%
Ratios to Average Net AssetsG
Expenses before reductions	1.37%H	1.74%	1.50%	1.53%	4.32%	10.12%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%H
Net investment income (loss)	5.44%H	5.74%	5.73%	5.50%	5.83%	6.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,507	$8,010	$5,632	$6,515	$5,358	$1,042
Portfolio turnover rateI	30%H	37%	65%	39%	46%	27%H

 A For the year ended February 29.

 B For the period June 19, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$10.16	$8.98	$10.42	$10.88	$10.60	$10.52
Income from Investment Operations
Net investment income (loss)C	.277	.557	.561	.586	.617	.125
Net realized and unrealized gain (loss)	.005	1.194	(1.338)	(.383)	.295	.096
Total from investment operations	.282	1.751	(.777)	.203	.912	.221
Distributions from net investment income	(.279)	(.560)	(.553)	(.586)	(.610)	(.121)
Distributions from net realized gain	(.003)	(.013)	(.108)	(.079)	(.031)	(.020)
Total distributions	(.282)	(.573)	(.661)	(.665)	(.641)	(.141)
Redemption fees added to paid in capitalC	–D	.002	(.002)	.002	.009	–D
Net asset value, end of period	$10.16	$10.16	$8.98	$10.42	$10.88	$10.60
Total ReturnE,F	2.82%	19.97%	(7.83)%	1.95%	9.02%	2.11%
Ratios to Average Net AssetsG
Expenses before reductions	1.40%H	1.77%	1.49%	1.53%	4.16%	7.40%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%H
Net investment income (loss)	5.44%H	5.74%	5.73%	5.50%	5.83%	5.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$424	$368	$646	$694	$639	$184
Portfolio turnover rateI	30%H	37%	65%	39%	46%	27%H

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$10.16	$8.98	$10.41	$10.88	$10.62
Income from Investment Operations
Net investment income (loss)C	.278	.558	.561	.585	.186
Net realized and unrealized gain (loss)	.002	1.193	(1.328)	(.392)	.278
Total from investment operations	.280	1.751	(.767)	.193	.464
Distributions from net investment income	(.277)	(.560)	(.553)	(.586)	(.180)
Distributions from net realized gain	(.003)	(.013)	(.108)	(.079)	(.027)
Total distributions	(.280)	(.573)	(.661)	(.665)	(.207)
Redemption fees added to paid in capitalC	–D	.002	(.002)	.002	.003
Net asset value, end of period	$10.16	$10.16	$8.98	$10.41	$10.88
Total ReturnE,F	2.79%	19.96%	(7.74)%	1.85%	4.44%
Ratios to Average Net AssetsG
Expenses before reductions	1.40%H	1.75%	1.50%	1.54%	3.35%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%H
Net investment income (loss)	5.44%H	5.74%	5.73%	5.50%	5.83%H
Supplemental Data
Net assets, end of period (000 omitted)	$121	$118	$98	$106	$104
Portfolio turnover rateI	30%H	37%	65%	39%	46%H

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$10.16	$8.98	$10.41	$10.88	$10.62
Income from Investment Operations
Net investment income (loss)C	.265	.534	.537	.559	.178
Net realized and unrealized gain (loss)	.002	1.192	(1.329)	(.392)	.279
Total from investment operations	.267	1.726	(.792)	.167	.457
Distributions from net investment income	(.264)	(.535)	(.528)	(.560)	(.173)
Distributions from net realized gain	(.003)	(.013)	(.108)	(.079)	(.027)
Total distributions	(.267)	(.548)	(.636)	(.639)	(.200)
Redemption fees added to paid in capitalC	–D	.002	(.002)	.002	.003
Net asset value, end of period	$10.16	$10.16	$8.98	$10.41	$10.88
Total ReturnE,F	2.66%	19.66%	(7.97)%	1.60%	4.37%
Ratios to Average Net AssetsG
Expenses before reductions	1.65%H	2.00%	1.75%	1.78%	3.61%H
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%	.35%H
Expenses net of all reductions	.35%H	.35%	.35%	.35%	.35%H
Net investment income (loss)	5.19%H	5.49%	5.48%	5.25%	5.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$120	$117	$98	$106	$104
Portfolio turnover rateI	30%H	37%	65%	39%	46%H

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers Income Opportunities Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Income Opportunities, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$396,360
Gross unrealized depreciation	(153,234)
Net unrealized appreciation (depreciation)	$243,126
Tax cost	$9,939,926

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(52,831)
Long-term	(542,075)
Total capital loss carryforward	$(594,906)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $2,971,642 and $1,416,991, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .80% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (FIAM) (an affiliate of the investment adviser) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIAM has not been allocated any portion of the Fund's assets. FIAM in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$147	$147

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a),(b)
Income Opportunities	$133	–
Class L	1	–
Class N	1	–
	$135

 (a) Annualized

 (b) Amount less than .005%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2018. During the period, this waiver reduced the Fund's management fee by $14,014.

The investment adviser has also contractually agreed to reimburse Income Opportunities, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Income Opportunities	.10%	$42,758
Class F	.10%	1,983
Class L	.10%	599
Class N	.35%	592

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Income Opportunities	$237,638	$370,334
Class F	10,788	31,875
Class L	3,244	6,282
Class N	3,068	5,966
Total	$254,738	$414,457
From net realized gain
Income Opportunities	$2,428	$9,722
Class F	111	659
Class L	35	148
Class N	35	147
Total	$2,609	$10,676

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Income Opportunities
Shares sold	323,798	437,285	$3,279,447	$4,301,047
Reinvestment of distributions	23,675	38,891	240,024	379,977
Shares redeemed	(200,834)	(314,625)	(2,033,764)	(3,066,874)
Net increase (decrease)	146,639	161,551	$1,485,707	$1,614,150
Class F
Shares sold	11,334	10,853	$114,500	$105,566
Reinvestment of distributions	1,075	3,344	10,899	32,534
Shares redeemed	(6,906)	(49,846)	(69,946)	(487,133)
Net increase (decrease)	5,503	(35,649)	$55,453	$(349,033)
Class L
Reinvestment of distributions	324	659	$3,279	$6,430
Net increase (decrease)	324	659	$3,279	$6,430
Class N
Reinvestment of distributions	306	627	$3,103	$6,114
Net increase (decrease)	306	627	$3,103	$6,114

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 23% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Income Opportunities	.10%
Actual		$1,000.00	$1,028.90	$.51
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class F	.10%
Actual		$1,000.00	$1,028.20	$.51
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class L	.10%
Actual		$1,000.00	$1,027.90	$.51
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class N	.35%
Actual		$1,000.00	$1,026.60	$1.79
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

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www.fidelity.com

ODF-SANN-1017
1.941262.105

Strategic Advisers® International Fund Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2017

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Discovery Fund	7.1	6.6
iShares MSCI Japan ETF	5.1	5.7
Oakmark International Fund Investor Class	5.0	5.1
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	4.6	4.6
Fidelity Diversified International Fund	4.4	4.4
Artisan International Value Fund Investor Class	4.3	4.4
Harbor International Fund Institutional Class	3.6	3.9
Fidelity Overseas Fund	3.0	3.0
Henderson International Opportunities Fund	2.9	3.0
Pear Tree Polaris Foreign Value Fund Institutional Shares	1.7	1.6
	41.7

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Common Stocks	41.4%
Preferred Stocks	0.8%
Europe Stock Funds	3.3%
Foreign Large Blend Funds	20.4%
Foreign Large Growth Funds	17.1%
Foreign Large Value Funds	1.7%
Foreign Small Mid Growth Funds	0.1%
Foreign Small Mid Blend Funds	1.5%
Investment Companies	1.5%
Other	7.8%
Sector Funds	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	3.9%

As of February 28, 2017
Common Stocks	38.8%
Preferred Stocks	0.9%
Europe Stock Funds	3.6%
Foreign Large Blend Funds	21.1%
Foreign Large Growth Funds	16.7%
Foreign Large Value Funds	2.5%
Foreign Small Mid Growth Funds	0.1%
Foreign Small Mid Blend Funds	1.8%
Other	8.4%
Sector Funds	0.7%
Short-Term Investments and Net Other Assets (Liabilities)	5.4%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 41.4%
	Shares	Value
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.6%
Aisin Seiki Co. Ltd.	12,900	$648,902
Brembo SpA	105,450	1,644,482
Bridgestone Corp.	209,000	8,971,401
DENSO Corp.	63,700	3,091,856
FCC Co. Ltd.	48,800	1,056,479
GKN PLC	6,000,472	24,729,198
Koito Manufacturing Co. Ltd.	275,000	17,135,125
Michelin CGDE Series B	102,922	14,028,940
Motherson Sumi Systems Ltd. (a)	395,671	1,906,721
NOK Corp.	16,700	375,820
Nokian Tyres PLC	34,569	1,461,331
Stanley Electric Co. Ltd.	13,600	451,540
Toyoda Gosei Co. Ltd.	29,700	692,419
Toyota Boshoku Corp.	35,900	710,261
Toyota Industries Corp.	149,100	7,947,660
Valeo SA	128,886	8,619,829
		93,471,964
Automobiles - 0.1%
Ferrari NV	26,904	3,077,878
Maruti Suzuki India Ltd.	57,136	6,881,432
Mazda Motor Corp.	93,600	1,374,834
Suzuki Motor Corp.	159,500	8,017,438
Yamaha Motor Co. Ltd.	104,000	2,942,102
		22,293,684
Distributors - 0.1%
Inchcape PLC	776,200	8,355,838
Diversified Consumer Services - 0.0%
Kroton Educacional SA	767,000	4,378,541
Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd.	181,553	3,055,372
Autogrill SpA	100,073	1,322,364
Carnival PLC	485,943	33,811,476
Compass Group PLC	2,579,079	55,094,316
Crown Ltd.	253,819	2,340,572
Galaxy Entertainment Group Ltd.	1,876,000	11,770,322
Greggs PLC	59,694	928,599
InterContinental Hotel Group PLC	54,540	2,719,470
MGM China Holdings Ltd.	2,840,800	5,691,946
Paddy Power Betfair PLC	64,697	5,701,408
Scandic Hotels Group AB	47,559	655,408
St. Marc Holdings Co. Ltd.	9,400	281,312
The Star Entertainment Group Ltd.	691,701	2,859,312
TUI AG	604,500	10,186,321
		136,418,198
Household Durables - 0.3%
Bellway PLC	90,822	3,761,665
Husqvarna AB (B Shares)	155,238	1,565,910
Nikon Corp.	75,200	1,240,166
Panasonic Corp.	360,500	4,805,541
SEB SA	8,937	1,623,519
Sekisui Chemical Co. Ltd.	120,700	2,250,739
Sony Corp.	668,000	26,431,649
Steinhoff International Holdings NV (Germany)	1,113,600	5,358,419
Techtronic Industries Co. Ltd.	2,180,500	11,284,573
		58,322,181
Internet & Direct Marketing Retail - 0.1%
ASOS PLC (a)	8,978	657,908
Ctrip.com International Ltd. ADR (a)	186,935	9,617,806
JD.com, Inc. sponsored ADR (a)	149,340	6,258,839
MakeMyTrip Ltd. (a)(b)	43,973	1,499,479
Start Today Co. Ltd.	99,800	3,104,707
Trade Maine Group Ltd.	133,044	444,194
		21,582,933
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	200,000	6,703,961
Yamaha Corp.	105,500	3,675,490
		10,379,451
Media - 0.3%
Cineworld Group PLC	158,620	1,328,097
CTS Eventim AG	7,931	349,428
Daiichikosho Co. Ltd.	23,600	1,144,203
i-CABLE Communications Ltd. (a)	66,507	2,465
Mediaset Espana Comunicacion SA	419,700	4,866,414
Publicis Groupe SA	123,800	8,354,512
Telenet Group Holding NV (a)	15,271	1,033,860
Tokyo Broadcasting System Holding	23,100	443,362
UBM PLC	478,088	4,101,860
Vivendi SA	651,600	14,951,564
WPP PLC	748,336	13,647,481
WPP PLC ADR (b)	10,282	943,785
		51,167,031
Multiline Retail - 0.1%
Debenhams PLC	913,233	475,313
Dollarama, Inc.	110,969	10,936,500
Harvey Norman Holdings Ltd. (b)	403,793	1,309,661
Izumi Co. Ltd.	25,800	1,351,781
Ryohin Keikaku Co. Ltd.	18,900	5,243,553
		19,316,808
Specialty Retail - 0.3%
Dufry AG (a)	16,600	2,558,507
Esprit Holdings Ltd. (a)	8,084,200	4,679,606
Hikari Tsushin, Inc.	6,900	856,106
K's Holdings Corp.	35,400	791,497
Kingfisher PLC	1,542,600	5,960,647
Metro AG	299,718	3,283,267
Nitori Holdings Co. Ltd.	53,900	8,325,119
Shimamura Co. Ltd.	15,900	1,940,947
USS Co. Ltd.	989,600	19,452,637
WH Smith PLC	100,355	2,399,430
		50,247,763
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	60,472	13,573,506
Burberry Group PLC	299,437	6,958,020
Compagnie Financiere Richemont SA Series A	645,775	57,728,435
Gildan Activewear, Inc.	641,007	20,075,903
Hermes International SCA	10,264	5,428,803
Hugo Boss AG	11,907	1,007,962
LVMH Moet Hennessy - Louis Vuitton SA	83,080	21,822,598
Salvatore Ferragamo Italia SpA	45,052	1,294,680
Seiko Holdings Corp.	273,000	1,239,160
		129,129,067

TOTAL CONSUMER DISCRETIONARY		605,063,459

CONSUMER STAPLES - 5.2%
Beverages - 0.9%
Asahi Group Holdings	236,400	10,298,082
Coca-Cola Amatil Ltd.	890,000	5,695,419
Coca-Cola HBC AG	69,110	2,362,841
Coca-Cola West Co. Ltd.	257,625	8,834,732
Diageo PLC	587,490	19,650,367
Diageo PLC sponsored ADR	53,068	7,132,870
Embotelladoras Arca S.A.B. de CV	424,594	3,106,221
Fever-Tree Drinks PLC	69,189	2,206,288
Heineken Holding NV	164,900	16,281,554
Heineken NV (Bearer)	269,348	28,258,473
ITO EN Ltd.	332,500	12,249,284
Pernod Ricard SA	254,166	34,735,256
Suntory Beverage & Food Ltd.	48,400	2,236,522
		153,047,909
Food & Staples Retailing - 0.2%
Bidcorp Ltd.	81,349	1,847,506
Clicks Group Ltd.	288,629	3,301,470
FamilyMart Co. Ltd. (b)	69,700	3,778,706
J Sainsbury PLC	366,037	1,115,148
Kesko Oyj	23,227	1,251,742
Metro Wholesale & Food Specialist AG	299,718	5,858,644
Sundrug Co. Ltd.	321,400	13,316,751
Tesco PLC (a)	464,735	1,085,888
Tsuruha Holdings, Inc.	14,600	1,738,427
WM Morrison Supermarkets PLC	146,963	467,493
X5 Retail Group NV GDR (Reg. S) (a)	40,598	1,656,398
		35,418,173
Food Products - 1.6%
Ajinomoto Co., Inc.	137,000	2,706,104
Ariake Japan Co. Ltd.	7,100	521,836
Aryzta AG	469,540	14,796,912
Britannia Industries Ltd.	52,039	3,443,723
Danone SA	852,338	67,151,419
House Foods Group, Inc.	45,500	1,384,432
Kerry Group PLC Class A	210,954	19,645,915
Kikkoman Corp.	52,400	1,642,043
Lindt & Spruengli AG (participation certificate)	95	544,867
M. Dias Branco SA	57,200	892,203
Morinaga Milk Industry Co. Ltd.	63,000	497,421
Nestle SA (Reg. S)	1,581,392	134,064,004
New Hampshire Foods Ltd.	37,000	1,087,097
Nissin Food Holdings Co. Ltd.	70,500	4,347,933
Orkla ASA	107,407	1,102,736
Toyo Suisan Kaisha Ltd.	376,600	13,925,310
WH Group Ltd.	1,160,000	1,212,510
Yakult Honsha Co. Ltd.	39,500	2,737,891
		271,704,356
Household Products - 0.7%
Colgate-Palmolive Co.	516,198	36,980,425
Lion Corp.	88,000	1,749,834
Reckitt Benckiser Group PLC	810,683	76,875,887
Unicharm Corp.	160,500	3,776,900
		119,383,046
Personal Products - 0.9%
Asaleo Care Ltd.	381,724	474,902
Beiersdorf AG	13,423	1,433,034
Fancl Corp.	42,700	1,004,820
Kao Corp.	816,000	50,933,661
Kobayashi Pharmaceutical Co. Ltd.	267,100	16,594,288
Kose Corp.	58,000	7,280,666
L'Oreal SA	149,544	31,592,746
Pola Orbis Holdings, Inc.	68,600	2,205,858
Shiseido Co. Ltd.	19,500	808,664
Unilever PLC	437,230	25,510,028
		137,838,667
Tobacco - 0.9%
British American Tobacco PLC:
(United Kingdom)	1,398,989	87,276,115
sponsored ADR	28,060	1,743,087
Imperial Tobacco Group PLC	463,957	19,201,169
Japan Tobacco, Inc.	1,207,100	41,329,189
		149,549,560

TOTAL CONSUMER STAPLES		866,941,711

ENERGY - 1.8%
Energy Equipment & Services - 0.1%
Core Laboratories NV (b)	71,492	6,304,165
Schlumberger Ltd.	87,405	5,551,092
TechnipFMC PLC	357,000	9,221,310
		21,076,567
Oil, Gas & Consumable Fuels - 1.7%
BP PLC	9,161,546	52,920,532
Cairn Energy PLC (a)	2,665,393	5,910,953
Caltex Australia Ltd.	266,938	7,085,437
China Petroleum & Chemical Corp. Class A	6,477,562	5,907,548
CNOOC Ltd.	23,184,000	27,984,045
Enagas SA	2,348	69,195
Enbridge, Inc. (b)	207,534	8,296,374
Encana Corp.	3,293,962	30,730,456
Eni SpA	1,257,395	19,748,719
Galp Energia SGPS SA Class B	564,894	9,354,170
INPEX Corp.	616,700	5,895,772
JX Holdings, Inc.	2,193,800	10,624,270
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	37,000	3,431,814
Oil Search Ltd. ADR	1,178,502	6,286,265
Royal Dutch Shell PLC Class B (United Kingdom)	1,735,970	48,451,954
Saras Raffinerie Sarde SpA	416,251	1,025,739
Suncor Energy, Inc.	417,054	13,068,527
Total SA	343,461	17,821,280
		274,613,050

TOTAL ENERGY		295,689,617

FINANCIALS - 8.0%
Banks - 3.9%
Allied Irish Banks PLC	2,187,572	13,036,601
Banco Bilbao Vizcaya Argentaria SA	688,231	6,090,022
Banco Bradesco SA	150,810	1,545,062
Banco do Brasil SA	244,500	2,384,532
Banco Santander SA (Spain)	2,678,344	17,456,047
Bank Ireland Group PLC (a)	510,225	4,251,781
Bank Leumi le-Israel BM	312,510	1,637,538
Bankinter SA	456,106	4,349,201
Barclays PLC	19,769,661	48,892,209
Barclays PLC sponsored ADR	241,903	2,387,583
BGEO Group PLC	35,203	1,575,027
BNP Paribas SA	828,228	63,012,961
CaixaBank SA	2,218,891	11,480,315
Chiba Bank Ltd.	670,000	4,485,560
Commonwealth Bank of Australia	51,453	3,100,414
Concordia Financial Group Ltd.	110,300	527,646
Credicorp Ltd. (United States)	49,157	9,971,006
Credit Agricole SA	342,423	6,043,650
DBS Group Holdings Ltd.	728,300	11,075,295
DNB ASA	1,161,156	22,675,466
Erste Group Bank AG	254,424	10,750,692
FinecoBank SpA	319,464	2,743,907
Fukuoka Financial Group, Inc.	198,000	869,914
Grupo Financiero Banorte S.A.B. de CV Series O	1,142,900	7,793,524
Grupo Financiero Santander Mexico S.A.B. de CV	771,900	1,590,060
HDFC Bank Ltd.	729,913	20,359,189
HSBC Holdings PLC:
(Hong Kong)	858,100	8,327,834
(United Kingdom)	424,000	4,110,571
IndusInd Bank Ltd.	131,827	3,416,038
Industrial & Commercial Bank of China Ltd. (H Shares)	17,662,000	13,225,483
ING Groep NV (Certificaten Van Aandelen)	2,034,920	36,121,445
Intesa Sanpaolo SpA	5,493,137	18,597,066
Jyske Bank A/S (Reg.)	201,596	12,129,933
KBC Groep NV	455,495	37,431,105
Lloyds Banking Group PLC	23,082,127	19,026,484
Mebuki Financial Group, Inc.	1,106,600	3,925,720
Mediobanca SpA	1,308,878	13,431,286
Metro Bank PLC (a)(b)	33,477	1,501,699
Mitsubishi UFJ Financial Group, Inc.	2,184,200	13,309,539
Nordea Bank AB	184,912	2,487,757
North Pacific Bank Ltd.	985,200	2,966,309
PT Bank Central Asia Tbk	6,110,600	8,679,049
Raiffeisen International Bank-Holding AG (a)	14,345	470,642
Resona Holdings, Inc.	1,601,900	7,993,836
Skandinaviska Enskilda Banken AB (A Shares)	166,045	2,160,784
Societe Generale Series A	241,299	13,498,729
Sumitomo Mitsui Financial Group, Inc.	1,422,800	52,975,518
Svenska Handelsbanken AB (A Shares)	1,332,051	19,916,013
Swedbank AB (A Shares)	507,089	13,716,233
Sydbank A/S (a)	110,635	4,315,710
The Hachijuni Bank Ltd.	657,200	4,005,312
The San-In Godo Bank Ltd.	76,500	636,021
The Suruga Bank Ltd.	82,300	1,760,764
TOMONY Holdings, Inc.	92,200	414,307
Turkiye Halk Bankasi A/S	323,434	1,387,912
Turkiye Is Bankasi A/S Series C	1,670,901	3,623,769
Turkiye Vakiflar Bankasi TAO	1,391,461	2,900,892
UniCredit SpA (a)	1,716,453	34,920,877
Yamaguchi Financial Group, Inc.	102,000	1,154,209
Yapi ve Kredi Bankasi A/S (a)	879,812	1,238,095
Yes Bank Ltd.	248,025	6,800,660
		652,662,803
Capital Markets - 1.1%
3i Group PLC	885,135	11,096,587
Anima Holding SpA	213,185	1,629,307
ASX Ltd.	50,052	2,175,654
Azimut Holding SpA	379,474	7,995,883
Banca Generali SpA	133,831	4,417,919
BM&F BOVESPA SA	298,300	2,096,160
BT Investment Management Ltd.	111,195	936,981
Close Brothers Group PLC	70,605	1,410,575
Daiwa Securities Group, Inc.	2,909,100	15,924,832
Deutsche Borse AG	148,331	15,855,176
GAM Holding Ltd.	119,033	1,830,895
IG Group Holdings PLC	969,604	8,086,977
Intermediate Capital Group PLC	260,542	2,991,733
IOOF Holdings Ltd.	49,797	437,427
Julius Baer Group Ltd.	310,471	17,361,046
Jupiter Fund Management PLC	307,131	2,130,716
Macquarie Group Ltd.	217,731	15,023,800
Magellan Financial Group Ltd.	71,797	1,411,465
Man Group PLC	276,281	598,051
Nomura Holdings, Inc.	1,237,100	6,883,162
Okasan Securities Group, Inc.	52,000	299,886
Partners Group Holding AG	19,835	12,865,499
Perpetual Trustees Australia Ltd.	19,710	860,825
Schroders PLC	12,574	547,618
Tokai Tokyo Financial Holdings	37,400	215,347
UBS Group AG	3,516,532	57,939,627
Vontobel Holdings AG	3,665	233,517
		193,256,665
Consumer Finance - 0.1%
AEON Financial Service Co. Ltd.	768,300	16,290,602
Cembra Money Bank AG	17,705	1,541,652
JACCS Co. Ltd.	52,000	257,789
		18,090,043
Diversified Financial Services - 0.5%
AMP Ltd.	2,229,518	9,039,012
Cerved Information Solutions SpA	309,867	3,491,460
Challenger Ltd.	832,060	8,294,534
Eurazeo SA	12,948	1,071,115
First Pacific Co. Ltd.	4,144,000	3,330,768
Groupe Bruxelles Lambert SA	98,500	10,026,845
Hypoport AG (a)	2,494	369,638
IBJ Leasing Co. Ltd.	6,300	160,802
Industrivarden AB:
(A Shares)	16,519	412,884
(C Shares)	11,361	269,092
Investor AB:
(A Shares)	28,185	1,290,464
(B Shares)	220,789	10,325,670
Kinnevik AB (B Shares)	82,322	2,477,197
Mitsubishi UFJ Lease & Finance Co. Ltd.	125,700	635,732
ORIX Corp.	1,370,600	21,936,332
ORIX Corp. sponsored ADR (b)	6,675	537,404
Pargesa Holding SA	18,858	1,527,991
RMB Holdings Ltd.	376,222	1,921,780
Uniper SE	89,413	2,226,228
Zenkoku Hosho Co. Ltd.	49,600	2,014,499
		81,359,447
Insurance - 2.4%
AEGON NV (b)	441,203	2,522,742
AIA Group Ltd.	4,504,600	34,565,534
Allianz SE	82,010	17,576,901
Aon PLC	90,538	12,599,268
Assicurazioni Generali SpA	275,245	4,928,088
Aviva PLC	6,231,192	42,100,721
AXA SA	418,157	12,124,279
Baloise Holdings AG	14,675	2,336,798
CNP Assurances	80,473	1,868,082
Dai-ichi Mutual Life Insurance Co.	260,000	4,186,110
Euler Hermes SA	39,822	4,729,233
Fairfax Financial Holdings Ltd. (sub. vtg.)	43,833	22,783,683
Hannover Reuck SE	9,697	1,175,158
Helvetia Holding AG (Reg.)	3,664	2,099,555
Hiscox Ltd.	1,464,778	24,206,655
Jardine Lloyd Thompson Group PLC	366,899	5,479,748
Legal & General Group PLC	373,982	1,258,317
Manulife Financial Corp. (b)	1,151,000	22,609,834
MS&AD Insurance Group Holdings, Inc.	528,100	17,432,800
Muenchener Rueckversicherungs AG	42,960	8,867,976
NKSJ Holdings, Inc.	104,600	3,934,334
NN Group NV (b)	96,435	3,826,893
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,378,500	18,889,407
Prudential PLC	916,460	21,513,245
Prudential PLC ADR	21,800	1,023,074
QBE Insurance Group Ltd.	87,088	722,768
Sampo Oyj (A Shares)	205,337	10,838,622
Sanlam Ltd.	432,476	2,386,992
SCOR SE	60,510	2,535,601
Societa Cattolica Di Assicurazioni SCRL	75,279	646,579
Storebrand ASA (A Shares)	428,214	3,543,634
Suncorp Group Ltd.	70,426	729,486
Swiss Life Holding AG	13,008	4,655,452
Swiss Re Ltd.	198,668	17,992,925
Talanx AG	128,300	5,309,823
Tokio Marine Holdings, Inc.	53,200	2,124,419
Unipol Gruppo Finanziario SpA	211,697	915,317
Unipolsai SpA	440,583	1,000,206
Zurich Insurance Group AG	162,661	48,665,145
		396,705,404
Thrifts & Mortgage Finance - 0.0%
Genworth Mortgage Insurance Ltd.	241,072	555,757
Indiabulls Housing Finance Ltd.	98,776	1,877,880
Paragon Group of Companies PLC	140,444	743,685
		3,177,322

TOTAL FINANCIALS		1,345,251,684

HEALTH CARE - 3.2%
Biotechnology - 0.0%
Genmab A/S (a)	8,140	1,899,705
HUGEL, Inc. (a)	2,780	1,434,220
		3,333,925
Health Care Equipment & Supplies - 0.4%
ASAHI INTECC Co. Ltd.	37,600	1,970,037
bioMerieux SA	6,955	1,702,696
Carl Zeiss Meditec AG	28,719	1,432,500
Dentsply Sirona, Inc.	163,338	9,240,031
Hoya Corp.	325,700	18,649,943
Mani, Inc.	13,500	312,894
Nihon Kohden Corp.	462,800	10,734,889
Olympus Corp.	44,000	1,518,898
Smith & Nephew PLC	233,472	4,223,572
Smith & Nephew PLC sponsored ADR	93,658	3,409,151
Sonova Holding AG Class B	10,295	1,740,257
Terumo Corp.	534,100	20,647,883
		75,582,751
Health Care Providers & Services - 0.1%
Orpea	13,119	1,589,863
Sonic Healthcare Ltd.	510,800	8,892,724
		10,482,587
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	5,187	2,964,552
ICON PLC (a)	23,433	2,657,068
Lonza Group AG	50,599	12,811,343
		18,432,963
Pharmaceuticals - 2.6%
Astellas Pharma, Inc.	1,213,100	15,323,116
AstraZeneca PLC (United Kingdom)	572,185	33,545,960
Bayer AG	480,301	61,465,740
Bayer AG sponsored ADR (b)	1,600	205,104
CSPC Pharmaceutical Group Ltd.	1,746,000	2,726,399
Daiichi Sankyo Kabushiki Kaisha	133,600	3,158,470
Dechra Pharmaceuticals PLC	63,902	1,580,744
GlaxoSmithKline PLC	1,533,528	30,424,833
Ipsen SA	11,173	1,501,006
Merck KGaA	100,300	11,016,041
Novartis AG	777,394	65,539,877
Novo Nordisk A/S Series B	574,049	27,353,332
Recordati SpA	69,714	2,986,017
Roche Holding AG (participation certificate)	348,624	88,575,174
Rohto Pharmaceutical Co. Ltd.	507,300	11,776,319
Sanofi SA	185,075	18,044,876
Santen Pharmaceutical Co. Ltd.	2,253,200	34,965,745
Shionogi & Co. Ltd.	127,500	6,720,903
Takeda Pharmaceutical Co. Ltd.	273,600	15,124,093
Teva Pharmaceutical Industries Ltd. sponsored ADR	126,600	2,007,876
Yuhan Corp.	7,138	1,434,921
		435,476,546

TOTAL HEALTH CARE		543,308,772

INDUSTRIALS - 6.9%
Aerospace & Defense - 0.4%
Airbus Group NV	126,330	10,639,387
BAE Systems PLC	828,417	6,510,075
Cobham PLC	9,875,960	17,534,039
Leonardo SpA	230,347	3,896,618
Meggitt PLC	228,972	1,533,714
MTU Aero Engines Holdings AG	63,974	8,956,163
QinetiQ Group PLC	234,119	696,300
Rolls-Royce Holdings PLC	242,230	2,860,892
Safran SA	9,342	907,377
Thales SA	108,402	12,001,386
		65,535,951
Air Freight & Logistics - 0.2%
Oesterreichische Post AG	23,151	1,037,362
Yamato Holdings Co. Ltd.	1,415,200	30,174,456
		31,211,818
Airlines - 0.4%
Air New Zealand Ltd.	211,309	541,640
easyJet PLC	82,516	1,276,149
EL AL Israel Airlines Ltd.	468,062	308,210
International Consolidated Airlines Group SA CDI	135,167	1,068,807
Japan Airlines Co. Ltd.	1,326,000	45,569,000
Qantas Airways Ltd.	562,809	2,559,157
Ryanair Holdings PLC sponsored ADR (a)	73,720	8,381,964
		59,704,927
Building Products - 0.4%
Asahi Glass Co. Ltd.	82,800	3,231,109
Belimo Holding AG (Reg.)	176	691,006
Compagnie de St. Gobain	65,004	3,565,468
Daikin Industries Ltd.	251,100	25,113,426
Geberit AG (Reg.)	21,911	10,010,125
Kaba Holding AG (B Shares) (Reg.)	1,754	1,581,243
Kingspan Group PLC (Ireland)	43,865	1,697,120
Nichias Corp.	128,000	1,499,650
Toto Ltd.	347,500	13,228,612
		60,617,759
Commercial Services & Supplies - 0.5%
Brambles Ltd.	5,914,779	43,775,188
Downer EDI Ltd.	260,460	1,474,215
Edenred SA	31,180	843,326
Intrum Justitia AB (b)	58,445	1,907,282
IWG PLC	179,563	697,972
Park24 Co. Ltd.	42,000	1,009,742
Prosegur Compania de Seguridad SA (Reg.)	184,443	1,255,941
Rentokil Initial PLC	949,516	3,738,709
Ritchie Brothers Auctioneers, Inc. (b)	182,287	5,418,613
Secom Co. Ltd.	236,000	17,521,554
Sohgo Security Services Co., Ltd.	85,500	3,737,004
		81,379,546
Construction & Engineering - 0.2%
Balfour Beatty PLC	4,102,352	14,264,476
Cimic Group Ltd.	27,520	919,929
COMSYS Holdings Corp.	41,600	894,550
Koninklijke Boskalis Westminster NV	145,700	4,761,163
Okumura Corp.	136,000	1,018,129
Taisei Corp.	356,000	3,571,820
Toda Corp.	97,000	697,048
VINCI SA	111,445	10,262,001
Voltas Ltd. (a)	301,606	2,475,448
		38,864,564
Electrical Equipment - 1.1%
ABB Ltd. (Reg.)	2,114,871	48,934,742
Fuji Electric Co. Ltd.	90,000	496,111
Gamesa Corporacion Tecnologica SA	312,600	4,668,429
Legrand SA	374,358	26,240,136
Mitsubishi Electric Corp.	178,100	2,635,818
Prysmian SpA	225,586	7,095,061
Schneider Electric SA	1,169,651	94,321,768
		184,392,065
Industrial Conglomerates - 0.5%
Bidvest Group Ltd.	81,349	1,072,147
CK Hutchison Holdings Ltd.	820,100	10,731,015
DCC PLC (United Kingdom)	89,600	8,162,461
Koninklijke Philips Electronics NV	768,640	29,149,859
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	51,000	1,937,490
Siemens AG	223,635	29,275,842
		80,328,814
Machinery - 1.3%
Aalberts Industries NV	45,337	2,017,182
Alfa Laval AB	620,193	14,049,616
Andritz AG	7,010	381,452
Atlas Copco AB:
(A Shares)	46,225	1,811,593
(B Shares)	107,961	3,853,348
Bodycote PLC	75,821	937,302
CNH Industrial NV	127,891	1,450,922
Daifuku Co. Ltd.	56,500	2,459,203
Eicher Motors Ltd.	5,665	2,786,722
Fanuc Corp.	87,300	16,960,862
GEA Group AG	665,299	29,304,192
Glory Ltd.	103,500	3,521,081
Hino Motors Ltd.	167,100	1,919,746
Hoshizaki Corp.	16,600	1,445,054
IMI PLC	1,249,465	18,338,004
Interpump Group SpA	58,747	1,709,220
KION Group AG	38,584	3,519,335
Komatsu Ltd.	1,167,800	31,516,527
Kone Oyj (B Shares)	3	163
Kubota Corp.	1,012,600	17,537,549
Minebea Mitsumi, Inc.	102,000	1,676,573
Mitsubishi Heavy Industries Ltd.	1,659,400	6,353,222
Nabtesco Corp.	50,400	1,762,751
Nordson Corp.	106,198	11,607,441
Sandvik AB	115,286	1,905,050
Schindler Holding AG (participation certificate)	90,397	19,362,369
Spirax-Sarco Engineering PLC	285,237	20,728,806
Takuma Co. Ltd.	70,200	796,922
THK Co. Ltd.	27,200	908,027
VAT Group AG	3,936	503,621
Wartsila Corp. (b)	68,905	4,753,520
WashTec AG	8,956	709,961
Zardoya Otis SA	38,358	395,444
		226,982,780
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	4,000	8,246,697
Professional Services - 0.6%
Adecco SA (Reg.)	42,668	3,092,368
en-japan, Inc.	18,600	651,385
Experian PLC	647,375	13,017,319
Intertek Group PLC	244,341	16,145,420
Nihon M&A Center, Inc.	109,900	5,088,380
Randstad Holding NV	12,658	739,949
Recruit Holdings Co. Ltd.	190,200	3,790,678
RELX NV	1,664,270	34,949,889
RELX PLC	40,102	876,883
SGS SA (Reg.)	7,914	17,665,034
TechnoPro Holdings, Inc.	51,100	2,328,749
Temp Holdings Co., Ltd.	71,400	1,450,926
Wolters Kluwer NV	211,607	9,243,748
		109,040,728
Road & Rail - 0.7%
Aurizon Holdings Ltd.	238,165	939,073
Canadian National Railway Co.	234,204	18,983,887
Canadian Pacific Railway Ltd.	158,668	24,689,313
Central Japan Railway Co.	25,800	4,372,165
DSV de Sammensluttede Vognmaend A/S	122,466	8,684,072
East Japan Railway Co.	486,700	44,647,924
Globaltrans Investment PLC GDR (Reg. S)	83,098	843,445
Hankyu Hanshin Holdings, Inc.	36,100	1,375,895
Hitachi Transport System Ltd.	9,800	236,855
Keio Corp.	112,000	932,187
Keisei Electric Railway Co.	29,300	798,231
Sankyu, Inc.	66,000	516,905
Seino Holdings Co. Ltd.	106,400	1,446,928
Tobu Railway Co. Ltd.	154,000	851,703
West Japan Railway Co.	38,800	2,820,310
		112,138,893
Trading Companies & Distributors - 0.4%
Ashtead Group PLC	86,831	1,867,236
Brenntag AG	197,231	10,451,839
Bunzl PLC	978,183	29,218,923
Finning International, Inc.	61,315	1,402,818
Misumi Group, Inc.	410,000	10,520,853
Mitsubishi Corp.	287,600	6,654,028
Rexel SA	213,500	3,189,721
Toyota Tsusho Corp.	44,900	1,382,512
Wolseley PLC	26,960	1,604,697
		66,292,627
Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	135,921	2,750,722
Aena SA	71,295	13,923,437
Astm SpA	22,340	563,009
CCR SA	375,900	2,084,983
China Merchants Holdings International Co. Ltd.	3,544,840	11,596,065
Flughafen Zuerich AG	10,691	2,619,933
Kamigumi Co. Ltd.	100,000	1,107,018
Malaysia Airports Holdings Bhd	1,908,900	4,022,972
		38,668,139

TOTAL INDUSTRIALS		1,163,405,308

INFORMATION TECHNOLOGY - 5.4%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson (B Shares)	1,023,455	6,002,079
Electronic Equipment & Components - 0.9%
Anritsu Corp.	78,700	626,393
Azbil Corp.	17,100	712,403
China High Precision Automation Group Ltd. (a)(c)	1,073,000	1
Flextronics International Ltd. (a)	361,000	5,873,470
Halma PLC	1,105,969	15,631,305
Hirose Electric Co. Ltd.	110,800	15,339,755
Hitachi High-Technologies Corp.	27,800	992,541
Hitachi Ltd.	6,737,200	46,391,599
Hosiden Corp.	12,200	204,526
Jenoptik AG	25,922	759,590
Keyence Corp.	41,200	21,459,153
Kyocera Corp.	49,400	2,965,752
LG Display Co. Ltd.	15,091	419,979
LG Innotek Co. Ltd.	12,436	2,040,892
Nippon Electric Glass Co. Ltd.	31,400	1,193,905
OMRON Corp.	337,100	16,926,293
Renishaw PLC	44,263	2,621,431
Spectris PLC	364,329	10,901,574
Sunny Optical Technology Group Co. Ltd.	238,000	3,412,274
TDK Corp.	23,600	1,582,135
Walsin Technology Corp.	230,000	525,841
Yokogawa Electric Corp.	395,100	6,156,422
		156,737,234
Internet Software & Services - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	166,034	28,514,679
Auto Trader Group PLC	65,784	300,621
Baidu.com, Inc. sponsored ADR (a)	148,700	33,911,035
Just Eat Holding Ltd. (a)	713,608	6,145,625
mixi, Inc.	24,700	1,316,614
Moneysupermarket.com Group PLC	52,258	215,902
NAVER Corp.	11,145	7,484,623
Rightmove PLC	26,772	1,426,990
Scout24 Holding GmbH	33,462	1,347,413
SINA Corp.	23,657	2,408,992
Tencent Holdings Ltd.	332,200	13,978,868
Wix.com Ltd. (a)	19,965	1,299,722
		98,351,084
IT Services - 1.0%
Amadeus IT Holding SA Class A	907,464	56,250,727
Atos Origin SA	52,934	8,166,780
Bechtle AG	23,324	1,609,043
Cognizant Technology Solutions Corp. Class A	260,122	18,408,834
EPAM Systems, Inc. (a)	91,039	7,404,202
Fujitsu Ltd.	761,000	5,642,344
HCL Technologies Ltd.	179,394	2,427,929
IT Holdings Corp.	56,100	1,655,929
MasterCard, Inc. Class A	123,139	16,414,429
Nomura Research Institute Ltd.	862,400	33,575,040
NTT Data Corp.	225,300	2,434,679
OBIC Co. Ltd.	199,500	12,503,343
SCSK Corp.	46,400	2,009,042
Wirecard AG	35,203	3,000,990
		171,503,311
Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.	160,557	13,433,804
ASM International NV (Netherlands)	42,065	2,472,767
Broadcom Ltd.	30,285	7,633,940
Infineon Technologies AG	1,852,995	42,792,950
MediaTek, Inc.	526,000	4,721,285
Mellanox Technologies Ltd. (a)(b)	149,227	7,006,208
NVIDIA Corp.	33,889	5,742,152
Renesas Electronics Corp. (a)	223,500	2,254,619
ROHM Co. Ltd.	63,500	4,944,376
Screen Holdings Co. Ltd.	16,000	1,034,793
STMicroelectronics NV:
(France)	62,548	1,087,853
(Italy)	204,948	3,570,364
(NY Shares) unit	127,000	2,214,880
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,801,965	66,618,646
Texas Instruments, Inc.	213,539	17,685,300
Tokyo Electron Ltd.	38,400	5,400,136
Winbond Electronics Corp.	2,570,000	1,974,201
		190,588,274
Software - 1.1%
ANSYS, Inc. (a)	130,991	16,874,261
Cadence Design Systems, Inc. (a)	797,963	31,351,966
Check Point Software Technologies Ltd. (a)	258,931	28,966,611
Constellation Software, Inc.	7,038	3,913,438
Dassault Systemes SA	124,271	12,241,904
Konami Holdings Corp.	28,600	1,490,681
LINE Corp. ADR (a)(b)	41,263	1,456,997
Micro Focus International PLC	316,887	9,313,994
Netmarble Games Corp.	11,219	1,541,791
Nintendo Co. Ltd.	33,200	11,073,187
Nintendo Co. Ltd. ADR	8,155	339,493
Oracle Corp. Japan	20,600	1,523,427
Playtech Ltd.	150,258	1,845,837
Sage Group PLC	68,732	615,476
SAP SE	523,039	54,893,872
Square Enix Holdings Co. Ltd.	166,300	5,846,632
Trend Micro, Inc.	28,800	1,333,442
Ubisoft Entertainment SA (a)	30,484	2,030,770
		186,653,779
Technology Hardware, Storage & Peripherals - 0.6%
Brother Industries Ltd.	127,700	3,027,118
Canon, Inc. sponsored ADR (b)	58,522	2,054,707
Eizo Corp.	5,300	221,285
Fujifilm Holdings Corp.	281,900	11,082,656
Konica Minolta, Inc.	269,000	2,148,379
Logitech International SA (Reg.)	103,178	3,668,981
NEC Corp.	854,000	2,260,554
Neopost SA	58,955	2,562,381
Ricoh Co. Ltd.	140,700	1,409,112
Samsung Electronics Co. Ltd.	33,320	68,641,450
Seiko Epson Corp.	62,300	1,598,656
		98,675,279

TOTAL INFORMATION TECHNOLOGY		908,511,040

MATERIALS - 3.0%
Chemicals - 2.1%
Akzo Nobel NV	660,280	60,327,389
Arkema SA	144,270	15,676,995
Asahi Kasei Corp.	1,016,000	12,171,483
BASF AG	416,537	40,348,655
Covestro AG	72,988	5,735,514
Croda International PLC	275,657	13,694,888
Denki Kagaku Kogyo KK	1,079,800	6,865,695
Dic Corp.	39,500	1,395,893
Givaudan SA	15,915	32,528,703
HEXPOL AB (B Shares)	136,279	1,333,504
Hitachi Chemical Co. Ltd.	113,400	3,069,799
Hyosung Corp.	7,167	1,010,438
Kuraray Co. Ltd.	564,400	10,719,673
Lanxess AG	80,000	5,966,535
Lenzing AG	9,801	1,545,957
Linde AG	233,368	44,807,920
Mitsubishi Chemical Holdings Corp.	301,100	2,801,886
Nippon Paint Holdings Co. Ltd.	214,200	7,306,590
Nissan Chemical Industries Co. Ltd.	46,200	1,548,615
Nitto Denko Corp.	16,200	1,429,095
NOF Corp.	21,000	297,612
Orica Ltd.	986,008	15,935,204
PTT Global Chemical PCL (For. Reg.)	903,100	2,080,625
Sanyo Chemical Industries Ltd.	16,500	866,012
Shin-Etsu Chemical Co. Ltd.	76,400	6,757,753
Sika AG	2,294	16,266,959
Sumitomo Chemical Co. Ltd.	632,000	3,788,493
Symrise AG	410,157	29,979,864
Synthomer PLC	220,695	1,349,565
Taiyo Nippon Sanso Corp.	31,500	367,622
Tokuyama Corp. (a)	164,000	725,010
Toray Industries, Inc.	332,500	3,166,667
UPL Ltd. (a)	148,987	1,929,595
Victrex PLC	97,055	2,556,472
		356,352,680
Construction Materials - 0.0%
CEMEX S.A.B. de CV sponsored ADR	603,321	5,616,919
Conch Cement Co. Ltd. (H Shares)	567,500	2,117,497
		7,734,416
Containers & Packaging - 0.1%
Huhtamaki Oyj	33,720	1,311,840
Orora Ltd.	407,567	1,004,386
Smurfit Kappa Group PLC	370,208	11,288,892
Toyo Seikan Group Holdings Ltd.	44,600	735,524
		14,340,642
Metals & Mining - 0.7%
ArcelorMittal SA (Netherlands) (a)	506,634	13,534,068
Bekaert SA	39,893	1,901,525
BHP Billiton Ltd.	139,552	3,037,931
BHP Billiton Ltd. sponsored ADR (b)	90,800	3,949,800
BHP Billiton PLC	635,332	12,095,244
BHP Billiton PLC ADR	158,800	6,055,044
Boliden AB	173,019	6,053,460
Glencore Xstrata PLC	5,766,063	26,804,665
HudBay Minerals, Inc.	156,850	1,367,845
JFE Holdings, Inc.	121,100	2,392,588
Lundin Mining Corp.	352,523	2,664,919
Mitsui Mining & Smelting Co. Ltd.	456,332	2,424,141
Rio Tinto PLC	337,947	16,414,634
Rio Tinto PLC sponsored ADR (b)	80,737	3,962,572
South32 Ltd.	2,634,500	6,115,344
Vale SA sponsored ADR	527,081	5,834,787
Voestalpine AG	14,416	748,071
		115,356,638
Paper & Forest Products - 0.1%
Daio Paper Corp. (b)	29,500	361,723
Hokuetsu Kishu Paper Co. Ltd.	113,800	756,700
Mondi PLC	40,858	1,116,371
Nippon Paper Industries Co. Ltd.	70,100	1,342,890
Oji Holdings Corp.	459,000	2,409,087
Portucel Industrial Empresa Produtora de Celulosa SA	41,366	176,540
Stora Enso Oyj (R Shares)	104,420	1,372,347
UPM-Kymmene Corp.	71,687	1,865,528
		9,401,186

TOTAL MATERIALS		503,185,562

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.1%
British Land Co. PLC	909,600	7,192,486
Segro PLC	499,901	3,477,750
Westfield Corp. unit	1,978,252	11,684,503
		22,354,739
Real Estate Management & Development - 0.9%
Cheung Kong Property Holdings Ltd.	1,207,600	10,601,172
China Overseas Land and Investment Ltd.	1,848,000	6,458,525
Deutsche Wohnen AG (Bearer)	652,302	27,706,694
Fabege AB	75,568	1,515,973
Grand City Properties SA	564,515	12,298,092
Hufvudstaden AB Series A	78,888	1,401,880
LEG Immobilien AG	276,517	27,947,353
Mitsui Fudosan Co. Ltd.	405,400	8,769,193
Nexity	23,977	1,328,982
Open House Co. Ltd.	12,100	374,221
Savills PLC	191,554	2,193,370
TAG Immobilien AG	366,540	6,117,593
Vonovia SE	884,907	37,402,300
Wheelock and Co. Ltd.	149,000	1,114,775
		145,230,123

TOTAL REAL ESTATE		167,584,862

TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.4%
Bharti Infratel Ltd.	238,014	1,396,776
Cellnex Telecom Sau	445,885	9,960,533
Com Hem Holding AB	339,424	5,057,773
Deutsche Telekom AG	483,418	8,742,587
Inmarsat PLC	760,600	7,199,453
Nippon Telegraph & Telephone Corp.	184,000	9,160,327
Nippon Telegraph & Telephone Corp. sponsored ADR	74,743	3,717,717
Orange SA (a)	37,465	636,105
TDC A/S	1,754,000	10,449,852
Telefonica SA	881,357	9,508,691
		65,829,814
Wireless Telecommunication Services - 1.5%
Advanced Info Service PCL (For. Reg.)	1,416,600	7,999,172
China Mobile Ltd.	3,839,517	40,721,964
KDDI Corp.	3,448,000	93,021,339
NTT DOCOMO, Inc.	216,800	5,029,392
Orange Belgium	16,244	390,524
Rogers Communications, Inc. Class B (non-vtg.)	158,200	8,258,705
SK Telecom Co. Ltd.	140,507	31,819,003
SoftBank Corp.	294,200	23,951,179
SoftBank Corp. ADR	14,431	587,775
Vodafone Group PLC	13,146,749	37,622,165
		249,401,218

TOTAL TELECOMMUNICATION SERVICES		315,231,032

UTILITIES - 1.4%
Electric Utilities - 0.5%
Chubu Electric Power Co., Inc.	54,300	709,775
CLP Holdings Ltd.	828,000	8,744,747
Endesa SA	84,077	2,028,313
Enel SpA	5,700,127	34,533,509
Grupo Acciona SA	21,413	1,830,006
Iberdrola SA	1,071,439	8,751,168
Kansai Electric Power Co., Inc.	162,800	2,280,548
Kyushu Electric Power Co., Inc.	113,400	1,332,722
Red Electrica Corporacion SA	102,406	2,299,817
Scottish & Southern Energy PLC	1,068,037	19,680,371
Shikoku Electric Power Co., Inc.	65,300	850,590
Terna SpA	88,604	523,174
Tokyo Electric Power Co., Inc. (a)	446,000	1,805,340
		85,370,080
Gas Utilities - 0.2%
APA Group unit	993,540	6,997,758
China Resource Gas Group Ltd.	1,964,000	6,926,672
Gas Natural SDG SA	155,374	3,776,985
Infraestructura Energetica Nova S.A.B. de CV	251,900	1,368,742
Rubis	33,952	2,207,236
Tokyo Gas Co. Ltd.	564,000	2,991,993
		24,269,386
Independent Power and Renewable Electricity Producers - 0.0%
Electric Power Development Co. Ltd.	143,300	3,923,528
ENGIE Brasil Energia SA	104,100	1,193,834
		5,117,362
Multi-Utilities - 0.6%
A2A SpA	327,016	549,297
AGL Energy Ltd.	57,725	1,100,865
E.ON AG	619,029	7,005,843
ENGIE	3,099,303	51,727,705
National Grid PLC	1,068,047	13,461,500
National Grid PLC sponsored ADR	43,700	2,789,371
RWE AG	180,305	4,497,867
Veolia Environnement SA	870,333	20,421,293
		101,553,741
Water Utilities - 0.1%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	180,200	1,840,440
Guangdong Investment Ltd.	5,274,400	7,791,210
		9,631,650

TOTAL UTILITIES		225,942,219

TOTAL COMMON STOCKS
(Cost $5,442,145,784)		6,940,115,266

Nonconvertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Hyundai Motor Co.	39,211	3,362,233
Volkswagen AG	415,078	61,939,146
		65,301,379
CONSUMER STAPLES - 0.3%
Beverages - 0.1%
Ambev SA sponsored ADR	2,289,873	14,334,605
Household Products - 0.2%
Henkel AG & Co. KGaA	291,599	39,069,935

TOTAL CONSUMER STAPLES		53,404,540

FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	824,770	10,572,127
Itau Unibanco Holding SA sponsored ADR	30,120	384,632
		10,956,759
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	14,420	1,432,355
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Embraer SA sponsored ADR	8,200	186,140
MATERIALS - 0.0%
Chemicals - 0.0%
Fuchs Petrolub AG	38,144	2,120,578
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $120,755,379)		133,401,751

Equity Funds - 52.4%
Diversified Emerging Markets Funds - 0.0%
Matthews Pacific Tiger Fund Investor Class	18,816	538,700
Europe Stock Funds - 3.3%
Henderson European Focus Fund Class A	38	1,256
iShares Europe ETF	1,640,352	74,586,805
iShares MSCI Italy Capped ETF (b)	3,509,952	106,316,446
iShares MSCI Spain Capped ETF (b)	2,135,005	71,971,019
Vanguard FTSE Europe ETF	687,403	39,003,246
WisdomTree Europe Hedged Equity ETF	4,093,440	252,688,051
WisdomTree Europe SmallCap Dividend Fund ETF	26,837	1,804,252

TOTAL EUROPE STOCK FUNDS		546,371,075

Foreign Large Blend Funds - 20.4%
Artisan International Value Fund Investor Class	19,207,472	723,353,381
Dodge & Cox International Stock Fund	64	2,888
Harbor International Fund Institutional Class	8,813,027	604,573,626
Henderson International Opportunities Fund	16,611,749	478,750,615
Litman Gregory Masters International Fund Investor Class	223,313	3,836,524
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	44,619,516	761,208,944
Oakmark International Fund Investor Class	30,655,704	844,258,091
T. Rowe Price Overseas Stock Fund I Class	630,959	6,877,454
Thornburg International Value Fund Class I	45,484	1,260,808

TOTAL FOREIGN LARGE BLEND FUNDS		3,424,122,331

Foreign Large Growth Funds - 17.1%
American Funds EuroPacific Growth Fund Class F-1	859,804	46,773,328
Fidelity Canada Fund (d)	40,421	2,129,772
Fidelity Diversified International Fund (d)	18,491,893	739,305,875
Fidelity International Discovery Fund (d)	26,162,430	1,179,925,596
Fidelity Overseas Fund (d)	10,476,016	505,886,793
Invesco International Growth Fund R5 Class	695	24,935
JOHCM International Select Fund Class II Shares	6,109,883	133,562,048
Oppenheimer International Growth Fund Class I	6,026,363	250,154,310

TOTAL FOREIGN LARGE GROWTH FUNDS		2,857,762,657

Foreign Large Value Funds - 1.7%
iShares MSCI EAFE Value ETF	17,000	901,170
Pear Tree Polaris Foreign Value Fund Institutional Shares	13,728,332	288,294,970

TOTAL FOREIGN LARGE VALUE FUNDS		289,196,140

Foreign Small Mid Blend Funds - 1.5%
Franklin International Small Cap Growth Fund Class A	112,495	2,359,024
iShares MSCI EAFE Small-Cap ETF	4,005,605	241,297,645
Victory Trivalent International Small-Cap Fund Class A	544,850	7,350,028

TOTAL FOREIGN SMALL MID BLEND FUNDS		251,006,697

Foreign Small Mid Growth Funds - 0.1%
Fidelity International Small Cap Opportunities Fund (d)	402,456	7,252,250
Oberweis International Opportunities Fund	141,088	3,640,073
Thornburg International Growth Fund Class I	82,395	1,956,875
Wasatch International Growth Fund Investor Class	72	2,413

TOTAL FOREIGN SMALL MID GROWTH FUNDS		12,851,611

Foreign Small Mid Value Funds - 0.0%
Brandes International Small Cap Equity Fund Class A	166,944	2,375,608
Transamerica International Small Cap Value Fund	541,613	7,235,944

TOTAL FOREIGN SMALL MID VALUE FUNDS		9,611,552

Sector Funds - 0.5%
SPDR Dow Jones International Real Estate ETF (b)	1,174,390	46,059,576
Victory Global Natural Resources Fund Class A (a)	68	1,593
Voya International Real Estate Fund Class A	3,900,355	33,621,058

TOTAL SECTOR FUNDS		79,682,227

Other - 7.8%
Fidelity Advisor Japan Fund Class I (d)	3,328,793	46,902,690
Fidelity Japan Smaller Companies Fund (d)	5,795,633	103,220,228
iShares MSCI Australia ETF	9,298,507	210,611,184
iShares MSCI Japan ETF	15,743,423	861,322,672
Matthews Japan Fund Investor Class	153	3,463
WisdomTree Japan Hedged Equity ETF	1,571,820	81,828,949
WisdomTree Japan SmallCap Dividend ETF	23,829	1,747,142

TOTAL OTHER		1,305,636,328

TOTAL EQUITY FUNDS
(Cost $6,359,231,772)		8,776,779,318

Investment Companies - 1.5%
Investment Companies - 1.5%
iShares MSCI EMU Index ETF
(Cost $250,299,909)	5,986,980	250,435,373
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.98% to 1.15% 9/7/17 to 11/16/17 (e)
(Cost $18,608,855)	$18,640,000	18,610,130
	Shares

Money Market Funds - 4.2%
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)	89,033,618	89,042,522
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (h)	606,161,708	606,161,708
TOTAL MONEY MARKET FUNDS
(Cost $695,204,230)		695,204,230
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $12,886,245,929)		16,814,546,068
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(64,704,375)
NET ASSETS - 100%		$16,749,841,693

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	3,444	Sept. 2017	$338,803,500	$(8,663,392)	$(8,663,392)
ICE E-mini MSCI EAFE Index Contracts (United States)	1,207	Sept. 2017	116,765,180	1,705,831	1,705,831
TOTAL FUTURES CONTRACTS					$(6,957,561)

The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 instrument

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,600,149.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$454,850
Total	$454,850

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Japan Fund Class I	$--	$--	$7,120,248	$--	$1,699,375	$14,378,091	$46,902,690
Fidelity Canada Fund	6,996,592	--	5,250,000	--	1,248,335	(865,156)	2,129,772
Fidelity Diversified International Fund	709,910,798	--	71,822,818	--	13,916,533	87,301,363	739,305,875
Fidelity International Discovery Fund	1,071,017,829	--	85,387,382	--	14,590,290	179,704,873	1,179,925,596
Fidelity International Small Cap Opportunities Fund	3,126,908	3,474,772	--	--	--	650,570	7,252,250
Fidelity Japan Fund	51,222,399	--	2,370,618	--	489,405	(11,395,713)	--
Fidelity Japan Smaller Companies Fund	90,411,879	--	--	--	--	12,808,349	103,220,228
Fidelity Overseas Fund	477,768,614	--	49,475,973	--	7,582,833	70,011,319	505,886,793
Total	$2,410,455,019	$3,474,772	$221,427,039	$--	$39,526,771	$352,593,696	$2,584,623,204

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$670,364,838	$471,698,467	$198,666,371	$--
Consumer Staples	920,346,251	477,139,797	443,206,454	--
Energy	295,689,617	128,763,087	166,926,530	--
Financials	1,356,208,443	988,222,217	367,986,226	--
Health Care	544,741,127	261,710,387	283,030,740	--
Industrials	1,163,591,448	827,789,252	335,802,196	--
Information Technology	908,511,040	774,691,887	133,819,152	1
Materials	505,306,140	368,623,022	136,683,118	--
Real Estate	167,584,862	167,584,862	--	--
Telecommunication Services	315,231,032	95,740,244	219,490,788	--
Utilities	225,942,219	184,402,867	41,539,352	--
Equity Funds	8,776,779,318	8,776,779,318	--	--
Investment Companies	250,435,373	250,435,373	--	--
Other Short-Term Investments and Net Other Assets	18,610,130	--	18,610,130	--
Money Market Funds	695,204,230	695,204,230	--	--
Total Investments in Securities:	$16,814,546,068	$14,468,785,010	$2,345,761,057	$1
Derivative Instruments:
Assets
Futures Contracts	$1,705,831	$1,705,831	$--	$--
Total Assets	$1,705,831	$1,705,831	$--	$--
Liabilities
Futures Contracts	$(8,663,392)	$(8,663,392)	$--	$--
Total Liabilities	$(8,663,392)	$(8,663,392)	$--	$--
Total Derivative Instruments:	$(6,957,561)	$(6,957,561)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$92,783,648
Level 2 to Level 1	$340,636,050

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,705,831	$(8,663,392)
Total Equity Risk	1,705,831	(8,663,392)
Total Value of Derivatives	$1,705,831	$(8,663,392)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $86,429,767) — See accompanying schedule: Unaffiliated issuers (cost $11,049,814,440)	$14,140,880,342
Fidelity Central Funds (cost $89,042,522)	89,042,522
Affiliated issuers (cost $1,747,388,967)	2,584,623,204
Total Investment in Securities (cost $12,886,245,929)		$16,814,546,068
Cash		164,282
Foreign currency held at value (cost $595,921)		599,157
Receivable for investments sold		27,564,998
Receivable for fund shares sold		5,805,236
Dividends receivable		27,814,262
Interest receivable		569,340
Distributions receivable from Fidelity Central Funds		63,290
Receivable for daily variation margin on futures contracts		2,781,345
Prepaid expenses		60,512
Other receivables		534,040
Total assets		16,880,502,530
Liabilities
Payable for investments purchased	$31,481,268
Payable for fund shares redeemed	5,669,840
Accrued management fee	2,112,647
Other affiliated payables	1,201,374
Other payables and accrued expenses	1,149,427
Collateral on securities loaned	89,046,281
Total liabilities		130,660,837
Net Assets		$16,749,841,693
Net Assets consist of:
Paid in capital		$12,608,641,967
Undistributed net investment income		153,483,514
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		66,376,248
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,921,339,964
Net Assets, for 1,514,696,314 shares outstanding		$16,749,841,693
Net Asset Value, offering price and redemption price per share ($16,749,841,693 ÷ 1,514,696,314 shares)		$11.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$183,234,529
Interest		2,959,598
Income from Fidelity Central Funds		454,850
Income before foreign taxes withheld		186,648,977
Less foreign taxes withheld		(12,531,994)
Total income		174,116,983
Expenses
Management fee	$33,540,559
Transfer agent fees	6,136,532
Accounting and security lending fees	1,029,995
Custodian fees and expenses	433,111
Independent trustees' fees and expenses	93,857
Registration fees	58,480
Audit	44,115
Legal	42,485
Miscellaneous	100,257
Total expenses before reductions	41,479,391
Expense reductions	(21,113,747)	20,365,644
Net investment income (loss)		153,751,339
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $89,162)	239,084,745
Fidelity Central Funds	(13,460)
Affiliated issuers	39,526,771
Foreign currency transactions	(627,468)
Futures contracts	66,511,258
Total net realized gain (loss)		344,481,846
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $185,370)	1,247,863,822
Fidelity Central Funds	(2,032)
Other Affiliated issuers	352,593,696
Assets and liabilities in foreign currencies	841,984
Futures contracts	(29,480,900)
Total change in net unrealized appreciation (depreciation)		$1,571,816,570
Net gain (loss)		1,916,298,416
Net increase (decrease) in net assets resulting from operations		$2,070,049,755

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$153,751,339	$322,117,751
Net realized gain (loss)	344,481,846	(222,844,244)
Change in net unrealized appreciation (depreciation)	1,571,816,570	2,329,095,376
Net increase (decrease) in net assets resulting from operations	2,070,049,755	2,428,368,883
Distributions to shareholders from net investment income	–	(314,322,625)
Distributions to shareholders from net realized gain	–	(34,230,098)
Total distributions	–	(348,552,723)
Share transactions
Proceeds from sales of shares	845,388,541	2,067,853,087
Reinvestment of distributions	–	347,611,913
Cost of shares redeemed	(2,306,970,165)	(6,887,562,797)
Net increase (decrease) in net assets resulting from share transactions	(1,461,581,624)	(4,472,097,797)
Total increase (decrease) in net assets	608,468,131	(2,392,281,637)
Net Assets
Beginning of period	16,141,373,562	18,533,655,199
End of period	$16,749,841,693	$16,141,373,562
Other Information
Undistributed net investment income end of period	$153,483,514	$–
Distributions in excess of net investment income end of period	$–	$(267,825)
Shares
Sold	80,359,634	220,292,039
Issued in reinvestment of distributions	–	37,211,878
Redeemed	(216,502,975)	(727,426,285)
Net increase (decrease)	(136,143,341)	(469,922,368)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.78	$8.74	$10.45	$10.77	$9.23	$8.52
Income from Investment Operations
Net investment income (loss)B	.10	.17	.16	.17	.18C	.16
Net realized and unrealized gain (loss)	1.18	1.07	(1.54)	(.10)	1.55	.74
Total from investment operations	1.28	1.24	(1.38)	.07	1.73	.90
Distributions from net investment income	–	(.18)	(.16)	(.18)	(.13)	(.17)
Distributions from net realized gain	–	(.02)	(.17)	(.21)	(.06)	(.02)
Total distributions	–	(.20)	(.33)	(.39)	(.19)	(.19)
Net asset value, end of period	$11.06	$9.78	$8.74	$10.45	$10.77	$9.23
Total ReturnD,E	13.09%	14.33%	(13.60)%	.85%	18.78%	10.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.48%	.45%	.41%	.43%	.43%
Expenses net of fee waivers, if any	.24%H	.23%	.20%	.16%	.17%	.18%
Expenses net of all reductions	.24%H	.22%	.20%	.16%	.17%	.17%
Net investment income (loss)	1.83%H	1.81%	1.57%	1.63%	1.77%C	1.94%
Supplemental Data
Net assets, end of period (000 omitted)	$16,749,842	$16,141,374	$18,533,655	$24,528,266	$22,807,024	$13,664,047
Portfolio turnover rateI	28%H	28%	28%	20%	11%	25%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,085,000,799
Gross unrealized depreciation	(190,405,627)
Net unrealized appreciation (depreciation)	$3,894,595,172
Tax cost	$12,912,993,335

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(141,017,003)
Long-term	(55,842,707)
Total capital loss carryforward	$(196,859,710)

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $66,511,258 and a change in net unrealized appreciation (depreciation) of $(29,480,900) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,197,576,953 and $3,230,173,248, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .40% of the Fund's average net assets.

Sub-Advisers. Arrowstreet Capital, Limited Partnership, Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), Thompson, Siegel & Walmsley LLC and William Blair Investment Management, LLP each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser), FIL Investment Advisors and Geode Capital Management, LLC, have been retained to serve as a sub-adviser for the Fund. As of the date of this report, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,497 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23,163 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of from Fidelity Central Funds. Total security lending income during the period amounted to $454,850.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2020. During the period, this waiver reduced the Fund's management fee by $ 21,026,108.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $84,460 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3,179.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity International Discovery Fund	11%
Fidelity Japan Fund	11%
Fidelity Japan Smaller Companies Fund	15%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Actual	.24%	$1,000.00	$1,130.90	$1.29
Hypothetical-C		$1,000.00	$1,024.00	$1.22

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

SIT-SANN-1017
1.912867.107

Strategic Advisers® Emerging Markets Fund of Funds Class L and Class N Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Holdings as of August 31, 2017

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Causeway Emerging Markets Fund - Investor Class	19.8	19.8
Acadian Emerging Markets Portfolio Institutional Class	15.7	15.8
Lazard Emerging Markets Equity Portfolio Institutional Class	14.7	15.6
T. Rowe Price Emerging Markets Stock Fund Class I	13.5	13.3
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	13.1	12.6
Oppenheimer Developing Markets Fund Class Y	11.8	11.7
Fidelity Emerging Markets Fund	9.6	9.2
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	1.7	1.9
	99.9

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Diversifed Emerging Markets Funds	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

As of February 28, 2017
Diversifed Emerging Markets Funds	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.9%
	Shares	Value
Diversified Emerging Markets Funds - 99.9%
Acadian Emerging Markets Portfolio Institutional Class	119,424	$2,575,984
Causeway Emerging Markets Fund - Investor Class	239,306	3,252,171
Fidelity Emerging Markets Fund (a)	52,712	1,585,575
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	100,509	2,155,916
Lazard Emerging Markets Equity Portfolio Institutional Class	125,791	2,425,255
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	14,589	284,781
Oppenheimer Developing Markets Fund Class Y	47,273	1,937,263
T. Rowe Price Emerging Markets Stock Fund Class I	53,251	2,218,985
TOTAL EQUITY FUNDS
(Cost $12,897,920)		16,435,930

Money Market Funds - 0.2%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (b)
(Cost $32,578)	32,578	32,578
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $12,930,498)		16,468,508
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,515)
NET ASSETS - 100%		$16,456,993

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$1,278,792	$--	$--	$--	$--	$306,783	$1,585,575
Total	$1,278,792	$--	$--	$--	$--	$306,783	$1,585,575

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $11,706,895)	$14,882,933
Affiliated issuers (cost $1,223,603)	1,585,575
Total Investment in Securities (cost $12,930,498)		$16,468,508
Receivable for fund shares sold		24,342
Interest receivable		26
Prepaid expenses		45
Receivable from investment adviser for expense reductions		3,265
Other receivables		212
Total assets		16,496,398
Liabilities
Payable for investments purchased	$24,342
Payable for audit fees	12,161
Distribution and service plan fees payable	24
Other affiliated payables	166
Other payables and accrued expenses	2,712
Total liabilities		39,405
Net Assets		$16,456,993
Net Assets consist of:
Paid in capital		$14,497,679
Undistributed net investment income		1,878
Accumulated undistributed net realized gain (loss) on investments		(1,580,574)
Net unrealized appreciation (depreciation) on investments		3,538,010
Net Assets		$16,456,993
Emerging Markets:
Net Asset Value, offering price and redemption price per share ($13,476,566 ÷ 1,180,505 shares)		$11.42
Class F:
Net Asset Value, offering price and redemption price per share ($2,706,356 ÷ 237,082 shares)		$11.42
Class L:
Net Asset Value, offering price and redemption price per share ($155,739 ÷ 13,635 shares)		$11.42
Class N:
Net Asset Value, offering price and redemption price per share ($118,332 ÷ 10,382 shares)		$11.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$11,734
Interest		120
Total income		11,854
Expenses
Management fee	$22,710
Transfer agent fees	125
Distribution and service plan fees	136
Accounting fees and expenses	945
Custodian fees and expenses	4,840
Independent trustees' fees and expenses	82
Registration fees	28,259
Audit	16,919
Legal	33
Miscellaneous	225
Total expenses before reductions	74,274
Expense reductions	(66,546)	7,728
Net investment income (loss)		4,126
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,295
Total net realized gain (loss)		29,295
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,267,228
Other Affiliated issuers	306,783
Total change in net unrealized appreciation (depreciation)		2,574,011
Net gain (loss)		2,603,306
Net increase (decrease) in net assets resulting from operations		$2,607,432

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,126	$126,081
Net realized gain (loss)	29,295	(861,136)
Change in net unrealized appreciation (depreciation)	2,574,011	3,625,745
Net increase (decrease) in net assets resulting from operations	2,607,432	2,890,690
Distributions to shareholders from net investment income	–	(116,905)
Share transactions - net increase (decrease)	10,119	992,521
Redemption fees	258	832
Total increase (decrease) in net assets	2,617,809	3,767,138
Net Assets
Beginning of period	13,839,184	10,072,046
End of period	$16,456,993	$13,839,184
Other Information
Undistributed net investment income end of period	$1,878	$–
Distributions in excess of net investment income end of period	$–	$(2,248)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013B
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$7.52	$10.04	$9.75	$10.53	$10.00
Income from Investment Operations
Net investment income (loss)C	–	.10	.10	.13	.13	.14
Net realized and unrealized gain (loss)	1.81	2.08	(2.47)	.34	(.78)	.53
Total from investment operations	1.81	2.18	(2.37)	.47	(.65)	.67
Distributions from net investment income	–	(.09)	(.12)	(.15)	(.11)	(.14)
Distributions from net realized gain	–	–	(.03)	(.04)	(.03)	–
Total distributions	–	(.09)	(.15)	(.18)D	(.13)E	(.14)
Redemption fees added to paid in capitalC,F	–	–	–	–	–	–
Net asset value, end of period	$11.42	$9.61	$7.52	$10.04	$9.75	$10.53
Total ReturnG,H	18.83%	29.08%	(23.79)%	4.86%	(6.18)%	6.71%
Ratios to Average Net AssetsI
Expenses before reductions	.98%J	1.10%	1.09%	1.07%	1.25%	1.14%J
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.10%J	.09%	.09%	.10%	.10%	.10%J
Net investment income (loss)	.06%J	1.08%	1.14%	1.29%	1.29%	1.71%J
Supplemental Data
Net assets, end of period (000 omitted)	$13,477	$11,425	$8,485	$10,979	$9,832	$9,475
Portfolio turnover rateK	16%J	49%	61%	11%	10%	8%J

 A For the year ended February 29.

 B For the period May 2, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 E Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$7.52	$10.04	$9.75	$10.53	$10.43
Income from Investment Operations
Net investment income (loss)C	–	.10	.10	.13	.13	.10
Net realized and unrealized gain (loss)	1.81	2.08	(2.47)	.34	(.78)	.14
Total from investment operations	1.81	2.18	(2.37)	.47	(.65)	.24
Distributions from net investment income	–	(.09)	(.12)	(.15)	(.11)	(.14)
Distributions from net realized gain	–	–	(.03)	(.04)	(.03)	–
Total distributions	–	(.09)	(.15)	(.18)D	(.13)E	(.14)
Redemption fees added to paid in capitalC,F	–	–	–	–	–	–
Net asset value, end of period	$11.42	$9.61	$7.52	$10.04	$9.75	$10.53
Total ReturnG,H	18.83%	29.08%	(23.79)%	4.86%	(6.18)%	2.31%
Ratios to Average Net AssetsI
Expenses before reductions	.98%J	1.08%	1.04%	1.03%	1.43%	1.14%J
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.10%J	.09%	.09%	.10%	.10%	.10%J
Net investment income (loss)	.05%J	1.08%	1.15%	1.29%	1.29%	4.90%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,706	$2,184	$1,407	$988	$466	$154
Portfolio turnover rateK	16%J	49%	61%	11%	10%	8%J

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 E Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$7.52	$10.05	$9.75	$10.13
Income from Investment Operations
Net investment income (loss)C	–	.10	.10	.13	.11
Net realized and unrealized gain (loss)	1.81	2.08	(2.48)	.35	(.36)
Total from investment operations	1.81	2.18	(2.38)	.48	(.25)
Distributions from net investment income	–	(.09)	(.12)	(.15)	(.11)
Distributions from net realized gain	–	–	(.03)	(.04)	(.02)
Total distributions	–	(.09)	(.15)	(.18)D	(.13)
Redemption fees added to paid in capitalC,E	–	–	–	–	–
Net asset value, end of period	$11.42	$9.61	$7.52	$10.05	$9.75
Total ReturnF,G	18.83%	29.08%	(23.87)%	4.97%	(2.56)%
Ratios to Average Net AssetsH
Expenses before reductions	.98%I	1.10%	1.08%	1.07%	1.79%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.09%	.10%	.10%I
Net investment income (loss)	.06%I	1.08%	1.15%	1.29%	3.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$156	$131	$103	$102	$97
Portfolio turnover rateJ	16%I	49%	61%	11%	10%I

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$7.52	$10.05	$9.75	$10.13
Income from Investment Operations
Net investment income (loss)C	(.01)	.07	.08	.11	.10
Net realized and unrealized gain (loss)	1.81	2.08	(2.48)	.34	(.36)
Total from investment operations	1.80	2.15	(2.40)	.45	(.26)
Distributions from net investment income	–	(.07)	(.10)	(.12)	(.10)
Distributions from net realized gain	–	–	(.03)	(.04)	(.02)
Total distributions	–	(.07)	(.13)	(.15)D	(.12)
Redemption fees added to paid in capitalC,E	–	–	–	–	–
Net asset value, end of period	$11.40	$9.60	$7.52	$10.05	$9.75
Total ReturnF,G	18.75%	28.68%	(24.04)%	4.69%	(2.59)%
Ratios to Average Net AssetsH
Expenses before reductions	1.23%I	1.35%	1.33%	1.32%	2.05%I
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%	.35%I
Expenses net of all reductions	.35%I	.35%	.34%	.35%	.35%I
Net investment income (loss)	(.20)%I	.82%	.89%	1.04%	3.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$118	$100	$77	$102	$97
Portfolio turnover rateJ	16%I	49%	61%	11%	10%I

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $.15 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.035 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers Emerging Markets Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Emerging Markets, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) value its investments.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustee compensation, capital loss carryforwards, short term gain distributions from the underlying Funds and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,379,200
Gross unrealized depreciation	(4,433)
Net unrealized appreciation (depreciation)	$3,374,767
Tax cost	$13,093,741

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	(706,109)
Long-term	(717,079)
Total capital loss carryforward	$(1,423,188)

The Fund elected to defer to its next fiscal year approximately $2,088 of ordinary losses recognized during the period January 1, 2017 to February 28, 2017.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $1,197,860 and $1,192,692, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.25% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, FIL Investment Advisors, M&G Investments Management Limited, Somerset Capital Management LLP, T. Rowe Price Associates, Inc. and FIAM LLC (an affiliate of the investment adviser) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$136	$136

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a),(b)
Emerging Markets	$123	-
Class L	1	–
Class N	1	–
	$125

 (a) Annualized

 (b) Amount represents less than 0.005%.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2018. During the period, this waiver reduced the Fund's management fee by $22,710.

The investment adviser has also contractually agreed to reimburse Emerging Markets, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Emerging Markets	.10%	$36,148
Class F	.10%	6,962
Class L	.10%	413
Class N	.35%	313

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Emerging Markets	$–	$95,955
Class F	–	19,045
Class L	–	1,183
Class N	–	722
Total	$–	$116,905

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Emerging Markets
Shares sold	100,280	267,795	$1,045,967	$2,443,159
Reinvestment of distributions	–	10,953	–	95,955
Shares redeemed	(109,015)	(217,663)	(1,135,987)	(1,914,192)
Net increase (decrease)	(8,735)	61,085	$(90,020)	$624,922
Class F
Shares sold	57,468	93,977	$595,361	$841,412
Reinvestment of distributions	–	2,174	–	19,045
Shares redeemed	(47,785)	(55,842)	(495,717)	(492,467)
Net increase (decrease)	9,683	40,309	$99,644	$367,990
Class L
Shares sold	68	682	$710	$6,034
Reinvestment of distributions	–	135	–	1,183
Shares redeemed	(20)	(922)	(215)	(8,330)
Net increase (decrease)	48	(105)	$495	$(1,113)
Class N
Reinvestment of distributions	–	82	$–	$ 722
Net increase (decrease)	–	82	$–	$722

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 71% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Emerging Markets	.10%
Actual		$1,000.00	$1,188.30	$.55
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class F	.10%
Actual		$1,000.00	$1,188.30	$.55
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class L	.10%
Actual		$1,000.00	$1,188.30	$.55
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class N	.35%
Actual		$1,000.00	$1,187.50	$1.93
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund of Funds

On March 7, 2017, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement with T. Rowe Price Associates, Inc. (New Sub-Adviser) and through T. Rowe Price Associates, a sub-subadvisory agreement with T. Rowe Price International Ltd. (together, the Sub-Advisory Agreements) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreements.

In considering whether to approve the Sub-Advisory Agreements , the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreements is in the best interests of the fund and its shareholders and that the approval of such agreements does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreements bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by the New Sub-Adviser from its oversight of the New Sub-Adviser as a sub-adviser on other funds overseen by the Board and that the same support staff, including compliance personnel, that currently provides services to other Strategic Advisers funds will also provide services to the fund. The Board also took into consideration the fund's investment objective, strategies and related investment philosophy, and current sub-adviser lineup as well as information regarding the investment strategy to be used by the New Sub-Adviser on behalf of the fund. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program with respect to the investment personnel that will provide services to the fund and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that the New Sub-Adviser will utilize a different investment mandate to manage the fund than it currently uses in managing other Strategic Advisers funds and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund and its use of technology. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board also noted that it reviewed information regarding (i) the nature, extent, quality and cost of advisory services provided by the New Sub-Adviser in connection with the annual renewal of existing sub-advisory agreements on behalf of other Strategic Advisers funds and (ii) the resources devoted to compliance policies and procedures at its September 2016 Board meeting.

Investment Performance.  The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreements should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreements, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total management fee and total operating expenses, if any, as a result of hiring the New Sub-Adviser. The Board noted that T. Rowe Price Associates, Inc. will compensate T. Rowe Price International Ltd. pursuant to the terms of the sub-subadvisory agreement and that the fund and Strategic Advisers are not responsible for any such fees or expenses.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.25% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.30% portion of the fund's management fee through April 30, 2018. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.10%, 0.10% and 0.35%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) exceed 0.10% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that there are no expected changes to the fund's total management fee and total net expenses as a result of approving the Sub-Advisory Agreement because Strategic Advisers does not expect to allocate any assets of the fund to the New Sub-Adviser at this time.

Based on its review, the Board concluded that the fund's management fee structure and any projected changes to total expenses (if any) continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates and each sub-adviser from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers and each sub-advisory agreement. With respect to the Sub-Advisory Agreements, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the New Sub-Adviser as assets allocated to the New Sub-Adviser grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreements' fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreements should be approved because the agreements are in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

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RMF-L-RMF-N-SANN-1017
1.9585959.103

Strategic Advisers® Emerging Markets Fund of Funds Class F Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Holdings as of August 31, 2017

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Causeway Emerging Markets Fund - Investor Class	19.8	19.8
Acadian Emerging Markets Portfolio Institutional Class	15.7	15.8
Lazard Emerging Markets Equity Portfolio Institutional Class	14.7	15.6
T. Rowe Price Emerging Markets Stock Fund Class I	13.5	13.3
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	13.1	12.6
Oppenheimer Developing Markets Fund Class Y	11.8	11.7
Fidelity Emerging Markets Fund	9.6	9.2
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	1.7	1.9
	99.9

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Diversifed Emerging Markets Funds	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

As of February 28, 2017
Diversifed Emerging Markets Funds	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.9%
	Shares	Value
Diversified Emerging Markets Funds - 99.9%
Acadian Emerging Markets Portfolio Institutional Class	119,424	$2,575,984
Causeway Emerging Markets Fund - Investor Class	239,306	3,252,171
Fidelity Emerging Markets Fund (a)	52,712	1,585,575
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	100,509	2,155,916
Lazard Emerging Markets Equity Portfolio Institutional Class	125,791	2,425,255
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	14,589	284,781
Oppenheimer Developing Markets Fund Class Y	47,273	1,937,263
T. Rowe Price Emerging Markets Stock Fund Class I	53,251	2,218,985
TOTAL EQUITY FUNDS
(Cost $12,897,920)		16,435,930

Money Market Funds - 0.2%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (b)
(Cost $32,578)	32,578	32,578
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $12,930,498)		16,468,508
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,515)
NET ASSETS - 100%		$16,456,993

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$1,278,792	$--	$--	$--	$--	$306,783	$1,585,575
Total	$1,278,792	$--	$--	$--	$--	$306,783	$1,585,575

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $11,706,895)	$14,882,933
Affiliated issuers (cost $1,223,603)	1,585,575
Total Investment in Securities (cost $12,930,498)		$16,468,508
Receivable for fund shares sold		24,342
Interest receivable		26
Prepaid expenses		45
Receivable from investment adviser for expense reductions		3,265
Other receivables		212
Total assets		16,496,398
Liabilities
Payable for investments purchased	$24,342
Payable for audit fees	12,161
Distribution and service plan fees payable	24
Other affiliated payables	166
Other payables and accrued expenses	2,712
Total liabilities		39,405
Net Assets		$16,456,993
Net Assets consist of:
Paid in capital		$14,497,679
Undistributed net investment income		1,878
Accumulated undistributed net realized gain (loss) on investments		(1,580,574)
Net unrealized appreciation (depreciation) on investments		3,538,010
Net Assets		$16,456,993
Emerging Markets:
Net Asset Value, offering price and redemption price per share ($13,476,566 ÷ 1,180,505 shares)		$11.42
Class F:
Net Asset Value, offering price and redemption price per share ($2,706,356 ÷ 237,082 shares)		$11.42
Class L:
Net Asset Value, offering price and redemption price per share ($155,739 ÷ 13,635 shares)		$11.42
Class N:
Net Asset Value, offering price and redemption price per share ($118,332 ÷ 10,382 shares)		$11.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$11,734
Interest		120
Total income		11,854
Expenses
Management fee	$22,710
Transfer agent fees	125
Distribution and service plan fees	136
Accounting fees and expenses	945
Custodian fees and expenses	4,840
Independent trustees' fees and expenses	82
Registration fees	28,259
Audit	16,919
Legal	33
Miscellaneous	225
Total expenses before reductions	74,274
Expense reductions	(66,546)	7,728
Net investment income (loss)		4,126
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,295
Total net realized gain (loss)		29,295
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,267,228
Other Affiliated issuers	306,783
Total change in net unrealized appreciation (depreciation)		2,574,011
Net gain (loss)		2,603,306
Net increase (decrease) in net assets resulting from operations		$2,607,432

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,126	$126,081
Net realized gain (loss)	29,295	(861,136)
Change in net unrealized appreciation (depreciation)	2,574,011	3,625,745
Net increase (decrease) in net assets resulting from operations	2,607,432	2,890,690
Distributions to shareholders from net investment income	–	(116,905)
Share transactions - net increase (decrease)	10,119	992,521
Redemption fees	258	832
Total increase (decrease) in net assets	2,617,809	3,767,138
Net Assets
Beginning of period	13,839,184	10,072,046
End of period	$16,456,993	$13,839,184
Other Information
Undistributed net investment income end of period	$1,878	$–
Distributions in excess of net investment income end of period	$–	$(2,248)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013B
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$7.52	$10.04	$9.75	$10.53	$10.00
Income from Investment Operations
Net investment income (loss)C	–	.10	.10	.13	.13	.14
Net realized and unrealized gain (loss)	1.81	2.08	(2.47)	.34	(.78)	.53
Total from investment operations	1.81	2.18	(2.37)	.47	(.65)	.67
Distributions from net investment income	–	(.09)	(.12)	(.15)	(.11)	(.14)
Distributions from net realized gain	–	–	(.03)	(.04)	(.03)	–
Total distributions	–	(.09)	(.15)	(.18)D	(.13)E	(.14)
Redemption fees added to paid in capitalC,F	–	–	–	–	–	–
Net asset value, end of period	$11.42	$9.61	$7.52	$10.04	$9.75	$10.53
Total ReturnG,H	18.83%	29.08%	(23.79)%	4.86%	(6.18)%	6.71%
Ratios to Average Net AssetsI
Expenses before reductions	.98%J	1.10%	1.09%	1.07%	1.25%	1.14%J
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.10%J	.09%	.09%	.10%	.10%	.10%J
Net investment income (loss)	.06%J	1.08%	1.14%	1.29%	1.29%	1.71%J
Supplemental Data
Net assets, end of period (000 omitted)	$13,477	$11,425	$8,485	$10,979	$9,832	$9,475
Portfolio turnover rateK	16%J	49%	61%	11%	10%	8%J

 A For the year ended February 29.

 B For the period May 2, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 E Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$7.52	$10.04	$9.75	$10.53	$10.43
Income from Investment Operations
Net investment income (loss)C	–	.10	.10	.13	.13	.10
Net realized and unrealized gain (loss)	1.81	2.08	(2.47)	.34	(.78)	.14
Total from investment operations	1.81	2.18	(2.37)	.47	(.65)	.24
Distributions from net investment income	–	(.09)	(.12)	(.15)	(.11)	(.14)
Distributions from net realized gain	–	–	(.03)	(.04)	(.03)	–
Total distributions	–	(.09)	(.15)	(.18)D	(.13)E	(.14)
Redemption fees added to paid in capitalC,F	–	–	–	–	–	–
Net asset value, end of period	$11.42	$9.61	$7.52	$10.04	$9.75	$10.53
Total ReturnG,H	18.83%	29.08%	(23.79)%	4.86%	(6.18)%	2.31%
Ratios to Average Net AssetsI
Expenses before reductions	.98%J	1.08%	1.04%	1.03%	1.43%	1.14%J
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.10%J	.09%	.09%	.10%	.10%	.10%J
Net investment income (loss)	.05%J	1.08%	1.15%	1.29%	1.29%	4.90%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,706	$2,184	$1,407	$988	$466	$154
Portfolio turnover rateK	16%J	49%	61%	11%	10%	8%J

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 E Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$7.52	$10.05	$9.75	$10.13
Income from Investment Operations
Net investment income (loss)C	–	.10	.10	.13	.11
Net realized and unrealized gain (loss)	1.81	2.08	(2.48)	.35	(.36)
Total from investment operations	1.81	2.18	(2.38)	.48	(.25)
Distributions from net investment income	–	(.09)	(.12)	(.15)	(.11)
Distributions from net realized gain	–	–	(.03)	(.04)	(.02)
Total distributions	–	(.09)	(.15)	(.18)D	(.13)
Redemption fees added to paid in capitalC,E	–	–	–	–	–
Net asset value, end of period	$11.42	$9.61	$7.52	$10.05	$9.75
Total ReturnF,G	18.83%	29.08%	(23.87)%	4.97%	(2.56)%
Ratios to Average Net AssetsH
Expenses before reductions	.98%I	1.10%	1.08%	1.07%	1.79%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.09%	.10%	.10%I
Net investment income (loss)	.06%I	1.08%	1.15%	1.29%	3.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$156	$131	$103	$102	$97
Portfolio turnover rateJ	16%I	49%	61%	11%	10%I

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$7.52	$10.05	$9.75	$10.13
Income from Investment Operations
Net investment income (loss)C	(.01)	.07	.08	.11	.10
Net realized and unrealized gain (loss)	1.81	2.08	(2.48)	.34	(.36)
Total from investment operations	1.80	2.15	(2.40)	.45	(.26)
Distributions from net investment income	–	(.07)	(.10)	(.12)	(.10)
Distributions from net realized gain	–	–	(.03)	(.04)	(.02)
Total distributions	–	(.07)	(.13)	(.15)D	(.12)
Redemption fees added to paid in capitalC,E	–	–	–	–	–
Net asset value, end of period	$11.40	$9.60	$7.52	$10.05	$9.75
Total ReturnF,G	18.75%	28.68%	(24.04)%	4.69%	(2.59)%
Ratios to Average Net AssetsH
Expenses before reductions	1.23%I	1.35%	1.33%	1.32%	2.05%I
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%	.35%I
Expenses net of all reductions	.35%I	.35%	.34%	.35%	.35%I
Net investment income (loss)	(.20)%I	.82%	.89%	1.04%	3.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$118	$100	$77	$102	$97
Portfolio turnover rateJ	16%I	49%	61%	11%	10%I

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $.15 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.035 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers Emerging Markets Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Emerging Markets, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) value its investments.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustee compensation, capital loss carryforwards, short term gain distributions from the underlying Funds and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,379,200
Gross unrealized depreciation	(4,433)
Net unrealized appreciation (depreciation)	$3,374,767
Tax cost	$13,093,741

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	(706,109)
Long-term	(717,079)
Total capital loss carryforward	$(1,423,188)

The Fund elected to defer to its next fiscal year approximately $2,088 of ordinary losses recognized during the period January 1, 2017 to February 28, 2017.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $1,197,860 and $1,192,692, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.25% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, FIL Investment Advisors, M&G Investments Management Limited, Somerset Capital Management LLP, T. Rowe Price Associates, Inc. and FIAM LLC (an affiliate of the investment adviser) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$136	$136

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a),(b)
Emerging Markets	$123	-
Class L	1	–
Class N	1	–
	$125

 (a) Annualized

 (b) Amount represents less than 0.005%.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2018. During the period, this waiver reduced the Fund's management fee by $22,710.

The investment adviser has also contractually agreed to reimburse Emerging Markets, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Emerging Markets	.10%	$36,148
Class F	.10%	6,962
Class L	.10%	413
Class N	.35%	313

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Emerging Markets	$–	$95,955
Class F	–	19,045
Class L	–	1,183
Class N	–	722
Total	$–	$116,905

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Emerging Markets
Shares sold	100,280	267,795	$1,045,967	$2,443,159
Reinvestment of distributions	–	10,953	–	95,955
Shares redeemed	(109,015)	(217,663)	(1,135,987)	(1,914,192)
Net increase (decrease)	(8,735)	61,085	$(90,020)	$624,922
Class F
Shares sold	57,468	93,977	$595,361	$841,412
Reinvestment of distributions	–	2,174	–	19,045
Shares redeemed	(47,785)	(55,842)	(495,717)	(492,467)
Net increase (decrease)	9,683	40,309	$99,644	$367,990
Class L
Shares sold	68	682	$710	$6,034
Reinvestment of distributions	–	135	–	1,183
Shares redeemed	(20)	(922)	(215)	(8,330)
Net increase (decrease)	48	(105)	$495	$(1,113)
Class N
Reinvestment of distributions	–	82	$–	$ 722
Net increase (decrease)	–	82	$–	$722

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 71% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Emerging Markets	.10%
Actual		$1,000.00	$1,188.30	$.55
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class F	.10%
Actual		$1,000.00	$1,188.30	$.55
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class L	.10%
Actual		$1,000.00	$1,188.30	$.55
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class N	.35%
Actual		$1,000.00	$1,187.50	$1.93
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund of Funds

On March 7, 2017, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement with T. Rowe Price Associates, Inc. (New Sub-Adviser) and through T. Rowe Price Associates, a sub-subadvisory agreement with T. Rowe Price International Ltd. (together, the Sub-Advisory Agreements) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreements.

In considering whether to approve the Sub-Advisory Agreements , the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreements is in the best interests of the fund and its shareholders and that the approval of such agreements does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreements bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by the New Sub-Adviser from its oversight of the New Sub-Adviser as a sub-adviser on other funds overseen by the Board and that the same support staff, including compliance personnel, that currently provides services to other Strategic Advisers funds will also provide services to the fund. The Board also took into consideration the fund's investment objective, strategies and related investment philosophy, and current sub-adviser lineup as well as information regarding the investment strategy to be used by the New Sub-Adviser on behalf of the fund. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program with respect to the investment personnel that will provide services to the fund and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that the New Sub-Adviser will utilize a different investment mandate to manage the fund than it currently uses in managing other Strategic Advisers funds and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund and its use of technology. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board also noted that it reviewed information regarding (i) the nature, extent, quality and cost of advisory services provided by the New Sub-Adviser in connection with the annual renewal of existing sub-advisory agreements on behalf of other Strategic Advisers funds and (ii) the resources devoted to compliance policies and procedures at its September 2016 Board meeting.

Investment Performance.  The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreements should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreements, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total management fee and total operating expenses, if any, as a result of hiring the New Sub-Adviser. The Board noted that T. Rowe Price Associates, Inc. will compensate T. Rowe Price International Ltd. pursuant to the terms of the sub-subadvisory agreement and that the fund and Strategic Advisers are not responsible for any such fees or expenses.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.25% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.30% portion of the fund's management fee through April 30, 2018. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.10%, 0.10% and 0.35%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) exceed 0.10% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that there are no expected changes to the fund's total management fee and total net expenses as a result of approving the Sub-Advisory Agreement because Strategic Advisers does not expect to allocate any assets of the fund to the New Sub-Adviser at this time.

Based on its review, the Board concluded that the fund's management fee structure and any projected changes to total expenses (if any) continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates and each sub-adviser from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers and each sub-advisory agreement. With respect to the Sub-Advisory Agreements, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the New Sub-Adviser as assets allocated to the New Sub-Adviser grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreements' fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreements should be approved because the agreements are in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

RMF-F-SANN-1017
1.951488.104

Strategic Advisers® Core Income Multi-Manager Fund Class L and Class N Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2017

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Western Asset Core Bond Fund Class I	31.8	29.5
Metropolitan West Total Return Bond Fund Class I	23.0	23.7
PIMCO Total Return Fund Institutional Class	22.8	22.6
U.S. Treasury Obligations	9.3	8.3
Fannie Mae	2.6	3.3
Freddie Mac	1.1	1.0
Ginnie Mae	0.9	1.2
Goldman Sachs Group, Inc.	0.7	0.8
Verizon Communications, Inc.	0.5	0.6
Time Warner Cable, Inc.	0.3	0.5
	93.0

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Corporate Bonds	7.4%
U.S. Government and U.S. Government Agency Obligations	13.9%
Municipal Securities	0.4%
Intermediate-Term Bond Funds	77.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

As of February 28, 2017
Corporate Bonds	8.3%
U.S. Government and U.S. Government Agency Obligations	13.8%
CMOs and Other Mortgage Related Securities	0.5%
Municipal Securities	0.5%
Intermediate-Term Bond Funds	75.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 7.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.2%
General Motors Co. 3.5% 10/2/18	$20,000	$20,329
General Motors Financial Co., Inc.:
3.25% 5/15/18	10,000	10,100
3.5% 7/10/19	10,000	10,245
4.25% 5/15/23	10,000	10,424
4.375% 9/25/21	55,000	58,320
		109,418
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	2,000	2,049
3.7% 1/30/26	5,000	5,264
		7,313
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	100,000	104,070
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	13,000	13,758
4.908% 7/23/25	16,000	17,141
5.375% 5/1/47 (a)	11,000	11,229
6.484% 10/23/45	4,000	4,600
NBCUniversal, Inc. 5.15% 4/30/20	100,000	108,665
Time Warner Cable, Inc.:
4% 9/1/21	118,000	122,951
5.5% 9/1/41	10,000	10,243
5.875% 11/15/40	13,000	13,945
6.55% 5/1/37	18,000	20,807
7.3% 7/1/38	17,000	20,957
8.25% 4/1/19	17,000	18,572
		362,868

TOTAL CONSUMER DISCRETIONARY		583,669

CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	20,000	20,376
3.3% 2/1/23	20,000	20,747
3.65% 2/1/26	20,000	20,836
4.7% 2/1/36	23,000	25,498
4.9% 2/1/46	26,000	29,626
		117,083
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	7,000	7,251
Tobacco - 0.0%
Reynolds American, Inc.:
2.3% 6/12/18	5,000	5,019
4% 6/12/22	3,000	3,182
5.7% 8/15/35	3,000	3,513
6.15% 9/15/43	4,000	4,961
		16,675

TOTAL CONSUMER STAPLES		141,009

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Amerada Hess Corp. 7.875% 10/1/29	5,000	6,026
Anadarko Finance Co. 7.5% 5/1/31	10,000	12,562
Anadarko Petroleum Corp.:
4.85% 3/15/21	5,000	5,315
5.55% 3/15/26	10,000	11,163
6.6% 3/15/46	10,000	12,098
Canadian Natural Resources Ltd. 5.85% 2/1/35	6,000	6,697
Cenovus Energy, Inc. 4.25% 4/15/27 (a)	12,000	11,583
Chesapeake Energy Corp. 5.75% 3/15/23	5,000	4,419
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,000	2,007
3.3% 6/1/20	12,000	12,344
4.5% 6/1/25	3,000	3,222
DCP Midstream LLC 4.75% 9/30/21 (a)	100,000	102,500
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	4,994
2.7% 4/1/19	4,000	3,975
3.875% 3/15/23	20,000	19,475
5.6% 4/1/44	10,000	9,300
El Paso Corp. 6.5% 9/15/20	20,000	22,296
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	3,000	2,987
3.9% 5/15/24 (b)	3,000	3,005
Enbridge, Inc.:
4.25% 12/1/26	4,000	4,213
5.5% 12/1/46	5,000	5,735
Petrobras Global Finance BV 5.625% 5/20/43	10,000	8,770
Petroleos Mexicanos:
3.5% 7/23/20	10,000	10,265
4.625% 9/21/23	20,000	20,820
5.375% 3/13/22 (a)	10,000	10,730
5.5% 2/4/19	15,000	15,668
6.375% 2/4/21	25,000	27,588
6.5% 3/13/27 (a)	10,000	11,200
6.5% 6/2/41	15,000	15,848
6.75% 9/21/47 (a)	10,000	10,751
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,000	10,115
Southwestern Energy Co.:
5.8% 1/23/20 (b)	8,000	8,240
6.7% 1/23/25 (b)	26,000	25,350
Spectra Energy Partners LP 2.95% 9/25/18	2,000	2,020
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,978
4.55% 6/24/24	38,000	38,855
Western Gas Partners LP:
4.65% 7/1/26	3,000	3,120
5.375% 6/1/21	7,000	7,561
Williams Partners LP:
4% 11/15/21	2,000	2,099
4.3% 3/4/24	8,000	8,481
		506,375
FINANCIALS - 2.6%
Banks - 1.2%
Bank of America Corp.:
3.3% 1/11/23	15,000	15,428
3.5% 4/19/26	10,000	10,184
3.875% 8/1/25	18,000	18,923
3.95% 4/21/25	27,000	27,882
4% 1/22/25	104,000	107,616
4.1% 7/24/23	5,000	5,347
4.2% 8/26/24	4,000	4,213
4.25% 10/22/26	11,000	11,539
Citigroup, Inc.:
1.85% 11/24/17	21,000	21,013
4.05% 7/30/22	4,000	4,215
4.4% 6/10/25	11,000	11,632
5.3% 5/6/44	17,000	19,662
5.5% 9/13/25	10,000	11,311
Citizens Financial Group, Inc. 4.3% 12/3/25	20,000	21,181
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,039
2.95% 10/1/26	16,000	15,755
3.875% 9/10/24	23,000	24,080
4.125% 12/15/26	15,000	15,801
4.25% 10/15/20	4,000	4,261
4.35% 8/15/21	4,000	4,311
4.625% 5/10/21	4,000	4,338
4.95% 3/25/20	4,000	4,295
Regions Financial Corp. 3.2% 2/8/21	7,000	7,187
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	105,483
6% 12/19/23	35,000	38,785
6.1% 6/10/23	13,000	14,366
6.125% 12/15/22	29,000	31,936
		564,783
Capital Markets - 1.0%
Affiliated Managers Group, Inc. 4.25% 2/15/24	6,000	6,374
Credit Suisse AG 6% 2/15/18	2,000	2,037
Deutsche Bank AG London Branch 2.85% 5/10/19	20,000	20,225
Goldman Sachs Group, Inc.:
2.625% 1/31/19	24,000	24,248
2.9% 7/19/18	29,000	29,286
5.75% 1/24/22	8,000	9,036
6.75% 10/1/37	190,000	250,153
IntercontinentalExchange, Inc.:
2.75% 12/1/20	4,000	4,090
3.75% 12/1/25	7,000	7,475
Lazard Group LLC 4.25% 11/14/20	8,000	8,496
Moody's Corp.:
3.25% 1/15/28 (a)	5,000	5,040
4.875% 2/15/24	4,000	4,461
Morgan Stanley:
2.375% 7/23/19	20,000	20,154
3.7% 10/23/24	18,000	18,750
3.75% 2/25/23	36,000	37,760
5% 11/24/25	13,000	14,309
		461,894
Consumer Finance - 0.1%
American Express Credit Corp. 1.875% 11/5/18	25,000	25,096
Discover Financial Services 3.95% 11/6/24	7,000	7,234
Hyundai Capital America 2.125% 10/2/17 (a)	4,000	4,001
Synchrony Financial:
3% 8/15/19	4,000	4,058
3.75% 8/15/21	6,000	6,202
4.25% 8/15/24	6,000	6,282
		52,873
Diversified Financial Services - 0.0%
Brixmor Operating Partnership LP 4.125% 6/15/26	6,000	6,088
Voya Financial, Inc. 3.125% 7/15/24	5,000	4,987
		11,075
Insurance - 0.3%
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,234
Pacific LifeCorp 6% 2/10/20 (a)	4,000	4,343
Pricoa Global Funding I 5.375% 5/15/45 (b)	11,000	11,798
Prudential Financial, Inc. 4.5% 11/16/21	100,000	109,098
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	3,000	3,051
Unum Group 5.75% 8/15/42	5,000	6,037
		136,561

TOTAL FINANCIALS		1,227,186

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
WellPoint, Inc. 3.3% 1/15/23	21,000	21,748
Pharmaceuticals - 0.1%
Mylan N.V.:
2.5% 6/7/19	9,000	9,029
3.15% 6/15/21	12,000	12,171
3.95% 6/15/26	9,000	9,169
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	8,000	7,613
3.15% 10/1/26	7,000	6,405
Zoetis, Inc. 3.25% 2/1/23	4,000	4,138
		48,525

TOTAL HEALTH CARE		70,273

INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	5,000	5,007
3.375% 6/1/21	6,000	6,189
3.75% 2/1/22	11,000	11,562
3.875% 4/1/21	9,000	9,424
4.25% 9/15/24	9,000	9,543
		41,725
INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	10,000	10,694
MATERIALS - 0.0%
Metals& Mining - 0.0%
Anglo American Capital PLC 3.625% 5/14/20 (a)	10,000	10,209
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	2,022
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	3,119
Camden Property Trust:
2.95% 12/15/22	4,000	4,033
4.25% 1/15/24	8,000	8,521
Corporate Office Properties LP 5% 7/1/25	5,000	5,394
DDR Corp.:
3.5% 1/15/21	140,000	142,618
3.625% 2/1/25	6,000	5,865
3.9% 8/15/24	2,000	2,025
4.25% 2/1/26	4,000	4,037
Duke Realty LP:
3.25% 6/30/26	2,000	2,007
3.625% 4/15/23	5,000	5,199
3.875% 10/15/22	8,000	8,459
Equity One, Inc. 3.75% 11/15/22	20,000	20,788
Government Properties Income Trust 3.75% 8/15/19	10,000	10,149
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	6,099
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	4,063
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	14,000	14,625
4.5% 1/15/25	6,000	6,169
4.75% 1/15/28	13,000	13,235
4.95% 4/1/24	3,000	3,183
5.25% 1/15/26	10,000	10,731
Retail Opportunity Investments Partnership LP:
4% 12/15/24	2,000	1,956
5% 12/15/23	2,000	2,099
Weingarten Realty Investors 3.375% 10/15/22	2,000	2,052
WP Carey, Inc.:
4% 2/1/25	13,000	13,289
4.6% 4/1/24	20,000	21,178
		322,915
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	12,000	12,275
4.1% 10/1/24	10,000	10,163
4.95% 4/15/18	11,000	11,183
CBRE Group, Inc. 4.875% 3/1/26	20,000	21,771
Digital Realty Trust LP 3.95% 7/1/22	7,000	7,428
Essex Portfolio LP 3.875% 5/1/24	7,000	7,324
Liberty Property LP:
3.25% 10/1/26	5,000	4,948
3.375% 6/15/23	25,000	25,569
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	9,010
3.15% 5/15/23	12,000	11,452
Mid-America Apartments LP 4% 11/15/25	3,000	3,154
Tanger Properties LP:
3.125% 9/1/26	6,000	5,706
3.75% 12/1/24	7,000	7,119
3.875% 12/1/23	4,000	4,114
3.875% 7/15/27	16,000	16,079
Ventas Realty LP:
3.125% 6/15/23	3,000	3,032
4.125% 1/15/26	3,000	3,157
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	3,000	3,087
		166,571

TOTAL REAL ESTATE		489,486

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
3.6% 2/17/23	16,000	16,487
5.55% 8/15/41	48,000	52,119
CenturyLink, Inc. 6.15% 9/15/19	2,000	2,110
Verizon Communications, Inc.:
3.45% 3/15/21	28,000	29,099
4.5% 9/15/20	103,000	110,488
5.012% 8/21/54	84,000	82,587
		292,890
UTILITIES - 0.2%
Electric Utilities - 0.1%
Duke Energy Corp. 2.1% 6/15/18	5,000	5,014
FirstEnergy Corp.:
4.25% 3/15/23	30,000	31,834
7.375% 11/15/31	5,000	6,748
IPALCO Enterprises, Inc.:
3.45% 7/15/20	17,000	17,170
3.7% 9/1/24 (a)	4,000	4,034
		64,800
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	3,000	3,004
2.7% 6/15/21	3,000	3,031
		6,035
Multi-Utilities - 0.1%
Dominion Resources, Inc. 3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (b)(c)	6,000	5,501
Puget Energy, Inc.:
6% 9/1/21	13,000	14,679
6.5% 12/15/20	4,000	4,494
Sempra Energy 6% 10/15/39	11,000	14,199
		38,873

TOTAL UTILITIES		109,708

TOTAL NONCONVERTIBLE BONDS
(Cost $3,329,835)		3,483,224

U.S. Government and Government Agency Obligations - 9.3%
U.S. Treasury Inflation-Protected Obligations - 2.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$187,241	$181,311
1% 2/15/46	103,381	106,509
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	94,085	94,290
0.125% 4/15/20	261,503	262,876
0.375% 7/15/25	454,494	458,606
0.625% 1/15/26	72,164	73,865

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,177,457

U.S. Treasury Obligations - 6.8%
U.S. Treasury Bonds:
2.5% 2/15/46	205,000	195,599
3% 11/15/45	11,000	11,606
3% 2/15/47	203,000	214,213
U.S. Treasury Notes:
0.75% 9/30/18	1,045,000	1,039,204
1.25% 10/31/21	565,000	556,393
1.75% 6/30/22	433,000	433,795
1.875% 3/31/22	98,000	98,831
1.875% 8/31/24	235,000	233,843
2% 8/15/25	129,000	128,703
2% 11/15/26	32,000	31,709
2.125% 7/31/24	209,000	211,457
2.125% 5/15/25	33,000	33,267
2.375% 5/15/27	30,000	30,652

TOTAL U.S. TREASURY OBLIGATIONS		3,219,272

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,385,302)		4,396,729

U.S. Government Agency - Mortgage Securities - 4.6%
Fannie Mae - 2.6%
3% 8/1/31 to 9/1/46	329,000	335,789
3.5% 11/1/30 to 5/1/46	326,445	340,165
4% 4/1/42 to 1/1/43	213,433	226,698
4.5% 3/1/41 to 1/1/42	63,858	69,123
5% 11/1/33 to 6/1/39	166,256	182,865
5.5% 9/1/41	41,400	45,762

TOTAL FANNIE MAE		1,200,402

Freddie Mac - 1.1%
3% 3/1/32 to 1/1/47	258,763	264,461
3.5% 4/1/43 to 8/1/43	136,932	142,607
4% 2/1/41	55,409	58,911
4.5% 3/1/41 to 4/1/41	53,600	58,004

TOTAL FREDDIE MAC		523,983

Ginnie Mae - 0.9%
3% 3/20/45	79,448	81,222
3.5% 12/20/41 to 8/20/43	182,010	190,810
4% 11/20/40	41,582	44,463
4.5% 5/20/41	48,611	52,555
5% 10/15/33	67,273	73,839

TOTAL GINNIE MAE		442,889

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,168,625)		2,167,274

Commercial Mortgage Securities - 0.0%
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(b) (Cost $24,999)	$25,000	$25,257

Municipal Securities - 0.4%
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	30,000	32,163
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	2,000	2,024
4.95% 6/1/23	15,000	15,598
5.1% 6/1/33	95,000	95,451
Series 2010-1, 6.63% 2/1/35	20,000	22,071
Series 2010-3:
6.725% 4/1/35	5,000	5,503
7.35% 7/1/35	5,000	5,765
Series 2010-5, 6.2% 7/1/21	4,000	4,239
Series 2011, 5.877% 3/1/19	15,000	15,610
Series 2013, 3.6% 12/1/19	5,000	5,036
TOTAL MUNICIPAL SECURITIES
(Cost $199,033)		203,460
	Shares	Value

Fixed-Income Funds - 77.6%
Intermediate-Term Bond Funds - 77.6%
Metropolitan West Total Return Bond Fund Class I	1,008,293	$10,839,148
PIMCO Total Return Fund Institutional Class	1,037,567	10,759,566
Western Asset Core Bond Fund Class I	1,176,013	14,958,879
TOTAL FIXED-INCOME FUNDS
(Cost $36,464,279)		36,557,593

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.11% (d)	262,738	262,790
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (e)	11	11
TOTAL MONEY MARKET FUNDS
(Cost $262,801)		262,801
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $46,834,874)		47,096,338
NET OTHER ASSETS (LIABILITIES) - 0.1%		34,598
NET ASSETS - 100%		$47,130,936

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $213,928 or 0.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,569
Total	$1,569

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,483,224	$--	$3,483,224	$--
U.S. Government and Government Agency Obligations	4,396,729	--	4,396,729	--
U.S. Government Agency - Mortgage Securities	2,167,274	--	2,167,274	--
Commercial Mortgage Securities	25,257	--	25,257	--
Municipal Securities	203,460	--	203,460	--
Fixed-Income Funds	36,557,593	36,557,593	--	--
Money Market Funds	262,801	262,801	--	--
Total Investments in Securities:	$47,096,338	$36,820,394	$10,275,944	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $46,572,084)	$46,833,548
Fidelity Central Funds (cost $262,790)	262,790
Total Investment in Securities (cost $46,834,874)		$47,096,338
Cash		83
Receivable for investments sold		237,616
Receivable for fund shares sold		270,687
Dividends receivable		69,470
Interest receivable		59,950
Distributions receivable from Fidelity Central Funds		198
Prepaid expenses		159
Receivable from investment adviser for expense reductions		1,540
Other receivables		762
Total assets		47,736,803
Liabilities
Payable for investments purchased	$573,853
Accrued management fee	1,159
Distribution and service plan fees payable	23
Other affiliated payables	2,096
Other payables and accrued expenses	28,736
Total liabilities		605,867
Net Assets		$47,130,936
Net Assets consist of:
Paid in capital		$46,915,465
Undistributed net investment income		21,050
Accumulated undistributed net realized gain (loss) on investments		(67,043)
Net unrealized appreciation (depreciation) on investments		261,464
Net Assets		$47,130,936
Core Income Multi-Manager:
Net Asset Value, offering price and redemption price per share ($42,988,358 ÷ 4,280,470 shares)		$10.04
Class F:
Net Asset Value, offering price and redemption price per share ($3,915,593 ÷ 389,801 shares)		$10.05
Class L:
Net Asset Value, offering price and redemption price per share ($113,994 ÷ 11,354 shares)		$10.04
Class N:
Net Asset Value, offering price and redemption price per share ($112,991 ÷ 11,250 shares)		$10.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$410,681
Interest		131,547
Income from Fidelity Central Funds		1,569
Total income		543,797
Expenses
Management fee	$73,008
Transfer agent fees	3,109
Distribution and service plan fees	139
Accounting fees and expenses	9,163
Custodian fees and expenses	5,772
Independent trustees' fees and expenses	246
Registration fees	29,767
Audit	32,901
Legal	106
Miscellaneous	198
Total expenses before reductions	154,409
Expense reductions	(102,956)	51,453
Net investment income (loss)		492,344
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,643
Total net realized gain (loss)		19,643
Change in net unrealized appreciation (depreciation) on investment securities		813,270
Net gain (loss)		832,913
Net increase (decrease) in net assets resulting from operations		$1,325,257

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$492,344	$966,750
Net realized gain (loss)	19,643	139,959
Change in net unrealized appreciation (depreciation)	813,270	492,314
Net increase (decrease) in net assets resulting from operations	1,325,257	1,599,023
Distributions to shareholders from net investment income	(454,993)	(980,579)
Distributions to shareholders from net realized gain	(13,174)	(120,266)
Total distributions	(468,167)	(1,100,845)
Share transactions - net increase (decrease)	3,826,967	(2,683,722)
Total increase (decrease) in net assets	4,684,057	(2,185,544)
Net Assets
Beginning of period	42,446,879	44,632,423
End of period	$47,130,936	$42,446,879
Other Information
Undistributed net investment income end of period	$21,050	$–
Distributions in excess of net investment income end of period	$–	$(16,301)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$9.85	$9.75	$10.02	$9.84	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)C	.110	.218	.256	.285	.248	.201
Net realized and unrealized gain (loss)	.185	.130	(.262)	.184	(.222)	.151
Total from investment operations	.295	.348	(.006)	.469	.026	.352
Distributions from net investment income	(.102)	(.221)	(.254)	(.286)	(.243)	(.197)
Distributions from net realized gain	(.003)	(.027)	(.010)	(.003)	(.033)	(.065)
Total distributions	(.105)	(.248)	(.264)	(.289)	(.276)	(.262)
Net asset value, end of period	$10.04	$9.85	$9.75	$10.02	$9.84	$10.09
Total ReturnD,E	3.01%	3.58%	(.04)%	4.83%	.29%	3.54%
Ratios to Average Net AssetsF
Expenses before reductions	.69%G	.69%	.65%	.65%	.68%	.66%G
Expenses net of fee waivers, if any	.23%G	.23%	.23%	.23%	.23%	.23%G
Expenses net of all reductions	.23%G	.23%	.23%	.23%	.23%	.23%G
Net investment income (loss)	2.21%G	2.19%	2.61%	2.87%	2.53%	2.84%G
Supplemental Data
Net assets, end of period (000 omitted)	$42,988	$39,287	$41,445	$40,564	$42,471	$41,975
Portfolio turnover rateH	24%G	41%	74%	115%	87%	190%G

 A For the year ended February 29.

 B For the period June 19, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$9.75	$10.03	$9.84	$10.10	$10.19
Income from Investment Operations
Net investment income (loss)C	.111	.218	.256	.285	.245	.072
Net realized and unrealized gain (loss)	.185	.142	(.269)	.194	(.229)	(.029)
Total from investment operations	.296	.360	(.013)	.479	.016	.043
Distributions from net investment income	(.103)	(.223)	(.257)	(.286)	(.243)	(.068)
Distributions from net realized gain	(.003)	(.027)	(.010)	(.003)	(.033)	(.065)
Total distributions	(.106)	(.250)	(.267)	(.289)	(.276)	(.133)
Net asset value, end of period	$10.05	$9.86	$9.75	$10.03	$9.84	$10.10
Total ReturnD,E	3.02%	3.71%	(.12)%	4.94%	.19%	.43%
Ratios to Average Net AssetsF
Expenses before reductions	.68%G	.67%	.63%	.63%	.75%	.66%G
Expenses net of fee waivers, if any	.22%G	.23%	.23%	.23%	.23%	.23%G
Expenses net of all reductions	.22%G	.23%	.23%	.23%	.23%	.23%G
Net investment income (loss)	2.22%G	2.19%	2.61%	2.87%	2.53%	3.62%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,916	$2,940	$2,974	$2,583	$1,396	$272
Portfolio turnover rateH	24%G	41%	74%	115%	87%	190%G

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$9.75	$10.03	$9.84	$9.72
Income from Investment Operations
Net investment income (loss)C	.110	.218	.256	.285	.073
Net realized and unrealized gain (loss)	.185	.139	(.272)	.194	.118
Total from investment operations	.295	.357	(.016)	.479	.191
Distributions from net investment income	(.102)	(.220)	(.254)	(.286)	(.068)
Distributions from net realized gain	(.003)	(.027)	(.010)	(.003)	(.003)
Total distributions	(.105)	(.247)	(.264)	(.289)	(.071)
Net asset value, end of period	$10.05	$9.86	$9.75	$10.03	$9.84
Total ReturnD,E	2.91%	3.68%	(.14)%	4.93%	1.97%
Ratios to Average Net AssetsF
Expenses before reductions	.69%G	.69%	.65%	.65%	.82%G
Expenses net of fee waivers, if any	.24%G	.23%	.23%	.23%	.23%G
Expenses net of all reductions	.24%G	.23%	.23%	.23%	.23%G
Net investment income (loss)	2.20%G	2.19%	2.60%	2.87%	2.52%G
Supplemental Data
Net assets, end of period (000 omitted)	$114	$111	$107	$107	$102
Portfolio turnover rateH	24%G	41%	74%	115%	87%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.85	$9.75	$10.03	$9.84	$9.72
Income from Investment Operations
Net investment income (loss)C	.098	.193	.231	.261	.066
Net realized and unrealized gain (loss)	.185	.130	(.271)	.193	.118
Total from investment operations	.283	.323	(.040)	.454	.184
Distributions from net investment income	(.090)	(.196)	(.230)	(.261)	(.061)
Distributions from net realized gain	(.003)	(.027)	(.010)	(.003)	(.003)
Total distributions	(.093)	(.223)	(.240)	(.264)	(.064)
Net asset value, end of period	$10.04	$9.85	$9.75	$10.03	$9.84
Total ReturnD,E	2.89%	3.32%	(.39)%	4.68%	1.90%
Ratios to Average Net AssetsF
Expenses before reductions	.94%G	.94%	.90%	.90%	1.07%G
Expenses net of fee waivers, if any	.49%G	.48%	.48%	.48%	.48%G
Expenses net of all reductions	.49%G	.48%	.48%	.48%	.48%G
Net investment income (loss)	1.96%G	1.95%	2.35%	2.62%	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$113	$110	$106	$107	$102
Portfolio turnover rateH	24%G	41%	74%	115%	87%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers Core Income Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Core Income Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$900,839
Gross unrealized depreciation	(694,033)
Net unrealized appreciation (depreciation)	$206,806
Tax cost	$46,889,532

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(16,354)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $5,085,174 and $1,676,222, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .33% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

PGIM, Inc. has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, PGIM, Inc. has not been allocated any portion of the Fund's assets. PGIM, Inc. in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$139	$139

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Core Income Multi-Manager	$3,095.02
Class L	7.01
Class N	7.01
	$3,109

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FIMM, an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $72 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2018. During the period, this waiver reduced the Fund's management fee by $66,260.

The investment adviser has also contractually agreed to reimburse Core Income Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Income Multi-Manager	.20%	$33,897
Class F	.20%	2,572
Class L	.20%	91
Class N	.45%	92

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $44.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Core Income Multi-Manager	$418,141	$911,296
Class F	34,695	64,687
Class L	1,152	2,440
Class N	1,005	2,156
Total	$454,993	$980,579
From net realized gain
Core Income Multi-Manager	$12,112	$111,748
Class F	995	7,918
Class L	34	301
Class N	33	299
Total	$13,174	$120,266

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Core Income Multi-Manager
Shares sold	389,476	478,896	$3,871,180	$4,765,891
Reinvestment of distributions	43,323	103,109	430,210	1,023,039
Shares redeemed	(139,316)	(847,678)	(1,382,141)	(8,410,141)
Net increase (decrease)	293,483	(265,673)	$2,919,249	$(2,621,211)
Class F
Shares sold	125,505	110,036	$1,242,651	$1,093,294
Reinvestment of distributions	3,639	7,318	35,690	72,605
Shares redeemed	(37,569)	(124,215)	(372,847)	(1,233,606)
Net increase (decrease)	91,575	(6,861)	$905,494	$(67,707)
Class L
Shares sold	–	–	$–	$–
Reinvestment of distributions	119	276	1,186	2,741
Shares redeemed	–	–	–	–
Net increase (decrease)	119	276	$1,186	$2,741
Class N
Shares sold	–	–	$–	$–
Reinvestment of distributions	105	248	1,038	2,455
Shares redeemed	–	–	–	–
Net increase (decrease)	105	248	$1,038	$2,455

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 78% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Core Income Multi-Manager	.23%
Actual		$1,000.00	$1,030.10	$1.18
Hypothetical-C		$1,000.00	$1,024.05	$1.17
Class F	.22%
Actual		$1,000.00	$1,030.20	$1.13
Hypothetical-C		$1,000.00	$1,024.10	$1.12
Class L	.24%
Actual		$1,000.00	$1,029.10	$1.23
Hypothetical-C		$1,000.00	$1,024.00	$1.22
Class N	.49%
Actual		$1,000.00	$1,028.90	$2.51
Hypothetical-C		$1,000.00	$1,022.74	$2.50

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ACF-L-ACF-N-SANN-1017
1.9585974.103

Strategic Advisers® Small-Mid Cap Multi-Manager Fund Class L and Class N Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2017

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity SAI Small-Mid Cap 500 Index Fund	4.0	3.7
ServiceMaster Global Holdings, Inc.	0.9	0.9
SS&C Technologies Holdings, Inc.	0.9	0.7
Waste Connection, Inc. (United States)	0.8	0.8
Fidelity SAI Real Estate Index Fund	0.8	0.8
Carter's, Inc.	0.7	0.7
Polaris Industries, Inc.	0.7	0.5
Knight Transportation, Inc.	0.7	0.4
TriNet Group, Inc.	0.6	0.5
LPL Financial	0.6	0.5
	10.7

Top Five Market Sectors as of August 31, 2017

(stocks only)

	% of fund's net assets	% of fund's net assets 6 months ago
Industrials	18.1	17.0
Information Technology	17.1	15.6
Financials	14.0	15.8
Consumer Discretionary	12.9	13.1
Health Care	10.9	11.4

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Common Stocks	89.6%
Mid-Cap Blend Funds	4.0%
Sector Funds	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	5.6%

As of February 28, 2017
Common Stocks	90.0%
Mid-Cap Blend Funds	3.7%
Sector Funds	0.8%
Short-Term Investments and Net Other Assets (Liabilities)	5.5%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.1%
BorgWarner, Inc.	700	$32,487
Cooper-Standard Holding, Inc. (a)	260	26,151
Dana Holding Corp.	1,300	31,291
Lear Corp.	200	29,908
The Goodyear Tire & Rubber Co.	1,000	30,300
Tower International, Inc.	600	13,470
Visteon Corp. (a)	139	16,046
		179,653
Distributors - 0.6%
LKQ Corp. (a)	395	13,687
Pool Corp.	842	83,939
		97,626
Diversified Consumer Services - 1.3%
Carriage Services, Inc.	400	9,796
Grand Canyon Education, Inc. (a)	562	46,112
ServiceMaster Global Holdings, Inc. (a)	3,223	151,868
		207,776
Hotels, Restaurants & Leisure - 1.9%
Brinker International, Inc.	1,014	31,657
Cedar Fair LP (depositary unit)	502	34,829
Dunkin' Brands Group, Inc.	1,045	53,880
Papa John's International, Inc.	560	41,882
Penn National Gaming, Inc. (a)	1,103	24,476
Planet Fitness, Inc.	1,144	29,023
Red Lion Hotels Corp. (a)	692	4,844
Ruth's Hospitality Group, Inc.	900	17,595
U.S. Foods Holding Corp. (a)	594	16,305
Wyndham Worldwide Corp.	400	39,872
Zoe's Kitchen, Inc. (a)	949	12,214
		306,577
Household Durables - 0.4%
CalAtlantic Group, Inc.	600	20,850
Helen of Troy Ltd. (a)	203	18,331
KB Home	1,500	32,100
		71,281
Internet & Direct Marketing Retail - 0.2%
Blue Apron Holdings, Inc. Class A	1,550	8,122
Overstock.com, Inc. (a)	345	7,573
U.S. Auto Parts Network, Inc. (a)	4,581	13,377
		29,072
Leisure Products - 1.1%
American Outdoor Brands Corp. (a)	500	8,160
Brunswick Corp.	1,284	67,384
Polaris Industries, Inc.	1,200	111,876
		187,420
Media - 1.5%
AMC Networks, Inc. Class A (a)	400	24,312
Cinemark Holdings, Inc.	1,455	48,437
E.W. Scripps Co. Class A (a)	2,079	37,173
National CineMedia, Inc.	4,654	25,178
Nexstar Broadcasting Group, Inc. Class A	675	40,635
Scripps Networks Interactive, Inc. Class A	300	25,695
Sinclair Broadcast Group, Inc. Class A	1,282	38,781
		240,211
Multiline Retail - 0.4%
Dillard's, Inc. Class A	200	12,160
Kohl's Corp.	800	31,824
Nordstrom, Inc.	611	27,263
		71,247
Specialty Retail - 2.4%
Aaron's, Inc. Class A	600	26,562
American Eagle Outfitters, Inc.	800	9,560
Chico's FAS, Inc.	2,946	22,625
Conn's, Inc. (a)	114	1,978
Dick's Sporting Goods, Inc.	534	14,076
Five Below, Inc. (a)	137	6,517
Foot Locker, Inc.	400	14,092
Genesco, Inc. (a)	401	8,481
Lithia Motors, Inc. Class A (sub. vtg.)	329	35,532
Monro, Inc.	960	45,792
Murphy U.S.A., Inc. (a)	400	25,784
Office Depot, Inc.	6,915	29,665
Penske Automotive Group, Inc.	500	21,180
RH (a)	51	2,386
Sally Beauty Holdings, Inc. (a)	4,919	91,444
Sonic Automotive, Inc. Class A (sub. vtg.)	800	14,480
The Children's Place Retail Stores, Inc.	160	16,984
		387,138
Textiles, Apparel & Luxury Goods - 2.0%
Carter's, Inc.	1,318	114,284
G-III Apparel Group Ltd. (a)	1,563	42,983
lululemon athletica, Inc. (a)	661	38,041
Michael Kors Holdings Ltd. (a)	300	12,666
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,271	33,593
Under Armour, Inc. Class C (non-vtg.) (a)	1,088	16,429
Wolverine World Wide, Inc.	2,374	62,436
		320,432

TOTAL CONSUMER DISCRETIONARY		2,098,433

CONSUMER STAPLES - 2.9%
Beverages - 0.3%
Cott Corp.	2,030	30,838
Primo Water Corp. (a)	1,881	20,597
		51,435
Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	266	28,042
Performance Food Group Co. (a)	2,349	65,302
Smart & Final Stores, Inc. (a)	1,229	8,664
SpartanNash Co.	700	17,248
SUPERVALU, Inc. (a)	428	8,556
		127,812
Food Products - 1.2%
Bunge Ltd.	500	37,315
Calavo Growers, Inc.	270	18,131
Farmer Brothers Co. (a)	510	16,601
Lamb Weston Holdings, Inc.	526	23,922
Nomad Foods Ltd. (a)	1,901	28,553
Pilgrim's Pride Corp. (a)	1,200	35,340
Sanderson Farms, Inc.	200	29,504
		189,366
Household Products - 0.6%
Central Garden & Pet Co. (a)	527	18,577
Spectrum Brands Holdings, Inc.	733	80,601
		99,178
Personal Products - 0.0%
Avon Products, Inc. (a)	2,624	6,534

TOTAL CONSUMER STAPLES		474,325

ENERGY - 3.0%
Energy Equipment & Services - 1.0%
Core Laboratories NV	475	41,886
Matrix Service Co. (a)	1,000	11,850
McDermott International, Inc. (a)	4,100	25,174
Patterson-UTI Energy, Inc.	3,038	48,517
PHI, Inc. (non-vtg.) (a)	600	6,594
RigNet, Inc. (a)	1,679	26,864
		160,885
Oil, Gas & Consumable Fuels - 2.0%
Abraxas Petroleum Corp. (a)	7,756	13,185
Andeavor	500	50,075
Approach Resources, Inc. (a)	523	1,454
Arch Coal, Inc.	260	20,766
Ardmore Shipping Corp.	1,278	10,352
Canacol Energy Ltd. (a)	3,567	11,997
Cimarex Energy Co.	661	65,895
Devon Energy Corp.	471	14,789
Evolution Petroleum Corp.	2,400	16,680
Extraction Oil & Gas, Inc.	1,367	17,962
Gulfport Energy Corp. (a)	1,588	19,898
Leucrotta Exploration, Inc. (a)	2,827	4,166
Oasis Petroleum, Inc. (a)	942	6,877
Paramount Resources Ltd. Class A (a)	404	6,927
PBF Energy, Inc. Class A	500	11,840
Penn Virginia Corp.	130	5,005
Resolute Energy Corp. (a)	855	25,265
Scorpio Tankers, Inc.	4,090	16,646
Sundance Energy Australia Ltd. (a)	64,896	2,476
World Fuel Services Corp.	300	10,362
		332,617

TOTAL ENERGY		493,502

FINANCIALS - 14.0%
Banks - 6.1%
Associated Banc-Corp.	1,402	30,704
Banco Latinoamericano de Comercio Exterior SA Series E	700	18,872
Bank of the Ozarks, Inc.	875	37,590
BankUnited, Inc.	1,484	49,388
Banner Corp.	484	26,678
Central Pacific Financial Corp.	400	11,600
CIT Group, Inc.	500	22,425
Citizens Financial Group, Inc.	141	4,671
Comerica, Inc.	115	7,849
Commerce Bancshares, Inc.	347	19,082
Fifth Third Bancorp	517	13,509
First Hawaiian, Inc.	1,114	30,178
First Horizon National Corp.	2,330	40,099
First Interstate Bancsystem, Inc.	815	28,688
First Republic Bank	349	33,870
Fulton Financial Corp.	1,300	22,685
Great Western Bancorp, Inc.	1,368	49,139
Hancock Holding Co.	400	17,580
Hanmi Financial Corp.	800	21,360
Huntington Bancshares, Inc.	1,233	15,523
IBERIABANK Corp.	650	49,790
KeyCorp	5,589	96,187
Old National Bancorp, Indiana	1,400	22,890
PacWest Bancorp	340	15,351
Preferred Bank, Los Angeles	74	3,981
Regions Financial Corp.	4,300	60,673
Signature Bank (a)	224	28,748
SVB Financial Group (a)	281	47,585
TCF Financial Corp.	2,400	37,272
Western Alliance Bancorp. (a)	697	33,616
Wintrust Financial Corp.	497	36,187
Zions Bancorporation	1,400	61,124
		994,894
Capital Markets - 2.7%
E*TRADE Financial Corp. (a)	903	37,032
Eaton Vance Corp. (non-vtg.)	1,023	48,674
FactSet Research Systems, Inc.	227	35,680
Financial Engines, Inc.	918	30,340
Lazard Ltd. Class A	1,337	57,344
Legg Mason, Inc.	700	26,733
LPL Financial	2,181	102,158
Morningstar, Inc.	389	32,170
PennantPark Investment Corp.	2,600	19,526
Raymond James Financial, Inc.	277	21,695
WisdomTree Investments, Inc.	4,191	38,431
		449,783
Consumer Finance - 0.7%
Green Dot Corp. Class A (a)	242	11,660
Navient Corp.	900	11,880
SLM Corp. (a)	8,467	86,109
		109,649
Diversified Financial Services - 0.5%
Donnelley Financial Solutions, Inc.	137	2,933
Leucadia National Corp.	1,407	33,318
On Deck Capital, Inc. (a)	3,325	16,060
Voya Financial, Inc.	1,004	38,383
		90,694
Insurance - 2.6%
AmTrust Financial Services, Inc.	900	11,160
Assured Guaranty Ltd.	700	29,778
CNA Financial Corp.	700	34,342
CNO Financial Group, Inc.	2,200	49,170
First American Financial Corp.	700	34,342
FNFV Group (a)	642	10,818
Genworth Financial, Inc. Class A (a)	2,800	9,604
Heritage Insurance Holdings, Inc.	1,100	12,518
Lincoln National Corp.	600	40,716
National General Holdings Corp.	1,000	17,170
ProAssurance Corp.	776	41,322
Reinsurance Group of America, Inc.	300	40,335
United Insurance Holdings Corp.	900	14,166
Universal Insurance Holdings, Inc.	800	17,160
Unum Group	1,200	57,816
		420,417
Mortgage Real Estate Investment Trusts - 0.6%
MFA Financial, Inc.	2,300	20,194
New York Mortgage Trust, Inc.	2,300	14,398
Redwood Trust, Inc.	1,100	18,348
Starwood Property Trust, Inc.	1,100	24,431
Two Harbors Investment Corp.	1,500	15,345
		92,716
Thrifts & Mortgage Finance - 0.8%
Flagstar Bancorp, Inc. (a)	700	22,974
Lendingtree, Inc. (a)	44	10,162
MGIC Investment Corp. (a)	6,786	77,700
Radian Group, Inc.	800	14,000
		124,836

TOTAL FINANCIALS		2,282,989

HEALTH CARE - 10.9%
Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (a)	324	27,777
AMAG Pharmaceuticals, Inc. (a)	1,000	16,700
Atara Biotherapeutics, Inc. (a)	1,366	21,515
bluebird bio, Inc. (a)	238	29,714
DBV Technologies SA sponsored ADR (a)	572	25,260
Dyax Corp. rights 12/31/19 (a)(b)	741	2,445
Emergent BioSolutions, Inc. (a)	400	14,932
Exact Sciences Corp. (a)	1,233	51,650
Juno Therapeutics, Inc. (a)	669	27,610
Neurocrine Biosciences, Inc. (a)	490	27,734
Sage Therapeutics, Inc. (a)	555	45,649
United Therapeutics Corp. (a)	149	19,489
		310,475
Health Care Equipment & Supplies - 3.1%
Abiomed, Inc. (a)	218	32,874
Angiodynamics, Inc. (a)	361	6,148
DexCom, Inc. (a)	441	32,903
Endologix, Inc. (a)	4,353	18,413
IDEXX Laboratories, Inc. (a)	544	84,554
Insulet Corp. (a)	381	22,121
Integer Holdings Corp. (a)	600	27,570
Nevro Corp. (a)	497	42,831
Novadaq Technologies, Inc. (a)	1,000	11,750
Novadaq Technologies, Inc. (a)	1,615	18,976
Steris PLC	981	85,504
The Cooper Companies, Inc.	154	38,628
West Pharmaceutical Services, Inc.	862	75,028
		497,300
Health Care Providers & Services - 2.3%
Brookdale Senior Living, Inc. (a)	2,328	28,239
Capital Senior Living Corp. (a)	681	8,465
Centene Corp. (a)	721	64,061
HealthEquity, Inc. (a)	450	19,247
HealthSouth Corp.	1,367	62,540
Henry Schein, Inc. (a)	205	35,604
LifePoint Hospitals, Inc. (a)	500	28,975
Magellan Health Services, Inc. (a)	200	16,180
MEDNAX, Inc. (a)	867	38,885
PharMerica Corp. (a)	600	17,640
Quest Diagnostics, Inc.	200	21,670
Wellcare Health Plans, Inc. (a)	238	41,574
		383,080
Health Care Technology - 0.7%
athenahealth, Inc. (a)	252	35,514
Evolent Health, Inc. (a)	1,044	17,435
Medidata Solutions, Inc. (a)	864	64,765
		117,714
Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories, Inc. Class A (a)	129	28,099
INC Research Holdings, Inc. Class A (a)	986	57,878
Nanostring Technologies, Inc. (a)	224	3,461
VWR Corp. (a)	1,034	34,143
		123,581
Pharmaceuticals - 2.1%
Akorn, Inc. (a)	600	19,740
Catalent, Inc. (a)	2,210	91,251
Jazz Pharmaceuticals PLC (a)	200	29,872
Lannett Co., Inc. (a)	900	15,795
Mallinckrodt PLC (a)	250	10,270
Patheon NV (a)	1,060	37,079
Prestige Brands Holdings, Inc. (a)	879	44,574
Revance Therapeutics, Inc. (a)	1,128	27,692
Sucampo Pharmaceuticals, Inc. Class A (a)	1,000	11,750
TherapeuticsMD, Inc. (a)	8,501	51,006
		339,029

TOTAL HEALTH CARE		1,771,179

INDUSTRIALS - 18.1%
Aerospace & Defense - 1.3%
Axon Enterprise, Inc. (a)	921	19,995
HEICO Corp. Class A	741	53,834
Huntington Ingalls Industries, Inc.	100	21,396
Moog, Inc. Class A (a)	400	30,704
Spirit AeroSystems Holdings, Inc. Class A	700	52,150
Textron, Inc.	800	39,272
		217,351
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	400	26,720
Echo Global Logistics, Inc. (a)	329	5,001
Forward Air Corp.	1,260	65,482
		97,203
Airlines - 0.7%
Air Canada (a)	1,613	30,148
Alaska Air Group, Inc.	300	22,398
JetBlue Airways Corp. (a)	1,600	31,696
SkyWest, Inc.	800	27,760
Spirit Airlines, Inc. (a)	202	6,878
		118,880
Building Products - 1.3%
Allegion PLC	474	37,309
Jeld-Wen Holding, Inc.	981	29,940
Owens Corning	700	51,891
Patrick Industries, Inc. (a)	536	39,664
USG Corp. (a)	1,515	45,450
		204,254
Commercial Services & Supplies - 3.3%
Brady Corp. Class A	1,333	44,456
Casella Waste Systems, Inc. Class A (a)	2,998	50,396
Clean Harbors, Inc. (a)	1,501	81,189
Deluxe Corp.	630	43,691
Herman Miller, Inc.	1,501	50,509
LSC Communications, Inc.	137	2,207
Multi-Color Corp.	885	70,623
Pitney Bowes, Inc.	1,300	16,705
R.R. Donnelley & Sons Co.	366	3,378
Ritchie Brothers Auctioneers, Inc.	1,073	31,911
Waste Connection, Inc. (United States)	2,017	134,514
		529,579
Construction & Engineering - 0.1%
Chicago Bridge & Iron Co. NV	900	11,106
Electrical Equipment - 0.9%
Generac Holdings, Inc. (a)	781	31,537
Hubbell, Inc. Class B	142	16,016
Sensata Technologies Holding BV (a)	2,232	99,681
		147,234
Industrial Conglomerates - 0.1%
ITT, Inc.	400	16,144
Machinery - 4.0%
Allison Transmission Holdings, Inc.	1,177	40,877
Crane Co.	100	7,423
Douglas Dynamics, Inc.	1,096	38,250
Global Brass & Copper Holdings, Inc.	600	17,910
John Bean Technologies Corp.	275	24,393
Kennametal, Inc.	1,061	37,135
Lincoln Electric Holdings, Inc.	385	33,433
Middleby Corp. (a)	237	28,843
Park-Ohio Holdings Corp.	300	11,955
Proto Labs, Inc. (a)	783	56,219
RBC Bearings, Inc. (a)	463	51,055
Snap-On, Inc.	389	57,405
Tennant Co.	760	46,322
Timken Co.	600	26,910
Toro Co.	1,644	101,402
Wabtec Corp.	785	55,397
Woodward, Inc.	276	19,378
		654,307
Marine - 0.5%
Costamare, Inc.	1,160	7,273
Kirby Corp. (a)	1,193	74,682
		81,955
Professional Services - 1.3%
Advisory Board Co. (a)	424	22,578
Manpower, Inc.	300	33,453
Nielsen Holdings PLC	387	15,035
TransUnion Holding Co., Inc. (a)	752	35,991
TriNet Group, Inc. (a)	2,898	103,546
		210,603
Road & Rail - 2.7%
Avis Budget Group, Inc. (a)	1,899	68,801
Covenant Transport Group, Inc. Class A (a)	583	13,998
Heartland Express, Inc.	3,075	68,173
Hennessy Capital Acquisition Corp. II (a)	1,068	13,991
J.B. Hunt Transport Services, Inc.	372	36,787
Knight Transportation, Inc.	2,774	108,325
Landstar System, Inc.	520	48,542
Roadrunner Transportation Systems, Inc. (a)	955	7,134
Ryder System, Inc.	400	31,040
U.S.A. Truck, Inc. (a)	1,440	16,056
Werner Enterprises, Inc.	882	29,194
		442,041
Trading Companies & Distributors - 1.3%
Applied Industrial Technologies, Inc.	535	30,495
GATX Corp.	400	24,232
MSC Industrial Direct Co., Inc. Class A	846	58,272
Textainer Group Holdings Ltd.	879	15,602
Triton International Ltd.	229	8,455
United Rentals, Inc. (a)	300	35,418
Watsco, Inc.	247	36,398
		208,872

TOTAL INDUSTRIALS		2,939,529

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.4%
Brocade Communications Systems, Inc.	900	11,142
Ciena Corp. (a)	2,065	44,625
EMCORE Corp. (a)	2,867	26,090
Infinera Corp. (a)	1,785	15,101
Juniper Networks, Inc.	1,200	33,276
KVH Industries, Inc. (a)	294	3,469
Lumentum Holdings, Inc. (a)	120	6,822
NETGEAR, Inc. (a)	349	16,752
Oclaro, Inc. (a)	1,025	8,620
Plantronics, Inc.	400	17,052
Viavi Solutions, Inc. (a)	4,885	49,045
		231,994
Electronic Equipment & Components - 2.7%
Arrow Electronics, Inc. (a)	500	39,715
Avnet, Inc.	600	23,142
CDW Corp.	965	61,200
Fabrinet (a)	623	24,197
Flextronics International Ltd. (a)	2,200	35,794
Jabil, Inc.	1,200	37,620
Maxwell Technologies, Inc. (a)	629	3,504
Methode Electronics, Inc. Class A	552	22,577
Sanmina Corp. (a)	700	26,215
Systemax, Inc.	596	14,566
Trimble, Inc. (a)	1,546	59,799
TTM Technologies, Inc. (a)	1,200	17,088
Universal Display Corp.	62	7,880
VeriFone Systems, Inc. (a)	1,349	26,670
Vishay Intertechnology, Inc.	900	15,930
Zebra Technologies Corp. Class A (a)	143	14,742
		430,639
Internet Software & Services - 3.8%
2U, Inc. (a)	1,076	53,908
Alphabet, Inc. Class C (a)	16	15,029
Apptio, Inc. Class A	1,391	24,760
Box, Inc. Class A (a)	1,116	21,896
Carbonite, Inc. (a)	1,127	22,540
Care.com, Inc. (a)	2,454	36,736
ChannelAdvisor Corp. (a)	1,991	23,096
Cimpress NV (a)	457	42,245
CoStar Group, Inc. (a)	71	20,350
Facebook, Inc. Class A (a)	56	9,630
Five9, Inc. (a)	265	5,698
GoDaddy, Inc. (a)	460	20,617
GrubHub, Inc. (a)	869	49,611
Hortonworks, Inc. (a)	2,412	40,980
Instructure, Inc. (a)	749	22,170
Internap Network Services Corp. (a)	878	3,925
Match Group, Inc. (a)	1,280	27,840
Mimecast Ltd. (a)	183	4,950
MINDBODY, Inc. (a)	351	8,301
New Relic, Inc. (a)	656	31,422
Nutanix, Inc. Class A	777	17,094
Q2 Holdings, Inc. (a)	1,139	46,243
Shutterstock, Inc. (a)	1,345	45,165
Stamps.com, Inc. (a)	17	3,251
Wix.com Ltd. (a)	255	16,601
Yelp, Inc. (a)	224	9,542
		623,600
IT Services - 2.0%
Acxiom Corp. (a)	916	21,334
Broadridge Financial Solutions, Inc.	193	15,079
Convergys Corp.	700	16,450
CoreLogic, Inc. (a)	788	37,012
Euronet Worldwide, Inc. (a)	468	45,990
First Data Corp. Class A (a)	1,886	34,721
Gartner, Inc. (a)	219	26,409
Maximus, Inc.	450	27,351
PayPal Holdings, Inc. (a)	183	11,287
Square, Inc. (a)	996	26,006
Teradata Corp. (a)	1,434	45,773
Virtusa Corp. (a)	267	9,697
		317,109
Semiconductors & Semiconductor Equipment - 1.5%
Ambarella, Inc. (a)	82	4,461
Analog Devices, Inc.	208	17,403
AXT, Inc. (a)	526	4,103
Cabot Microelectronics Corp.	661	47,341
Cirrus Logic, Inc. (a)	500	28,990
Inphi Corp. (a)	230	8,807
M/A-COM Technology Solutions Holdings, Inc. (a)	348	15,848
Marvell Technology Group Ltd.	510	9,134
Maxim Integrated Products, Inc.	225	10,499
Microsemi Corp. (a)	291	14,661
ON Semiconductor Corp. (a)	2,100	35,868
Synaptics, Inc. (a)	200	8,314
Teradyne, Inc.	889	31,657
United Microelectronics Corp. sponsored ADR	3,024	7,560
		244,646
Software - 4.7%
Adobe Systems, Inc. (a)	32	4,965
Aspen Technology, Inc. (a)	406	25,680
Barracuda Networks, Inc. (a)	1,443	34,935
Cadence Design Systems, Inc. (a)	1,784	70,093
Callidus Software, Inc. (a)	3,176	81,782
CommVault Systems, Inc. (a)	39	2,381
CyberArk Software Ltd. (a)	539	21,565
Descartes Systems Group, Inc. (a)	561	15,751
Descartes Systems Group, Inc. (a)	936	26,255
Ebix, Inc.	329	18,983
Electronic Arts, Inc. (a)	28	3,402
Guidewire Software, Inc. (a)	624	47,243
Imperva, Inc. (a)	206	9,198
Manhattan Associates, Inc. (a)	719	30,234
Nuance Communications, Inc. (a)	1,309	21,036
QAD, Inc. Class A	210	7,077
Qualys, Inc. (a)	481	22,848
Rapid7, Inc. (a)	402	6,778
RealPage, Inc. (a)	1,182	50,944
RingCentral, Inc. (a)	374	15,839
Splunk, Inc. (a)	555	37,235
SS&C Technologies Holdings, Inc.	3,585	138,775
Tableau Software, Inc. (a)	411	29,789
TeleNav, Inc. (a)	487	3,166
Tyler Technologies, Inc. (a)	237	40,954
Ultimate Software Group, Inc. (a)	3	603
		767,511
Technology Hardware, Storage & Peripherals - 1.0%
3D Systems Corp. (a)	1,572	19,744
CPI Card Group	916	880
NCR Corp. (a)	800	29,224
Seagate Technology LLC	600	18,918
Stratasys Ltd. (a)	1,652	36,972
Xerox Corp.	1,798	58,021
		163,759

TOTAL INFORMATION TECHNOLOGY		2,779,258

MATERIALS - 4.4%
Chemicals - 2.0%
A. Schulman, Inc.	700	21,280
Axalta Coating Systems (a)	1,473	43,483
Cabot Corp.	400	21,072
Eastman Chemical Co.	500	43,100
Huntsman Corp.	2,200	58,454
Methanex Corp.	833	42,566
Quaker Chemical Corp.	182	25,338
Trinseo SA	500	33,450
Valvoline, Inc.	1,655	35,235
		323,978
Construction Materials - 0.1%
U.S. Concrete, Inc. (a)	171	13,689
Containers & Packaging - 1.6%
Aptargroup, Inc.	1,081	90,382
Crown Holdings, Inc. (a)	1,077	63,575
Owens-Illinois, Inc. (a)	1,200	29,568
Packaging Corp. of America	584	65,647
Smurfit Kappa Group PLC	487	14,874
		264,046
Metals & Mining - 0.4%
Alcoa Corp.	227	9,961
Ferroglobe Representation & Warranty Insurance (b)	2,166	0
Reliance Steel & Aluminum Co.	300	21,726
Ryerson Holding Corp. (a)	3,014	25,920
		57,607
Paper & Forest Products - 0.3%
Clearwater Paper Corp. (a)	300	13,950
Kapstone Paper & Packaging Corp.	793	17,739
P.H. Glatfelter Co.	1,000	17,320
		49,009

TOTAL MATERIALS		708,329

REAL ESTATE - 4.6%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Altisource Residential Corp. Class B	545	6,600
CBL & Associates Properties, Inc.	1,100	8,800
CorEnergy Infrastructure Trust, Inc.	600	19,578
Corrections Corp. of America	300	8,040
DDR Corp.	1,900	18,392
EastGroup Properties, Inc.	563	50,028
Gladstone Commercial Corp.	800	17,120
Government Properties Income Trust	1,200	22,260
Hospitality Properties Trust (SBI)	1,200	32,832
Independence Realty Trust, Inc.	2,500	25,725
InfraReit, Inc.	1,000	22,490
LaSalle Hotel Properties (SBI)	500	14,190
Medical Properties Trust, Inc.	1,900	25,004
Mid-America Apartment Communities, Inc.	424	45,139
National Retail Properties, Inc.	1,335	55,843
National Storage Affiliates Trust	1,644	36,694
Outfront Media, Inc.	1,525	33,550
Piedmont Office Realty Trust, Inc. Class A	1,700	34,425
Preferred Apartment Communities, Inc. Class A	1,100	20,009
RLJ Lodging Trust	1,786	36,041
Sabra Health Care REIT, Inc.	1,800	39,330
Select Income REIT	1,300	30,173
Senior Housing Properties Trust (SBI)	1,900	37,468
Summit Hotel Properties, Inc.	1,100	16,324
WP Glimcher, Inc.	2,200	18,370
		674,425
Real Estate Management & Development - 0.4%
HFF, Inc.	756	28,826
Realogy Holdings Corp.	1,068	36,205
		65,031

TOTAL REAL ESTATE		739,456

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.0%
Fusion Telecommunications International (a)	993	3,168
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	1,934	39,821

TOTAL TELECOMMUNICATION SERVICES		42,989

UTILITIES - 1.4%
Electric Utilities - 0.9%
Entergy Corp.	600	47,502
FirstEnergy Corp.	1,100	35,838
Portland General Electric Co.	1,224	58,152
Spark Energy, Inc. Class A,	800	12,680
		154,172
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp. (a)	531	7,806
Dynegy, Inc. (a)	952	8,968
The AES Corp.	1,700	18,768
		35,542
Multi-Utilities - 0.3%
NorthWestern Energy Corp.	751	45,300

TOTAL UTILITIES		235,014

TOTAL COMMON STOCKS
(Cost $12,316,276)		14,565,003

Equity Funds - 4.8%
Mid-Cap Blend Funds - 4.0%
Fidelity SAI Small-Mid Cap 500 Index Fund (c)	58,177	657,978
Sector Funds - 0.8%
Fidelity SAI Real Estate Index Fund (c)	11,228	123,394
TOTAL EQUITY FUNDS
(Cost $746,467)		781,372
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.09% 10/26/17 (d)
(Cost $29,950)	$30,000	29,954
	Shares

Money Market Funds - 5.7%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (e)
(Cost $933,216)	933,216	933,216
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $14,025,909)		16,309,545
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(49,771)
NET ASSETS - 100%		$16,259,774

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE Russell 2000 Mini Contracts (United States)	8	Sept. 2017	$561,760	$(6,895)	$(6,895)

The notional amount of futures purchased as a percentage of Net Assets is 3.5%

Legend

 (a) Non-income producing

 (b) Level 3 instrument

 (c) Affiliated Fund

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,954.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI Real Estate Index Fund	$124,727	$671	$--	$670	$--	$(2,004)	$123,394
Fidelity SAI Small-Mid Cap 500 Index Fund	578,685	655,996	591,500	--	6,877	7,920	657,978
Total	$703,412	$656,667	$591,500	$670	$6,877	$5,916	$781,372

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,098,433	$2,098,433	$--	$--
Consumer Staples	474,325	474,325	--	--
Energy	493,502	493,502	--	--
Financials	2,282,989	2,282,989	--	--
Health Care	1,771,179	1,768,734	--	2,445
Industrials	2,939,529	2,939,529	--	--
Information Technology	2,779,258	2,779,258	--	--
Materials	708,329	708,329	--	--
Real Estate	739,456	739,456	--	--
Telecommunication Services	42,989	42,989	--	--
Utilities	235,014	235,014	--	--
Equity Funds	781,372	781,372	--	--
Other Short-Term Investments	29,954	--	29,954	--
Money Market Funds	933,216	933,216	--	--
Total Investments in Securities:	$16,309,545	$16,277,146	$29,954	$2,445
Derivative Instruments:
Liabilities
Futures Contracts	$(6,895)	$(6,895)	$--	$--
Total Liabilities	$(6,895)	$(6,895)	$--	$--
Total Derivative Instruments:	$(6,895)	$(6,895)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(6,895)
Total Equity Risk	0	(6,895)
Total Value of Derivatives	$0	$(6,895)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,279,442)	$15,528,173
Affiliated issuers (cost $746,467)	781,372
Total Investment in Securities (cost $14,025,909)		$16,309,545
Receivable for investments sold		71,988
Receivable for fund shares sold		7,633
Dividends receivable		14,139
Receivable for daily variation margin on futures contracts		5,400
Prepaid expenses		54
Receivable from investment adviser for expense reductions		6,270
Other receivables		530
Total assets		16,415,559
Liabilities
Payable for investments purchased	$109,505
Accrued management fee	9,843
Distribution and service plan fees payable	27
Audit fee payable	23,788
Custody fee payable	10,206
Other affiliated payables	1,844
Other payables and accrued expenses	572
Total liabilities		155,785
Net Assets		$16,259,774
Net Assets consist of:
Paid in capital		$13,504,167
Undistributed net investment income		2,535
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		476,331
Net unrealized appreciation (depreciation) on investments		2,276,741
Net Assets		$16,259,774
Small-Mid Cap Multi-Manager:
Net Asset Value, offering price and redemption price per share ($13,803,034 ÷ 1,396,197 shares)		$9.89
Class F:
Net Asset Value, offering price and redemption price per share ($2,195,304 ÷ 220,778 shares)		$9.94
Class L:
Net Asset Value, offering price and redemption price per share ($131,340 ÷ 13,301 shares)		$9.87
Class N:
Net Asset Value, offering price and redemption price per share ($130,096 ÷ 13,263 shares)		$9.81

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$88,606
Affiliated issuers		670
Interest		3,614
Total income		92,890
Expenses
Management fee	$59,294
Transfer agent fees	8,048
Distribution and service plan fees	160
Accounting fees and expenses	3,080
Custodian fees and expenses	18,145
Independent trustees' fees and expenses	89
Registration fees	16,083
Audit	38,577
Legal	2,185
Miscellaneous	86
Total expenses before reductions	145,747
Expense reductions	(55,497)	90,250
Net investment income (loss)		2,640
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	547,359
Affiliated issuers	6,877
Foreign currency transactions	7
Futures contracts	15,096
Total net realized gain (loss)		569,339
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(79,979)
Other Affiliated issuers	5,916
Futures contracts	(9,726)
Total change in net unrealized appreciation (depreciation)		(83,789)
Net gain (loss)		485,550
Net increase (decrease) in net assets resulting from operations		$488,190

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,640	$13,697
Net realized gain (loss)	569,339	3,142,139
Change in net unrealized appreciation (depreciation)	(83,789)	1,749,585
Net increase (decrease) in net assets resulting from operations	488,190	4,905,421
Distributions to shareholders from net investment income	–	(5,001)
Distributions to shareholders from net realized gain	(193,323)	(2,720,619)
Total distributions	(193,323)	(2,725,620)
Share transactions - net increase (decrease)	500,648	(16,998,320)
Redemption fees	478	352
Total increase (decrease) in net assets	795,993	(14,818,167)
Net Assets
Beginning of period	15,463,781	30,281,948
End of period	$16,259,774	$15,463,781
Other Information
Undistributed net investment income end of period	$2,535	$–
Accumulated net investment loss end of period	$–	$(105)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.71	$9.10	$11.40	$13.46	$12.25	$11.24
Income from Investment Operations
Net investment income (loss)B	–	.01	(.02)	(.04)	(.03)	.04
Net realized and unrealized gain (loss)	.30	2.76	(1.54)	.70	3.24	1.30
Total from investment operations	.30	2.77	(1.56)	.66	3.21	1.34
Distributions from net investment income	–	–	–	–	–	(.04)C
Distributions from net realized gain	(.12)	(2.16)	(.74)	(2.72)	(2.00)	(.30)C
Total distributions	(.12)	(2.16)	(.74)	(2.72)	(2.00)	(.33)D
Redemption fees added to paid in capitalB,E	–	–	–	–	–	–
Net asset value, end of period	$9.89	$9.71	$9.10	$11.40	$13.46	$12.25
Total ReturnF,G	3.14%	31.35%	(14.27)%	5.88%	27.21%	12.26%
Ratios to Average Net AssetsH
Expenses before reductions	1.85%I	2.17%	1.41%	1.34%	1.25%	1.16%
Expenses net of fee waivers, if any	1.15%I	1.15%	1.16%	1.16%	1.16%	1.16%
Expenses net of all reductions	1.15%I	1.15%	1.16%	1.16%	1.16%	1.16%
Net investment income (loss)	.02%I	.08%	(.18)%	(.29)%	(.19)%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$13,803	$13,251	$28,621	$32,904	$57,019	$44,361
Portfolio turnover rateJ	54%I	120%	89%	85%	117%	66%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.296 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013B
Selected Per–Share Data
Net asset value, beginning of period	$9.76	$9.13	$11.42	$13.47	$12.25	$11.49
Income from Investment Operations
Net investment income (loss)C	.01	.02	(.01)	(.02)	(.01)	.01
Net realized and unrealized gain (loss)	.29	2.77	(1.54)	.69	3.24	.91
Total from investment operations	.30	2.79	(1.55)	.67	3.23	.92
Distributions from net investment income	–	–D	–	–	–	(.04)E
Distributions from net realized gain	(.12)	(2.16)	(.74)	(2.72)	(2.01)	(.12)E
Total distributions	(.12)	(2.16)	(.74)	(2.72)	(2.01)	(.16)
Redemption fees added to paid in capitalC,D	–	–	–	–	–	–
Net asset value, end of period	$9.94	$9.76	$9.13	$11.42	$13.47	$12.25
Total ReturnF,G	3.12%	31.46%	(14.16)%	5.95%	27.40%	8.11%
Ratios to Average Net AssetsH
Expenses before reductions	1.74%I	2.10%	1.31%	1.29%	1.24%	1.11%I
Expenses net of fee waivers, if any	1.06%I	1.05%	1.06%	1.06%	1.06%	1.06%I
Expenses net of all reductions	1.06%I	1.04%	1.06%	1.06%	1.05%	1.06%I
Net investment income (loss)	.11%I	.19%	(.08)%	(.19)%	(.09)%	.38%I
Supplemental Data
Net assets, end of period (000 omitted)	$2,195	$1,959	$1,468	$1,314	$763	$186
Portfolio turnover rateJ	54%I	120%	89%	85%	117%	66%

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.70	$9.09	$11.39	$13.45	$14.28
Income from Investment Operations
Net investment income (loss)C	–	.01	(.02)	(.04)	(.01)
Net realized and unrealized gain (loss)	.29	2.76	(1.54)	.70	.93
Total from investment operations	.29	2.77	(1.56)	.66	.92
Distributions from net investment income	–	–D	–	–	–
Distributions from net realized gain	(.12)	(2.16)	(.74)	(2.72)	(1.75)
Total distributions	(.12)	(2.16)	(.74)	(2.72)	(1.75)
Redemption fees added to paid in capitalC,D	–	–	–	–	–
Net asset value, end of period	$9.87	$9.70	$9.09	$11.39	$13.45
Total ReturnE,F	3.04%	31.39%	(14.29)%	5.89%	6.84%
Ratios to Average Net AssetsG
Expenses before reductions	1.83%H	2.21%	1.40%	1.37%	1.54%H
Expenses net of fee waivers, if any	1.15%H	1.15%	1.16%	1.16%	1.16%H
Expenses net of all reductions	1.15%H	1.15%	1.16%	1.16%	1.16%H
Net investment income (loss)	.02%H	.09%	(.18)%	(.29)%	(.17)%H
Supplemental Data
Net assets, end of period (000 omitted)	$131	$127	$97	$113	$107
Portfolio turnover rateI	54%H	120%	89%	85%	117%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.64	$9.07	$11.38	$13.44	$14.28
Income from Investment Operations
Net investment income (loss)C	(.01)	(.02)	(.05)	(.07)	(.02)
Net realized and unrealized gain (loss)	.30	2.74	(1.52)	.70	.92
Total from investment operations	.29	2.72	(1.57)	.63	.90
Distributions from net realized gain	(.12)	(2.15)	(.74)	(2.69)	(1.74)
Total distributions	(.12)	(2.15)	(.74)	(2.69)	(1.74)
Redemption fees added to paid in capitalC,D	–	–	–	–	–
Net asset value, end of period	$9.81	$9.64	$9.07	$11.38	$13.44
Total ReturnE,F	3.06%	30.86%	(14.42)%	5.62%	6.73%
Ratios to Average Net AssetsG
Expenses before reductions	2.08%H	2.45%	1.65%	1.62%	1.81%H
Expenses net of fee waivers, if any	1.40%H	1.40%	1.41%	1.41%	1.41%H
Expenses net of all reductions	1.40%H	1.40%	1.41%	1.41%	1.41%H
Net investment income (loss)	(.23)%H	(.16)%	(.43)%	(.54)%	(.42)%H
Supplemental Data
Net assets, end of period (000 omitted)	$130	$126	$96	$113	$107
Portfolio turnover rateI	54%H	120%	89%	85%	117%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers Small-Mid Cap Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Small-Mid Cap Multi Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,884,345
Gross unrealized depreciation	(671,950)
Net unrealized appreciation (depreciation)	$2,212,395
Tax cost	$14,090,255

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $15,096 and a change in net unrealized appreciation (depreciation) of $(9,726) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $4,437,450 and $4,068,971, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.15% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .75% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. ArrowMark Colorado Holdings, LLC (d/b/a ArrowMark Partners), J.P. Morgan Investment Management, Inc., LSV Asset Management, Portolan Capital Management, LLC, and The Boston Company Asset Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

AllianceBernstein, L.P. (AB), FIAM LLC (an affiliate of the investment adviser), Fisher Investments, Geode Capital Management, LLC, Invesco Advisers, Inc., Neuberger Berman Investment Advisers LLC (NBIA), Systematic Financial Management, L.P. and Victory Capital Management, Inc. have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2017, the Board of Trustees approved the appointment of Boston Partners Global Investors, Inc., Rice Hall James & Associates, LLC and Voya Investment Management Co., LLC as additional sub-advisers for the Fund. In addition, during September 2017, agreements with the following sub-advisers were not renewed: Advisory Research, Inc. and Kennedy Capital Management, Inc.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$160	$160

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Small-Mid Cap Multi-Manager	$7,929.12
Class L	60.09
Class N	59.09
	$8,048

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $7 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $24 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has voluntarily agreed to waive the Fund's management fee in an amount equal to .01% of the Fund's average net assets. During the period, this waiver reduced the fund's management fee by $791.

The investment adviser has contractually agreed to reimburse Small-Mid Cap Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Small-Mid Cap Multi-Manager	1.15%	$46,792
Class F	1.06%	7,056
Class L	1.15%	430
Class N	1.40%	428

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Small-Mid Cap Multi-Manager	$–	$4,349
Class F	–	609
Class L	–	43
Total	$–	$5,001
From net realized gain
Small-Mid Cap Multi-Manager	$165,439	$2,346,043
Class F	24,737	328,655
Class L	1,576	23,021
Class N	1,571	22,900
Total	$193,323	$2,720,619

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Small-Mid Cap Multi-Manager
Shares sold	92,506	93,372	$904,931	$934,953
Reinvestment of distributions	17,415	251,105	165,439	2,350,346
Shares redeemed	(78,773)	(2,123,204)	(763,827)	(20,705,531)
Net increase (decrease)	31,148	(1,778,727)	$306,543	$(17,420,232)
Class F
Shares sold	55,459	64,975	$541,115	$655,798
Reinvestment of distributions	2,590	34,991	24,737	329,264
Shares redeemed	(38,043)	(59,866)	(374,894)	(609,114)
Net increase (decrease)	20,006	40,100	$190,958	$375,948
Class L
Reinvestment of distributions	166	2,467	$1,576	$23,064
Net increase (decrease)	166	2,467	$1,576	$23,064
Class N
Reinvestment of distributions	167	2,460	$1,571	$22,900
Net increase (decrease)	167	2,460	$1,571	$22,900

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 75% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund’s annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Small-Mid Cap Multi-Manager	1.15%
Actual		$1,000.00	$1,031.40	$5.89
Hypothetical-C		$1,000.00	$1,019.41	$5.85
Class F	1.06%
Actual		$1,000.00	$1,031.20	$5.43
Hypothetical-C		$1,000.00	$1,019.86	$5.40
Class L	1.15%
Actual		$1,000.00	$1,030.40	$5.89
Hypothetical-C		$1,000.00	$1,019.41	$5.85
Class N	1.40%
Actual		$1,000.00	$1,030.60	$7.17
Hypothetical-C		$1,000.00	$1,018.15	$7.12

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Strategic Advisers Small-Mid Cap Multi-Manager Fund

On June 8, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in each of the existing sub-advisory agreements with LSV Asset Management (LSV) and The Boston Company Asset Management, LLC (Boston Company) for the fund (the Amended Sub-Advisory Agreements), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to each of LSV and Boston Company, on behalf of the fund. The terms of each Amended Sub-Advisory Agreement are identical to those of the existing respective sub-advisory agreement with each sub-adviser, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of each respective Amended Sub-Advisory Agreement.

In considering whether to approve each Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of each such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding LSV and Boston Company, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of each current sub-advisory agreement at its September 2016 Board meeting. The Board also considered the information provided by LSV and Boston Company in June 2017 in connection with the 2017 anticipated annual renewal of each current sub-advisory agreement with LSV and Boston Company.

The Board considered that each Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered each sub-adviser's representation that each respective Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board considered that it received information regarding each sub-adviser's historical investment performance in managing fund assets at its June 2017 Board meeting. The Board did not consider performance to be a material factor in its decision to approve each Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreements would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that each new fee schedule is expected to lower the amount of fees paid by Strategic Advisers to LSV and Boston Company on behalf of the fund. The Board also considered that if total fund expenses fall below the limits of the expense reimbursement arrangements in place for each class of the fund, each Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. The Board also considered that each respective Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee, Strategic Advisers' voluntary agreement to waive 0.01% of the management fee for the fund or Strategic Advisers' expense reimbursement arrangements for each class of the fund. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because each Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve each Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2016 Board meeting and that it will consider the potential for such benefits at its September 2017 meeting.

Possible Economies of Scale.  The Board considered that each Amended Sub-Advisory Agreement, like each current Sub-Advisory Agreement with each respective sub-adviser, provides for breakpoints that have the potential to further reduce sub-advisory fees paid to LSV and Boston Company as assets allocated to each sub-adviser grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2016 Board meeting and that it will consider the potential for such benefits at its September 2017 meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services rendered to the fund and that each Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

AMM-L-AMM-N-SANN-1017
1.9585981.103

Strategic Advisers® Small-Mid Cap Fund Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2017

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Small Cap Value Fund	5.4	5.5
Fidelity SAI Small-Mid Cap 500 Index Fund	3.9	2.4
Fidelity SAI Real Estate Index Fund	1.3	1.4
Knight Transportation, Inc.	0.6	0.3
SVB Financial Group	0.5	0.6
E*TRADE Financial Corp.	0.5	0.5
Lazard Ltd. Class A	0.5	0.5
ServiceMaster Global Holdings, Inc.	0.4	0.3
Avis Budget Group, Inc.	0.4	0.3
SS&C Technologies Holdings, Inc.	0.4	0.3
	13.9

Top Five Market Sectors as of August 31, 2017

(stocks only)

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.9	17.6
Industrials	14.1	14.2
Financials	12.5	14.5
Health Care	11.3	11.0
Consumer Discretionary	11.1	10.8

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Common Stocks	82.9%
Mid-Cap Blend Funds	3.9%
Small Blend Funds	0.1%
Small Value Funds	5.4%
Sector Funds	1.3%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

As of February 28, 2017
Common Stocks	84.9%
Mid-Cap Blend Funds	2.4%
Small Blend Funds	1.5%
Small Value Funds	5.5%
Sector Funds	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 82.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.8%
BorgWarner, Inc.	174,038	$8,077,104
Cooper Tire & Rubber Co.	58,200	1,955,520
Cooper-Standard Holding, Inc. (a)	49,200	4,948,536
Dana Holding Corp.	370,616	8,920,727
Hertz Global Holdings, Inc. (a)(b)	127,800	2,778,372
Lear Corp.	41,700	6,235,818
The Goodyear Tire & Rubber Co.	208,800	6,326,640
Tower International, Inc.	91,500	2,054,175
Visteon Corp. (a)	164,528	18,993,112
		60,290,004
Automobiles - 0.1%
Harley-Davidson, Inc. (b)	104,095	4,893,506
Thor Industries, Inc.	25,300	2,748,592
		7,642,098
Distributors - 0.4%
LKQ Corp. (a)	93,466	3,238,597
Pool Corp.	242,520	24,176,819
		27,415,416
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc. (a)	60,175	4,809,788
Carriage Services, Inc.	49,700	1,217,153
Chegg, Inc. (a)(b)	177,179	2,514,170
Grand Canyon Education, Inc. (a)	173,022	14,196,455
ServiceMaster Global Holdings, Inc. (a)	630,401	29,704,495
		52,442,061
Hotels, Restaurants & Leisure - 2.3%
ARAMARK Holdings Corp.	202,270	8,230,366
Brinker International, Inc. (b)	206,220	6,438,188
Buffalo Wild Wings, Inc. (a)	20,713	2,128,261
Cedar Fair LP (depositary unit)	110,281	7,651,296
Dave & Buster's Entertainment, Inc. (a)	112,404	6,571,138
Dunkin' Brands Group, Inc.	354,639	18,285,187
Hilton Grand Vacations, Inc.	222,766	8,075,268
Jack in the Box, Inc.	44,694	4,184,252
Marriott International, Inc. Class A	43,329	4,488,018
Norwegian Cruise Line Holdings Ltd. (a)	56,750	3,374,355
Papa John's International, Inc. (b)	124,870	9,339,027
Penn National Gaming, Inc. (a)(b)	674,695	14,971,482
Planet Fitness, Inc. (b)	654,937	16,615,752
Red Lion Hotels Corp. (a)	163,428	1,143,996
Ruth's Hospitality Group, Inc.	128,100	2,504,355
SeaWorld Entertainment, Inc. (b)	151,300	1,963,874
Six Flags Entertainment Corp.	112,550	6,141,854
Texas Roadhouse, Inc. Class A	105,038	4,984,053
U.S. Foods Holding Corp. (a)	496,225	13,621,376
Vail Resorts, Inc.	63,316	14,432,882
Wendy's Co.	296,006	4,416,410
Wyndham Worldwide Corp.	49,300	4,914,224
Zoe's Kitchen, Inc. (a)(b)	169,033	2,175,455
		166,651,069
Household Durables - 0.8%
Beazer Homes U.S.A., Inc. (a)	201,100	2,998,401
CalAtlantic Group, Inc.	177,660	6,173,685
D.R. Horton, Inc.	226,912	8,202,869
Helen of Troy Ltd. (a)	37,713	3,405,484
KB Home	139,200	2,978,880
LGI Homes, Inc. (a)(b)	71,700	3,050,118
Newell Brands, Inc.	54,820	2,646,710
PulteGroup, Inc.	117,900	3,044,178
Toll Brothers, Inc.	536,145	20,888,209
		53,388,534
Internet & Direct Marketing Retail - 0.1%
Blue Apron Holdings, Inc. Class A (b)	363,590	1,905,212
Overstock.com, Inc. (a)	82,162	1,803,456
U.S. Auto Parts Network, Inc. (a)	1,079,551	3,152,289
		6,860,957
Leisure Products - 0.8%
American Outdoor Brands Corp. (a)	110,800	1,808,256
Brunswick Corp.	432,329	22,688,626
Hasbro, Inc.	46,781	4,596,233
Polaris Industries, Inc. (b)	294,566	27,462,388
		56,555,503
Media - 1.3%
AMC Networks, Inc. Class A (a)	49,300	2,996,454
Cinemark Holdings, Inc.	329,632	10,973,449
Discovery Communications, Inc. Class A (a)(b)	221,100	4,910,631
E.W. Scripps Co. Class A (a)	365,377	6,532,941
IMAX Corp. (a)	116,716	2,176,753
Lions Gate Entertainment Corp. Class B	350,675	9,843,447
Live Nation Entertainment, Inc. (a)	177,500	7,092,900
Meredith Corp. (b)	82,565	4,487,408
MSG Network, Inc. Class A (a)	68,900	1,477,905
National CineMedia, Inc.	851,327	4,605,679
Nexstar Broadcasting Group, Inc. Class A (b)	252,832	15,220,486
Omnicom Group, Inc.	26,800	1,939,784
Scripps Networks Interactive, Inc. Class A	39,700	3,400,305
Sinclair Broadcast Group, Inc. Class A (b)	480,264	14,527,986
		90,186,128
Multiline Retail - 0.2%
Dillard's, Inc. Class A (b)	46,400	2,821,120
Kohl's Corp.	83,700	3,329,586
Nordstrom, Inc.	135,283	6,036,327
Ollie's Bargain Outlet Holdings, Inc. (a)	84,695	3,544,486
		15,731,519
Specialty Retail - 1.9%
Aaron's, Inc. Class A	87,000	3,851,490
American Eagle Outfitters, Inc.	171,000	2,043,450
Burlington Stores, Inc. (a)	116,980	10,192,467
Chico's FAS, Inc.	597,528	4,589,015
Conn's, Inc. (a)(b)	27,015	468,710
Dick's Sporting Goods, Inc.	99,136	2,613,225
Express, Inc. (a)	147,400	938,938
Finish Line, Inc. Class A (b)	123,300	1,027,089
Five Below, Inc. (a)	302,779	14,403,197
Floor & Decor Holdings, Inc. Class A	98,982	3,557,413
Foot Locker, Inc.	41,600	1,465,568
Genesco, Inc. (a)	94,896	2,007,050
Group 1 Automotive, Inc.	43,800	2,628,876
Haverty Furniture Companies, Inc.	104,300	2,445,835
Lithia Motors, Inc. Class A (sub. vtg.)	167,152	18,052,416
Monro, Inc. (b)	179,310	8,553,087
Murphy U.S.A., Inc. (a)	37,500	2,417,250
New York & Co., Inc. (a)	145,200	280,236
Office Depot, Inc.	2,295,045	9,845,743
Penske Automotive Group, Inc.	90,200	3,820,872
RH (a)(b)	12,025	562,650
Ross Stores, Inc.	41,141	2,404,691
Sally Beauty Holdings, Inc. (a)	913,273	16,977,745
Sonic Automotive, Inc. Class A (sub. vtg.)	111,800	2,023,580
The Children's Place Retail Stores, Inc. (b)	97,275	10,325,741
Ulta Beauty, Inc.	9,593	2,120,149
Urban Outfitters, Inc. (a)(b)	119,542	2,443,438
Williams-Sonoma, Inc. (b)	28,158	1,295,268
		133,355,189
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	314,884	27,303,592
Crocs, Inc. (a)	177,000	1,580,610
Deckers Outdoor Corp. (a)	58,800	3,757,320
G-III Apparel Group Ltd. (a)	704,786	19,381,615
lululemon athletica, Inc. (a)	186,679	10,743,376
Michael Kors Holdings Ltd. (a)	45,000	1,899,900
PVH Corp.	152,165	19,156,052
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	301,032	7,956,276
Steven Madden Ltd. (a)	126,746	5,374,030
Under Armour, Inc. Class C (non-vtg.) (a)(b)	202,097	3,051,665
Wolverine World Wide, Inc.	731,634	19,241,974
		119,446,410

TOTAL CONSUMER DISCRETIONARY		789,964,888

CONSUMER STAPLES - 2.5%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	18,804	2,801,796
Cott Corp.	480,234	7,295,327
Primo Water Corp. (a)	431,127	4,720,841
		14,817,964
Food & Staples Retailing - 0.3%
Casey's General Stores, Inc. (b)	49,398	5,207,537
Performance Food Group Co. (a)	525,531	14,609,762
Smart & Final Stores, Inc. (a)	292,193	2,059,961
SpartanNash Co.	46,700	1,150,688
SUPERVALU, Inc. (a)	47,514	949,805
		23,977,753
Food Products - 1.4%
Bunge Ltd.	82,500	6,156,975
Calavo Growers, Inc. (b)	63,724	4,279,067
Farmer Brothers Co. (a)	120,429	3,919,964
Fresh Del Monte Produce, Inc.	78,900	3,707,511
Ingredion, Inc.	73,916	9,152,279
Lamb Weston Holdings, Inc.	117,927	5,363,320
Lancaster Colony Corp.	37,014	4,311,021
Nomad Foods Ltd. (a)	892,676	13,407,994
Pilgrim's Pride Corp. (a)	199,300	5,869,385
Pinnacle Foods, Inc.	456,453	27,072,227
Post Holdings, Inc. (a)	44,900	3,822,337
Sanderson Farms, Inc. (b)	35,100	5,177,952
Snyders-Lance, Inc.	94,700	3,363,744
The Hain Celestial Group, Inc. (a)	23,900	961,258
TreeHouse Foods, Inc. (a)	39,618	2,654,010
		99,219,044
Household Products - 0.4%
Central Garden & Pet Co. (a)	124,343	4,383,091
Energizer Holdings, Inc.	82,815	3,656,282
Spectrum Brands Holdings, Inc.	175,865	19,338,115
		27,377,488
Personal Products - 0.1%
Avon Products, Inc. (a)	991,779	2,469,530
Edgewell Personal Care Co. (a)	28,619	2,173,327
MediFast, Inc.	16,100	911,582
		5,554,439
Tobacco - 0.1%
Universal Corp.	56,200	3,214,640

TOTAL CONSUMER STAPLES		174,161,328

ENERGY - 2.8%
Energy Equipment & Services - 0.7%
Core Laboratories NV (b)	105,478	9,301,050
Dril-Quip, Inc. (a)	45,370	1,703,644
Helmerich & Payne, Inc. (b)	27,408	1,160,455
ION Geophysical Corp. (a)(b)	26,266	193,055
Matrix Service Co. (a)	98,200	1,163,670
McDermott International, Inc. (a)	743,800	4,566,932
Oceaneering International, Inc.	138,037	3,112,734
Patterson-UTI Energy, Inc.	890,745	14,225,198
PHI, Inc. (non-vtg.) (a)	50,500	554,995
Precision Drilling Corp. (a)	3,310,185	8,403,032
RigNet, Inc. (a)	292,697	4,683,152
TETRA Technologies, Inc. (a)	362,700	747,162
U.S. Silica Holdings, Inc.	96,880	2,636,105
		52,451,184
Oil, Gas & Consumable Fuels - 2.1%
Abraxas Petroleum Corp. (a)	1,832,933	3,115,986
Aegean Marine Petroleum Network, Inc. (b)	250,300	1,264,015
Andeavor	117,720	11,789,658
Approach Resources, Inc. (a)(b)	123,954	344,592
Arch Coal, Inc. (b)	244,530	19,530,611
Ardmore Shipping Corp. (b)	301,176	2,439,526
Canacol Energy Ltd. (a)	842,989	2,835,278
Centennial Resource Development, Inc. Class A (b)	304,719	5,268,592
Cimarex Energy Co.	146,713	14,625,819
Devon Energy Corp.	111,233	3,492,716
Diamondback Energy, Inc. (a)	42,985	3,902,608
Energen Corp. (a)	370,988	19,024,265
Extraction Oil & Gas, Inc.	322,849	4,242,236
Gulfport Energy Corp. (a)	375,204	4,701,306
Laredo Petroleum, Inc. (a)	301,815	3,748,542
Leucrotta Exploration, Inc. (a)	655,552	965,938
Murphy Oil Corp.	94,500	2,141,370
Oasis Petroleum, Inc. (a)	355,515	2,595,260
Paramount Resources Ltd. Class A (a)	95,240	1,632,904
Parsley Energy, Inc. Class A (a)	277,221	6,944,386
PBF Energy, Inc. Class A (b)	144,500	3,421,760
PDC Energy, Inc. (a)	50,211	1,974,799
Penn Virginia Corp. (b)	30,781	1,185,069
Resolute Energy Corp. (a)(b)	202,032	5,970,046
Scorpio Tankers, Inc.	971,322	3,953,281
SM Energy Co.	389,950	5,209,732
Sundance Energy Australia Ltd. (a)	14,677,226	560,048
Valero Energy Corp.	40,800	2,778,480
World Fuel Services Corp.	67,600	2,334,904
WPX Energy, Inc. (a)	704,630	7,039,254
		149,032,981

TOTAL ENERGY		201,484,165

FINANCIALS - 12.5%
Banks - 5.6%
Associated Banc-Corp.	300,148	6,573,241
Banc of California, Inc. (b)	119,400	2,214,870
Banco Latinoamericano de Comercio Exterior SA Series E	106,500	2,871,240
Bank of the Ozarks, Inc.	422,588	18,154,380
BankUnited, Inc.	629,805	20,959,910
Banner Corp.	181,306	9,993,587
Berkshire Hills Bancorp, Inc.	61,000	2,061,800
Bryn Mawr Bank Corp.	49,700	2,035,215
Cathay General Bancorp	139,336	4,914,381
Central Pacific Financial Corp.	52,586	1,524,994
CIT Group, Inc.	118,100	5,296,785
Citizens Financial Group, Inc.	620,097	20,543,814
Comerica, Inc.	76,873	5,246,582
Commerce Bancshares, Inc.	90,070	4,952,949
Cullen/Frost Bankers, Inc.	99,063	8,341,105
East West Bancorp, Inc.	230,369	12,755,532
Fifth Third Bancorp	122,702	3,206,203
First Hawaiian, Inc.	246,353	6,673,703
First Horizon National Corp.	786,760	13,540,140
First Interstate Bancsystem, Inc.	215,503	7,585,706
First Republic Bank	244,797	23,757,549
FNB Corp., Pennsylvania	805,530	10,222,176
Fulton Financial Corp.	239,600	4,181,020
Great Western Bancorp, Inc.	406,882	14,615,201
Hancock Holding Co.	112,397	4,939,848
Hanmi Financial Corp.	108,800	2,904,960
Huntington Bancshares, Inc.	765,945	9,643,248
IBERIABANK Corp.	246,930	18,914,838
KeyCorp	1,615,786	27,807,677
MB Financial, Inc.	117,714	4,681,486
Old National Bancorp, Indiana	185,600	3,034,560
PacWest Bancorp	80,345	3,627,577
Peoples Bancorp, Inc.	40,051	1,243,984
Preferred Bank, Los Angeles	17,343	933,053
Regions Financial Corp.	599,356	8,456,913
Signature Bank (a)	78,289	10,047,610
Sterling Bancorp	192,727	4,326,721
SVB Financial Group (a)	216,062	36,587,939
TCF Financial Corp.	580,200	9,010,506
Texas Capital Bancshares, Inc. (a)	41,640	3,091,770
United Community Bank, Inc.	341,155	8,907,557
Western Alliance Bancorp. (a)	249,205	12,019,157
Wintrust Financial Corp.	110,274	8,029,050
Zions Bancorporation	142,900	6,239,014
		396,669,551
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	42,586	7,524,520
E*TRADE Financial Corp. (a)	846,229	34,703,851
Eaton Vance Corp. (non-vtg.)	296,726	14,118,223
Evercore, Inc. Class A	60,833	4,589,850
FactSet Research Systems, Inc.	50,760	7,978,457
Fifth Street Finance Corp.	440,182	2,376,983
Financial Engines, Inc.	276,286	9,131,252
Lazard Ltd. Class A	795,745	34,129,503
Legg Mason, Inc.	119,300	4,556,067
LPL Financial	407,757	19,099,338
MarketAxess Holdings, Inc.	49,170	9,487,352
Morningstar, Inc.	86,351	7,141,228
Newtek Business Services Corp. (b)	142,900	2,460,738
Raymond James Financial, Inc.	230,791	18,075,551
Stifel Financial Corp.	199,866	9,543,602
T. Rowe Price Group, Inc.	80,157	6,762,045
Waddell & Reed Financial, Inc. Class A (b)	60,178	1,119,913
WisdomTree Investments, Inc. (b)	1,004,407	9,210,412
		202,008,885
Consumer Finance - 0.5%
Green Dot Corp. Class A (a)	91,248	4,396,329
Navient Corp.	301,000	3,973,200
Regional Management Corp. (a)	68,700	1,507,965
SLM Corp. (a)	2,623,194	26,677,883
		36,555,377
Diversified Financial Services - 0.4%
Leucadia National Corp.	530,855	12,570,646
On Deck Capital, Inc. (a)(b)	785,690	3,794,883
Voya Financial, Inc.	339,381	12,974,536
		29,340,065
Insurance - 2.2%
American Equity Investment Life Holding Co.	179,638	4,986,751
American Financial Group, Inc.	58,474	5,953,238
AmTrust Financial Services, Inc. (b)	67,000	830,800
Assured Guaranty Ltd.	109,300	4,649,622
Athene Holding Ltd.	209,490	11,209,810
Cincinnati Financial Corp.	97,325	7,478,453
CNA Financial Corp.	164,135	8,052,463
CNO Financial Group, Inc.	339,200	7,581,120
Crawford & Co. Class B	344,918	3,421,587
Everest Re Group Ltd.	32,900	8,306,592
Fidelity & Guaranty Life (b)	80,300	2,509,375
First American Financial Corp.	115,200	5,651,712
FNFV Group (a)	242,041	4,078,391
Genworth Financial, Inc. Class A (a)	149,800	513,814
HCI Group, Inc.	62,822	2,449,430
Heritage Insurance Holdings, Inc. (b)	151,238	1,721,088
Lincoln National Corp.	105,900	7,186,374
Maiden Holdings Ltd.	174,900	1,268,025
National General Holdings Corp.	67,000	1,150,390
ProAssurance Corp.	164,786	8,774,855
Reinsurance Group of America, Inc.	47,100	6,332,595
RLI Corp.	59,050	3,160,356
Third Point Reinsurance Ltd. (a)	498,230	7,000,132
Torchmark Corp.	73,614	5,666,070
United Insurance Holdings Corp.	62,200	979,028
Universal Insurance Holdings, Inc. (b)	87,800	1,883,310
Unum Group	573,407	27,626,749
Validus Holdings Ltd.	46,008	2,307,301
XL Group Ltd.	60,730	2,487,501
		155,216,932
Mortgage Real Estate Investment Trusts - 0.3%
American Capital Mortgage Investment Corp.	141,031	2,707,795
Chimera Investment Corp.	176,100	3,358,227
MFA Financial, Inc.	419,200	3,680,576
New York Mortgage Trust, Inc. (b)	403,200	2,524,032
Redwood Trust, Inc.	146,800	2,448,624
Starwood Property Trust, Inc.	133,900	2,973,919
Two Harbors Investment Corp.	312,700	3,198,921
		20,892,094
Thrifts & Mortgage Finance - 0.6%
Farmer Mac Class C (non-vtg.)	25,700	1,750,684
Flagstar Bancorp, Inc. (a)	81,600	2,678,112
Lendingtree, Inc. (a)(b)	36,637	8,461,315
MGIC Investment Corp. (a)	1,777,494	20,352,306
Radian Group, Inc.	191,100	3,344,250
Washington Federal, Inc.	257,449	8,045,281
		44,631,948

TOTAL FINANCIALS		885,314,852

HEALTH CARE - 11.3%
Biotechnology - 2.1%
ACADIA Pharmaceuticals, Inc. (a)(b)	159,006	5,662,204
Agios Pharmaceuticals, Inc. (a)(b)	101,959	6,449,926
Alkermes PLC (a)	128,060	6,502,887
Alnylam Pharmaceuticals, Inc. (a)	58,725	5,034,494
AMAG Pharmaceuticals, Inc. (a)	100,800	1,683,360
Atara Biotherapeutics, Inc. (a)(b)	255,040	4,016,880
BeiGene Ltd. ADR (a)(b)	20,077	1,383,707
Biohaven Pharmaceutical Holding Co. Ltd.	28,762	1,028,242
bluebird bio, Inc. (a)	43,347	5,411,873
Blueprint Medicines Corp. (a)	36,705	1,990,145
Clovis Oncology, Inc. (a)	31,280	2,379,470
DBV Technologies SA sponsored ADR (a)	139,799	6,173,524
Dyax Corp. rights 12/31/19 (a)(c)	105,841	349,275
Eagle Pharmaceuticals, Inc. (a)(b)	125,320	6,837,459
Emergent BioSolutions, Inc. (a)	75,300	2,810,949
Exact Sciences Corp. (a)(b)	224,990	9,424,831
Exelixis, Inc. (a)	296,776	8,677,730
Halozyme Therapeutics, Inc. (a)(b)	437,638	5,693,670
Juno Therapeutics, Inc. (a)(b)	124,142	5,123,340
Kite Pharma, Inc. (a)(b)	6,140	1,092,859
Ligand Pharmaceuticals, Inc. Class B (a)(b)	79,822	10,286,661
Loxo Oncology, Inc. (a)	34,048	2,839,603
Momenta Pharmaceuticals, Inc. (a)	266,033	4,482,656
Neurocrine Biosciences, Inc. (a)	219,755	12,438,133
Prothena Corp. PLC (a)(b)	28,900	1,775,616
Repligen Corp. (a)	114,600	5,004,582
Sage Therapeutics, Inc. (a)	227,237	18,690,243
TESARO, Inc. (a)(b)	18,248	2,356,547
Ultragenyx Pharmaceutical, Inc. (a)	20,470	1,168,018
United Therapeutics Corp. (a)	25,930	3,391,644
		150,160,528
Health Care Equipment & Supplies - 3.4%
Abiomed, Inc. (a)	44,559	6,719,497
Accuray, Inc. (a)(b)	579,540	2,405,091
Align Technology, Inc. (a)	91,584	16,186,556
Analogic Corp.	38,800	2,776,140
Angiodynamics, Inc. (a)	85,409	1,454,515
Atricure, Inc. (a)	97,800	2,193,654
Cantel Medical Corp.	58,500	4,753,125
CONMED Corp.	39,400	1,954,240
DexCom, Inc. (a)	191,569	14,292,963
Endologix, Inc. (a)(b)	808,302	3,419,117
Glaukos Corp. (a)(b)	55,730	2,103,808
Haemonetics Corp. (a)	74,400	3,200,688
Halyard Health, Inc. (a)	121,762	5,514,601
Hill-Rom Holdings, Inc.	61,622	4,742,429
Hologic, Inc. (a)	83,410	3,219,626
ICU Medical, Inc. (a)	25,299	4,410,881
IDEXX Laboratories, Inc. (a)	121,334	18,858,944
Insulet Corp. (a)	71,176	4,132,479
Integer Holdings Corp. (a)	113,500	5,215,325
Integra LifeSciences Holdings Corp. (a)	190,228	9,699,726
Nevro Corp. (a)	189,792	16,356,275
Novadaq Technologies, Inc. (a)	332,107	3,902,257
Novadaq Technologies, Inc. (a)	143,419	1,685,173
NuVasive, Inc. (a)	118,330	7,393,258
NxStage Medical, Inc. (a)	222,244	6,222,832
Penumbra, Inc. (a)	45,075	3,876,450
Steris PLC	258,523	22,532,865
Teleflex, Inc.	27,200	5,759,600
The Cooper Companies, Inc.	81,188	20,364,386
West Pharmaceutical Services, Inc.	271,624	23,642,153
Zimmer Biomet Holdings, Inc.	63,776	7,287,684
		236,276,338
Health Care Providers & Services - 2.3%
Acadia Healthcare Co., Inc. (a)(b)	159,700	7,496,318
Brookdale Senior Living, Inc. (a)	837,334	10,156,861
Capital Senior Living Corp. (a)	161,042	2,001,752
Centene Corp. (a)	160,814	14,288,324
Chemed Corp.	23,280	4,592,911
Envision Healthcare Corp.	190,260	9,971,527
HealthEquity, Inc. (a)	328,514	14,050,544
HealthSouth Corp.	590,722	27,025,532
Henry Schein, Inc. (a)	95,130	16,522,178
Laboratory Corp. of America Holdings (a)	35,000	5,490,450
LifePoint Hospitals, Inc. (a)	79,200	4,589,640
Magellan Health Services, Inc. (a)	113,534	9,184,901
MEDNAX, Inc. (a)	160,959	7,219,011
Molina Healthcare, Inc. (a)(b)	41,400	2,649,600
PharMerica Corp. (a)	81,500	2,396,100
Quest Diagnostics, Inc.	29,100	3,152,985
Select Medical Holdings Corp. (a)	296,800	5,520,480
Teladoc, Inc. (a)(b)	116,900	3,921,995
Tivity Health, Inc. (a)	119,820	4,696,944
Wellcare Health Plans, Inc. (a)	53,668	9,374,726
		164,302,779
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	422,400	5,550,336
athenahealth, Inc. (a)	47,136	6,642,876
Evolent Health, Inc. (a)(b)	396,716	6,625,157
Medidata Solutions, Inc. (a)	177,964	13,340,181
Veeva Systems, Inc. Class A (a)	69,940	4,161,430
		36,319,980
Life Sciences Tools & Services - 1.4%
Bio-Rad Laboratories, Inc. Class A (a)	30,601	6,665,510
Bio-Techne Corp.	46,076	5,703,287
Charles River Laboratories International, Inc. (a)	187,659	20,417,299
Fluidigm Corp. (a)	572,600	2,616,782
ICON PLC (a)	90,572	10,269,959
INC Research Holdings, Inc. Class A (a)	182,620	10,719,794
Luminex Corp.	113,000	2,184,290
Nanostring Technologies, Inc. (a)	52,894	817,212
Pacific Biosciences of California, Inc. (a)(b)	489,075	2,420,921
PerkinElmer, Inc.	359,751	24,099,719
Quintiles Transnational Holdings, Inc. (a)	52,600	5,051,178
VWR Corp. (a)	231,018	7,628,214
		98,594,165
Pharmaceuticals - 1.6%
Avexis, Inc. (a)	17,290	1,614,022
Catalent, Inc. (a)	597,106	24,654,507
GW Pharmaceuticals PLC ADR (a)(b)	50,900	5,386,238
Impax Laboratories, Inc. (a)	100,500	2,175,825
Intersect ENT, Inc. (a)	89,600	2,768,640
Jazz Pharmaceuticals PLC (a)	95,771	14,304,357
Lannett Co., Inc. (a)(b)	110,600	1,941,030
Mallinckrodt PLC (a)	71,500	2,937,220
Nektar Therapeutics (a)	258,557	5,437,454
Patheon NV (a)	232,076	8,118,018
Perrigo Co. PLC	56,454	4,457,608
Prestige Brands Holdings, Inc. (a)	257,549	13,060,310
Revance Therapeutics, Inc. (a)(b)	206,427	5,067,783
Sucampo Pharmaceuticals, Inc. Class A (a)(b)	162,100	1,904,675
The Medicines Company (a)(b)	44,480	1,631,971
TherapeuticsMD, Inc.(a)(b)	3,205,544	19,233,264
		114,692,922

TOTAL HEALTH CARE		800,346,712

INDUSTRIALS - 14.1%
Aerospace & Defense - 1.3%
AeroVironment, Inc. (a)	122,020	5,981,420
Axon Enterprise, Inc. (a)(b)	217,580	4,723,662
BWX Technologies, Inc.	110,131	6,026,368
HEICO Corp. Class A	219,389	15,938,611
Hexcel Corp.	158,580	8,526,847
Huntington Ingalls Industries, Inc.	13,100	2,802,876
KEYW Holding Corp. (a)(b)	459,000	3,281,850
Mercury Systems, Inc. (a)	131,500	6,344,875
Moog, Inc. Class A (a)	26,500	2,034,140
Orbital ATK, Inc.	54,076	6,033,800
Spirit AeroSystems Holdings, Inc. Class A	170,000	12,665,000
Teledyne Technologies, Inc. (a)	25,933	3,891,506
Textron, Inc.	191,600	9,405,644
TransDigm Group, Inc. (b)	32,113	8,370,575
		96,027,174
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	159,169	10,632,489
Echo Global Logistics, Inc. (a)	78,194	1,188,549
Expeditors International of Washington, Inc.	65,637	3,682,236
Forward Air Corp.	328,671	17,081,032
XPO Logistics, Inc. (a)	74,790	4,577,148
		37,161,454
Airlines - 0.5%
Air Canada (a)	380,614	7,113,939
Alaska Air Group, Inc.	57,930	4,325,054
JetBlue Airways Corp. (a)	779,835	15,448,531
SkyWest, Inc.	135,500	4,701,850
Spirit Airlines, Inc. (a)	47,812	1,627,999
		33,217,373
Building Products - 1.1%
A.O. Smith Corp.	193,513	10,776,739
Allegion PLC	88,077	6,932,541
Fortune Brands Home & Security, Inc.	84,440	5,280,033
GCP Applied Technologies, Inc. (a)	131,790	3,723,068
Jeld-Wen Holding, Inc.	216,493	6,607,366
Lennox International, Inc.	28,890	4,787,940
Masonite International Corp. (a)	65,453	4,143,175
Owens Corning	200,042	14,829,113
Patrick Industries, Inc. (a)	99,876	7,390,824
Universal Forest Products, Inc.	58,198	5,075,448
USG Corp. (a)(b)	255,012	7,650,360
		77,196,607
Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	118,570	5,268,065
ACCO Brands Corp. (a)	416,935	4,565,438
ADS Waste Holdings, Inc.	110,090	2,624,546
Brady Corp. Class A	301,793	10,064,797
Casella Waste Systems, Inc. Class A (a)	708,425	11,908,624
Clean Harbors, Inc. (a)	340,342	18,409,099
Copart, Inc. (a)	145,990	4,772,413
Covanta Holding Corp.	216,500	3,106,775
Deluxe Corp.	160,284	11,115,695
Herman Miller, Inc.	258,485	8,698,020
Multi-Color Corp.	164,393	13,118,561
Pitney Bowes, Inc.	392,306	5,041,132
Ritchie Brothers Auctioneers, Inc. (b)	263,630	7,840,356
Steelcase, Inc. Class A	258,545	3,412,794
The Brink's Co.	86,670	6,799,262
Waste Connection, Inc. (United States)	413,424	27,571,247
		144,316,824
Construction & Engineering - 0.4%
Chicago Bridge & Iron Co. NV (b)	99,800	1,231,532
Dycom Industries, Inc. (a)	32,430	2,616,452
KBR, Inc.	1,190,380	19,367,483
Valmont Industries, Inc.	17,006	2,441,211
		25,656,678
Electrical Equipment - 0.7%
Acuity Brands, Inc. (b)	28,126	4,972,396
AMETEK, Inc.	60,492	3,826,119
Generac Holdings, Inc. (a)	192,931	7,790,554
Hubbell, Inc. Class B	53,354	6,017,798
Rockwell Automation, Inc.	47,613	7,811,389
Sensata Technologies Holding BV (a)	411,723	18,387,549
		48,805,805
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	32,229	3,051,764
ITT, Inc.	279,025	11,261,449
		14,313,213
Machinery - 3.2%
Actuant Corp. Class A	69,135	1,662,697
AGCO Corp.	63,660	4,357,527
Allison Transmission Holdings, Inc.	264,402	9,182,681
Colfax Corp. (a)	82,990	3,309,641
Crane Co.	31,100	2,308,553
Douglas Dynamics, Inc.	192,107	6,704,534
Gardner Denver Holdings, Inc.	163,652	3,844,185
Global Brass & Copper Holdings, Inc.	81,000	2,417,850
Greenbrier Companies, Inc. (b)	56,200	2,410,980
Harsco Corp. (a)	208,000	3,556,800
Hyster-Yale Materials Handling Class A	13,400	953,812
IDEX Corp.	45,061	5,298,272
John Bean Technologies Corp.	110,141	9,769,507
Kennametal, Inc.	294,403	10,304,105
Lincoln Electric Holdings, Inc.	321,859	27,950,236
Manitowoc Co., Inc. (a)	273,100	2,247,613
Meritor, Inc. (a)	80,500	1,598,730
Middleby Corp. (a)	63,310	7,704,827
Nordson Corp.	43,509	4,755,534
Oshkosh Corp.	80,321	5,991,947
Park-Ohio Holdings Corp.	26,500	1,056,025
Proto Labs, Inc. (a)(b)	145,924	10,477,343
RBC Bearings, Inc. (a)	103,511	11,414,158
Snap-On, Inc.	86,068	12,701,055
Tennant Co.	141,111	8,600,715
Terex Corp.	393,297	15,161,599
Timken Co.	156,233	7,007,050
Toro Co.	367,942	22,694,663
Twin Disc, Inc. (a)(b)	85,545	1,485,061
WABCO Holdings, Inc. (a)	36,603	5,256,923
Wabtec Corp. (b)	205,520	14,503,546
Woodward, Inc.	51,591	3,622,204
		230,310,373
Marine - 0.2%
Costamare, Inc. (b)	274,067	1,718,400
Danaos Corp. (a)(b)	137,033	226,104
Kirby Corp. (a)	221,488	13,865,149
		15,809,653
Professional Services - 0.8%
Advisory Board Co. (a)	79,031	4,208,401
Equifax, Inc.	42,200	6,012,234
Manpower, Inc.	93,345	10,408,901
Nielsen Holdings PLC	146,073	5,674,936
TransUnion Holding Co., Inc. (a)	241,010	11,534,739
TriNet Group, Inc. (a)	538,478	19,239,819
		57,079,030
Road & Rail - 2.1%
Avis Budget Group, Inc. (a)(b)	792,436	28,709,956
Covenant Transport Group, Inc. Class A (a)	137,452	3,300,223
Genesee & Wyoming, Inc. Class A (a)	49,519	3,395,023
Heartland Express, Inc.	570,904	12,656,942
Hennessy Capital Acquisition Corp. II (a)	252,225	3,304,148
J.B. Hunt Transport Services, Inc.	113,330	11,207,204
Kansas City Southern	55,792	5,770,567
Knight Transportation, Inc. (b)	1,032,763	40,329,395
Landstar System, Inc.	114,908	10,726,662
Old Dominion Freight Lines, Inc.	57,785	5,772,722
Roadrunner Transportation Systems, Inc. (a)	176,216	1,316,334
Ryder System, Inc.	103,600	8,039,360
U.S.A. Truck, Inc. (a)	341,440	3,807,056
Werner Enterprises, Inc.	326,215	10,797,717
		149,133,309
Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	127,923	7,291,611
GATX Corp. (b)	134,745	8,162,852
H&E Equipment Services, Inc.	353,490	8,321,155
Herc Holdings, Inc. (a)	84,220	3,555,768
MSC Industrial Direct Co., Inc. Class A	215,303	14,830,071
SiteOne Landscape Supply, Inc. (a)	73,550	3,695,152
Textainer Group Holdings Ltd. (b)	207,960	3,691,290
Triton International Ltd.	54,129	1,998,443
United Rentals, Inc. (a)	58,200	6,871,092
Watsco, Inc.	111,238	16,392,032
		74,809,466

TOTAL INDUSTRIALS		1,003,836,959

INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 1.6%
Arista Networks, Inc. (a)	18,890	3,327,474
Arris International PLC (a)	233,400	6,502,524
Brocade Communications Systems, Inc.	112	1,387
Ciena Corp. (a)	1,157,545	25,014,547
EMCORE Corp. (a)	677,586	6,166,033
F5 Networks, Inc. (a)	23,800	2,841,244
Finisar Corp. (a)	194,564	4,698,721
Infinera Corp. (a)(b)	1,173,608	9,928,724
Juniper Networks, Inc.	248,400	6,888,132
KVH Industries, Inc. (a)	68,806	811,911
Lumentum Holdings, Inc. (a)	110,249	6,267,656
Mitel Networks Corp. (a)	138,800	1,129,832
NETGEAR, Inc. (a)	82,713	3,970,224
NetScout Systems, Inc. (a)	168,900	5,531,475
Oclaro, Inc. (a)(b)	234,671	1,973,583
Plantronics, Inc.	57,600	2,455,488
Sonus Networks, Inc. (a)	282,400	1,951,384
Viavi Solutions, Inc. (a)	2,535,417	25,455,587
		114,915,926
Electronic Equipment & Components - 2.7%
Arrow Electronics, Inc. (a)	68,300	5,425,069
Avnet, Inc.	108,700	4,192,559
Belden, Inc.	194,082	14,957,900
CDW Corp.	189,145	11,995,576
Celestica, Inc. (sub. vtg.) (a)	234,015	2,685,433
Cognex Corp.	71,317	7,771,413
Coherent, Inc. (a)	30,350	7,081,262
Fabrinet (a)	147,736	5,738,066
Flextronics International Ltd. (a)	309,600	5,037,192
II-VI, Inc. (a)	46,100	1,652,685
Itron, Inc. (a)	54,778	3,976,883
Jabil, Inc.	250,281	7,846,309
Littelfuse, Inc.	70,269	13,081,277
Maxwell Technologies, Inc. (a)	384,461	2,141,448
Methode Electronics, Inc. Class A	208,093	8,511,004
National Instruments Corp.	117,450	4,743,806
Orbotech Ltd. (a)	118,860	4,723,496
OSI Systems, Inc. (a)	42,820	3,556,629
Sanmina Corp. (a)	129,900	4,864,755
ScanSource, Inc. (a)	78,892	3,096,511
SYNNEX Corp.	34,041	4,071,644
Systemax, Inc.	141,576	3,460,117
Trimble, Inc. (a)	549,905	21,270,325
TTM Technologies, Inc. (a)	445,720	6,347,053
Universal Display Corp.	23,297	2,961,049
VeriFone Systems, Inc. (a)	693,944	13,719,273
Vishay Intertechnology, Inc. (b)	312,015	5,522,666
Zebra Technologies Corp. Class A (a)	115,737	11,931,327
		192,362,727
Internet Software & Services - 2.9%
2U, Inc. (a)	351,747	17,622,525
Alphabet, Inc. Class C (a)	3,841	3,607,967
Apptio, Inc. Class A	328,013	5,838,631
Box, Inc. Class A (a)	264,267	5,184,919
Carbonite, Inc. (a)	266,186	5,323,720
Care.com, Inc. (a)	580,424	8,688,947
ChannelAdvisor Corp. (a)	346,749	4,022,288
Cimpress NV (a)(b)	85,349	7,889,662
CoStar Group, Inc. (a)	58,374	16,731,156
DHI Group, Inc. (a)	77,800	151,710
Facebook, Inc. Class A (a)	12,656	2,176,452
Five9, Inc. (a)	62,823	1,350,695
GoDaddy, Inc. (a)	240,895	10,796,914
GrubHub, Inc. (a)(b)	286,177	16,337,845
Hortonworks, Inc. (a)	570,350	9,690,247
Instructure, Inc. (a)	177,056	5,240,858
Internap Network Services Corp. (a)	201,034	898,622
LogMeIn, Inc.	162,076	18,541,494
Match Group, Inc. (a)(b)	302,826	6,586,466
Mimecast Ltd. (a)	43,333	1,172,158
MINDBODY, Inc. (a)	82,319	1,946,844
New Relic, Inc. (a)	189,880	9,095,252
Nutanix, Inc. Class A (b)	183,612	4,039,464
Q2 Holdings, Inc. (a)	400,448	16,258,189
Shutterstock, Inc. (a)	249,790	8,387,948
Stamps.com, Inc. (a)	3,999	764,809
The Trade Desk, Inc. (b)	78,601	4,163,495
Wix.com Ltd. (a)	91,310	5,944,281
Yelp, Inc. (a)	52,871	2,252,305
		200,705,863
IT Services - 3.0%
Acxiom Corp. (a)	524,053	12,205,194
Amdocs Ltd.	109,581	7,099,753
Black Knight Financial Services, Inc. Class A (a)(b)	220,801	9,406,123
Booz Allen Hamilton Holding Corp. Class A	177,278	6,046,953
Broadridge Financial Solutions, Inc.	72,584	5,670,988
Convergys Corp.	105,068	2,469,098
CoreLogic, Inc. (a)	436,803	20,516,637
DST Systems, Inc.	157,300	8,074,209
EPAM Systems, Inc. (a)	55,538	4,516,906
Euronet Worldwide, Inc. (a)	280,459	27,560,706
ExlService Holdings, Inc. (a)	83,118	4,677,881
Fidelity National Information Services, Inc.	98,542	9,156,523
First Data Corp. Class A (a)	711,718	13,102,728
Gartner, Inc. (a)	40,570	4,892,336
Genpact Ltd.	281,565	8,010,524
Interxion Holding N.V. (a)	112,900	5,853,865
Leidos Holdings, Inc.	138,640	8,085,485
Maximus, Inc.	83,547	5,077,987
PayPal Holdings, Inc. (a)	42,224	2,604,376
Square, Inc. (a)	375,577	9,806,315
Teradata Corp. (a)	540,576	17,255,186
Total System Services, Inc.	174,720	12,076,646
Unisys Corp. (a)(b)	164,400	1,274,100
Vantiv, Inc. (a)	41,222	2,913,983
Virtusa Corp. (a)	63,159	2,293,935
WEX, Inc. (a)	29,965	3,270,380
		213,918,817
Semiconductors & Semiconductor Equipment - 2.7%
Advanced Energy Industries, Inc. (a)	145,360	10,689,774
Ambarella, Inc. (a)(b)	19,414	1,056,122
Analog Devices, Inc.	37,244	3,116,205
AXT, Inc. (a)	124,344	969,883
Cabot Microelectronics Corp.	145,358	10,410,540
Cavium, Inc. (a)	135,656	8,588,381
Ceva, Inc. (a)	55,400	2,246,470
Cirrus Logic, Inc. (a)	97,800	5,670,444
Cypress Semiconductor Corp. (b)	646,860	8,855,513
FormFactor, Inc. (a)	155,000	2,340,500
Ichor Holdings Ltd.	219,020	5,011,178
Inphi Corp. (a)(b)	54,305	2,079,338
Integrated Device Technology, Inc. (a)	178,550	4,411,971
Kulicke & Soffa Industries, Inc. (a)	86,100	1,638,483
Lam Research Corp.	55,800	9,261,684
M/A-COM Technology Solutions Holdings, Inc. (a)(b)	199,133	9,068,517
Marvell Technology Group Ltd.	192,179	3,441,926
Maxim Integrated Products, Inc.	85,032	3,967,593
Mellanox Technologies Ltd. (a)(b)	106,230	4,987,499
Microsemi Corp. (a)	415,493	20,932,537
MKS Instruments, Inc.	65,151	5,365,185
Monolithic Power Systems, Inc.	118,326	11,988,790
ON Semiconductor Corp. (a)	361,100	6,167,588
Power Integrations, Inc.	61,886	4,508,395
Qorvo, Inc. (a)	54,400	3,983,168
Rambus, Inc. (a)	420,300	5,451,291
Silicon Laboratories, Inc. (a)	84,945	6,447,326
Synaptics, Inc. (a)	47,200	1,962,104
Teradyne, Inc.	652,186	23,224,343
United Microelectronics Corp. sponsored ADR (b)	1,109,268	2,773,170
Veeco Instruments, Inc. (a)	139,300	2,632,770
		193,248,688
Software - 5.3%
Adobe Systems, Inc. (a)	7,304	1,133,289
ANSYS, Inc. (a)	19,300	2,486,226
Aspen Technology, Inc. (a)	410,230	25,947,048
Autodesk, Inc. (a)	116,661	13,353,018
Barracuda Networks, Inc. (a)	766,518	18,557,401
CA Technologies, Inc.	95,634	3,173,136
Cadence Design Systems, Inc. (a)	331,292	13,016,463
Callidus Software, Inc. (a)	675,879	17,403,884
CommVault Systems, Inc. (a)	119,258	7,280,701
CyberArk Software Ltd. (a)	100,249	4,010,962
Descartes Systems Group, Inc. (a)	135,241	3,797,037
Descartes Systems Group, Inc. (a)	144,257	4,046,409
Ebix, Inc. (b)	77,911	4,495,465
Electronic Arts, Inc. (a)	6,425	780,638
Ellie Mae, Inc. (a)	15,450	1,282,041
Fair Isaac Corp.	48,841	6,874,859
FireEye, Inc. (a)(b)	718,500	10,612,245
Guidewire Software, Inc. (a)	281,140	21,285,109
HubSpot, Inc. (a)	43,180	3,167,253
Imperva, Inc. (a)	45,695	2,040,282
Manhattan Associates, Inc. (a)	163,387	6,870,423
MicroStrategy, Inc. Class A (a)	15,598	2,012,142
Nuance Communications, Inc. (a)	1,210,163	19,447,319
Paycom Software, Inc. (a)(b)	80,307	5,991,705
Pegasystems, Inc.	17,979	1,034,691
Progress Software Corp.	64,500	2,165,910
Proofpoint, Inc. (a)	56,169	5,154,067
QAD, Inc. Class A	49,594	1,671,318
Qualys, Inc. (a)	226,019	10,735,903
Rapid7, Inc. (a)	94,923	1,600,402
RealPage, Inc. (a)	387,432	16,698,319
RingCentral, Inc. (a)	88,362	3,742,131
SeaChange International, Inc. (a)	308,317	804,707
Silver Spring Networks, Inc. (a)	343,000	4,342,380
Splunk, Inc. (a)	188,529	12,648,411
SS&C Technologies Holdings, Inc.	727,492	28,161,215
Synopsys, Inc. (a)	130,389	10,485,883
Tableau Software, Inc. (a)	92,542	6,707,444
Take-Two Interactive Software, Inc. (a)	211,704	20,702,534
TeleNav, Inc. (a)	112,075	728,488
TiVo Corp.	289,850	5,304,255
Tyler Technologies, Inc. (a)	84,912	14,672,794
Ultimate Software Group, Inc. (a)	73,827	14,831,844
Vasco Data Security International, Inc. (a)	105,400	1,322,770
Verint Systems, Inc. (a)	309,892	12,302,712
		374,883,233
Technology Hardware, Storage & Peripherals - 0.7%
3D Systems Corp. (a)(b)	291,224	3,657,773
CPI Card Group (b)	216,403	207,812
Cray, Inc. (a)	15,829	298,377
Diebold Nixdorf, Inc. (b)	67,900	1,388,555
NCR Corp. (a)	79,600	2,907,788
NetApp, Inc.	286,415	11,072,804
Quantum Corp. (a)	91,212	502,578
Seagate Technology LLC	74,000	2,333,220
Stratasys Ltd. (a)(b)	308,438	6,902,842
Xerox Corp.	588,198	18,981,149
		48,252,898

TOTAL INFORMATION TECHNOLOGY		1,338,288,152

MATERIALS - 4.2%
Chemicals - 1.7%
A. Schulman, Inc.	70,640	2,147,456
Ashland Global Holdings, Inc.	73,730	4,574,947
Axalta Coating Systems (a)	455,975	13,460,382
Cabot Corp.	60,200	3,171,336
Eastman Chemical Co.	114,700	9,887,140
Huntsman Corp.	698,320	18,554,362
Ingevity Corp. (a)	80,135	5,046,101
Methanex Corp.	315,330	16,113,079
PolyOne Corp.	259,874	9,391,846
Quaker Chemical Corp.	40,975	5,704,540
The Scotts Miracle-Gro Co. Class A	97,879	9,356,254
Trinseo SA	125,100	8,369,190
Valvoline, Inc.	367,490	7,823,862
Westlake Chemical Corp.	71,745	5,517,908
		119,118,403
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	53,372	11,314,330
U.S. Concrete, Inc. (a)(b)	117,735	9,424,687
		20,739,017
Containers & Packaging - 1.5%
Aptargroup, Inc.	239,202	19,999,679
Avery Dennison Corp.	181,395	17,098,293
Berry Global Group, Inc. (a)	123,243	6,931,186
Crown Holdings, Inc. (a)	348,465	20,569,889
Graphic Packaging Holding Co.	283,100	3,694,455
Greif, Inc. Class A	110,600	6,685,770
Owens-Illinois, Inc. (a)	171,500	4,225,760
Packaging Corp. of America	139,499	15,681,083
Smurfit Kappa Group PLC	114,764	3,505,239
WestRock Co.	202,575	11,528,543
		109,919,897
Metals & Mining - 0.5%
Alcoa Corp.	449,503	19,724,192
Cliffs Natural Resources, Inc. (a)(b)	426,200	3,563,032
Ferroglobe Representation & Warranty Insurance (c)	495,885	5
Nucor Corp.	36,500	2,011,515
Reliance Steel & Aluminum Co.	45,700	3,309,594
Ryerson Holding Corp. (a)	712,231	6,125,187
TimkenSteel Corp. (a)	112,100	1,662,443
		36,395,968
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	30,900	1,436,850
Domtar Corp.	79,600	3,219,024
Kapstone Paper & Packaging Corp.	187,000	4,183,190
P.H. Glatfelter Co.	125,100	2,166,732
		11,005,796

TOTAL MATERIALS		297,179,081

REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Altisource Residential Corp. Class B	124,802	1,511,352
Brandywine Realty Trust (SBI)	383,185	6,583,118
CBL & Associates Properties, Inc.	226,300	1,810,400
Colony NorthStar, Inc.	271,100	3,554,121
Communications Sales & Leasing, Inc.	137,600	2,650,176
CorEnergy Infrastructure Trust, Inc. (b)	84,100	2,744,183
Corrections Corp. of America	85,800	2,299,440
CubeSmart	136,924	3,375,177
DDR Corp.	341,100	3,301,848
DiamondRock Hospitality Co.	338,100	3,715,719
DuPont Fabros Technology, Inc.	57,050	3,671,738
EastGroup Properties, Inc.	125,651	11,165,348
EPR Properties	201,460	14,033,704
Essex Property Trust, Inc.	13,545	3,602,564
Extra Space Storage, Inc.	137,220	10,652,389
Franklin Street Properties Corp.	95,600	953,132
Gaming & Leisure Properties	72,735	2,850,485
Getty Realty Corp.	98,500	2,714,660
Gladstone Commercial Corp.	96,900	2,073,660
Government Properties Income Trust	214,600	3,980,830
Highwoods Properties, Inc. (SBI)	77,723	4,059,472
Hospitality Properties Trust (SBI)	209,500	5,731,920
Host Hotels & Resorts, Inc.	509,210	9,226,885
Independence Realty Trust, Inc.	261,300	2,688,777
InfraReit, Inc.	197,000	4,430,530
LaSalle Hotel Properties (SBI)	191,300	5,429,094
Liberty Property Trust (SBI)	334,485	14,249,061
Mack-Cali Realty Corp.	131,300	3,005,457
Medical Properties Trust, Inc.	981,955	12,922,528
Mid-America Apartment Communities, Inc.	94,047	10,012,244
National Retail Properties, Inc.	301,294	12,603,128
National Storage Affiliates Trust	297,521	6,640,669
Omega Healthcare Investors, Inc.	160,600	5,118,322
One Liberty Properties, Inc.	76,400	1,834,364
Outfront Media, Inc.	338,326	7,443,172
Physicians Realty Trust	197,782	3,704,457
Piedmont Office Realty Trust, Inc. Class A	622,064	12,596,796
Preferred Apartment Communities, Inc. Class A	171,720	3,123,587
Prologis, Inc.	54,939	3,480,935
RLJ Lodging Trust	411,912	8,312,384
Sabra Health Care REIT, Inc.	207,182	4,526,927
Select Income REIT	190,700	4,426,147
Senior Housing Properties Trust (SBI)	399,400	7,876,168
SL Green Realty Corp.	112,400	10,833,112
Summit Hotel Properties, Inc.	198,800	2,950,192
Weyerhaeuser Co.	155,342	5,065,703
WP Glimcher, Inc.	365,000	3,047,750
Xenia Hotels & Resorts, Inc.	213,221	4,255,891
		266,839,716
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	198,775	7,171,802
HFF, Inc.	171,603	6,543,222
Realogy Holdings Corp.	241,194	8,176,477
		21,891,501

TOTAL REAL ESTATE		288,731,217

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Fusion Telecommunications International (a)	235,113	750,010
Iridium Communications, Inc. (a)(b)	225,000	2,497,500
Vonage Holdings Corp. (a)	326,421	2,709,294
		5,956,804
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc. (a)	457,394	9,417,742

TOTAL TELECOMMUNICATION SERVICES		15,374,546

UTILITIES - 1.2%
Electric Utilities - 0.5%
Entergy Corp.	134,300	10,632,531
FirstEnergy Corp.	323,100	10,526,598
Portland General Electric Co.	256,243	12,174,105
		33,333,234
Independent Power and Renewable Electricity Producers - 0.3%
Atlantic Power Corp. (a)	588,400	1,413,574
Calpine Corp. (a)	200,087	2,941,279
Dynegy, Inc. (a)	595,253	5,607,283
NRG Energy, Inc.	183,130	4,561,768
Ormat Technologies, Inc.	57,300	3,291,312
The AES Corp.	161,900	1,787,376
		19,602,592
Multi-Utilities - 0.4%
Ameren Corp.	256,245	15,372,138
Black Hills Corp. (b)	41,305	2,907,046
NorthWestern Energy Corp.	166,041	10,015,593
SCANA Corp.	60,100	3,628,838
		31,923,615

TOTAL UTILITIES		84,859,441

TOTAL COMMON STOCKS
(Cost $4,792,492,648)		5,879,541,341

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(c)(d)	6,381	204,256
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00%	17,700	1,184,661
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $2,138,298)		1,388,917

Equity Funds - 10.7%
Mid-Cap Blend Funds - 3.9%
Fidelity SAI Small-Mid Cap 500 Index Fund (e)	24,480,150	276,870,496
Sector Funds - 1.3%
Fidelity SAI Real Estate Index Fund (e)	8,853,442	97,299,328
Small Blend Funds - 0.1%
Vulcan Value Partners Small Cap Fund	311,291	6,076,392
Small Value Funds - 5.4%
Fidelity Small Cap Value Fund (e)	20,016,396	381,712,648
TOTAL EQUITY FUNDS
(Cost $693,821,034)		761,958,864
	Principal Amount

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.94% to 1.09% 9/21/17 to 11/30/17 (f)
(Cost $15,352,694)	$15,370,000	15,352,886
	Shares

Money Market Funds - 13.6%
Fidelity Securities Lending Cash Central Fund 1.11% (g)(h)	529,320,887	529,373,819
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (i)	435,432,651	435,432,651
TOTAL MONEY MARKET FUNDS
(Cost $964,806,863)		964,806,470
TOTAL INVESTMENT IN SECURITIES - 107.4%
(Cost $6,468,611,537)		7,623,048,478
NET OTHER ASSETS (LIABILITIES) - (7.4)%		(525,450,048)
NET ASSETS - 100%		$7,097,598,430

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE Russell 2000 Mini Contracts (United States)	4,349	Sept. 2017	$305,386,780	$(3,101,614)	$(3,101,614)

The notional amount of futures purchased as a percentage of Net Assets is 4.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 instrument

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $204,256 or 0.0% of net assets.

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,352,886.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	9/25/15	$257,662

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$1,128,698
Total	$1,128,698

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI Real Estate Index Fund	$98,350,560	$528,692	$--	$528,692	$--	$(1,579,924)	$97,299,328
Fidelity SAI Small-Mid Cap 500 Index Fund	167,915,807	161,765,287	59,343,729	--	985,884	5,547,247	276,870,496
Fidelity Small Cap Value Fund	385,055,817	--	6,553,805	--	(495,654)	3,706,290	381,712,648
Total	$651,322,184	$162,293,979	$65,897,534	$528,692	$490,230	$7,673,613	$755,882,472

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$790,169,144	$789,964,888	$--	$204,256
Consumer Staples	174,161,328	174,161,328	--	--
Energy	201,484,165	201,484,165	--	--
Financials	885,314,852	885,314,852	--	--
Health Care	800,346,712	799,997,437	--	349,275
Industrials	1,003,836,959	1,003,836,959	--	--
Information Technology	1,338,288,152	1,338,288,152	--	--
Materials	297,179,081	297,179,076	--	5
Real Estate	288,731,217	288,731,217	--	--
Telecommunication Services	15,374,546	15,374,546	--	--
Utilities	86,044,102	84,859,441	1,184,661	--
Equity Funds	761,958,864	761,958,864	--	--
Other Short-Term Investments	15,352,886	--	15,352,886	--
Money Market Funds	964,806,470	964,806,470	--	--
Total Investments in Securities:	$7,623,048,478	$7,605,957,395	$16,537,547	$553,536
Derivative Instruments:
Liabilities
Futures Contracts	$(3,101,614)	$(3,101,614)	$--	$--
Total Liabilities	$(3,101,614)	$(3,101,614)	$--	$--
Total Derivative Instruments:	$(3,101,614)	$(3,101,614)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(3,101,614)
Total Equity Risk	0	(3,101,614)
Total Value of Derivatives	$0	$(3,101,614)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $519,757,869) — See accompanying schedule: Unaffiliated issuers (cost $5,250,508,690)	$6,337,792,167
Fidelity Central Funds (cost $529,374,212)	529,373,819
Affiliated issuers (cost $688,728,635)	755,882,492
Total Investment in Securities (cost $6,468,611,537)		$7,623,048,478
Receivable for investments sold		32,530,571
Receivable for fund shares sold		2,332,208
Dividends receivable		5,793,835
Distributions receivable from Fidelity Central Funds		392,791
Receivable for daily variation margin on futures contracts		2,935,575
Prepaid expenses		25,019
Other receivables		132,962
Total assets		7,667,191,439
Liabilities
Payable for investments purchased	$34,192,691
Payable for fund shares redeemed	2,428,375
Accrued management fee	2,365,310
Other affiliated payables	1,043,641
Other payables and accrued expenses	186,668
Collateral on securities loaned	529,376,324
Total liabilities		569,593,009
Net Assets		$7,097,598,430
Net Assets consist of:
Paid in capital		$5,661,584,904
Undistributed net investment income		14,655,800
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		270,022,399
Net unrealized appreciation (depreciation) on investments		1,151,335,327
Net Assets, for 493,244,110 shares outstanding		$7,097,598,430
Net Asset Value, offering price and redemption price per share ($7,097,598,430 ÷ 493,244,110 shares)		$14.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$33,140,881
Affiliated issuers		528,692
Interest		1,548,343
Income from Fidelity Central Funds		1,128,698
Total income		36,346,614
Expenses
Management fee	$23,396,638
Transfer agent fees	5,929,876
Accounting and security lending fees	596,725
Custodian fees and expenses	83,577
Independent trustees' fees and expenses	39,495
Registration fees	49,713
Audit	44,209
Legal	19,168
Miscellaneous	40,614
Total expenses before reductions	30,200,015
Expense reductions	(8,829,745)	21,370,270
Net investment income (loss)		14,976,344
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	291,581,509
Fidelity Central Funds	(2,112)
Affiliated issuers	490,230
Foreign currency transactions	892
Futures contracts	5,568,238
Total net realized gain (loss)		297,638,757
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(77,611,014)
Fidelity Central Funds	(393)
Other Affiliated issuers	7,673,613
Assets and liabilities in foreign currencies	31
Futures contracts	(3,597,898)
Total change in net unrealized appreciation (depreciation)		$(73,535,661)
Net gain (loss)		224,103,096
Net increase (decrease) in net assets resulting from operations		$239,079,440

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,976,344	$25,430,895
Net realized gain (loss)	297,638,757	392,039,194
Change in net unrealized appreciation (depreciation)	(73,535,661)	1,389,308,892
Net increase (decrease) in net assets resulting from operations	239,079,440	1,806,778,981
Distributions to shareholders from net investment income	(3,952,628)	(21,705,730)
Distributions to shareholders from net realized gain	(135,377,338)	(110,501,894)
Total distributions	(139,329,966)	(132,207,624)
Share transactions
Proceeds from sales of shares	351,084,387	631,256,117
Reinvestment of distributions	138,992,982	131,907,985
Cost of shares redeemed	(540,934,919)	(2,107,316,092)
Net increase (decrease) in net assets resulting from share transactions	(50,857,550)	(1,344,151,990)
Total increase (decrease) in net assets	48,891,924	330,419,367
Net Assets
Beginning of period	7,048,706,506	6,718,287,139
End of period	$7,097,598,430	$7,048,706,506
Other Information
Undistributed net investment income end of period	$14,655,800	$3,632,084
Shares
Sold	24,815,792	49,167,747
Issued in reinvestment of distributions	10,086,573	9,656,514
Redeemed	(38,319,413)	(166,443,412)
Net increase (decrease)	(3,417,048)	(107,619,151)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Small-Mid Cap Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$14.19	$11.12	$13.66	$14.12	$12.30	$11.45
Income from Investment Operations
Net investment income (loss)B	.03	.05	.04	.03	.02	.06
Net realized and unrealized gain (loss)	.45	3.29	(1.78)	.64	3.33	1.30
Total from investment operations	.48	3.34	(1.74)	.67	3.35	1.36
Distributions from net investment income	(.01)	(.04)	(.03)	(.03)	(.02)	(.06)
Distributions from net realized gain	(.27)	(.22)	(.77)	(1.11)	(1.51)	(.44)
Total distributions	(.28)	(.27)C	(.80)	(1.13)D	(1.53)	(.51)E
Net asset value, end of period	$14.39	$14.19	$11.12	$13.66	$14.12	$12.30
Total ReturnF,G	3.48%	30.11%	(13.45)%	5.45%	28.21%	12.37%
Ratios to Average Net AssetsH,I
Expenses before reductions	.86%J	.87%	.72%	.62%	.70%	.65%
Expenses net of fee waivers, if any	.61%J	.62%	.46%	.37%	.45%	.40%
Expenses net of all reductions	.61%J	.62%	.46%	.37%	.45%	.40%
Net investment income (loss)	.43%J	.37%	.28%	.23%	.14%	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$7,097,598	$7,048,707	$6,718,287	$7,202,333	$5,426,420	$3,004,665
Portfolio turnover rateK	65%J	82%	71%	54%	84%	53%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.224 per share.

 D Total distributions of $1.13 per share is comprised of distributions from net investment income of $.026 and distributions from net realized gain of $1.105 per share.

 E Total distributions of $.51 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.443 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers Small-Mid Cap Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, equity-debt classifications, partnerships and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,375,759,060
Gross unrealized depreciation	(245,376,366)
Net unrealized appreciation (depreciation)	$1,130,382,694
Tax cost	$6,489,564,170

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $5,568,238 and a change in net unrealized appreciation (depreciation) of $(3,597,898) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $2,163,440,825 and $2,466,197,265, respectively.

Prior Fiscal Year Exchanges In-Kind. During the prior period, the Fund redeemed 13,733,034 shares of JPMorgan Small Cap Equity Fund Class A in exchange for investments and cash with a value of $545,338,783. The Fund had net realized gain of $23,862,176 on the Fund's redemptions of JPMorgan Small Cap Equity Fund Class A shares. The Fund recognized gains on the exchange for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.10% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .67% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Advisory Research, Inc. (through March 8, 2017), AllianceBernstein, L.P. (AB), ArrowMark Colorado Holdings, LLC (d/b/a ArrowMark Partners), LLC, Fisher Investments, Invesco Advisers, Inc., J.P. Morgan Investment Management, Inc., Kennedy Capital Management, Inc. (through June 16, 2017), LSV Asset Management, Neuberger Berman Investment Advisers LLC (NBIA), Portolan Capital Management, LLC, Victory Capital Management, Inc., Systematic Financial Management, L.P. and The Boston Company Asset Management, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIAM LLC (an affiliate of the investment adviser) and Geode Capital Management, LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2017, the Board of Trustees approved the appointment of Boston Partners Global Investors, Inc., Rice Hall James & Associates, LLC and Voya Investment Management Co., LLC as additional sub-advisers for the Fund. In addition, during September 2017, agreements with the following sub-advisers were not renewed: Advisory Research, Inc. and Kennedy Capital Management, Inc.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .17% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser or Sub-adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $10,740 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,328 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,128,698.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2020. During the period, this waiver reduced the Fund's management fee by $8,791,296.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $37,903 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $546.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principle investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Small Cap Value Fund	11%
Fidelity SAI Small-Mid Cap 500 Index Fund	19%
Fidelity SAI Real Estate Index Fund	99%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Actual	.61%	$1,000.00	$1,034.80	$3.13
Hypothetical-C		$1,000.00	$1,022.13	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts

Strategic Advisers Small-Mid Cap Fund

On June 8, 2017, the Board of Trustees, including the Independent Trustees (together, the Board), voted at an in-person meeting to approve an amendment to the fee schedule in each of the existing sub-advisory agreements with LSV Asset Management (LSV) and The Boston Company Asset Management, LLC (Boston Company) for the fund (the Amended Sub-Advisory Agreements), which has the potential to lower the amount of fees paid by Strategic Advisers, Inc. (Strategic Advisers) to each of LSV and Boston Company, on behalf of the fund. The terms of each Amended Sub-Advisory Agreement are identical to those of the existing respective sub-advisory agreement with each sub-adviser, except with respect to the date of execution and the fee schedule.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of each respective Amended Sub-Advisory Agreement.

In considering whether to approve each Amended Sub-Advisory Agreement, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of each Amended Sub-Advisory Agreement is in the best interests of the fund and its shareholders and that the approval of each such agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under each Amended Sub-Advisory Agreement bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve each Amended Sub-Advisory Agreement was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board considered that it reviewed information regarding LSV and Boston Company, including the backgrounds of its investment personnel, and also took into consideration the fund's investment objective, strategies and related investment philosophy, in connection with the annual renewal of each current sub-advisory agreement at its September 2016 Board meeting. The Board also considered the information provided by LSV and Boston Company in June 2017 in connection with the 2017 anticipated annual renewal of each current sub-advisory agreement with LSV and Boston Company.

The Board considered that each Amended Sub-Advisory Agreement will not result in any changes to the nature, extent and quality of the services provided to the fund. The Board also considered each sub-adviser's representation that each respective Amended Sub-Advisory Agreement would not result in any changes to (i) the investment process or strategies employed in the management of the fund's assets or (ii) the day-to-day management of the fund or the persons primarily responsible for such management.

Investment Performance.  The Board considered that it received information regarding each sub-adviser's historical investment performance in managing fund assets at its June 2017 Board meeting. The Board did not consider performance to be a material factor in its decision to approve each Amended Sub-Advisory Agreement because the Amended Sub-Advisory Agreements would not result in any changes to the fund's investment processes or strategies or in the persons primarily responsible for the day-to-day management of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under each Amended Sub-Advisory Agreement will continue to benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.

The Board considered that each new fee schedule is expected to lower the amount of fees paid by Strategic Advisers to LSV and Boston Company under each respective Amended Sub-Advisory Agreement, on behalf of the fund. The Board also considered that each Amended Sub-Advisory Agreement would not result in any changes to the fund's maximum aggregate annual management fee rate, Strategic Advisers' portion of the fund's management fee or Strategic Advisers' contractual management fee waiver for the fund. The Board also considered that each Amended Sub-Advisory Agreement has the potential to reduce total net fund expenses by the same amount as any resulting decrease in the fund's management fee. Based on its review, the Board concluded that the fund's management fee structure and total expenses continue to bear a reasonable relationship to the services that the fund and its shareholders will receive under each Amended Sub-Advisory Agreement and the other factors considered.

Because each Amended Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund, the Board did not consider the costs of services and profitability of the relationship with the fund to Strategic Advisers to be significant factors in its decision to approve each Amended Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviewed information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2016 Board meeting and that it will consider the potential for such benefits at its September 2017 meeting.

Possible Economies of Scale.  The Board considered that each Amended Sub-Advisory Agreement, like each current Sub-Advisory Agreement with each respective sub-adviser, provides for breakpoints that have the potential to further reduce sub-advisory fees paid to LSV and Boston Company as assets allocated to each sub-adviser grow. The Board also considered that it reviewed whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers at its September 2016 Board meeting and that it will consider the potential for such benefits at its September 2017 meeting.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that each Amended Sub-Advisory Agreement's fee structure continues to bear a reasonable relationship to the services rendered to the fund and that each Amended Sub-Advisory Agreement should be approved because the agreement is in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of each Amended Sub-Advisory Agreement does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SMC-SANN-1017
1.912859.107

Strategic Advisers® Core Income Multi-Manager Fund Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2017

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Western Asset Core Bond Fund Class I	31.8	29.5
Metropolitan West Total Return Bond Fund Class I	23.0	23.7
PIMCO Total Return Fund Institutional Class	22.8	22.6
U.S. Treasury Obligations	9.3	8.3
Fannie Mae	2.6	3.3
Freddie Mac	1.1	1.0
Ginnie Mae	0.9	1.2
Goldman Sachs Group, Inc.	0.7	0.8
Verizon Communications, Inc.	0.5	0.6
Time Warner Cable, Inc.	0.3	0.5
	93.0

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Corporate Bonds	7.4%
U.S. Government and U.S. Government Agency Obligations	13.9%
Municipal Securities	0.4%
Intermediate-Term Bond Funds	77.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

As of February 28, 2017
Corporate Bonds	8.3%
U.S. Government and U.S. Government Agency Obligations	13.8%
CMOs and Other Mortgage Related Securities	0.5%
Municipal Securities	0.5%
Intermediate-Term Bond Funds	75.8%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 7.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.2%
Automobiles - 0.2%
General Motors Co. 3.5% 10/2/18	$20,000	$20,329
General Motors Financial Co., Inc.:
3.25% 5/15/18	10,000	10,100
3.5% 7/10/19	10,000	10,245
4.25% 5/15/23	10,000	10,424
4.375% 9/25/21	55,000	58,320
		109,418
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	2,000	2,049
3.7% 1/30/26	5,000	5,264
		7,313
Household Durables - 0.2%
D.R. Horton, Inc. 4% 2/15/20	100,000	104,070
Media - 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	13,000	13,758
4.908% 7/23/25	16,000	17,141
5.375% 5/1/47 (a)	11,000	11,229
6.484% 10/23/45	4,000	4,600
NBCUniversal, Inc. 5.15% 4/30/20	100,000	108,665
Time Warner Cable, Inc.:
4% 9/1/21	118,000	122,951
5.5% 9/1/41	10,000	10,243
5.875% 11/15/40	13,000	13,945
6.55% 5/1/37	18,000	20,807
7.3% 7/1/38	17,000	20,957
8.25% 4/1/19	17,000	18,572
		362,868

TOTAL CONSUMER DISCRETIONARY		583,669

CONSUMER STAPLES - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	20,000	20,376
3.3% 2/1/23	20,000	20,747
3.65% 2/1/26	20,000	20,836
4.7% 2/1/36	23,000	25,498
4.9% 2/1/46	26,000	29,626
		117,083
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc. 3.3% 11/18/21	7,000	7,251
Tobacco - 0.0%
Reynolds American, Inc.:
2.3% 6/12/18	5,000	5,019
4% 6/12/22	3,000	3,182
5.7% 8/15/35	3,000	3,513
6.15% 9/15/43	4,000	4,961
		16,675

TOTAL CONSUMER STAPLES		141,009

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Amerada Hess Corp. 7.875% 10/1/29	5,000	6,026
Anadarko Finance Co. 7.5% 5/1/31	10,000	12,562
Anadarko Petroleum Corp.:
4.85% 3/15/21	5,000	5,315
5.55% 3/15/26	10,000	11,163
6.6% 3/15/46	10,000	12,098
Canadian Natural Resources Ltd. 5.85% 2/1/35	6,000	6,697
Cenovus Energy, Inc. 4.25% 4/15/27 (a)	12,000	11,583
Chesapeake Energy Corp. 5.75% 3/15/23	5,000	4,419
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,000	2,007
3.3% 6/1/20	12,000	12,344
4.5% 6/1/25	3,000	3,222
DCP Midstream LLC 4.75% 9/30/21 (a)	100,000	102,500
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	4,994
2.7% 4/1/19	4,000	3,975
3.875% 3/15/23	20,000	19,475
5.6% 4/1/44	10,000	9,300
El Paso Corp. 6.5% 9/15/20	20,000	22,296
Enable Midstream Partners LP:
2.4% 5/15/19 (b)	3,000	2,987
3.9% 5/15/24 (b)	3,000	3,005
Enbridge, Inc.:
4.25% 12/1/26	4,000	4,213
5.5% 12/1/46	5,000	5,735
Petrobras Global Finance BV 5.625% 5/20/43	10,000	8,770
Petroleos Mexicanos:
3.5% 7/23/20	10,000	10,265
4.625% 9/21/23	20,000	20,820
5.375% 3/13/22 (a)	10,000	10,730
5.5% 2/4/19	15,000	15,668
6.375% 2/4/21	25,000	27,588
6.5% 3/13/27 (a)	10,000	11,200
6.5% 6/2/41	15,000	15,848
6.75% 9/21/47 (a)	10,000	10,751
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	10,000	10,115
Southwestern Energy Co.:
5.8% 1/23/20 (b)	8,000	8,240
6.7% 1/23/25 (b)	26,000	25,350
Spectra Energy Partners LP 2.95% 9/25/18	2,000	2,020
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,978
4.55% 6/24/24	38,000	38,855
Western Gas Partners LP:
4.65% 7/1/26	3,000	3,120
5.375% 6/1/21	7,000	7,561
Williams Partners LP:
4% 11/15/21	2,000	2,099
4.3% 3/4/24	8,000	8,481
		506,375
FINANCIALS - 2.6%
Banks - 1.2%
Bank of America Corp.:
3.3% 1/11/23	15,000	15,428
3.5% 4/19/26	10,000	10,184
3.875% 8/1/25	18,000	18,923
3.95% 4/21/25	27,000	27,882
4% 1/22/25	104,000	107,616
4.1% 7/24/23	5,000	5,347
4.2% 8/26/24	4,000	4,213
4.25% 10/22/26	11,000	11,539
Citigroup, Inc.:
1.85% 11/24/17	21,000	21,013
4.05% 7/30/22	4,000	4,215
4.4% 6/10/25	11,000	11,632
5.3% 5/6/44	17,000	19,662
5.5% 9/13/25	10,000	11,311
Citizens Financial Group, Inc. 4.3% 12/3/25	20,000	21,181
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,039
2.95% 10/1/26	16,000	15,755
3.875% 9/10/24	23,000	24,080
4.125% 12/15/26	15,000	15,801
4.25% 10/15/20	4,000	4,261
4.35% 8/15/21	4,000	4,311
4.625% 5/10/21	4,000	4,338
4.95% 3/25/20	4,000	4,295
Regions Financial Corp. 3.2% 2/8/21	7,000	7,187
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	105,483
6% 12/19/23	35,000	38,785
6.1% 6/10/23	13,000	14,366
6.125% 12/15/22	29,000	31,936
		564,783
Capital Markets - 1.0%
Affiliated Managers Group, Inc. 4.25% 2/15/24	6,000	6,374
Credit Suisse AG 6% 2/15/18	2,000	2,037
Deutsche Bank AG London Branch 2.85% 5/10/19	20,000	20,225
Goldman Sachs Group, Inc.:
2.625% 1/31/19	24,000	24,248
2.9% 7/19/18	29,000	29,286
5.75% 1/24/22	8,000	9,036
6.75% 10/1/37	190,000	250,153
IntercontinentalExchange, Inc.:
2.75% 12/1/20	4,000	4,090
3.75% 12/1/25	7,000	7,475
Lazard Group LLC 4.25% 11/14/20	8,000	8,496
Moody's Corp.:
3.25% 1/15/28 (a)	5,000	5,040
4.875% 2/15/24	4,000	4,461
Morgan Stanley:
2.375% 7/23/19	20,000	20,154
3.7% 10/23/24	18,000	18,750
3.75% 2/25/23	36,000	37,760
5% 11/24/25	13,000	14,309
		461,894
Consumer Finance - 0.1%
American Express Credit Corp. 1.875% 11/5/18	25,000	25,096
Discover Financial Services 3.95% 11/6/24	7,000	7,234
Hyundai Capital America 2.125% 10/2/17 (a)	4,000	4,001
Synchrony Financial:
3% 8/15/19	4,000	4,058
3.75% 8/15/21	6,000	6,202
4.25% 8/15/24	6,000	6,282
		52,873
Diversified Financial Services - 0.0%
Brixmor Operating Partnership LP 4.125% 6/15/26	6,000	6,088
Voya Financial, Inc. 3.125% 7/15/24	5,000	4,987
		11,075
Insurance - 0.3%
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,234
Pacific LifeCorp 6% 2/10/20 (a)	4,000	4,343
Pricoa Global Funding I 5.375% 5/15/45 (b)	11,000	11,798
Prudential Financial, Inc. 4.5% 11/16/21	100,000	109,098
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	3,000	3,051
Unum Group 5.75% 8/15/42	5,000	6,037
		136,561

TOTAL FINANCIALS		1,227,186

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.1%
WellPoint, Inc. 3.3% 1/15/23	21,000	21,748
Pharmaceuticals - 0.1%
Mylan N.V.:
2.5% 6/7/19	9,000	9,029
3.15% 6/15/21	12,000	12,171
3.95% 6/15/26	9,000	9,169
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	8,000	7,613
3.15% 10/1/26	7,000	6,405
Zoetis, Inc. 3.25% 2/1/23	4,000	4,138
		48,525

TOTAL HEALTH CARE		70,273

INDUSTRIALS - 0.1%
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.125% 1/15/18	5,000	5,007
3.375% 6/1/21	6,000	6,189
3.75% 2/1/22	11,000	11,562
3.875% 4/1/21	9,000	9,424
4.25% 9/15/24	9,000	9,543
		41,725
INFORMATION TECHNOLOGY - 0.0%
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (b)	10,000	10,694
MATERIALS - 0.0%
Metals& Mining - 0.0%
Anglo American Capital PLC 3.625% 5/14/20 (a)	10,000	10,209
REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	2,022
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	3,119
Camden Property Trust:
2.95% 12/15/22	4,000	4,033
4.25% 1/15/24	8,000	8,521
Corporate Office Properties LP 5% 7/1/25	5,000	5,394
DDR Corp.:
3.5% 1/15/21	140,000	142,618
3.625% 2/1/25	6,000	5,865
3.9% 8/15/24	2,000	2,025
4.25% 2/1/26	4,000	4,037
Duke Realty LP:
3.25% 6/30/26	2,000	2,007
3.625% 4/15/23	5,000	5,199
3.875% 10/15/22	8,000	8,459
Equity One, Inc. 3.75% 11/15/22	20,000	20,788
Government Properties Income Trust 3.75% 8/15/19	10,000	10,149
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	6,099
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	4,063
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	14,000	14,625
4.5% 1/15/25	6,000	6,169
4.75% 1/15/28	13,000	13,235
4.95% 4/1/24	3,000	3,183
5.25% 1/15/26	10,000	10,731
Retail Opportunity Investments Partnership LP:
4% 12/15/24	2,000	1,956
5% 12/15/23	2,000	2,099
Weingarten Realty Investors 3.375% 10/15/22	2,000	2,052
WP Carey, Inc.:
4% 2/1/25	13,000	13,289
4.6% 4/1/24	20,000	21,178
		322,915
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
3.95% 2/15/23	12,000	12,275
4.1% 10/1/24	10,000	10,163
4.95% 4/15/18	11,000	11,183
CBRE Group, Inc. 4.875% 3/1/26	20,000	21,771
Digital Realty Trust LP 3.95% 7/1/22	7,000	7,428
Essex Portfolio LP 3.875% 5/1/24	7,000	7,324
Liberty Property LP:
3.25% 10/1/26	5,000	4,948
3.375% 6/15/23	25,000	25,569
Mack-Cali Realty LP:
2.5% 12/15/17	9,000	9,010
3.15% 5/15/23	12,000	11,452
Mid-America Apartments LP 4% 11/15/25	3,000	3,154
Tanger Properties LP:
3.125% 9/1/26	6,000	5,706
3.75% 12/1/24	7,000	7,119
3.875% 12/1/23	4,000	4,114
3.875% 7/15/27	16,000	16,079
Ventas Realty LP:
3.125% 6/15/23	3,000	3,032
4.125% 1/15/26	3,000	3,157
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	3,000	3,087
		166,571

TOTAL REAL ESTATE		489,486

TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.:
3.6% 2/17/23	16,000	16,487
5.55% 8/15/41	48,000	52,119
CenturyLink, Inc. 6.15% 9/15/19	2,000	2,110
Verizon Communications, Inc.:
3.45% 3/15/21	28,000	29,099
4.5% 9/15/20	103,000	110,488
5.012% 8/21/54	84,000	82,587
		292,890
UTILITIES - 0.2%
Electric Utilities - 0.1%
Duke Energy Corp. 2.1% 6/15/18	5,000	5,014
FirstEnergy Corp.:
4.25% 3/15/23	30,000	31,834
7.375% 11/15/31	5,000	6,748
IPALCO Enterprises, Inc.:
3.45% 7/15/20	17,000	17,170
3.7% 9/1/24 (a)	4,000	4,034
		64,800
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	3,000	3,004
2.7% 6/15/21	3,000	3,031
		6,035
Multi-Utilities - 0.1%
Dominion Resources, Inc. 3 month U.S. LIBOR + 2.300% 3.5964% 9/30/66 (b)(c)	6,000	5,501
Puget Energy, Inc.:
6% 9/1/21	13,000	14,679
6.5% 12/15/20	4,000	4,494
Sempra Energy 6% 10/15/39	11,000	14,199
		38,873

TOTAL UTILITIES		109,708

TOTAL NONCONVERTIBLE BONDS
(Cost $3,329,835)		3,483,224

U.S. Government and Government Agency Obligations - 9.3%
U.S. Treasury Inflation-Protected Obligations - 2.5%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$187,241	$181,311
1% 2/15/46	103,381	106,509
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	94,085	94,290
0.125% 4/15/20	261,503	262,876
0.375% 7/15/25	454,494	458,606
0.625% 1/15/26	72,164	73,865

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		1,177,457

U.S. Treasury Obligations - 6.8%
U.S. Treasury Bonds:
2.5% 2/15/46	205,000	195,599
3% 11/15/45	11,000	11,606
3% 2/15/47	203,000	214,213
U.S. Treasury Notes:
0.75% 9/30/18	1,045,000	1,039,204
1.25% 10/31/21	565,000	556,393
1.75% 6/30/22	433,000	433,795
1.875% 3/31/22	98,000	98,831
1.875% 8/31/24	235,000	233,843
2% 8/15/25	129,000	128,703
2% 11/15/26	32,000	31,709
2.125% 7/31/24	209,000	211,457
2.125% 5/15/25	33,000	33,267
2.375% 5/15/27	30,000	30,652

TOTAL U.S. TREASURY OBLIGATIONS		3,219,272

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $4,385,302)		4,396,729

U.S. Government Agency - Mortgage Securities - 4.6%
Fannie Mae - 2.6%
3% 8/1/31 to 9/1/46	329,000	335,789
3.5% 11/1/30 to 5/1/46	326,445	340,165
4% 4/1/42 to 1/1/43	213,433	226,698
4.5% 3/1/41 to 1/1/42	63,858	69,123
5% 11/1/33 to 6/1/39	166,256	182,865
5.5% 9/1/41	41,400	45,762

TOTAL FANNIE MAE		1,200,402

Freddie Mac - 1.1%
3% 3/1/32 to 1/1/47	258,763	264,461
3.5% 4/1/43 to 8/1/43	136,932	142,607
4% 2/1/41	55,409	58,911
4.5% 3/1/41 to 4/1/41	53,600	58,004

TOTAL FREDDIE MAC		523,983

Ginnie Mae - 0.9%
3% 3/20/45	79,448	81,222
3.5% 12/20/41 to 8/20/43	182,010	190,810
4% 11/20/40	41,582	44,463
4.5% 5/20/41	48,611	52,555
5% 10/15/33	67,273	73,839

TOTAL GINNIE MAE		442,889

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,168,625)		2,167,274

Commercial Mortgage Securities - 0.0%
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(b) (Cost $24,999)	$25,000	$25,257

Municipal Securities - 0.4%
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	30,000	32,163
Illinois Gen. Oblig.:
Series 2003:	$	$
4.35% 6/1/18	2,000	2,024
4.95% 6/1/23	15,000	15,598
5.1% 6/1/33	95,000	95,451
Series 2010-1, 6.63% 2/1/35	20,000	22,071
Series 2010-3:
6.725% 4/1/35	5,000	5,503
7.35% 7/1/35	5,000	5,765
Series 2010-5, 6.2% 7/1/21	4,000	4,239
Series 2011, 5.877% 3/1/19	15,000	15,610
Series 2013, 3.6% 12/1/19	5,000	5,036
TOTAL MUNICIPAL SECURITIES
(Cost $199,033)		203,460
	Shares	Value

Fixed-Income Funds - 77.6%
Intermediate-Term Bond Funds - 77.6%
Metropolitan West Total Return Bond Fund Class I	1,008,293	$10,839,148
PIMCO Total Return Fund Institutional Class	1,037,567	10,759,566
Western Asset Core Bond Fund Class I	1,176,013	14,958,879
TOTAL FIXED-INCOME FUNDS
(Cost $36,464,279)		36,557,593

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.11% (d)	262,738	262,790
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (e)	11	11
TOTAL MONEY MARKET FUNDS
(Cost $262,801)		262,801
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $46,834,874)		47,096,338
NET OTHER ASSETS (LIABILITIES) - 0.1%		34,598
NET ASSETS - 100%		$47,130,936

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $213,928 or 0.5% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,569
Total	$1,569

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$3,483,224	$--	$3,483,224	$--
U.S. Government and Government Agency Obligations	4,396,729	--	4,396,729	--
U.S. Government Agency - Mortgage Securities	2,167,274	--	2,167,274	--
Commercial Mortgage Securities	25,257	--	25,257	--
Municipal Securities	203,460	--	203,460	--
Fixed-Income Funds	36,557,593	36,557,593	--	--
Money Market Funds	262,801	262,801	--	--
Total Investments in Securities:	$47,096,338	$36,820,394	$10,275,944	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $46,572,084)	$46,833,548
Fidelity Central Funds (cost $262,790)	262,790
Total Investment in Securities (cost $46,834,874)		$47,096,338
Cash		83
Receivable for investments sold		237,616
Receivable for fund shares sold		270,687
Dividends receivable		69,470
Interest receivable		59,950
Distributions receivable from Fidelity Central Funds		198
Prepaid expenses		159
Receivable from investment adviser for expense reductions		1,540
Other receivables		762
Total assets		47,736,803
Liabilities
Payable for investments purchased	$573,853
Accrued management fee	1,159
Distribution and service plan fees payable	23
Other affiliated payables	2,096
Other payables and accrued expenses	28,736
Total liabilities		605,867
Net Assets		$47,130,936
Net Assets consist of:
Paid in capital		$46,915,465
Undistributed net investment income		21,050
Accumulated undistributed net realized gain (loss) on investments		(67,043)
Net unrealized appreciation (depreciation) on investments		261,464
Net Assets		$47,130,936
Core Income Multi-Manager:
Net Asset Value, offering price and redemption price per share ($42,988,358 ÷ 4,280,470 shares)		$10.04
Class F:
Net Asset Value, offering price and redemption price per share ($3,915,593 ÷ 389,801 shares)		$10.05
Class L:
Net Asset Value, offering price and redemption price per share ($113,994 ÷ 11,354 shares)		$10.04
Class N:
Net Asset Value, offering price and redemption price per share ($112,991 ÷ 11,250 shares)		$10.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$410,681
Interest		131,547
Income from Fidelity Central Funds		1,569
Total income		543,797
Expenses
Management fee	$73,008
Transfer agent fees	3,109
Distribution and service plan fees	139
Accounting fees and expenses	9,163
Custodian fees and expenses	5,772
Independent trustees' fees and expenses	246
Registration fees	29,767
Audit	32,901
Legal	106
Miscellaneous	198
Total expenses before reductions	154,409
Expense reductions	(102,956)	51,453
Net investment income (loss)		492,344
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	19,643
Total net realized gain (loss)		19,643
Change in net unrealized appreciation (depreciation) on investment securities		813,270
Net gain (loss)		832,913
Net increase (decrease) in net assets resulting from operations		$1,325,257

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$492,344	$966,750
Net realized gain (loss)	19,643	139,959
Change in net unrealized appreciation (depreciation)	813,270	492,314
Net increase (decrease) in net assets resulting from operations	1,325,257	1,599,023
Distributions to shareholders from net investment income	(454,993)	(980,579)
Distributions to shareholders from net realized gain	(13,174)	(120,266)
Total distributions	(468,167)	(1,100,845)
Share transactions - net increase (decrease)	3,826,967	(2,683,722)
Total increase (decrease) in net assets	4,684,057	(2,185,544)
Net Assets
Beginning of period	42,446,879	44,632,423
End of period	$47,130,936	$42,446,879
Other Information
Undistributed net investment income end of period	$21,050	$–
Distributions in excess of net investment income end of period	$–	$(16,301)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$9.85	$9.75	$10.02	$9.84	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)C	.110	.218	.256	.285	.248	.201
Net realized and unrealized gain (loss)	.185	.130	(.262)	.184	(.222)	.151
Total from investment operations	.295	.348	(.006)	.469	.026	.352
Distributions from net investment income	(.102)	(.221)	(.254)	(.286)	(.243)	(.197)
Distributions from net realized gain	(.003)	(.027)	(.010)	(.003)	(.033)	(.065)
Total distributions	(.105)	(.248)	(.264)	(.289)	(.276)	(.262)
Net asset value, end of period	$10.04	$9.85	$9.75	$10.02	$9.84	$10.09
Total ReturnD,E	3.01%	3.58%	(.04)%	4.83%	.29%	3.54%
Ratios to Average Net AssetsF
Expenses before reductions	.69%G	.69%	.65%	.65%	.68%	.66%G
Expenses net of fee waivers, if any	.23%G	.23%	.23%	.23%	.23%	.23%G
Expenses net of all reductions	.23%G	.23%	.23%	.23%	.23%	.23%G
Net investment income (loss)	2.21%G	2.19%	2.61%	2.87%	2.53%	2.84%G
Supplemental Data
Net assets, end of period (000 omitted)	$42,988	$39,287	$41,445	$40,564	$42,471	$41,975
Portfolio turnover rateH	24%G	41%	74%	115%	87%	190%G

 A For the year ended February 29.

 B For the period June 19, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$9.75	$10.03	$9.84	$10.10	$10.19
Income from Investment Operations
Net investment income (loss)C	.111	.218	.256	.285	.245	.072
Net realized and unrealized gain (loss)	.185	.142	(.269)	.194	(.229)	(.029)
Total from investment operations	.296	.360	(.013)	.479	.016	.043
Distributions from net investment income	(.103)	(.223)	(.257)	(.286)	(.243)	(.068)
Distributions from net realized gain	(.003)	(.027)	(.010)	(.003)	(.033)	(.065)
Total distributions	(.106)	(.250)	(.267)	(.289)	(.276)	(.133)
Net asset value, end of period	$10.05	$9.86	$9.75	$10.03	$9.84	$10.10
Total ReturnD,E	3.02%	3.71%	(.12)%	4.94%	.19%	.43%
Ratios to Average Net AssetsF
Expenses before reductions	.68%G	.67%	.63%	.63%	.75%	.66%G
Expenses net of fee waivers, if any	.22%G	.23%	.23%	.23%	.23%	.23%G
Expenses net of all reductions	.22%G	.23%	.23%	.23%	.23%	.23%G
Net investment income (loss)	2.22%G	2.19%	2.61%	2.87%	2.53%	3.62%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,916	$2,940	$2,974	$2,583	$1,396	$272
Portfolio turnover rateH	24%G	41%	74%	115%	87%	190%G

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.86	$9.75	$10.03	$9.84	$9.72
Income from Investment Operations
Net investment income (loss)C	.110	.218	.256	.285	.073
Net realized and unrealized gain (loss)	.185	.139	(.272)	.194	.118
Total from investment operations	.295	.357	(.016)	.479	.191
Distributions from net investment income	(.102)	(.220)	(.254)	(.286)	(.068)
Distributions from net realized gain	(.003)	(.027)	(.010)	(.003)	(.003)
Total distributions	(.105)	(.247)	(.264)	(.289)	(.071)
Net asset value, end of period	$10.05	$9.86	$9.75	$10.03	$9.84
Total ReturnD,E	2.91%	3.68%	(.14)%	4.93%	1.97%
Ratios to Average Net AssetsF
Expenses before reductions	.69%G	.69%	.65%	.65%	.82%G
Expenses net of fee waivers, if any	.24%G	.23%	.23%	.23%	.23%G
Expenses net of all reductions	.24%G	.23%	.23%	.23%	.23%G
Net investment income (loss)	2.20%G	2.19%	2.60%	2.87%	2.52%G
Supplemental Data
Net assets, end of period (000 omitted)	$114	$111	$107	$107	$102
Portfolio turnover rateH	24%G	41%	74%	115%	87%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Core Income Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.85	$9.75	$10.03	$9.84	$9.72
Income from Investment Operations
Net investment income (loss)C	.098	.193	.231	.261	.066
Net realized and unrealized gain (loss)	.185	.130	(.271)	.193	.118
Total from investment operations	.283	.323	(.040)	.454	.184
Distributions from net investment income	(.090)	(.196)	(.230)	(.261)	(.061)
Distributions from net realized gain	(.003)	(.027)	(.010)	(.003)	(.003)
Total distributions	(.093)	(.223)	(.240)	(.264)	(.064)
Net asset value, end of period	$10.04	$9.85	$9.75	$10.03	$9.84
Total ReturnD,E	2.89%	3.32%	(.39)%	4.68%	1.90%
Ratios to Average Net AssetsF
Expenses before reductions	.94%G	.94%	.90%	.90%	1.07%G
Expenses net of fee waivers, if any	.49%G	.48%	.48%	.48%	.48%G
Expenses net of all reductions	.49%G	.48%	.48%	.48%	.48%G
Net investment income (loss)	1.96%G	1.95%	2.35%	2.62%	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$113	$110	$106	$107	$102
Portfolio turnover rateH	24%G	41%	74%	115%	87%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratio. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 G Annualized

 H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers Core Income Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers Core Income Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$900,839
Gross unrealized depreciation	(694,033)
Net unrealized appreciation (depreciation)	$206,806
Tax cost	$46,889,532

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(16,354)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $5,085,174 and $1,676,222, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .33% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

PGIM, Inc. has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, PGIM, Inc. has not been allocated any portion of the Fund's assets. PGIM, Inc. in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$139	$139

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Core Income Multi-Manager	$3,095.02
Class L	7.01
Class N	7.01
	$3,109

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by FIMM, an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $72 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2018. During the period, this waiver reduced the Fund's management fee by $66,260.

The investment adviser has also contractually agreed to reimburse Core Income Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Income Multi-Manager	.20%	$33,897
Class F	.20%	2,572
Class L	.20%	91
Class N	.45%	92

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $44.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Core Income Multi-Manager	$418,141	$911,296
Class F	34,695	64,687
Class L	1,152	2,440
Class N	1,005	2,156
Total	$454,993	$980,579
From net realized gain
Core Income Multi-Manager	$12,112	$111,748
Class F	995	7,918
Class L	34	301
Class N	33	299
Total	$13,174	$120,266

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Core Income Multi-Manager
Shares sold	389,476	478,896	$3,871,180	$4,765,891
Reinvestment of distributions	43,323	103,109	430,210	1,023,039
Shares redeemed	(139,316)	(847,678)	(1,382,141)	(8,410,141)
Net increase (decrease)	293,483	(265,673)	$2,919,249	$(2,621,211)
Class F
Shares sold	125,505	110,036	$1,242,651	$1,093,294
Reinvestment of distributions	3,639	7,318	35,690	72,605
Shares redeemed	(37,569)	(124,215)	(372,847)	(1,233,606)
Net increase (decrease)	91,575	(6,861)	$905,494	$(67,707)
Class L
Shares sold	–	–	$–	$–
Reinvestment of distributions	119	276	1,186	2,741
Shares redeemed	–	–	–	–
Net increase (decrease)	119	276	$1,186	$2,741
Class N
Shares sold	–	–	$–	$–
Reinvestment of distributions	105	248	1,038	2,455
Shares redeemed	–	–	–	–
Net increase (decrease)	105	248	$1,038	$2,455

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 78% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Core Income Multi-Manager	.23%
Actual		$1,000.00	$1,030.10	$1.18
Hypothetical-C		$1,000.00	$1,024.05	$1.17
Class F	.22%
Actual		$1,000.00	$1,030.20	$1.13
Hypothetical-C		$1,000.00	$1,024.10	$1.12
Class L	.24%
Actual		$1,000.00	$1,029.10	$1.23
Hypothetical-C		$1,000.00	$1,024.00	$1.22
Class N	.49%
Actual		$1,000.00	$1,028.90	$2.51
Hypothetical-C		$1,000.00	$1,022.74	$2.50

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ACF-SANN-1017
1.941273.105

Strategic Advisers® Income Opportunities Fund Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2017

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Capital & Income Fund	15.9	15.9
T. Rowe Price High Yield Fund I Class	12.7	13.1
Hotchkis & Wiley High Yield Fund Class A	12.6	10.9
MainStay High Yield Corporate Bond Fund Class A	9.9	10.4
BlackRock High Yield Bond Fund Institutional Class	7.0	9.4
Eaton Vance Income Fund of Boston Class A	6.1	7.3
Artisan High Income Fund Investor Shares	5.1	2.6
Fidelity Advisor High Income Advantage Fund Class I	4.8	5.5
Janus High-Yield Fund Class T	3.4	5.6
Prudential High Yield Fund	3.1	0.0
	80.6

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Corporate Bonds	14.4%
High Yield Fixed-Income Funds	83.3%
Other Investments	1.8%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

As of February 28, 2017
Corporate Bonds	13.6%
High Yield Fixed-Income Funds	84.5%
Other Investments	1.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 14.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.1%
Tenneco, Inc. 5% 7/15/26	$2,645,000	$2,671,450
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 8.25% 5/1/25 (a)	1,225,000	1,332,188
Hotels, Restaurants & Leisure - 1.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (a)	1,340,000	1,356,750
5% 10/15/25 (a)	825,000	846,656
Aramark Services, Inc. 4.75% 6/1/26	5,480,000	5,741,944
Carlson Travel, Inc. 9.5% 12/15/24 (a)	360,000	351,900
Hilton Escrow Issuer LLC 4.25% 9/1/24	670,000	684,459
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	655,000	684,410
4.875% 4/1/27	390,000	413,400
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (a)	425,000	436,156
5.25% 6/1/26 (a)	6,000,000	6,322,500
MCE Finance Ltd. 4.875% 6/6/25 (a)	215,000	215,856
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26	5,145,000	5,235,038
Scientific Games Corp. 7% 1/1/22 (a)	150,000	160,125
Silversea Cruises 7.25% 2/1/25 (a)	370,000	398,675
Studio City Co. Ltd.:
5.875% 11/30/19 (a)	2,500,000	2,637,500
7.25% 11/30/21 (a)	3,000,000	3,220,953
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (a)	1,260,000	1,272,600
Wynn Macau Ltd. 5.25% 10/15/21 (a)	5,605,000	5,725,508
Yum! Brands, Inc.:
3.875% 11/1/23	730,000	724,525
5.35% 11/1/43	1,000,000	937,490
		37,366,445
Household Durables - 0.4%
CalAtlantic Group, Inc. 5.25% 6/1/26	2,530,000	2,605,900
M/I Homes, Inc. 5.625% 8/1/25 (a)	285,000	289,275
PulteGroup, Inc. 5% 1/15/27	2,000,000	2,060,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	5,000,000	5,210,950
Toll Brothers Finance Corp. 4.875% 3/15/27	1,690,000	1,736,475
TRI Pointe Homes, Inc. 5.25% 6/1/27	745,000	754,313
William Lyon Homes, Inc. 7% 8/15/22	485,000	503,188
		13,160,101
Internet & Direct Marketing Retail - 0.2%
Netflix, Inc. 4.375% 11/15/26 (a)	3,000,000	2,925,000
Zayo Group LLC/Zayo Capital, Inc. 5.75% 1/15/27 (a)	1,565,000	1,660,825
		4,585,825
Media - 1.3%
AMC Networks, Inc.:
4.75% 12/15/22	2,559,000	2,638,969
4.75% 8/1/25	1,010,000	1,013,788
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (a)	1,025,000	1,042,302
5.125% 2/15/23	4,000,000	4,135,000
5.125% 5/1/23 (a)	3,270,000	3,420,845
5.125% 5/1/27 (a)	2,350,000	2,420,500
5.5% 5/1/26 (a)	5,360,000	5,594,500
Clear Channel International BV 8.75% 12/15/20 (a)	140,000	146,300
CSC Holdings, Inc. 5.5% 4/15/27 (a)	2,650,000	2,765,938
E.W. Scripps Co. 5.125% 5/15/25 (a)	140,000	141,750
MDC Partners, Inc. 6.5% 5/1/24 (a)	1,585,000	1,579,056
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (a)	320,000	331,200
Sirius XM Radio, Inc.:
3.875% 8/1/22 (a)	1,625,000	1,653,438
5% 8/1/27 (a)	1,060,000	1,089,150
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (a)	2,000,000	2,110,000
Virgin Media Secured Finance PLC 5.5% 8/15/26 (a)	2,970,000	3,140,775
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (a)	3,000,000	3,078,750
Ziggo Bond Finance BV:
5.875% 1/15/25 (a)	2,000,000	2,072,500
6% 1/15/27 (a)	2,000,000	2,052,500
Ziggo Secured Finance BV 5.5% 1/15/27 (a)	620,000	639,375
		41,066,636
Multiline Retail - 0.1%
JC Penney Corp., Inc.:
5.65% 6/1/20	805,000	796,588
7.4% 4/1/37	3,375,000	2,565,000
		3,361,588
Specialty Retail - 0.0%
L Brands, Inc. 6.75% 7/1/36	520,000	492,518

TOTAL CONSUMER DISCRETIONARY		104,036,751

CONSUMER STAPLES - 0.9%
Beverages - 0.0%
Cott Holdings, Inc. 5.5% 4/1/25 (a)	515,000	538,175
Food & Staples Retailing - 0.4%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 5.75% 3/15/25	1,000,000	901,250
Albertsons, Inc.:
6.625% 6/1/28	1,000,000	830,000
7.75% 6/15/26	1,000,000	915,000
8% 5/1/31	7,000,000	6,107,500
C&S Group Enterprises LLC 5.375% 7/15/22 (a)	885,000	868,406
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (a)	240,000	244,800
Tesco PLC 6.15% 11/15/37 (a)	2,081,000	2,182,698
		12,049,654
Food Products - 0.3%
CF Industries Holdings, Inc.:
3.45% 6/1/23	1,765,000	1,716,463
5.15% 3/15/34	75,000	70,688
JBS Investments GmbH 7.25% 4/3/24 (a)	610,000	616,100
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (a)	1,450,000	1,468,125
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (a)	330,000	340,313
4.875% 11/1/26 (a)	5,000,000	5,188,250
Post Holdings, Inc.:
5% 8/15/26 (a)	445,000	445,000
5.75% 3/1/27 (a)	720,000	745,200
		10,590,139
Household Products - 0.1%
Edgewell Personal Care Co. 5.5% 6/15/25 (a)	1,305,000	1,370,250
Tobacco - 0.1%
Vector Group Ltd. 6.125% 2/1/25 (a)	1,885,000	1,932,125

TOTAL CONSUMER STAPLES		26,480,343

ENERGY - 2.6%
Energy Equipment & Services - 0.5%
Calfrac Holdings LP 7.5% 12/1/20 (a)	355,000	317,725
Diamond Offshore Drilling, Inc. 7.875% 8/15/25	775,000	775,000
Ensco PLC:
4.5% 10/1/24	5,000,000	3,650,000
5.2% 3/15/25	5,000,000	3,725,000
Exterran Energy Solutions LP 8.125% 5/1/25 (a)	520,000	535,600
Exterran Partners LP/EXLP Finance Corp. 6% 4/1/21	2,000,000	1,955,000
FTS International, Inc.:
3 month U.S. LIBOR + 7.500% 8.7456% 6/15/20 (a)(b)(c)	200,000	203,000
6.25% 5/1/22	255,000	220,575
Noble Holding International Ltd.:
4.625% 3/1/21	320,000	272,800
5.25% 3/15/42	510,000	288,150
6.2% 8/1/40	2,000,000	1,205,000
7.7% 4/1/25 (b)	745,000	555,025
7.75% 1/15/24	695,000	536,874
Precision Drilling Corp.:
5.25% 11/15/24	345,000	301,013
6.5% 12/15/21	330,000	320,100
SESI LLC 7.75% 9/15/24 (a)	325,000	328,250
Summit Midstream Holdings LLC 5.75% 4/15/25	390,000	390,975
		15,580,087
Oil, Gas & Consumable Fuels - 2.1%
Antero Resources Corp.:
5% 3/1/25	2,795,000	2,739,100
5.125% 12/1/22	780,000	781,950
California Resources Corp. 8% 12/15/22 (a)	1,345,000	741,431
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27 (a)	565,000	584,775
5.875% 3/31/25	2,230,000	2,397,250
7% 6/30/24	2,500,000	2,843,750
Chesapeake Energy Corp.:
4.875% 4/15/22	2,000,000	1,770,000
5.75% 3/15/23	1,405,000	1,241,669
8% 1/15/25 (a)	2,675,000	2,578,031
8% 6/15/27 (a)	985,000	935,750
Concho Resources, Inc. 4.375% 1/15/25	495,000	514,800
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 4.9817% 6/15/22 (a)(b)(c)	3,140,000	3,140,014
6.875% 6/15/25 (a)	990,000	1,029,600
Continental Resources, Inc.:
3.8% 6/1/24	1,065,000	990,450
4.5% 4/15/23	945,000	930,825
4.9% 6/1/44	335,000	283,276
Covey Park Energy LLC 7.5% 5/15/25 (a)	1,045,000	1,048,919
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25	900,000	911,250
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	1,815,000	1,837,688
Denbury Resources, Inc. 9% 5/15/21 (a)	1,070,000	957,650
EP Energy LLC/Everest Acquisition Finance, Inc. 8% 11/29/24 (a)	800,000	782,000
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (a)	740,000	743,700
Gibson Energy, Inc. 6.75% 7/15/21 (a)	169,000	174,915
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22	3,000,000	3,022,500
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (a)	265,000	250,425
5.75% 10/1/25 (a)	1,000,000	965,000
Newfield Exploration Co. 5.375% 1/1/26	335,000	350,075
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25	645,000	574,050
NGPL PipeCo LLC:
4.375% 8/15/22 (a)	135,000	138,713
4.875% 8/15/27 (a)	135,000	139,050
Oasis Petroleum, Inc. 6.875% 1/15/23	3,500,000	3,349,500
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (a)	335,000	335,000
5.375% 1/15/25 (a)	250,000	251,250
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23	350,000	350,875
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	2,125,000	2,178,338
Range Resources Corp.:
4.875% 5/15/25	790,000	756,425
5% 8/15/22 (a)	460,000	451,950
5% 3/15/23 (a)	620,000	612,250
Rice Energy, Inc. 6.25% 5/1/22	2,000,000	2,080,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% 2/1/25 (a)	2,000,000	2,055,000
5.375% 2/1/27 (a)	3,000,000	3,105,000
Teekay Corp. 8.5% 1/15/20	180,000	181,800
The Williams Companies, Inc. 3.7% 1/15/23	3,980,000	3,950,150
Whiting Petroleum Corp.:
5% 3/15/19	1,300,000	1,287,000
5.75% 3/15/21	360,000	338,400
WPX Energy, Inc.:
5.25% 9/15/24	4,030,000	3,949,400
6% 1/15/22	4,000,000	4,125,000
		64,755,944

TOTAL ENERGY		80,336,031

FINANCIALS - 1.1%
Capital Markets - 0.3%
Argos Merger Sub, Inc. 7.125% 3/15/23 (a)	2,780,000	2,265,700
MSCI, Inc. 4.75% 8/1/26 (a)	7,775,000	8,066,563
		10,332,263
Consumer Finance - 0.2%
Ally Financial, Inc. 5.75% 11/20/25	4,000,000	4,318,800
SLM Corp. 5.5% 1/25/23	1,240,000	1,252,400
		5,571,200
Diversified Financial Services - 0.6%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (a)	250,000	271,875
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	2,905,000	2,987,647
6% 8/1/20	2,500,000	2,575,000
6.25% 2/1/22	2,155,000	2,222,344
6.75% 2/1/24	1,975,000	2,079,280
ILFC E-Capital Trust I 3 month U.S. LIBOR + 1.550% 4.34% 12/21/65 (a)(b)(c)	1,000,000	950,000
Inception Merger Sub, Inc./Rackspace Hosting, Inc. 8.625% 11/15/24 (a)	1,180,000	1,252,275
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (a)	365,000	376,406
Radiate Holdco LLC/Radiate Financial Service Ltd. 6.625% 2/15/25 (a)	490,000	484,488
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (a)	2,000,000	2,277,500
Tempo Acquisition LLC / Tempo 6.75% 6/1/25 (a)	480,000	490,800
		15,967,615
Insurance - 0.0%
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	645,000	657,094
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 5% 12/15/21	310,000	321,238

TOTAL FINANCIALS		32,849,410

HEALTH CARE - 1.2%
Biotechnology - 0.1%
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (a)	3,000,000	3,002,250
Health Care Equipment & Supplies - 0.1%
Ortho-Clinical Diagnostics, Inc. 6.625% 5/15/22 (a)	380,000	372,400
Teleflex, Inc. 4.875% 6/1/26	2,750,000	2,832,500
		3,204,900
Health Care Providers & Services - 0.7%
Community Health Systems, Inc.:
5.125% 8/1/21	970,000	971,213
6.25% 3/31/23	1,220,000	1,229,150
6.875% 2/1/22	3,340,000	2,768,025
HCA Holdings, Inc.:
4.5% 2/15/27	1,925,000	1,951,469
5% 3/15/24	3,000,000	3,187,500
HealthSouth Corp. 5.75% 9/15/25	3,000,000	3,120,000
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23	3,000,000	3,104,100
Tenet Healthcare Corp.:
4.375% 10/1/21	975,000	990,844
4.625% 7/15/24 (a)	1,015,000	1,014,797
6.75% 6/15/23	1,555,000	1,542,716
THC Escrow Corp. III:
5.125% 5/1/25 (a)	1,370,000	1,378,494
7% 8/1/25 (a)	980,000	960,096
Wellcare Health Plans, Inc. 5.25% 4/1/25	425,000	445,188
		22,663,592
Pharmaceuticals - 0.3%
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (a)	820,000	809,750
5.625% 12/1/21 (a)	4,795,000	4,399,413
5.875% 5/15/23 (a)	1,260,000	1,074,150
6.125% 4/15/25 (a)	1,810,000	1,527,188
6.5% 3/15/22 (a)	670,000	702,663
VPI Escrow Corp. 6.375% 10/15/20 (a)	495,000	490,199
		9,003,363

TOTAL HEALTH CARE		37,874,105

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.2%
DAE Funding LLC:
4% 8/1/20 (a)	315,000	318,150
4.5% 8/1/22 (a)	395,000	402,900
5% 8/1/24 (a)	540,000	552,150
TransDigm, Inc.:
6% 7/15/22	1,470,000	1,521,450
6.375% 6/15/26	3,145,000	3,235,419
6.5% 5/15/25	785,000	808,550
		6,838,619
Airlines - 0.2%
Allegiant Travel Co. 5.5% 7/15/19	3,500,000	3,596,250
American Airlines Group, Inc. 4.625% 3/1/20 (a)	1,855,000	1,906,013
		5,502,263
Building Products - 0.1%
Building Materials Corp. of America:
5% 2/15/27 (a)	1,015,000	1,040,375
6% 10/15/25 (a)	2,000,000	2,150,000
HD Supply, Inc. 5.75% 4/15/24 (a)	660,000	707,850
		3,898,225
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (a)	2,000,000	2,080,000
APX Group, Inc. 7.625% 9/1/23 (a)	765,000	774,563
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (a)	1,030,000	1,109,825
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (a)	210,000	214,200
Prime Security One MS, Inc. 4.875% 7/15/32 (a)	655,000	606,694
		4,785,282
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (a)	715,000	748,963
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (a)	2,670,000	2,209,425
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (a)	410,000	333,125
		2,542,550
Trading Companies & Distributors - 0.1%
Ashtead Capital, Inc.:
4.125% 8/15/25 (a)	400,000	410,132
4.375% 8/15/27 (a)	420,000	428,400
FLY Leasing Ltd. 6.375% 10/15/21	2,000,000	2,095,000
		2,933,532

TOTAL INDUSTRIALS		27,249,434

INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.0%
CommScope Technologies Finance LLC 5% 3/15/27 (a)	585,000	582,982
Electronic Equipment & Components - 0.1%
Belden, Inc. 5.25% 7/15/24 (a)	2,000,000	2,060,000
Internet Software & Services - 0.1%
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc. 12.5% 7/1/22 (a)	1,355,000	1,558,250
VeriSign, Inc.:
4.75% 7/15/27 (a)	520,000	529,048
5.25% 4/1/25	1,260,000	1,348,200
		3,435,498
IT Services - 0.0%
Ceridian HCM Holding, Inc. 11% 3/15/21 (a)	115,000	121,756
Gartner, Inc. 5.125% 4/1/25 (a)	350,000	368,813
		490,569
Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology, Inc.:
5.25% 8/1/23 (a)	3,000,000	3,123,750
5.625% 1/15/26 (a)	2,500,000	2,637,200
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (a)	1,115,000	1,154,025
4.625% 6/1/23 (a)	800,000	855,240
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (a)	1,000,000	1,092,500
Versum Materials, Inc. 5.5% 9/30/24 (a)	70,000	73,675
		8,936,390
Software - 0.2%
CDK Global, Inc. 4.875% 6/1/27 (a)	485,000	492,275
Greeneden U.S. Holdings II LLC 10% 11/30/24 (a)	165,000	187,688
Nuance Communications, Inc. 5.375% 8/15/20 (a)	190,000	192,850
Open Text Corp. 5.875% 6/1/26 (a)	3,330,000	3,608,888
Symantec Corp. 5% 4/15/25 (a)	1,140,000	1,193,808
		5,675,509
Technology Hardware, Storage & Peripherals - 0.0%
EMC Corp. 2.65% 6/1/20	1,530,000	1,509,176

TOTAL INFORMATION TECHNOLOGY		22,690,124

MATERIALS - 1.6%
Chemicals - 0.3%
Axalta Coating Systems 4.875% 8/15/24 (a)	340,000	347,650
Evolution Escrow Issuer LLC 7.5% 3/15/22 (a)	1,005,000	1,052,738
Kraton Polymers LLC/Kraton Polymers Capital Corp. 7% 4/15/25 (a)	1,360,000	1,462,000
NOVA Chemicals Corp.:
4.875% 6/1/24 (a)	1,020,000	1,020,000
5.25% 6/1/27 (a)	795,000	793,013
Olin Corp. 5.125% 9/15/27	1,495,000	1,547,325
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (a)	1,140,000	1,162,800
The Chemours Co. LLC 5.375% 5/15/27	225,000	234,563
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 5.375% 9/1/25 (a)	1,240,000	1,267,900
Valvoline, Inc. 4.375% 8/15/25 (a)	1,025,000	1,033,969
		9,921,958
Construction Materials - 0.2%
CEMEX S.A.B. de CV:
5.7% 1/11/25 (a)	2,000,000	2,144,000
7.75% 4/16/26 (a)	3,000,000	3,446,250
Eagle Materials, Inc. 4.5% 8/1/26	125,000	130,313
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (a)	230,000	234,600
		5,955,163
Containers & Packaging - 0.6%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.25% 9/15/22 (a)	795,000	814,875
4.625% 5/15/23 (a)	9,500,000	9,761,250
6% 2/15/25 (a)	1,480,000	1,576,200
7.25% 5/15/24 (a)	1,500,000	1,654,650
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	3,000,000	3,015,000
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (a)	2,000,000	2,140,000
Silgan Holdings, Inc. 4.75% 3/15/25 (a)	695,000	712,375
		19,674,350
Metals & Mining - 0.5%
ArcelorMittal SA 6.125% 6/1/25	510,000	585,225
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (a)	420,000	439,950
Cliffs Natural Resources, Inc. 5.75% 3/1/25 (a)	1,260,000	1,232,154
Commercial Metals Co. 5.375% 7/15/27	1,345,000	1,402,163
First Quantum Minerals Ltd.:
7% 2/15/21 (a)	990,000	1,019,081
7.25% 5/15/22 (a)	565,000	580,538
7.25% 4/1/23 (a)	1,320,000	1,356,300
7.5% 4/1/25 (a)	870,000	890,663
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (a)	360,000	371,700
5.125% 5/15/24 (a)	1,030,000	1,068,625
Freeport-McMoRan, Inc.:
3.55% 3/1/22	1,480,000	1,455,950
3.875% 3/15/23	160,000	158,400
4.55% 11/14/24	6,000,000	5,985,000
		16,545,749

TOTAL MATERIALS		52,097,220

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	820,000	846,650
Equinix, Inc.:
5.375% 4/1/23	1,885,000	1,965,113
5.375% 5/15/27	425,000	457,406
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26	1,035,000	1,073,813
SBA Communications Corp. 4.875% 9/1/24	3,375,000	3,484,688
		7,827,670
Real Estate Management & Development - 0.1%
Howard Hughes Corp. 5.375% 3/15/25 (a)	935,000	935,617
Mattamy Group Corp.:
6.5% 11/15/20 (a)	1,380,000	1,407,600
6.875% 12/15/23 (a)	2,200,000	2,238,500
		4,581,717

TOTAL REAL ESTATE		12,409,387

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.7%
Altice Financing SA 7.5% 5/15/26 (a)	10,000,000	10,952,000
Altice Finco SA 7.625% 2/15/25 (a)	1,325,000	1,399,531
Level 3 Financing, Inc. 5.25% 3/15/26	590,000	603,275
Sable International Finance Ltd. 6.875% 8/1/22 (a)	1,460,000	1,571,325
Sprint Capital Corp. 6.875% 11/15/28	5,445,000	5,989,500
Telecom Italia Capital SA 6.375% 11/15/33	320,000	365,600
Telecom Italia SpA 5.303% 5/30/24 (a)	1,970,000	2,132,525
		23,013,756
Wireless Telecommunication Services - 0.5%
Inmarsat Finance PLC 4.875% 5/15/22 (a)	560,000	569,800
Sprint Communications, Inc. 6% 11/15/22	3,540,000	3,765,675
Sprint Corp.:
7.25% 9/15/21	510,000	562,275
7.625% 2/15/25	1,205,000	1,361,650
7.875% 9/15/23	2,500,000	2,856,575
T-Mobile U.S.A., Inc.:
5.125% 4/15/25	995,000	1,045,049
6.375% 3/1/25	2,500,000	2,692,188
Telesat Canada/Telesat LLC 8.875% 11/15/24 (a)	1,505,000	1,685,600
		14,538,812

TOTAL TELECOMMUNICATION SERVICES		37,552,568

UTILITIES - 0.5%
Electric Utilities - 0.2%
DPL, Inc. 6.75% 10/1/19	1,165,000	1,220,338
InterGen NV 7% 6/30/23 (a)	725,000	710,500
NRG Yield Operating LLC 5% 9/15/26	1,500,000	1,533,750
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (a)	1,628,278	1,754,470
		5,219,058
Independent Power and Renewable Electricity Producers - 0.3%
Dynegy, Inc.:
5.875% 6/1/23	865,000	858,513
7.625% 11/1/24	1,490,000	1,536,563
8.125% 1/30/26 (a)	825,000	851,813
NRG Energy, Inc. 6.625% 1/15/27	1,910,000	2,005,500
TerraForm Power Operating LLC 6.375% 2/1/23 (a)(b)	400,000	414,000
The AES Corp.:
4.875% 5/15/23	3,000,000	3,067,500
5.125% 9/1/27	425,000	432,438
6% 5/15/26	2,000,000	2,135,000
		11,301,327

TOTAL UTILITIES		16,520,385

TOTAL NONCONVERTIBLE BONDS
(Cost $442,995,010)		450,095,758

Bank Loan Obligations - 1.1%
CONSUMER DISCRETIONARY - 0.4%
Hotels, Restaurants & Leisure - 0.1%
Burger King Worldwide, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.5082% 2/17/24 (b)(c)	1,204,530	1,200,386
CityCenter Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7344% 4/18/24 (b)(c)	855,000	856,283
Golden Entertainment, Inc. term loan:
3 month U.S. LIBOR + 3.000% 8/11/24 (c)(d)	1,360,000	1,353,771
3 month U.S. LIBOR + 7.000% 8/11/25 (c)(d)	455,000	455,000
Scientific Games Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5122% 8/14/24 (b)(c)	365,000	367,464
		4,232,904
Leisure Products - 0.0%
Hayward Industries, Inc. term loan 3 month U.S. LIBOR + 3.500% 4.4806% 8/4/24 (b)(c)	55,000	55,241
Media - 0.2%
ION Media Networks, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.26% 12/18/20 (b)(c)	970,000	971,213
Nielsen Finance LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.000% 3.2289% 10/4/23 (b)(c)	364,088	364,044
Unitymedia Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.4867% 9/30/25 (b)(c)	1,100,000	1,094,500
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.4783% 8/19/23 (b)(c)	1,490,000	1,485,903
Ziggo Secured Finance Partnership Tranche E, term loan 3 month U.S. LIBOR + 2.500% 3.7267% 4/15/25 (b)(c)	1,660,000	1,655,020
		5,570,680
Multiline Retail - 0.1%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5678% 6/23/23 (b)(c)	1,303,291	1,282,660

TOTAL CONSUMER DISCRETIONARY		11,141,485

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.500% 8.71% 2/3/25 (b)(c)	205,000	196,689
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.9681% 2/3/24 (b)(c)	214,463	206,343
Pizza Hut Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2283% 6/16/23 (b)(c)	852,863	856,368
		1,259,400
Food Products - 0.0%
JBS U.S.A. Lux SA Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.8038% 10/30/22 (b)(c)	997,500	985,450
Post Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.49% 5/24/24 (b)(c)	225,000	225,241
		1,210,691

TOTAL CONSUMER STAPLES		2,470,091

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5072% 6/22/24 (b)(c)	410,000	412,390
FINANCIALS - 0.0%
Insurance - 0.0%
USI, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5/16/24 (c)(d)	905,000	897,832
Tranche, term loan 3 month U.S. LIBOR + 3.000% 4.3142% 5/16/24 (b)(c)	145,000	144,124
		1,041,956
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 5.99% 4/1/22 (b)(c)	1,368,546	1,391,360
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
TransDigm, Inc.:
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2639% 8/22/24 (b)(c)	1,005,000	1,005,894
Tranche F, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 6/9/23 (b)(c)	218,894	219,144
		1,225,038
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7267% 12/14/23 (b)(c)	330,000	330,723
Commercial Services & Supplies - 0.1%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.5217% 6/21/24 (b)(c)	1,490,000	1,493,516
Hd Supply Waterworks Ltd. term loan 3 month U.S. LIBOR + 3.000% 4.455% 8/1/24 (b)(c)	415,000	415,519
Lineage Logistics Holdings, LLC. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7389% 4/7/21 (b)(c)	992,308	992,933
		2,901,968
Marine - 0.0%
International Seaways Operatin Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.79% 6/22/22 (b)(c)	15,000	14,888

TOTAL INDUSTRIALS		4,472,617

INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.2339% 2/1/24 (b)(c)	413,963	408,097
Zayo Group LLC term loan 3 month U.S. LIBOR + 2.000% 3.2306% 1/19/21 (b)(c)	463,838	463,550
		871,647
Electronic Equipment & Components - 0.1%
Go Daddy Operating Co. LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.7339% 2/15/24 (b)(c)	1,353,545	1,355,806
Internet Software & Services - 0.1%
EIG Investors Corp. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5.3171% 2/9/23 (b)(c)	1,066,458	1,076,899
Rackspace Hosting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.3104% 11/3/23 (b)(c)	735,000	735,610
		1,812,509
IT Services - 0.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 3.500% 4.7017% 9/15/20 (b)(c)	3,000,000	2,994,990
Software - 0.0%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.4589% 6/13/25 (b)(c)	55,000	55,920
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.7364% 6/13/24(b)(c)	260,000	261,105
Hyland Software, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.2339% 7/7/25 (b)(c)	75,000	76,219
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.4839% 7/1/22 (b)(c)	50,000	50,375
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 5.49% 1/20/24 (b)(c)	549,552	541,996
3 month U.S. LIBOR + 9.000% 10.24% 1/20/25 (b)(c)	340,000	335,920
		1,321,535

TOTAL INFORMATION TECHNOLOGY		8,356,487

MATERIALS - 0.0%
Chemicals - 0.0%
Ashland LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.2374% 5/17/24 (b)(c)	145,000	145,363
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 4.0539% 7/15/25 (b)(c)	443,888	443,173
Level 3 Financing, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.485% 2/22/24 (b)(c)	1,030,000	1,029,032
Sable International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.7339% 1/31/25 (b)(c)	125,000	124,245
Securus Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6/15/24 (c)(d)	1,490,000	1,501,488
3 month U.S. LIBOR + 8.250% 6/15/25 (c)(d)	495,000	495,743
SFR Group SA Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 4.0611% 7/31/25 (b)(c)	1,331,663	1,324,005
		4,917,686
Wireless Telecommunication Services - 0.0%
Sprint Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.75% 2/3/24 (b)(c)	359,100	359,100
Telesat LLC Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.000% 4.3% 11/17/23 (b)(c)	29,850	30,053
		389,153

TOTAL TELECOMMUNICATION SERVICES		5,306,839

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 3.3172% 5/24/22 (b)(c)	1,082,288	1,082,288
TOTAL BANK LOAN OBLIGATIONS
(Cost $35,753,019)		35,820,876
	Shares	Value

Fixed-Income Funds - 83.3%
High Yield Fixed-Income Funds - 83.3%
Artisan High Income Fund Investor Shares	15,679,806	158,836,431
BlackRock High Yield Bond Fund Institutional Class	28,173,802	219,755,656
Eaton Vance Income Fund of Boston Class A	32,916,473	190,915,541
Fidelity Advisor High Income Advantage Fund Class I (e)	14,310,333	150,830,909
Fidelity Capital & Income Fund (e)	48,941,879	497,738,881
Fidelity High Income Fund (e)	8,284,117	74,225,688
Hotchkis & Wiley High Yield Fund Class A	32,360,047	393,821,770
Janus High-Yield Fund Class T	12,435,462	105,701,429
MainStay High Yield Corporate Bond Fund Class A	53,810,504	310,486,608
Prudential High Yield Fund	17,343,844	96,778,651
T. Rowe Price High Yield Fund I Class	58,825,386	398,836,116
Third Avenue Focused Credit Fund Institutional Class (f)	7,030,125	11,353,652
TOTAL FIXED-INCOME FUNDS
(Cost $2,480,975,346)		2,609,281,332
	Principal Amount	Value

Preferred Securities - 0.7%
FINANCIALS - 0.7%
Banks - 0.7%
Bank of America Corp. 6.25% (b)(g)	6,000,000	6,777,424
Barclays Bank PLC 7.625% 11/21/22	2,300,000	2,691,198
Barclays PLC 8.25% (b)(g)	1,380,000	1,487,373
Citigroup, Inc.:
5.95% (b)(g)	510,000	559,788
5.95% (b)(g)	5,000,000	5,291,868
Credit Agricole SA 6.625% (a)(b)(g)	2,255,000	2,351,067
Royal Bank of Scotland Group PLC:
7.5% (b)(g)	725,000	774,184
8.625% (b)(g)	2,000,000	2,244,531
TOTAL PREFERRED SECURITIES
(Cost $ 20,709,961)		22,177,433
	Shares	Value

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.11% (h)	11,674,091	11,676,426
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (i)	387	387
TOTAL MONEY MARKET FUNDS
(Cost $11,676,813)		11,676,813
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,992,110,149)		3,129,052,212
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,397,520
NET ASSETS - 100%		$3,131,449,732

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $241,193,979 or 7.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) The coupon rate will be determined upon settlement of the loan after period end.

 (e) Affiliated Fund

 (f) Level 3 instrument

 (g) Security is perpetual in nature with no stated maturity date.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$52,754
Total	$52,754

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor High Income Advantage Fund Class I	$182,078,055	$3,456,259	$36,862,185	$3,456,242	$1,250,261	$908,519	$150,830,909
Fidelity Capital & Income Fund	527,599,440	14,751,129	49,265,307	9,618,187	4,376,287	277,332	497,738,881
Fidelity High Income Fund	98,585,911	2,160,783	27,134,633	2,160,783	1,366,724	(753,097)	74,225,688
Total	$808,263,406	$20,368,171	$113,262,125	$15,235,212	$6,993,272	$432,754	$722,795,478

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$450,095,758	$--	$450,095,758	$--
Bank Loan Obligations	35,820,876	--	35,820,876	--
Fixed-Income Funds	2,609,281,332	2,597,927,680	--	11,353,652
Preferred Securities	22,177,433	--	22,177,433	--
Money Market Funds	11,676,813	11,676,813	--	--
Total Investments in Securities:	$3,129,052,212	$2,609,604,493	$508,094,067	$11,353,652

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,376,082,218)	$2,394,580,308
Fidelity Central Funds (cost $11,676,426)	11,676,426
Affiliated issuers (cost $604,351,505)	722,795,478
Total Investment in Securities (cost $2,992,110,149)		$3,129,052,212
Cash		22,934
Receivable for investments sold		4,101,118
Receivable for fund shares sold		940,711
Dividends receivable		483,469
Interest receivable		7,153,246
Distributions receivable from Fidelity Central Funds		8,620
Prepaid expenses		12,794
Other receivables		71,727
Total assets		3,141,846,831
Liabilities
Payable for investments purchased	$6,411,600
Payable for fund shares redeemed	872,722
Distributions payable	2,702,609
Accrued management fee	133,376
Other affiliated payables	187,435
Other payables and accrued expenses	89,357
Total liabilities		10,397,099
Net Assets		$3,131,449,732
Net Assets consist of:
Paid in capital		$3,123,878,980
Distributions in excess of net investment income		(10,582,693)
Accumulated undistributed net realized gain (loss) on investments		(118,788,618)
Net unrealized appreciation (depreciation) on investments		136,942,063
Net Assets, for 325,467,210 shares outstanding		$3,131,449,732
Net Asset Value, offering price and redemption price per share ($3,131,449,732 ÷ 325,467,210 shares)		$9.62

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$54,995,425
Affiliated issuers		15,235,212
Interest		13,368,678
Income from Fidelity Central Funds		52,754
Total income		83,652,069
Expenses
Management fee	$4,741,035
Transfer agent fees	638,278
Accounting fees and expenses	503,984
Custodian fees and expenses	11,874
Independent trustees' fees and expenses	17,970
Registration fees	68,183
Audit	17,689
Legal	9,187
Miscellaneous	18,821
Total expenses before reductions	6,027,021
Expense reductions	(3,949,063)	2,077,958
Net investment income (loss)		81,574,111
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,626,706)
Affiliated issuers	6,993,272
Realized gain distributions from underlying funds:
Affiliated issuers	5,133,121
Total net realized gain (loss)		7,499,687
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	5,877,608
Other Affiliated issuers	432,754
Total change in net unrealized appreciation (depreciation)		6,310,362
Net gain (loss)		13,810,049
Net increase (decrease) in net assets resulting from operations		$95,384,160

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$81,574,111	$199,201,930
Net realized gain (loss)	7,499,687	(51,248,175)
Change in net unrealized appreciation (depreciation)	6,310,362	514,425,523
Net increase (decrease) in net assets resulting from operations	95,384,160	662,379,278
Distributions to shareholders from net investment income	(79,208,758)	(199,547,054)
Share transactions
Proceeds from sales of shares	423,811,224	742,528,502
Reinvestment of distributions	64,489,870	190,713,035
Cost of shares redeemed	(691,097,871)	(1,891,526,008)
Net increase (decrease) in net assets resulting from share transactions	(202,796,777)	(958,284,471)
Total increase (decrease) in net assets	(186,621,375)	(495,452,247)
Net Assets
Beginning of period	3,318,071,107	3,813,523,354
End of period	$3,131,449,732	$3,318,071,107
Other Information
Distributions in excess of net investment income end of period	$(10,582,693)	$(12,948,046)
Shares
Sold	44,344,500	80,717,528
Issued in reinvestment of distributions	6,728,586	20,818,874
Redeemed	(72,298,458)	(204,580,330)
Net increase (decrease)	(21,225,372)	(103,043,928)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$8.48	$9.94	$10.45	$10.21	$9.81
Income from Investment Operations
Net investment income (loss)B	.247	.493	.518	.551	.579	.595
Net realized and unrealized gain (loss)	.043	1.091	(1.300)	(.369)	.297	.430
Total from investment operations	.290	1.584	(.782)	.182	.876	1.025
Distributions from net investment income	(.240)	(.494)	(.537)C	(.552)	(.569)	(.595)
Distributions from net realized gain	–	–	(.118)C	(.140)	(.067)	(.030)
Tax return of capital	–	–	(.023)	–	–	–
Total distributions	(.240)	(.494)	(.678)	(.692)	(.636)	(.625)
Net asset value, end of period	$9.62	$9.57	$8.48	$9.94	$10.45	$10.21
Total ReturnD,E	3.06%	19.08%	(8.26)%	1.82%	8.90%	10.82%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%H	.29%	.26%	.26%	.27%	.27%
Expenses net of fee waivers, if any	.13%H	.04%	.01%	.01%	.02%	.02%
Expenses net of all reductions	.13%H	.04%	.01%	.01%	.02%	.02%
Net investment income (loss)	5.13%H	5.40%	5.56%	5.40%	5.66%	6.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,131,450	$3,318,071	$3,813,523	$4,225,162	$4,442,944	$3,769,123
Portfolio turnover rateI	30%H	38%	10%	16%	12%	27%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers Income Opportunities Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is generally categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$193,207,943
Gross unrealized depreciation	(59,183,139)
Net unrealized appreciation (depreciation)	$134,024,804
Tax cost	$2,995,027,408

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(8,183,942)
Long-term	(113,466,760)
Total capital loss carryforward	$(121,650,702)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $478,774,941 and $661,837,850, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .75% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .04% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,145 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2020. During the period, this waiver reduced the Fund's management fee by $ 3,947,246.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,817.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Actual	.13%	$1,000.00	$1,030.60	$.67
Hypothetical-C		$1,000.00	$1,024.55	$.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SRQ-SANN-1017
1.912883.107

Strategic Advisers® International Multi-Manager Fund Class F Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2017

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S)	2.0	1.9
iShares MSCI Japan ETF	2.0	0.6
Roche Holding AG (participation certificate)	1.5	1.3
British American Tobacco PLC (United Kingdom)	1.4	1.5
Schneider Electric SA	1.4	1.3
KDDI Corp.	1.3	1.3
Reckitt Benckiser Group PLC	1.1	1.2
Danone SA	1.0	1.0
Novartis AG	1.0	1.6
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	0.9	0.8
	13.6

Top Five Market Sectors as of August 31, 2017

(stocks only)

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.2	17.6
Industrials	14.4	14.9
Consumer Staples	12.7	12.2
Information Technology	11.4	10.7
Consumer Discretionary	8.8	8.9

Geographic Diversification (% of fund's net assets)

As of August 31, 2017
Japan	18.5%
United Kingdom	14.8%
United States of America*	9.8%
Switzerland	9.6%
Germany	8.8%
France	8.2%
Netherlands	3.0%
Australia	2.9%
Hong Kong	2.8%
Other	21.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Japan	19.2%
United Kingdom	16.1%
Switzerland	10.3%
United States of America*	9.6%
France	8.6%
Germany	8.3%
Australia	3.6%
Netherlands	3.3%
Canada	2.2%
Other	18.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Common Stocks	90.8%
Preferred Stocks	1.8%
Equity Funds	2.0%
Short-Term Investments and Net Other Assets (Liabilities)	5.4%

As of February 28, 2017
Common Stocks	91.0%
Preferred Stocks	2.0%
Equity Funds	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.9%
Brembo SpA	1,110	$17,310
Bridgestone Corp.	1,200	51,510
GKN PLC	34,546	142,371
Koito Manufacturing Co. Ltd.	3,000	186,929
Michelin CGDE Series B	799	108,909
Nokian Tyres PLC	364	15,387
Valeo SA	2,311	154,558
		676,974
Automobiles - 0.6%
Ferrari NV	765	87,518
Isuzu Motors Ltd.	3,900	51,014
Mazda Motor Corp.	2,000	29,377
Mitsubishi Motors Corp. of Japan	9,600	70,907
Subaru Corp.	1,600	56,120
Suzuki Motor Corp.	2,600	130,692
Yamaha Motor Co. Ltd.	1,400	39,605
		465,233
Diversified Consumer Services - 0.1%
Kroton Educacional SA	8,100	46,240
Hotels, Restaurants & Leisure - 1.6%
Accor SA	1,218	56,404
Carnival PLC	4,591	319,438
Compass Group PLC	25,910	553,490
Galaxy Entertainment Group Ltd.	16,000	100,387
Greggs PLC	627	9,754
Melco Crown Entertainment Ltd. sponsored ADR	1,400	30,730
Paddy Power Betfair PLC	677	59,660
		1,129,863
Household Durables - 0.8%
Bellway PLC	954	39,513
Husqvarna AB (B Shares)	1,631	16,452
Panasonic Corp.	5,700	75,982
SEB SA	94	17,076
Sony Corp.	5,800	229,496
Techtronic Industries Co. Ltd.	41,000	212,184
		590,703
Internet & Direct Marketing Retail - 0.3%
Ctrip.com International Ltd. ADR (a)	1,960	100,842
JD.com, Inc. sponsored ADR (a)	1,568	65,715
MakeMyTrip Ltd. (a)	462	15,754
Start Today Co. Ltd.	700	21,777
		204,088
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,300	43,576
Yamaha Corp.	900	31,355
		74,931
Media - 0.6%
Altice NV Class A (a)	2,536	58,478
Cineworld Group PLC	1,671	13,991
Dentsu, Inc.	1,000	41,843
ProSiebenSat.1 Media AG	1,480	49,645
Publicis Groupe SA	1	67
Vivendi SA	3,352	76,915
WPP PLC	10,240	186,748
		427,687
Multiline Retail - 0.3%
Dollarama, Inc.	1,150	113,338
Izumi Co. Ltd.	300	15,718
Ryohin Keikaku Co. Ltd.	200	55,487
		184,543
Specialty Retail - 0.9%
Carphone Warehouse Group PLC	6,471	14,510
Dufry AG (a)	174	26,818
Esprit Holdings Ltd. (a)	83,050	48,074
Inditex SA	2,927	111,338
Nitori Holdings Co. Ltd.	900	139,009
Shimamura Co. Ltd.	100	12,207
USS Co. Ltd.	12,100	237,851
WH Smith PLC	1,052	25,153
		614,960
Textiles, Apparel & Luxury Goods - 1.7%
adidas AG	676	151,735
Burberry Group PLC	2,375	55,188
Compagnie Financiere Richemont SA Series A	5,332	476,649
Gildan Activewear, Inc.	5,690	178,207
Hermes International SCA	78	41,256
Kering SA	83	31,154
LVMH Moet Hennessy - Louis Vuitton SA	948	249,011
Salvatore Ferragamo Italia SpA	472	13,564
Swatch Group AG (Bearer)	55	21,955
		1,218,719

TOTAL CONSUMER DISCRETIONARY		5,633,941

CONSUMER STAPLES - 12.0%
Beverages - 1.8%
Anheuser-Busch InBev SA NV	1,673	198,135
Asahi Group Holdings	3,200	139,399
Coca-Cola West Co. Ltd.	700	24,005
Diageo PLC	4,565	152,690
Embotelladoras Arca S.A.B. de CV	4,473	32,723
Fever-Tree Drinks PLC	726	23,151
Heineken NV (Bearer)	2,495	261,761
ITO EN Ltd.	2,800	103,152
Pernod Ricard SA	2,353	321,570
		1,256,586
Food & Staples Retailing - 0.5%
Bidcorp Ltd.	867	19,690
Clicks Group Ltd.	3,053	34,922
Koninklijke Ahold Delhaize NV	1,756	31,566
Seven & i Holdings Co. Ltd.	1,500	59,517
Sundrug Co. Ltd.	3,300	136,731
Tsuruha Holdings, Inc.	200	23,814
Woolworths Ltd.	2,358	48,737
X5 Retail Group NV GDR (Reg. S) (a)	426	17,381
		372,358
Food Products - 3.8%
Aryzta AG	3,870	121,958
Danone SA	9,298	732,543
Kerry Group PLC Class A	1,835	170,892
M. Dias Branco SA	600	9,359
Nestle SA (Reg. S)	16,987	1,440,079
Nissin Food Holdings Co. Ltd.	600	37,004
Toyo Suisan Kaisha Ltd.	3,300	122,022
WH Group Ltd.	42,000	43,901
		2,677,758
Household Products - 1.7%
Colgate-Palmolive Co.	4,796	343,585
Essity AB Class B	3,087	85,705
Lion Corp.	1,000	19,884
Reckitt Benckiser Group PLC	8,026	761,094
		1,210,268
Personal Products - 2.1%
Kao Corp.	7,900	493,108
Kobayashi Pharmaceutical Co. Ltd.	2,200	136,681
Kose Corp.	900	112,976
L'Oreal SA	1,169	246,964
Pola Orbis Holdings, Inc.	700	22,509
Unilever NV (Certificaten Van Aandelen) (Bearer)	4,050	241,114
Unilever PLC	4,688	273,520
		1,526,872
Tobacco - 2.1%
British American Tobacco PLC (United Kingdom)	15,814	986,559
Imperial Tobacco Group PLC	2,781	115,094
Japan Tobacco, Inc.	12,200	417,709
		1,519,362

TOTAL CONSUMER STAPLES		8,563,204

ENERGY - 4.4%
Energy Equipment & Services - 0.3%
Core Laboratories NV	646	56,964
John Wood Group PLC	3,546	25,953
Schlumberger Ltd.	923	58,620
Tecnicas Reunidas SA	1,041	36,149
		177,686
Oil, Gas & Consumable Fuels - 4.1%
BP PLC	87,537	505,647
Cairn Energy PLC (a)	26,534	58,844
Caltex Australia Ltd.	2,747	72,915
CNOOC Ltd.	211,000	254,686
Enagas SA	37	1,090
Enbridge, Inc.	2,193	87,667
Encana Corp.	29,947	279,385
Eni SpA	7,087	111,309
Galp Energia SGPS SA Class B	9,198	152,311
INPEX Corp.	5,700	54,493
Lundin Petroleum AB	4,029	86,454
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	388	35,988
Oil Search Ltd. ADR	12,466	66,495
Royal Dutch Shell PLC:
Class A (United Kingdom)	12,123	334,096
Class B (United Kingdom)	16,243	453,352
Suncor Energy, Inc.	4,379	137,217
Total SA	4,037	209,469
Woodside Petroleum Ltd.	2,492	57,113
		2,958,531

TOTAL ENERGY		3,136,217

FINANCIALS - 17.0%
Banks - 9.4%
Allied Irish Banks PLC	26,456	157,662
Australia & New Zealand Banking Group Ltd.	3,563	83,273
Bank Ireland Group PLC (a)	4,724	39,366
Bankinter SA	12,284	117,134
Barclays PLC	186,769	461,897
BGEO Group PLC	369	16,510
BNP Paribas SA	8,056	612,914
BOC Hong Kong (Holdings) Ltd.	21,000	106,935
CaixaBank SA	37,886	196,018
Chiba Bank Ltd.	6,000	40,169
Commonwealth Bank of Australia	1,722	103,763
Credicorp Ltd. (United States)	515	104,463
Danske Bank A/S	2,433	94,557
DNB ASA	11,518	224,928
Erste Group Bank AG	2,476	104,623
FinecoBank SpA	3,350	28,773
Grupo Financiero Banorte S.A.B. de CV Series O	11,967	81,604
Grupo Financiero Santander Mexico S.A.B. de CV	8,100	16,685
HDFC Bank Ltd. sponsored ADR	3,432	334,380
HSBC Holdings PLC (United Kingdom)	5,207	50,481
Industrial & Commercial Bank of China Ltd. (H Shares)	185,000	138,530
ING Groep NV (Certificaten Van Aandelen)	11,937	211,891
Intesa Sanpaolo SpA	93,876	317,818
Jyske Bank A/S (Reg.)	2,010	120,941
KBC Groep NV	5,144	422,717
Lloyds Banking Group PLC	289,987	239,035
Mebuki Financial Group, Inc.	9,700	34,411
Metro Bank PLC (a)	352	15,790
Mitsubishi UFJ Financial Group, Inc.	56,000	341,239
Nordea Bank AB	12,084	162,575
North Pacific Bank Ltd.	9,200	27,700
PT Bank Central Asia Tbk	64,200	91,185
Societe Generale Series A	2,361	132,079
Standard Chartered PLC (United Kingdom) (a)	17,140	170,661
Sumitomo Mitsui Financial Group, Inc.	9,800	364,886
Svenska Handelsbanken AB (A Shares)	12,331	184,366
Swedbank AB (A Shares)	9,272	250,798
Sydbank A/S (a)	1,024	39,945
The Hachijuni Bank Ltd.	6,200	37,786
The Suruga Bank Ltd.	2,500	53,486
Unicaja Banco SA	22,000	34,833
UniCredit SpA (a)	14,003	284,888
United Overseas Bank Ltd.	3,403	60,308
Westpac Banking Corp.	1,627	40,492
		6,754,495
Capital Markets - 2.1%
3i Group PLC	5,602	70,230
Anima Holding SpA	2,239	17,112
Azimut Holding SpA	889	18,732
Banca Generali SpA	1,406	46,414
Close Brothers Group PLC	741	14,804
Credit Suisse Group AG	9,366	137,519
Daiwa Securities Group, Inc.	7,000	38,319
Deutsche Borse AG	479	51,201
IG Group Holdings PLC	5,982	49,893
Intermediate Capital Group PLC	1,826	20,967
Julius Baer Group Ltd.	3,084	172,452
Jupiter Fund Management PLC	3,219	22,332
London Stock Exchange Group PLC	1,032	52,712
Macquarie Group Ltd.	2,415	166,639
Magellan Financial Group Ltd.	2,232	43,879
Partners Group Holding AG	157	101,834
UBS Group AG	29,160	480,450
		1,505,489
Consumer Finance - 0.3%
AEON Financial Service Co. Ltd.	8,700	184,470
Cembra Money Bank AG	186	16,196
		200,666
Diversified Financial Services - 0.7%
AMP Ltd.	23,584	95,615
Cerved Information Solutions SpA	3,276	36,913
Challenger Ltd.	6,937	69,153
ORIX Corp.	7,900	126,439
RMB Holdings Ltd.	3,953	20,192
Standard Life PLC	12,336	68,528
Wendel SA	217	34,396
Zenkoku Hosho Co. Ltd.	600	24,369
		475,605
Insurance - 4.5%
AIA Group Ltd.	61,200	469,611
Aon PLC	951	132,341
Aviva PLC	37,690	254,651
Direct Line Insurance Group PLC	6,007	29,525
Euler Hermes SA	357	42,397
Fairfax Financial Holdings Ltd. (sub. vtg.)	408	212,072
Hiscox Ltd.	14,486	239,393
Insurance Australia Group Ltd.	14,596	74,376
Jardine Lloyd Thompson Group PLC	3,367	50,287
Manulife Financial Corp.	10,500	206,258
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	25,000	198,543
Prudential PLC	13,527	317,537
QBE Insurance Group Ltd.	6,647	55,165
Sampo Oyj (A Shares)	3,357	177,198
Sanlam Ltd.	4,563	25,185
Sony Financial Holdings, Inc.	1,800	28,522
St. James's Place Capital PLC	2,349	35,022
Swiss Re Ltd.	1,042	94,372
Tokio Marine Holdings, Inc.	1,400	55,906
Zurich Insurance Group AG	1,779	532,244
		3,230,605

TOTAL FINANCIALS		12,166,860

HEALTH CARE - 8.1%
Biotechnology - 0.4%
CSL Ltd.	1,153	117,799
Genmab A/S (a)	86	20,071
Grifols SA	2,044	57,790
HUGEL, Inc. (a)	29	14,961
Shire PLC	2,111	104,995
		315,616
Health Care Equipment & Supplies - 1.0%
ASAHI INTECC Co. Ltd.	368	19,281
bioMerieux SA	73	17,872
Carl Zeiss Meditec AG	302	15,064
Dentsply Sirona, Inc.	1,486	84,063
Hoya Corp.	3,500	200,414
Nihon Kohden Corp.	4,300	99,741
Olympus Corp.	1,900	65,589
Terumo Corp.	4,900	189,430
		691,454
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG & Co. KGaA	659	61,821
Fresenius SE & Co. KGaA	836	70,750
Orpea	138	16,724
		149,295
Life Sciences Tools & Services - 0.3%
Eurofins Scientific SA	54	30,863
ICON PLC (a)	246	27,894
Lonza Group AG	531	134,446
		193,203
Pharmaceuticals - 6.2%
AstraZeneca PLC (United Kingdom)	5,869	344,087
Bayer AG	4,808	615,296
Chugai Pharmaceutical Co. Ltd.	1,200	48,792
CSPC Pharmaceutical Group Ltd.	18,000	28,107
Dechra Pharmaceuticals PLC	671	16,599
GlaxoSmithKline PLC	22,012	436,713
Ipsen SA	383	51,453
Novartis AG	8,380	706,494
Novo Nordisk A/S Series B	6,028	287,233
Recordati SpA	732	31,353
Roche Holding AG (participation certificate)	4,324	1,098,602
Rohto Pharmaceutical Co. Ltd.	1,000	23,214
Sanofi SA	1,412	137,670
Santen Pharmaceutical Co. Ltd.	22,700	352,265
Shionogi & Co. Ltd.	2,800	147,596
Takeda Pharmaceutical Co. Ltd.	2,500	138,195
Yuhan Corp.	75	15,077
		4,478,746

TOTAL HEALTH CARE		5,828,314

INDUSTRIALS - 14.4%
Aerospace & Defense - 0.9%
BAE Systems PLC	10,424	81,917
Cobham PLC	91,997	163,334
Leonardo SpA	4,594	77,713
MTU Aero Engines Holdings AG	554	77,558
Rolls-Royce Holdings PLC	6,481	76,545
Thales SA	1,138	125,990
		603,057
Air Freight & Logistics - 0.5%
Deutsche Post AG	2,110	87,525
Yamato Holdings Co. Ltd.	14,000	298,504
		386,029
Airlines - 0.5%
easyJet PLC	866	13,393
Japan Airlines Co. Ltd.	9,200	316,165
Ryanair Holdings PLC sponsored ADR (a)	321	36,498
		366,056
Building Products - 1.0%
Asahi Glass Co. Ltd.	800	31,218
Belimo Holding AG (Reg.)	2	7,852
Compagnie de St. Gobain	1,799	98,675
Daikin Industries Ltd.	3,300	330,045
Geberit AG (Reg.)	109	49,797
Kaba Holding AG (B Shares) (Reg.)	19	17,129
Kingspan Group PLC (Ireland)	461	17,836
Nichias Corp.	1,000	11,716
Toto Ltd.	3,800	144,658
		708,926
Commercial Services & Supplies - 1.0%
Brambles Ltd.	57,222	423,499
Intrum Justitia AB	617	20,135
Park24 Co. Ltd.	400	9,617
Prosegur Compania de Seguridad SA (Reg.)	1,933	13,163
Rentokil Initial PLC	8,504	33,484
Ritchie Brothers Auctioneers, Inc.	1,926	57,252
Secom Co. Ltd.	1,900	141,063
Sohgo Security Services Co., Ltd.	900	39,337
		737,550
Construction & Engineering - 0.6%
Balfour Beatty PLC	36,118	125,588
Taisei Corp.	7,000	70,232
VINCI SA	2,512	231,308
		427,128
Electrical Equipment - 2.5%
ABB Ltd. (Reg.)	17,950	415,334
Legrand SA	4,380	307,010
Nidec Corp.	600	68,004
Schneider Electric SA	12,226	985,916
		1,776,264
Industrial Conglomerates - 0.4%
Bidvest Group Ltd.	867	11,427
CK Hutchison Holdings Ltd.	7,920	103,633
Koninklijke Philips Electronics NV	1,422	53,928
Siemens AG	880	115,200
		284,188
Machinery - 3.3%
Alfa Laval AB	10,568	239,403
Alstom SA	2,065	73,441
Daifuku Co. Ltd.	600	26,115
Fanuc Corp.	600	116,570
GEA Group AG	6,528	287,537
Glory Ltd.	900	30,618
Hoshizaki Corp.	200	17,410
IMI PLC	10,924	160,328
Interpump Group SpA	617	17,951
KION Group AG	404	36,850
Komatsu Ltd.	12,100	326,554
Kubota Corp.	10,900	188,781
Minebea Mitsumi, Inc.	3,200	52,598
Mitsubishi Heavy Industries Ltd.	16,000	61,258
Nabtesco Corp.	500	17,488
NGK Insulators Ltd.	2,000	37,349
Nordson Corp.	991	108,316
Schindler Holding AG (participation certificate)	915	195,986
SMC Corp.	100	34,302
Spirax-Sarco Engineering PLC	2,610	189,674
Sumitomo Heavy Industries Ltd.	6,000	44,754
Wartsila Corp.	1,342	92,580
WashTec AG	94	7,452
		2,363,315
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	27	55,665
Professional Services - 1.2%
Experian PLC	3,324	66,838
Intertek Group PLC	2,348	155,150
Nihon M&A Center, Inc.	700	32,410
RELX NV	13,747	288,689
SGS SA (Reg.)	74	165,177
TechnoPro Holdings, Inc.	600	27,343
Temp Holdings Co., Ltd.	700	14,225
Wolters Kluwer NV	1,859	81,208
		831,040
Road & Rail - 1.1%
Canadian National Railway Co.	1,895	153,603
Canadian Pacific Railway Ltd.	1,499	233,250
DSV de Sammensluttede Vognmaend A/S	1,300	92,183
East Japan Railway Co.	3,500	321,076
Globaltrans Investment PLC GDR (Reg. S)	873	8,861
		808,973
Trading Companies & Distributors - 0.9%
Ashtead Group PLC	300	6,451
Brenntag AG	2,325	123,208
Bunzl PLC	10,456	312,327
Finning International, Inc.	644	14,734
Itochu Corp.	4,100	66,981
Misumi Group, Inc.	3,600	92,378
Wolseley PLC	935	55,653
		671,732
Transportation Infrastructure - 0.4%
Aena SA	545	106,435
CCR SA	3,900	21,632
China Merchants Holdings International Co. Ltd.	26,593	86,992
Kamigumi Co. Ltd.	3,000	33,211
Malaysia Airports Holdings Bhd	20,300	42,782
		291,052

TOTAL INDUSTRIALS		10,310,975

INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson (B Shares)	18,947	111,115
Electronic Equipment & Components - 1.6%
Alps Electric Co. Ltd.	1,000	27,471
China High Precision Automation Group Ltd. (a)(b)	15,000	0
Halma PLC	9,683	136,855
Hirose Electric Co. Ltd.	855	118,371
Hitachi Ltd.	43,000	296,093
Keyence Corp.	400	208,341
LG Innotek Co. Ltd.	130	21,335
OMRON Corp.	2,600	130,550
Renishaw PLC	323	19,129
Spectris PLC	2,885	86,326
Sunny Optical Technology Group Co. Ltd.	3,000	43,012
Yokogawa Electric Corp.	3,200	49,862
		1,137,345
Internet Software & Services - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,747	300,030
Baidu.com, Inc. sponsored ADR (a)	1,300	296,465
Just Eat Holding Ltd. (a)	7,541	64,943
Moneysupermarket.com Group PLC	553	2,285
NAVER Corp.	118	79,245
Scout24 Holding GmbH	351	14,134
SINA Corp.	248	25,254
Tencent Holdings Ltd.	3,500	147,279
Wix.com Ltd. (a)	209	13,606
		943,241
IT Services - 2.6%
Amadeus IT Holding SA Class A	9,976	618,380
Atos Origin SA	555	85,627
Bechtle AG	244	16,833
Capgemini SA	459	50,888
Cognizant Technology Solutions Corp. Class A	2,749	194,547
EPAM Systems, Inc. (a)	962	78,239
Fujitsu Ltd.	5,000	37,072
IT Holdings Corp.	600	17,710
MasterCard, Inc. Class A	1,289	171,824
Nomura Research Institute Ltd.	8,500	330,923
OBIC Co. Ltd.	2,200	137,881
Otsuka Corp.	600	39,733
SCSK Corp.	500	21,649
Wirecard AG	369	31,457
		1,832,763
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	1,479	123,748
ASM International NV (Netherlands)	386	22,691
ASM Pacific Technology Ltd.	3,100	38,345
ASML Holding NV (Netherlands)	512	79,936
Broadcom Ltd.	317	79,906
Dialog Semiconductor PLC (a)	1,002	45,548
Infineon Technologies AG	13,661	315,486
MediaTek, Inc.	6,000	53,855
Mellanox Technologies Ltd. (a)	1,570	73,712
NVIDIA Corp.	358	60,660
Renesas Electronics Corp. (a)	6,300	63,553
ROHM Co. Ltd.	400	31,146
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	17,568	649,489
Texas Instruments, Inc.	1,996	165,309
Tokyo Electron Ltd.	400	56,251
		1,859,635
Software - 2.5%
ANSYS, Inc. (a)	1,200	154,584
Cadence Design Systems, Inc. (a)	6,888	270,630
Check Point Software Technologies Ltd. (a)	2,611	292,093
Constellation Software, Inc.	74	41,147
Dassault Systemes SA	1,148	113,089
Kingsoft Corp. Ltd.	9,000	21,345
LINE Corp. ADR (a)	433	15,289
Micro Focus International PLC	1,119	32,890
Netmarble Games Corp.	118	16,216
Nets A/S (c)	955	23,618
Nintendo Co. Ltd.	500	166,765
Oracle Corp. Japan	300	22,186
Playtech Ltd.	3,461	42,516
SAP SE	4,984	523,080
Trend Micro, Inc.	1,300	60,190
		1,795,638
Technology Hardware, Storage & Peripherals - 0.7%
Logitech International SA (Reg.)	861	30,617
Neopost SA	432	18,776
Samsung Electronics Co. Ltd.	230	473,816
		523,209

TOTAL INFORMATION TECHNOLOGY		8,202,946

MATERIALS - 6.7%
Chemicals - 4.9%
Akzo Nobel NV	5,851	534,585
Arkema SA	733	79,651
Asahi Kasei Corp.	11,000	131,778
BASF AG	4,940	478,523
Covestro AG	325	25,539
Croda International PLC	3,918	194,650
Elementis PLC	8,080	28,168
Givaudan SA	146	298,410
HEXPOL AB (B Shares)	1,454	14,228
Hitachi Chemical Co. Ltd.	800	21,656
Hyosung Corp.	75	10,574
Incitec Pivot Ltd.	16,313	43,184
JSR Corp.	2,000	38,968
K&S AG	2,277	54,267
Lenzing AG	103	16,247
Linde AG	2,679	514,383
Mitsui Chemicals, Inc.	7,000	41,897
Nippon Paint Holdings Co. Ltd.	2,300	78,455
Orica Ltd.	9,686	156,539
PTT Global Chemical PCL (For. Reg.)	9,500	21,887
Shin-Etsu Chemical Co. Ltd.	600	53,071
Sika AG	24	170,186
Sumitomo Chemical Co. Ltd.	10,000	59,945
Symrise AG	3,982	291,059
Synthomer PLC	2,312	14,138
Umicore SA	665	49,676
Victrex PLC	1,019	26,841
Yara International ASA	1,187	48,548
		3,497,053
Construction Materials - 0.3%
CEMEX S.A.B. de CV sponsored ADR	6,337	58,997
Conch Cement Co. Ltd. (H Shares)	6,000	22,388
CRH PLC	1,791	62,552
James Hardie Industries PLC CDI	3,244	45,619
Lafargeholcim Ltd. (Reg.)	1,124	66,049
		255,605
Containers & Packaging - 0.0%
Huhtamaki Oyj	355	13,811
Metals & Mining - 1.5%
ArcelorMittal SA (Netherlands) (a)	3,790	101,245
Bekaert SA	418	19,924
BHP Billiton Ltd.	3,514	76,497
BHP Billiton PLC	10,670	203,132
Boliden AB	1,844	64,517
Glencore Xstrata PLC	68,466	318,278
Hitachi Metals Ltd.	2,800	37,415
HudBay Minerals, Inc.	1,648	14,372
Lundin Mining Corp.	3,667	27,721
Mitsui Mining & Smelting Co. Ltd.	4,970	26,402
Rio Tinto PLC	3,571	173,449
		1,062,952

TOTAL MATERIALS		4,829,421

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Mirvac Group unit	40,062	73,886
Segro PLC	5,254	36,551
Westfield Corp. unit	18,892	111,585
		222,022
Real Estate Management & Development - 2.3%
China Overseas Land and Investment Ltd.	20,000	69,897
Deutsche Wohnen AG (Bearer)	7,634	324,256
Fabege AB	796	15,969
Grand City Properties SA	5,921	128,990
Henderson Land Development Co. Ltd.	6,400	39,664
Hufvudstaden AB Series A	829	14,732
LEG Immobilien AG	2,795	282,488
Lendlease Group unit	3,648	48,082
Mitsubishi Estate Co. Ltd.	1,500	25,843
Mitsui Fudosan Co. Ltd.	8,300	179,537
Nexity	253	14,023
Sino Land Ltd.	30,000	51,906
TAG Immobilien AG	3,391	56,596
Vonovia SE	8,489	358,804
		1,610,787

TOTAL REAL ESTATE		1,832,809

TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 1.0%
BT Group PLC	12,605	47,613
Cellnex Telecom Sau	4,712	105,260
Com Hem Holding AB	3,578	53,316
Deutsche Telekom AG	5,111	92,432
Elisa Corp. (A Shares)	359	15,685
HKT Trust/HKT Ltd. unit	48,000	61,949
Iliad SA	153	39,515
Koninklijke KPN NV	18,887	66,800
Nippon Telegraph & Telephone Corp.	3,300	164,288
Spark New Zealand Ltd.	14,298	40,191
Telefonica Deutschland Holding AG	10,739	58,117
		745,166
Wireless Telecommunication Services - 3.3%
Advanced Info Service PCL (For. Reg.)	15,000	84,701
China Mobile Ltd.	34,768	368,750
KDDI Corp.	32,900	887,588
Rogers Communications, Inc. Class B (non-vtg.)	1,700	88,747
SK Telecom Co. Ltd.	1,338	303,001
SoftBank Corp.	3,300	268,657
Vodafone Group PLC	119,674	342,472
		2,343,916

TOTAL TELECOMMUNICATION SERVICES		3,089,082

UTILITIES - 2.0%
Electric Utilities - 1.1%
CLP Holdings Ltd.	8,500	89,771
Enel SpA	61,477	372,451
Iberdrola SA	17,013	138,957
Power Assets Holdings Ltd.	3,000	26,451
Scottish & Southern Energy PLC	8,832	162,744
		790,374
Gas Utilities - 0.3%
APA Group unit	9,077	63,932
China Resource Gas Group Ltd.	20,000	70,536
Infraestructura Energetica Nova S.A.B. de CV	2,600	14,128
Rubis	354	23,014
		171,610
Independent Power and Renewable Electricity Producers - 0.0%
ENGIE Brasil Energia SA	1,200	13,762
Multi-Utilities - 0.6%
E.ON AG	3,769	42,656
ENGIE	18,512	308,967
Veolia Environnement SA	2,999	70,368
		421,991
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,900	19,405

TOTAL UTILITIES		1,417,142

TOTAL COMMON STOCKS
(Cost $50,306,139)		65,010,911

Nonconvertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Volkswagen AG	4,197	626,289
CONSUMER STAPLES - 0.7%
Beverages - 0.2%
Ambev SA sponsored ADR	24,083	150,760
Household Products - 0.5%
Henkel AG & Co. KGaA	2,609	349,567

TOTAL CONSUMER STAPLES		500,327

FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA	8,650	110,878
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	151	14,999
MATERIALS - 0.0%
Chemicals - 0.0%
Fuchs Petrolub AG	400	22,238
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,138,344)		1,274,731

Equity Funds - 2.0%
Other - 2.0%
iShares MSCI Japan ETF
(Cost $1,383,669)	26,030	1,424,101
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.98% to 1.09% 9/7/17 to 11/30/17 (d)
(Cost $99,866)	$100,000	99,870
	Shares

Money Market Funds - 5.1%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (e)
(Cost $3,609,301)	3,609,301	3,609,301
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $56,537,319)		71,418,914
NET OTHER ASSETS (LIABILITIES) - 0.2%		175,583
NET ASSETS - 100%		$71,594,497

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	20	Sept. 2017	$1,967,500	$(50,581)	$(50,581)
ICE E-mini MSCI EAFE Index Contracts (United States)	3	Sept. 2017	290,220	4,267	4,267
TOTAL FUTURES CONTRACTS					$(46,314)

The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Level 3 instrument

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,618 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,870.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,260,230	$4,390,108	$1,870,122	$--
Consumer Staples	9,063,531	3,971,316	5,092,215	--
Energy	3,136,217	1,267,658	1,868,559	--
Financials	12,277,738	9,043,596	3,234,142	--
Health Care	5,843,313	2,665,698	3,177,615	--
Industrials	10,310,975	7,618,307	2,692,668	--
Information Technology	8,202,946	6,859,285	1,343,661	--
Materials	4,851,659	3,287,061	1,564,598	--
Real Estate	1,832,809	1,832,809	--	--
Telecommunication Services	3,089,082	916,231	2,172,851	--
Utilities	1,417,142	1,002,035	415,107	--
Equity Funds	1,424,101	1,424,101	--	--
Other Short-Term Investments	99,870	--	99,870	--
Money Market Funds	3,609,301	3,609,301	--	--
Total Investments in Securities:	$71,418,914	$47,887,506	$23,531,408	$--
Derivative Instruments:
Assets
Futures Contracts	$4,267	$4,267	$--	$--
Total Assets	$4,267	$4,267	$--	$--
Liabilities
Futures Contracts	$(50,581)	$(50,581)	$--	$--
Total Liabilities	$(50,581)	$(50,581)	$--	$--
Total Derivative Instruments:	$(46,314)	$(46,314)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$695,390
Level 2 to Level 1	$2,977,517

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,267	$(50,581)
Total Equity Risk	4,267	(50,581)
Total Value of Derivatives	$4,267	$(50,581)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

Japan	18.5%
United Kingdom	14.8%
United States of America	9.8%
Switzerland	9.6%
Germany	8.8%
France	8.2%
Netherlands	3.0%
Australia	2.9%
Hong Kong	2.8%
Canada	2.6%
Spain	2.3%
Cayman Islands	1.8%
Italy	1.7%
Sweden	1.7%
Korea (South)	1.2%
Bailiwick of Jersey	1.1%
Denmark	1.0%
Taiwan	1.0%
Belgium	1.0%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $56,537,319)		$71,418,914
Foreign currency held at value (cost $9,496)		9,490
Receivable for investments sold		186,075
Receivable for fund shares sold		8,491
Dividends receivable		283,346
Interest receivable		2,835
Receivable for daily variation margin on futures contracts		13,205
Prepaid expenses		230
Receivable from investment adviser for expense reductions		7,576
Other receivables		1,277
Total assets		71,931,439
Liabilities
Payable for investments purchased	$209,527
Payable for fund shares redeemed	27,608
Accrued management fee	38,133
Distribution and service plan fees payable	24
Other affiliated payables	7,998
Audit fee payable	23,788
Custody fee payable	28,707
Other payables and accrued expenses	1,157
Total liabilities		336,942
Net Assets		$71,594,497
Net Assets consist of:
Paid in capital		$56,292,429
Undistributed net investment income		821,776
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(357,681)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,837,973
Net Assets		$71,594,497
International Multi-Manager:
Net Asset Value, offering price and redemption price per share ($66,456,911 ÷ 5,154,419 shares)		$12.89
Class F:
Net Asset Value, offering price and redemption price per share ($4,904,733 ÷ 379,523 shares)		$12.92
Class L:
Net Asset Value, offering price and redemption price per share ($116,978 ÷ 9,084 shares)		$12.88
Class N:
Net Asset Value, offering price and redemption price per share ($115,875 ÷ 9,014 shares)		$12.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$1,259,443
Interest		15,965
Income before foreign taxes withheld		1,275,408
Less foreign taxes withheld		(113,743)
Total income		1,161,665
Expenses
Management fee	$222,030
Transfer agent fees	28,851
Distribution and service plan fees	139
Accounting fees and expenses	17,682
Custodian fees and expenses	57,210
Independent trustees' fees and expenses	377
Registration fees	28,256
Audit	31,106
Legal	164
Miscellaneous	406
Total expenses before reductions	386,221
Expense reductions	(47,619)	338,602
Net investment income (loss)		823,063
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		712,106
Foreign currency transactions	(5,799)
Futures contracts	287,458
Total net realized gain (loss)		993,765
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,540,576
Assets and liabilities in foreign currencies	13,064
Futures contracts	(141,800)
Total change in net unrealized appreciation (depreciation)		6,411,840
Net gain (loss)		7,405,605
Net increase (decrease) in net assets resulting from operations		$8,228,668

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$823,063	$951,018
Net realized gain (loss)	993,765	41,860
Change in net unrealized appreciation (depreciation)	6,411,840	6,457,207
Net increase (decrease) in net assets resulting from operations	8,228,668	7,450,085
Distributions to shareholders from net investment income	(16,477)	(929,259)
Distributions to shareholders from net realized gain	(16,477)	(232,361)
Total distributions	(32,954)	(1,161,620)
Share transactions - net increase (decrease)	735,645	(2,432,987)
Redemption fees	262	2
Total increase (decrease) in net assets	8,931,621	3,855,480
Net Assets
Beginning of period	62,662,876	58,807,396
End of period	$71,594,497	$62,662,876
Other Information
Undistributed net investment income end of period	$821,776	$15,190

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$10.31	$12.15	$12.80	$11.04	$10.00
Income from Investment Operations
Net investment income (loss)C	.15	.17	.16	.17	.27D	.11
Net realized and unrealized gain (loss)	1.34	1.14	(1.75)	(.03)	1.89	1.05
Total from investment operations	1.49	1.31	(1.59)	.14	2.16	1.16
Distributions from net investment income	–E	(.17)	(.16)F	(.27)	(.17)	(.10)
Distributions from net realized gain	–E	(.04)	(.09)F	(.52)	(.23)	(.02)
Total distributions	(.01)G	(.21)	(.25)	(.79)	(.40)	(.12)
Redemption fees added to paid in capitalC,E	–	–	–	–	–	–
Net asset value, end of period	$12.89	$11.41	$10.31	$12.15	$12.80	$11.04
Total ReturnH,I	13.03%	12.84%	(13.34)%	1.25%	19.74%	11.64%
Ratios to Average Net AssetsJ
Expenses before reductions	1.14%K	1.18%	1.10%	1.14%	1.20%	1.29%K
Expenses net of fee waivers, if any	1.00%K	1.04%	1.10%	1.14%	1.18%	1.18%K
Expenses net of all reductions	1.00%K	1.04%	1.09%	1.12%	1.17%	1.16%K
Net investment income (loss)	2.40%K	1.51%	1.34%	1.38%	2.29%D	1.26%K
Supplemental Data
Net assets, end of period (000 omitted)	$66,457	$58,435	$55,756	$63,654	$68,582	$56,164
Portfolio turnover rateL	43%K	50%	42%	41%	46%	42%K

 A For the year ended February 29.

 B For the period May 2, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

 E Amount represents less than $.005 per share.

 F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 G Total distributions of $.01 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.003 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expense of the Underlying Funds.

 K Annualized

 L Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$11.43	$10.32	$12.16	$12.82	$11.05	$10.69
Income from Investment Operations
Net investment income (loss)C	.15	.18	.17	.18	.29D	.01
Net realized and unrealized gain (loss)	1.35	1.14	(1.75)	(.04)	1.88	.35
Total from investment operations	1.50	1.32	(1.58)	.14	2.17	.36
Distributions from net investment income	–E	(.17)	(.17)F	(.29)	(.17)	–
Distributions from net realized gain	–E	(.04)	(.09)F	(.52)	(.23)	–
Total distributions	(.01)G	(.21)	(.26)	(.80)H	(.40)	–
Redemption fees added to paid in capitalC	–E	–	–E	–E	–E	–E
Net asset value, end of period	$12.92	$11.43	$10.32	$12.16	$12.82	$11.05
Total ReturnI,J	13.09%	12.92%	(13.26)%	1.30%	19.85%	3.37%
Ratios to Average Net AssetsK
Expenses before reductions	1.05%L	1.09%	1.01%	1.05%	1.16%	1.25%L
Expenses net of fee waivers, if any	.91%L	.94%	1.01%	1.05%	1.09%	1.09%L
Expenses net of all reductions	.91%L	.94%	1.00%	1.03%	1.08%	1.07%L
Net investment income (loss)	2.49%L	1.61%	1.43%	1.48%	2.38%D	.44%L
Supplemental Data
Net assets, end of period (000 omitted)	$4,905	$4,022	$2,868	$2,465	$1,547	$267
Portfolio turnover rateM	43%L	50%	42%	41%	46%	42%L

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.59%.

 E Amount represents less than $.005 per share.

 F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 G Total distributions of $.01 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.003 per share.

 H Total distributions of $.80 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.517 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expense of the Underlying Funds.

 L Annualized

 M Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$10.30	$12.14	$12.80	$12.62
Income from Investment Operations
Net investment income (loss)C	.15	.17	.16	.17	.11D
Net realized and unrealized gain (loss)	1.34	1.14	(1.75)	(.04)	.45
Total from investment operations	1.49	1.31	(1.59)	.13	.56
Distributions from net investment income	–E	(.17)	(.16)F	(.28)	(.17)
Distributions from net realized gain	–E	(.04)	(.09)F	(.52)	(.21)
Total distributions	(.01)G	(.21)	(.25)	(.79)H	(.38)
Redemption fees added to paid in capitalC	–E	–	–E	–E	–E
Net asset value, end of period	$12.88	$11.40	$10.30	$12.14	$12.80
Total ReturnI,J	13.04%	12.85%	(13.35)%	1.21%	4.57%
Ratios to Average Net AssetsK
Expenses before reductions	1.14%L	1.19%	1.11%	1.15%	1.33%L
Expenses net of fee waivers, if any	1.00%L	1.04%	1.10%	1.15%	1.18%L
Expenses net of all reductions	1.00%L	1.04%	1.09%	1.13%	1.17%L
Net investment income (loss)	2.40%L	1.51%	1.34%	1.38%	2.88%D,L
Supplemental Data
Net assets, end of period (000 omitted)	$117	$103	$92	$106	$105
Portfolio turnover rateM	43%L	50%	42%	41%	46%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%.

 E Amount represents less than $.005 per share.

 F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 G Total distributions of $.01 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.003 per share.

 H Total distributions of $.79 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.517 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expense of the Underlying Funds.

 L Annualized

 M Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$11.38	$10.29	$12.13	$12.79	$12.62
Income from Investment Operations
Net investment income (loss)C	.13	.14	.13	.14	.10D
Net realized and unrealized gain (loss)	1.35	1.14	(1.75)	(.04)	.45
Total from investment operations	1.48	1.28	(1.62)	.10	.55
Distributions from net investment income	–	(.15)	(.13)E	(.24)	(.17)
Distributions from net realized gain	–	(.04)	(.09)E	(.52)	(.21)
Total distributions	–	(.19)	(.22)	(.76)	(.38)
Redemption fees added to paid in capitalC	–F	–	–F	–F	–F
Net asset value, end of period	$12.86	$11.38	$10.29	$12.13	$12.79
Total ReturnG,H	13.01%	12.52%	(13.55)%	.95%	4.45%
Ratios to Average Net AssetsI
Expenses before reductions	1.39%J	1.44%	1.35%	1.40%	1.59%J
Expenses net of fee waivers, if any	1.25%J	1.29%	1.35%	1.40%	1.43%J
Expenses net of all reductions	1.24%J	1.29%	1.34%	1.38%	1.42%J
Net investment income (loss)	2.16%J	1.26%	1.09%	1.13%	2.63%D,J
Supplemental Data
Net assets, end of period (000 omitted)	$116	$103	$91	$105	$104
Portfolio turnover rateK	43%J	50%	42%	41%	46%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.84%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expense of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers International Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers International Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,152,097
Gross unrealized depreciation	(1,529,570)
Net unrealized appreciation (depreciation)	$14,622,527
Tax cost	$56,750,073

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(767,166)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $287,458 and a change in net unrealized appreciation (depreciation) of $(141,800) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $15,497,996 and $13,682,875, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .65% of the Fund's average net assets.

Sub-Advisers. Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), FIAM LLC (an affiliate of the investment adviser) and William Blair Investment Management, LLP each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Arrowstreet Capital, Limited Partnership, FIL Investment Advisors, Geode Capital Management, LLC and Thompson, Siegel & Walmsley LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$139	$139

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
International Multi-Manager	$28,743.09
Class L	54.10
Class N	54.10
	$28,851

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $108 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse International Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
International Multi-Manager	1.00%	$43,378
Class F	.91%	3,065
Class L	1.00%	80
Class N	1.25%	81

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,014 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
International Multi-Manager	$15,378	$873,046
Class F	1,072	53,432
Class L	27	1,496
Class N	–	1,285
Total	$16,477	$929,259
From net realized gain
International Multi-Manager	$15,378	$218,257
Class F	1,072	13,358
Class L	27	374
Class N	–	372
Total	$16,477	$232,361

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
International Multi-Manager
Shares sold	65,853	51,581	$817,433	$574,281
Reinvestment of distributions	2,626	101,703	30,756	1,091,274
Shares redeemed	(35,677)	(437,932)	(440,293)	(4,926,648)
Net increase (decrease)	32,802	(284,648)	$407,896	$(3,261,093)
Class F
Shares sold	97,185	167,104	$1,190,894	$1,859,234
Reinvestment of distributions	183	6,219	2,144	66,790
Shares redeemed	(69,694)	(99,339)	(865,343)	(1,101,445)
Net increase (decrease)	27,674	73,984	$327,695	$824,579
Class L
Reinvestment of distributions	5	175	$54	$1,870
Net increase (decrease)	5	175	$54	$1,870
Class N
Reinvestment of distributions	–	155	$–	$1,657
Net increase (decrease)	–	155	$–	$1,657

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 91% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
International Multi-Manager	1.00%
Actual		$1,000.00	$1,130.30	$5.37
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class F	.91%
Actual		$1,000.00	$1,130.90	$4.89
Hypothetical-C		$1,000.00	$1,020.62	$4.63
Class L	1.00%
Actual		$1,000.00	$1,130.40	$5.37
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class N	1.25%
Actual		$1,000.00	$1,130.10	$6.71
Hypothetical-C		$1,000.00	$1,018.90	$6.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

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Boston, MA 02210

www.fidelity.com

STG-F-SANN-1017
1.951518.104

Strategic Advisers® International II Fund Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2017

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Discovery Fund	14.9	14.3
Fidelity Diversified International Fund	14.7	14.6
Fidelity Overseas Fund	14.7	14.2
Fidelity International Capital Appreciation Fund	10.1	10.0
Fidelity SAI International Minimum Volatility Index Fund	6.8	7.1
Fidelity International Value Fund	5.9	6.3
Fidelity Pacific Basin Fund	3.4	2.1
Fidelity Advisor Japan Fund Class I	2.6	2.4
Fidelity Advisor Overseas Fund Class I	1.8	1.8
Fidelity International Small Cap Opportunities Fund	1.5	1.7
	76.4

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Common Stocks	14.7%
Preferred Stocks	0.1%
Foreign Large Blend Funds	10.2%
Foreign Large Growth Funds	56.2%
Foreign Large Value Funds	5.9%
Foreign Small Mid Growth Funds	1.5%
Other	4.0%
Sector Funds	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	6.0%

As of February 28, 2017
Common Stocks	15.5%
Preferred Stocks	0.1%
Foreign Large Blend Funds	10.7%
Foreign Large Growth Funds	54.9%
Foreign Large Value Funds	6.3%
Foreign Small Mid Growth Funds	1.7%
Other	3.9%
Sector Funds	1.4%
Short-Term Investments and Net Other Assets (Liabilities)	5.5%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 14.7%
	Shares	Value
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.1%
Bridgestone Corp.	47,600	$2,043,247
Valeo SA	39,858	2,665,682
		4,708,929
Automobiles - 0.3%
Isuzu Motors Ltd.	179,800	2,351,866
Mazda Motor Corp.	84,500	1,241,170
Mitsubishi Motors Corp. of Japan	447,000	3,301,624
Subaru Corp.	76,500	2,683,258
Suzuki Motor Corp.	51,600	2,593,729
Yamaha Motor Co. Ltd.	57,900	1,637,959
		13,809,606
Hotels, Restaurants & Leisure - 0.2%
Accor SA	50,995	2,361,502
Compass Group PLC	101,629	2,171,000
Melco Crown Entertainment Ltd. sponsored ADR	58,800	1,290,660
		5,823,162
Household Durables - 0.3%
Panasonic Corp.	266,100	3,547,169
Sony Corp.	119,600	4,732,373
Techtronic Industries Co. Ltd.	717,500	3,713,222
		11,992,764
Media - 0.3%
Altice NV Class A (a)	99,646	2,297,739
Dentsu, Inc.	48,300	2,021,012
ProSiebenSat.1 Media AG	61,235	2,054,070
Vivendi SA	140,161	3,216,124
WPP PLC	147,608	2,691,942
		12,280,887
Specialty Retail - 0.2%
Carphone Warehouse Group PLC	369,431	828,351
Inditex SA	121,094	4,606,213
Nitori Holdings Co. Ltd.	14,900	2,301,378
USS Co. Ltd.	70,400	1,383,858
		9,119,800
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	13,729	3,081,602
Kering SA	3,431	1,287,822
LVMH Moet Hennessy - Louis Vuitton SA	12,544	3,294,929
Swatch Group AG (Bearer)	2,265	904,158
		8,568,511

TOTAL CONSUMER DISCRETIONARY		66,303,659

CONSUMER STAPLES - 1.8%
Beverages - 0.3%
Anheuser-Busch InBev SA NV	69,186	8,193,767
Asahi Group Holdings	27,800	1,211,027
Coca-Cola West Co. Ltd.	40,500	1,388,866
		10,793,660
Food & Staples Retailing - 0.1%
Koninklijke Ahold Delhaize NV	72,605	1,305,133
Seven & i Holdings Co. Ltd.	66,800	2,650,497
Woolworths Ltd.	97,580	2,016,852
		5,972,482
Food Products - 0.4%
Danone SA	42,980	3,386,178
Nestle SA (Reg. S)	157,239	13,330,085
WH Group Ltd.	1,554,500	1,624,868
		18,341,131
Household Products - 0.2%
Essity AB Class B	127,701	3,545,397
Reckitt Benckiser Group PLC	32,926	3,122,325
		6,667,722
Personal Products - 0.4%
Kao Corp.	50,900	3,177,112
Kose Corp.	13,200	1,656,979
Unilever NV (Certificaten Van Aandelen) (Bearer)	167,446	9,968,770
Unilever PLC	59,829	3,490,702
		18,293,563
Tobacco - 0.4%
British American Tobacco PLC (United Kingdom)	156,010	9,732,705
Imperial Tobacco Group PLC	114,956	4,757,531
		14,490,236

TOTAL CONSUMER STAPLES		74,558,794

ENERGY - 0.7%
Energy Equipment & Services - 0.1%
John Wood Group PLC	146,705	1,073,726
Tecnicas Reunidas SA	41,636	1,445,828
		2,519,554
Oil, Gas & Consumable Fuels - 0.6%
Galp Energia SGPS SA Class B	129,126	2,138,218
Lundin Petroleum AB	171,426	3,678,461
Royal Dutch Shell PLC:
Class A (United Kingdom)	477,752	13,166,298
Class B (United Kingdom)	17,690	493,738
Total SA	84,656	4,392,575
Woodside Petroleum Ltd.	103,060	2,361,971
		26,231,261

TOTAL ENERGY		28,750,815

FINANCIALS - 3.4%
Banks - 2.0%
Allied Irish Banks PLC	184,200	1,097,720
Australia & New Zealand Banking Group Ltd.	147,410	3,445,197
Bankinter SA	291,129	2,776,062
BNP Paribas SA	58,117	4,421,638
BOC Hong Kong (Holdings) Ltd.	858,500	4,371,623
CaixaBank SA	731,058	3,782,419
Commonwealth Bank of Australia	71,213	4,291,097
Danske Bank A/S	102,381	3,978,984
HSBC Holdings PLC (United Kingdom)	255,091	2,473,041
Intesa Sanpaolo SpA	1,914,103	6,480,213
KBC Groep NV	65,027	5,343,708
Lloyds Banking Group PLC	3,127,010	2,577,579
Mitsubishi UFJ Financial Group, Inc.	1,364,700	8,315,872
Nordea Bank AB	499,689	6,722,682
Societe Generale Series A	103,622	5,796,813
Standard Chartered PLC (United Kingdom) (a)	735,447	7,322,750
Swedbank AB (A Shares)	163,135	4,412,633
The Suruga Bank Ltd.	66,000	1,412,034
Unicaja Banco SA	910,000	1,440,802
United Overseas Bank Ltd.	137,103	2,429,725
Westpac Banking Corp.	63,479	1,579,837
		84,472,429
Capital Markets - 0.4%
Credit Suisse Group AG	399,044	5,859,099
Deutsche Borse AG	19,818	2,118,356
London Stock Exchange Group PLC	35,008	1,788,119
Macquarie Group Ltd.	46,017	3,175,249
Magellan Financial Group Ltd.	90,802	1,785,087
		14,725,910
Consumer Finance - 0.0%
AEON Financial Service Co. Ltd.	53,900	1,142,865
Diversified Financial Services - 0.3%
Challenger Ltd.	299,167	2,982,298
ORIX Corp.	342,400	5,480,082
Standard Life PLC	510,316	2,834,886
Wendel SA	11,482	1,819,994
		13,117,260
Insurance - 0.7%
AIA Group Ltd.	567,600	4,355,414
Direct Line Insurance Group PLC	248,549	1,221,637
Insurance Australia Group Ltd.	604,597	3,080,802
Prudential PLC	214,278	5,030,023
QBE Insurance Group Ltd.	275,002	2,282,318
Sampo Oyj (A Shares)	45,330	2,392,724
Sony Financial Holdings, Inc.	70,400	1,115,539
St. James's Place Capital PLC	110,702	1,650,505
Tokio Marine Holdings, Inc.	48,200	1,924,756
Zurich Insurance Group AG	23,211	6,944,299
		29,998,017

TOTAL FINANCIALS		143,456,481

HEALTH CARE - 1.6%
Biotechnology - 0.3%
CSL Ltd.	46,045	4,704,278
Grifols SA	81,589	2,306,781
Shire PLC	82,176	4,087,192
		11,098,251
Health Care Equipment & Supplies - 0.1%
Hoya Corp.	50,700	2,903,138
Olympus Corp.	79,800	2,754,728
		5,657,866
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG & Co. KGaA	28,264	2,651,437
Fresenius SE & Co. KGaA	33,455	2,831,266
		5,482,703
Pharmaceuticals - 1.1%
AstraZeneca PLC (United Kingdom)	15,833	928,254
Bayer AG	33,760	4,320,381
Chugai Pharmaceutical Co. Ltd.	47,800	1,943,567
GlaxoSmithKline PLC	328,975	6,526,786
Ipsen SA	11,008	1,478,840
Novartis AG	135,712	11,441,493
Roche Holding AG (participation certificate)	38,591	9,804,846
Sanofi SA	58,400	5,694,020
Shionogi & Co. Ltd.	76,700	4,043,085
		46,181,272

TOTAL HEALTH CARE		68,420,092

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.2%
BAE Systems PLC	381,820	3,000,514
Leonardo SpA	198,975	3,365,920
Rolls-Royce Holdings PLC	239,183	2,824,905
		9,191,339
Air Freight & Logistics - 0.1%
Deutsche Post AG	87,253	3,619,362
Building Products - 0.2%
Asahi Glass Co. Ltd.	32,000	1,248,738
Compagnie de St. Gobain	74,445	4,083,307
Daikin Industries Ltd.	27,400	2,740,374
		8,072,419
Construction & Engineering - 0.1%
Taisei Corp.	106,000	1,063,519
VINCI SA	55,152	5,078,468
		6,141,987
Electrical Equipment - 0.3%
ABB Ltd. (Reg.)	185,067	4,282,155
Legrand SA	34,810	2,439,962
Nidec Corp.	27,500	3,116,842
Schneider Electric SA	42,176	3,401,113
		13,240,072
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd.	335,448	4,389,340
Koninklijke Philips Electronics NV	46,598	1,767,180
		6,156,520
Machinery - 0.6%
Alfa Laval AB	188,916	4,279,631
Alstom SA	87,386	3,107,856
Fanuc Corp.	9,300	1,806,827
Komatsu Ltd.	101,600	2,741,976
Minebea Mitsumi, Inc.	90,100	1,480,972
Mitsubishi Heavy Industries Ltd.	645,000	2,469,464
NGK Insulators Ltd.	89,100	1,663,913
SMC Corp.	5,000	1,715,104
Sumitomo Heavy Industries Ltd.	257,000	1,916,951
Wartsila Corp. (b)	27,617	1,905,202
		23,087,896
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	1,289	2,657,498
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	19,352	416,150
Brenntag AG	19,986	1,059,116
Bunzl PLC	50,243	1,500,789
Itochu Corp.	168,100	2,746,237
Wolseley PLC	36,856	2,193,720
		7,916,012
Transportation Infrastructure - 0.0%
Kamigumi Co. Ltd.	147,000	1,627,316

TOTAL INDUSTRIALS		81,710,421

INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson (B Shares)	338,900	1,987,488
Electronic Equipment & Components - 0.2%
Alps Electric Co. Ltd.	47,600	1,307,609
Hitachi Ltd.	446,000	3,071,106
Keyence Corp.	8,200	4,270,997
		8,649,712
IT Services - 0.2%
Amadeus IT Holding SA Class A	46,759	2,898,438
Capgemini SA	22,273	2,469,332
Fujitsu Ltd.	213,000	1,579,263
OBIC Co. Ltd.	21,800	1,366,280
Otsuka Corp.	23,700	1,569,436
		9,882,749
Semiconductors & Semiconductor Equipment - 0.3%
ASM Pacific Technology Ltd.	102,400	1,266,629
ASML Holding NV (Netherlands)	20,457	3,193,846
Dialog Semiconductor PLC (a)	41,449	1,884,161
Renesas Electronics Corp. (a)	164,800	1,662,466
ROHM Co. Ltd.	14,700	1,144,604
Tokyo Electron Ltd.	17,600	2,475,063
		11,626,769
Software - 0.3%
Nets A/S (c)	54,698	1,352,708
Nintendo Co. Ltd.	7,900	2,634,885
Playtech Ltd.	77,409	950,927
SAP SE	63,911	6,707,573
Trend Micro, Inc.	36,700	1,699,213
		13,345,306

TOTAL INFORMATION TECHNOLOGY		45,492,024

MATERIALS - 1.1%
Chemicals - 0.6%
BASF AG	47,404	4,591,879
Croda International PLC	35,951	1,786,078
Incitec Pivot Ltd.	701,612	1,857,296
JSR Corp.	94,100	1,833,467
K&S AG (b)	106,312	2,533,714
Linde AG	16,293	3,128,344
Mitsui Chemicals, Inc.	311,000	1,861,445
Shin-Etsu Chemical Co. Ltd.	23,700	2,096,319
Sumitomo Chemical Co. Ltd.	440,000	2,637,559
Umicore SA	27,495	2,053,897
Yara International ASA	52,207	2,135,265
		26,515,263
Construction Materials - 0.2%
CRH PLC	77,575	2,709,380
James Hardie Industries PLC CDI	113,904	1,601,794
Lafargeholcim Ltd. (Reg.)	46,490	2,731,854
		7,043,028
Metals & Mining - 0.3%
BHP Billiton Ltd.	145,324	3,163,582
BHP Billiton PLC	249,278	4,745,673
Glencore Xstrata PLC	1,132,210	5,263,298
Hitachi Metals Ltd.	110,700	1,479,222
		14,651,775

TOTAL MATERIALS		48,210,066

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Mirvac Group unit	1,600,040	2,950,928
Real Estate Management & Development - 0.3%
Deutsche Wohnen AG (Bearer)	60,063	2,551,191
Henderson Land Development Co. Ltd.	311,600	1,931,138
Lendlease Group unit	150,859	1,988,363
Mitsubishi Estate Co. Ltd.	52,500	904,489
Mitsui Fudosan Co. Ltd.	165,500	3,579,925
Sino Land Ltd.	1,240,000	2,145,430
		13,100,536

TOTAL REAL ESTATE		16,051,464

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.6%
BT Group PLC	521,314	1,969,168
Deutsche Telekom AG	211,403	3,823,211
HKT Trust/HKT Ltd. unit	1,954,000	2,521,854
Iliad SA	6,310	1,629,672
Koninklijke KPN NV	781,083	2,762,543
Nippon Telegraph & Telephone Corp.	136,500	6,795,569
Spark New Zealand Ltd.	512,926	1,441,820
Telefonica Deutschland Holding AG	444,167	2,403,737
		23,347,574
Wireless Telecommunication Services - 0.2%
KDDI Corp.	109,900	2,964,920
SoftBank Corp.	59,800	4,868,391
Vodafone Group PLC	929,463	2,659,852
		10,493,163

TOTAL TELECOMMUNICATION SERVICES		33,840,737

UTILITIES - 0.3%
Electric Utilities - 0.3%
Enel SpA	730,712	4,426,928
Iberdrola SA	704,148	5,751,254
Power Assets Holdings Ltd.	163,000	1,437,179
		11,615,361
Multi-Utilities - 0.0%
E.ON AG	155,853	1,763,862

TOTAL UTILITIES		13,379,223

TOTAL COMMON STOCKS
(Cost $535,403,372)		620,173,776

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG
(Cost $2,154,491)	17,161	2,560,814

Equity Funds - 79.2%
Foreign Large Blend Funds - 10.2%
Fidelity Pacific Basin Fund (d)	4,274,805	142,137,265
Fidelity SAI International Minimum Volatility Index Fund (d)	27,028,271	288,661,931

TOTAL FOREIGN LARGE BLEND FUNDS		430,799,196

Foreign Large Growth Funds - 56.2%
Fidelity Advisor Overseas Fund Class I (d)	3,075,382	76,054,208
Fidelity Canada Fund (d)	34,327	1,808,698
Fidelity Diversified International Fund (d)	15,509,167	620,056,498
Fidelity International Capital Appreciation Fund (d)	21,064,697	427,402,704
Fidelity International Discovery Fund (d)	13,980,208	630,507,368
Fidelity Overseas Fund (d)	12,824,369	619,288,794

TOTAL FOREIGN LARGE GROWTH FUNDS		2,375,118,270

Foreign Large Value Funds - 5.9%
Fidelity International Value Fund (d)	28,688,316	251,309,650
Foreign Small Mid Growth Funds - 1.5%
Fidelity International Small Cap Opportunities Fund (d)	3,459,175	62,334,341
Sector Funds - 1.4%
Fidelity Advisor International Real Estate Fund Class I (d)	5,146,648	57,848,328
Other - 4.0%
Fidelity Advisor Global Capital Appreciation Fund Class I (d)	1,018,885	20,418,458
Fidelity Advisor Japan Fund Class I (d)	7,693,005	108,394,446
Fidelity Japan Smaller Companies Fund (d)	2,204,677	39,265,301

TOTAL OTHER		168,078,205

TOTAL EQUITY FUNDS
(Cost $2,828,416,142)		3,345,487,990

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.94% to 1.16% 9/7/17 to 11/30/17 (e)
(Cost $8,980,452)	8,993,000	8,980,647

Money Market Funds - 5.7%
Fidelity Securities Lending Cash Central Fund 1.11% (f)(g)	2,672,285	2,672,552
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (h)	239,363,726	239,363,726
TOTAL MONEY MARKET FUNDS
(Cost $242,036,278)		242,036,278
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $3,616,990,735)		4,219,239,505
NET OTHER ASSETS (LIABILITIES) - 0.1%		5,898,592
NET ASSETS - 100%		$4,225,138,097

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	1,026	Sept. 2017	$100,932,750	$(2,594,806)	$(2,594,806)
ICE E-mini MSCI EAFE Index Contracts (United States)	1,335	Sept. 2017	129,147,900	925,054	925,054
TOTAL FUTURES CONTRACTS					$(1,669,752)

The notional amount of futures purchased as a percentage of Net Assets is 5.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,352,708 or 0.0% of net assets.

 (d) Affiliated Fund

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,980,647.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$139,154
Total	$139,154

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Class I	$18,115,777	$--	$--	$--	$--	$2,302,681	$20,418,458
Fidelity Advisor International Real Estate Fund Class I	--	--	--	--	--	7,928,026	57,848,328
Fidelity Advisor Japan Fund Class I	--	7,801,506	--	--	--	13,237,987	108,394,446
Fidelity Advisor Overseas Fund Class I	65,198,108	--	--	--	--	10,856,100	76,054,208
Fidelity Canada Fund	1,697,478	--	--	--	--	111,220	1,808,698
Fidelity Diversified International Fund	522,867,045	19,409,451	--	--	--	77,780,002	620,056,498
Fidelity International Capital Appreciation Fund	359,153,085	--	--	--	--	68,249,619	427,402,704
Fidelity International Discovery Fund	513,926,401	19,409,450	--	--	--	97,171,517	630,507,368
Fidelity International Real Estate Fund	51,157,685	--	--	--	--	(1,237,383)	--
Fidelity International Small Cap Opportunities Fund	60,885,998	--	9,000,000	--	1,585,466	8,862,877	62,334,341
Fidelity International Value Fund	226,637,698	--	--	--	--	24,671,952	251,309,650
Fidelity Japan Fund	86,941,858	3,154,222	--	--	--	(2,741,127)	--
Fidelity Japan Smaller Companies Fund	34,392,965	--	--	--	--	4,872,336	39,265,301
Fidelity Overseas Fund	509,598,499	23,174,693	--	--	--	86,515,602	619,288,794
Fidelity Pacific Basin Fund	76,552,539	46,981,003	--	--	--	18,603,723	142,137,265
Fidelity SAI International Index Fund	53,648,980	--	60,545,257	--	9,830,257	(2,933,980)	--
Fidelity SAI International Minimum Volatility Index Fund	253,292,158	8,113,726	--	--	--	27,256,047	288,661,931
Total	$2,834,066,274	$128,044,051	$69,545,257	$--	$11,415,723	$441,507,199	$3,345,487,990

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$68,864,473	$46,696,607	$22,167,866	$--
Consumer Staples	74,558,794	20,683,765	53,875,029	--
Energy	28,750,815	10,698,204	18,052,611	--
Financials	143,456,481	97,148,952	46,307,529	--
Health Care	68,420,092	27,286,064	41,134,028	--
Industrials	81,710,421	61,885,751	19,824,670	--
Information Technology	45,492,024	30,968,232	14,523,792	--
Materials	48,210,066	34,463,087	13,746,979	--
Real Estate	16,051,464	16,051,464	--	--
Telecommunication Services	33,840,737	7,997,083	25,843,654	--
Utilities	13,379,223	7,188,433	6,190,790	--
Equity Funds	3,345,487,990	3,345,487,990	--	--
Other Short-Term Investments	8,980,647	--	8,980,647	--
Money Market Funds	242,036,278	242,036,278	--	--
Total Investments in Securities:	$4,219,239,505	$3,948,591,910	$270,647,595	$--
Derivative Instruments:
Assets
Futures Contracts	$925,054	$925,054	$--	$--
Total Assets	$925,054	$925,054	$--	$--
Liabilities
Futures Contracts	$(2,594,806)	$(2,594,806)	$--	$--
Total Liabilities	$(2,594,806)	$(2,594,806)	$--	$--
Total Derivative Instruments:	$(1,669,752)	$(1,669,752)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$925,054	$(2,594,806)
Total Equity Risk	925,054	(2,594,806)
Total Value of Derivatives	$925,054	$(2,594,806)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,546,724) — See accompanying schedule: Unaffiliated issuers (cost $785,902,041)	$871,078,963
Fidelity Central Funds (cost $2,672,552)	2,672,552
Affiliated issuers (cost $2,828,416,142)	3,345,487,990
Total Investment in Securities (cost $3,616,990,735)		$4,219,239,505
Foreign currency held at value (cost $29,110)		29,112
Receivable for investments sold		3,141,350
Receivable for fund shares sold		4,519,123
Dividends receivable		2,311,542
Interest receivable		195,409
Distributions receivable from Fidelity Central Funds		1,227
Receivable for daily variation margin on futures contracts		1,516,491
Prepaid expenses		12,977
Other receivables		44,173
Total assets		4,231,010,909
Liabilities
Payable for investments purchased	$744,871
Payable for fund shares redeemed	1,938,752
Accrued management fee	219,482
Other affiliated payables	201,400
Other payables and accrued expenses	95,079
Collateral on securities loaned	2,673,228
Total liabilities		5,872,812
Net Assets		$4,225,138,097
Net Assets consist of:
Paid in capital		$3,622,556,617
Undistributed net investment income		10,077,074
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(8,122,050)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		600,626,456
Net Assets, for 412,702,548 shares outstanding		$4,225,138,097
Net Asset Value, offering price and redemption price per share ($4,225,138,097 ÷ 412,702,548 shares)		$10.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$12,658,418
Interest		1,105,500
Income from Fidelity Central Funds		139,154
Income before foreign taxes withheld		13,903,072
Less foreign taxes withheld		(1,167,744)
Total income		12,735,328
Expenses
Management fee	$6,354,384
Transfer agent fees	436,296
Accounting and security lending fees	763,757
Custodian fees and expenses	47,386
Independent trustees' fees and expenses	22,128
Registration fees	66,467
Audit	34,182
Legal	9,499
Miscellaneous	16,057
Total expenses before reductions	7,750,156
Expense reductions	(5,109,201)	2,640,955
Net investment income (loss)		10,094,373
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,375,028
Fidelity Central Funds	(598)
Affiliated issuers	11,415,723
Foreign currency transactions	35,079
Futures contracts	33,955,442
Total net realized gain (loss)		52,780,674
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	49,074,367
Other Affiliated issuers	441,507,199
Assets and liabilities in foreign currencies	96,087
Futures contracts	(6,988,931)
Total change in net unrealized appreciation (depreciation)		$483,688,722
Net gain (loss)		536,469,396
Net increase (decrease) in net assets resulting from operations		$546,563,769

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,094,373	$53,570,492
Net realized gain (loss)	52,780,674	(9,873,997)
Change in net unrealized appreciation (depreciation)	483,688,722	289,275,312
Net increase (decrease) in net assets resulting from operations	546,563,769	332,971,807
Distributions to shareholders from net investment income	–	(53,242,381)
Distributions to shareholders from net realized gain	–	(7,617,821)
Total distributions	–	(60,860,202)
Share transactions
Proceeds from sales of shares	691,396,341	1,563,333,064
Reinvestment of distributions	–	60,759,238
Cost of shares redeemed	(606,059,006)	(1,039,018,895)
Net increase (decrease) in net assets resulting from share transactions	85,337,335	585,073,407
Total increase (decrease) in net assets	631,901,104	857,185,012
Net Assets
Beginning of period	3,593,236,993	2,736,051,981
End of period	$4,225,138,097	$3,593,236,993
Other Information
Undistributed net investment income end of period	$10,077,074	$–
Distributions in excess of net investment income end of period	$–	$(17,299)
Shares
Sold	71,979,470	178,720,325
Issued in reinvestment of distributions	–	7,153,677
Redeemed	(61,252,619)	(118,047,224)
Net increase (decrease)	10,726,851	67,826,778

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International II Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$8.94	$8.19	$9.41	$9.40	$7.88	$7.26
Income from Investment Operations
Net investment income (loss)B	.02	.14	.10	.11	.14C	.14
Net realized and unrealized gain (loss)	1.28	.76	(1.19)	.01	1.53	.64
Total from investment operations	1.30	.90	(1.09)	.12	1.67	.78
Distributions from net investment income	–	(.13)	(.09)	(.10)	(.11)	(.14)
Distributions from net realized gain	–	(.02)	(.05)	(.01)	(.04)	(.02)
Total distributions	–	(.15)	(.13)D	(.11)	(.15)	(.16)
Net asset value, end of period	$10.24	$8.94	$8.19	$9.41	$9.40	$7.88
Total ReturnE,F	14.54%	11.11%	(11.70)%	1.36%	21.17%	10.89%
Ratios to Average Net AssetsG,H
Expenses before reductions	.38%I	.39%	.42%	.47%	.52%	.55%
Expenses net of fee waivers, if any	.13%I	.14%	.17%	.22%	.27%	.30%
Expenses net of all reductions	.13%I	.14%	.17%	.21%	.26%	.27%
Net investment income (loss)	.50%I	1.58%	1.09%	1.19%	1.61%C	1.87%
Supplemental Data
Net assets, end of period (000 omitted)	$4,225,138	$3,593,237	$2,736,052	$1,754,709	$1,319,774	$821,211
Portfolio turnover rateJ	14%I	14%	16%	22%	27%	29%

 A For the year ended February 29.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.31%.

 D Total distributions of $.13 per share is comprised of distributions from net investment income of $.088 and distributions from net realized gain of $.046 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers International II Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$613,795,458
Gross unrealized depreciation	(26,283,683)
Net unrealized appreciation (depreciation)	$587,511,775
Tax cost	$3,630,057,978

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(27,538,396)
Long-term	(12,257,138)
Total capital loss carryforward	$(39,795,534)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $33,955,442 and a change in net unrealized appreciation (depreciation) of $(6,988,931) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $460,947,570 and $258,533,864, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. FIAM LLC (an affiliate of the investment adviser) served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

FIL Investment Advisors and Geode Capital Management, LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Money Market Central Funds are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,256 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $139,154.

9. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2020. During the period, this waiver reduced the Fund's management fee by $5,082,851.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $26,342 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $8.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Advisor Global Capital Appreciation Fund	13%
Fidelity Advisor Overseas Fund	12%
Fidelity International Capital Appreciation Fund	22%
Fidelity International Real Estate Fund	14%
Fidelity International Value Fund	68%
Fidelity Japan Fund	25%
Fidelity Pacific Basin Fund	15%
Fidelity SAI International Minimum Volatility Index Fund	18%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Actual	.13%	$1,000.00	$1,145.40	$.70
Hypothetical-C		$1,000.00	$1,024.55	$.66

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Corporate Headquarters

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SIL-SANN-1017
1.912841.107

Strategic Advisers® Emerging Markets Fund of Funds Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Holdings as of August 31, 2017

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Causeway Emerging Markets Fund - Investor Class	19.8	19.8
Acadian Emerging Markets Portfolio Institutional Class	15.7	15.8
Lazard Emerging Markets Equity Portfolio Institutional Class	14.7	15.6
T. Rowe Price Emerging Markets Stock Fund Class I	13.5	13.3
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	13.1	12.6
Oppenheimer Developing Markets Fund Class Y	11.8	11.7
Fidelity Emerging Markets Fund	9.6	9.2
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	1.7	1.9
	99.9

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Diversifed Emerging Markets Funds	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

As of February 28, 2017
Diversifed Emerging Markets Funds	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.9%
	Shares	Value
Diversified Emerging Markets Funds - 99.9%
Acadian Emerging Markets Portfolio Institutional Class	119,424	$2,575,984
Causeway Emerging Markets Fund - Investor Class	239,306	3,252,171
Fidelity Emerging Markets Fund (a)	52,712	1,585,575
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	100,509	2,155,916
Lazard Emerging Markets Equity Portfolio Institutional Class	125,791	2,425,255
Morgan Stanley Institutional Fund, Inc. Frontier Emerging Markets Portfolio Class A	14,589	284,781
Oppenheimer Developing Markets Fund Class Y	47,273	1,937,263
T. Rowe Price Emerging Markets Stock Fund Class I	53,251	2,218,985
TOTAL EQUITY FUNDS
(Cost $12,897,920)		16,435,930

Money Market Funds - 0.2%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (b)
(Cost $32,578)	32,578	32,578
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $12,930,498)		16,468,508
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,515)
NET ASSETS - 100%		$16,456,993

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$1,278,792	$--	$--	$--	$--	$306,783	$1,585,575
Total	$1,278,792	$--	$--	$--	$--	$306,783	$1,585,575

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $11,706,895)	$14,882,933
Affiliated issuers (cost $1,223,603)	1,585,575
Total Investment in Securities (cost $12,930,498)		$16,468,508
Receivable for fund shares sold		24,342
Interest receivable		26
Prepaid expenses		45
Receivable from investment adviser for expense reductions		3,265
Other receivables		212
Total assets		16,496,398
Liabilities
Payable for investments purchased	$24,342
Payable for audit fees	12,161
Distribution and service plan fees payable	24
Other affiliated payables	166
Other payables and accrued expenses	2,712
Total liabilities		39,405
Net Assets		$16,456,993
Net Assets consist of:
Paid in capital		$14,497,679
Undistributed net investment income		1,878
Accumulated undistributed net realized gain (loss) on investments		(1,580,574)
Net unrealized appreciation (depreciation) on investments		3,538,010
Net Assets		$16,456,993
Emerging Markets:
Net Asset Value, offering price and redemption price per share ($13,476,566 ÷ 1,180,505 shares)		$11.42
Class F:
Net Asset Value, offering price and redemption price per share ($2,706,356 ÷ 237,082 shares)		$11.42
Class L:
Net Asset Value, offering price and redemption price per share ($155,739 ÷ 13,635 shares)		$11.42
Class N:
Net Asset Value, offering price and redemption price per share ($118,332 ÷ 10,382 shares)		$11.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$11,734
Interest		120
Total income		11,854
Expenses
Management fee	$22,710
Transfer agent fees	125
Distribution and service plan fees	136
Accounting fees and expenses	945
Custodian fees and expenses	4,840
Independent trustees' fees and expenses	82
Registration fees	28,259
Audit	16,919
Legal	33
Miscellaneous	225
Total expenses before reductions	74,274
Expense reductions	(66,546)	7,728
Net investment income (loss)		4,126
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,295
Total net realized gain (loss)		29,295
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,267,228
Other Affiliated issuers	306,783
Total change in net unrealized appreciation (depreciation)		2,574,011
Net gain (loss)		2,603,306
Net increase (decrease) in net assets resulting from operations		$2,607,432

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,126	$126,081
Net realized gain (loss)	29,295	(861,136)
Change in net unrealized appreciation (depreciation)	2,574,011	3,625,745
Net increase (decrease) in net assets resulting from operations	2,607,432	2,890,690
Distributions to shareholders from net investment income	–	(116,905)
Share transactions - net increase (decrease)	10,119	992,521
Redemption fees	258	832
Total increase (decrease) in net assets	2,617,809	3,767,138
Net Assets
Beginning of period	13,839,184	10,072,046
End of period	$16,456,993	$13,839,184
Other Information
Undistributed net investment income end of period	$1,878	$–
Distributions in excess of net investment income end of period	$–	$(2,248)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013B
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$7.52	$10.04	$9.75	$10.53	$10.00
Income from Investment Operations
Net investment income (loss)C	–	.10	.10	.13	.13	.14
Net realized and unrealized gain (loss)	1.81	2.08	(2.47)	.34	(.78)	.53
Total from investment operations	1.81	2.18	(2.37)	.47	(.65)	.67
Distributions from net investment income	–	(.09)	(.12)	(.15)	(.11)	(.14)
Distributions from net realized gain	–	–	(.03)	(.04)	(.03)	–
Total distributions	–	(.09)	(.15)	(.18)D	(.13)E	(.14)
Redemption fees added to paid in capitalC,F	–	–	–	–	–	–
Net asset value, end of period	$11.42	$9.61	$7.52	$10.04	$9.75	$10.53
Total ReturnG,H	18.83%	29.08%	(23.79)%	4.86%	(6.18)%	6.71%
Ratios to Average Net AssetsI
Expenses before reductions	.98%J	1.10%	1.09%	1.07%	1.25%	1.14%J
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.10%J	.09%	.09%	.10%	.10%	.10%J
Net investment income (loss)	.06%J	1.08%	1.14%	1.29%	1.29%	1.71%J
Supplemental Data
Net assets, end of period (000 omitted)	$13,477	$11,425	$8,485	$10,979	$9,832	$9,475
Portfolio turnover rateK	16%J	49%	61%	11%	10%	8%J

 A For the year ended February 29.

 B For the period May 2, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 E Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$7.52	$10.04	$9.75	$10.53	$10.43
Income from Investment Operations
Net investment income (loss)C	–	.10	.10	.13	.13	.10
Net realized and unrealized gain (loss)	1.81	2.08	(2.47)	.34	(.78)	.14
Total from investment operations	1.81	2.18	(2.37)	.47	(.65)	.24
Distributions from net investment income	–	(.09)	(.12)	(.15)	(.11)	(.14)
Distributions from net realized gain	–	–	(.03)	(.04)	(.03)	–
Total distributions	–	(.09)	(.15)	(.18)D	(.13)E	(.14)
Redemption fees added to paid in capitalC,F	–	–	–	–	–	–
Net asset value, end of period	$11.42	$9.61	$7.52	$10.04	$9.75	$10.53
Total ReturnG,H	18.83%	29.08%	(23.79)%	4.86%	(6.18)%	2.31%
Ratios to Average Net AssetsI
Expenses before reductions	.98%J	1.08%	1.04%	1.03%	1.43%	1.14%J
Expenses net of fee waivers, if any	.10%J	.10%	.10%	.10%	.10%	.10%J
Expenses net of all reductions	.10%J	.09%	.09%	.10%	.10%	.10%J
Net investment income (loss)	.05%J	1.08%	1.15%	1.29%	1.29%	4.90%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,706	$2,184	$1,407	$988	$466	$154
Portfolio turnover rateK	16%J	49%	61%	11%	10%	8%J

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 E Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$7.52	$10.05	$9.75	$10.13
Income from Investment Operations
Net investment income (loss)C	–	.10	.10	.13	.11
Net realized and unrealized gain (loss)	1.81	2.08	(2.48)	.35	(.36)
Total from investment operations	1.81	2.18	(2.38)	.48	(.25)
Distributions from net investment income	–	(.09)	(.12)	(.15)	(.11)
Distributions from net realized gain	–	–	(.03)	(.04)	(.02)
Total distributions	–	(.09)	(.15)	(.18)D	(.13)
Redemption fees added to paid in capitalC,E	–	–	–	–	–
Net asset value, end of period	$11.42	$9.61	$7.52	$10.05	$9.75
Total ReturnF,G	18.83%	29.08%	(23.87)%	4.97%	(2.56)%
Ratios to Average Net AssetsH
Expenses before reductions	.98%I	1.10%	1.08%	1.07%	1.79%I
Expenses net of fee waivers, if any	.10%I	.10%	.10%	.10%	.10%I
Expenses net of all reductions	.10%I	.10%	.09%	.10%	.10%I
Net investment income (loss)	.06%I	1.08%	1.15%	1.29%	3.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$156	$131	$103	$102	$97
Portfolio turnover rateJ	16%I	49%	61%	11%	10%I

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.035 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Emerging Markets Fund of Funds Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$7.52	$10.05	$9.75	$10.13
Income from Investment Operations
Net investment income (loss)C	(.01)	.07	.08	.11	.10
Net realized and unrealized gain (loss)	1.81	2.08	(2.48)	.34	(.36)
Total from investment operations	1.80	2.15	(2.40)	.45	(.26)
Distributions from net investment income	–	(.07)	(.10)	(.12)	(.10)
Distributions from net realized gain	–	–	(.03)	(.04)	(.02)
Total distributions	–	(.07)	(.13)	(.15)D	(.12)
Redemption fees added to paid in capitalC,E	–	–	–	–	–
Net asset value, end of period	$11.40	$9.60	$7.52	$10.05	$9.75
Total ReturnF,G	18.75%	28.68%	(24.04)%	4.69%	(2.59)%
Ratios to Average Net AssetsH
Expenses before reductions	1.23%I	1.35%	1.33%	1.32%	2.05%I
Expenses net of fee waivers, if any	.35%I	.35%	.35%	.35%	.35%I
Expenses net of all reductions	.35%I	.35%	.34%	.35%	.35%I
Net investment income (loss)	(.20)%I	.82%	.89%	1.04%	3.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$118	$100	$77	$102	$97
Portfolio turnover rateJ	16%I	49%	61%	11%	10%I

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Total distributions of $.15 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.035 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 I Annualized

 J Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers Emerging Markets Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Emerging Markets, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) value its investments.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustee compensation, capital loss carryforwards, short term gain distributions from the underlying Funds and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,379,200
Gross unrealized depreciation	(4,433)
Net unrealized appreciation (depreciation)	$3,374,767
Tax cost	$13,093,741

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	(706,109)
Long-term	(717,079)
Total capital loss carryforward	$(1,423,188)

The Fund elected to defer to its next fiscal year approximately $2,088 of ordinary losses recognized during the period January 1, 2017 to February 28, 2017.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $1,197,860 and $1,192,692, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.25% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC, FIL Investment Advisors, M&G Investments Management Limited, Somerset Capital Management LLP, T. Rowe Price Associates, Inc. and FIAM LLC (an affiliate of the investment adviser) have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$136	$136

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a),(b)
Emerging Markets	$123	-
Class L	1	–
Class N	1	–
	$125

 (a) Annualized

 (b) Amount represents less than 0.005%.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $21 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2018. During the period, this waiver reduced the Fund's management fee by $22,710.

The investment adviser has also contractually agreed to reimburse Emerging Markets, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Emerging Markets	.10%	$36,148
Class F	.10%	6,962
Class L	.10%	413
Class N	.35%	313

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Emerging Markets	$–	$95,955
Class F	–	19,045
Class L	–	1,183
Class N	–	722
Total	$–	$116,905

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Emerging Markets
Shares sold	100,280	267,795	$1,045,967	$2,443,159
Reinvestment of distributions	–	10,953	–	95,955
Shares redeemed	(109,015)	(217,663)	(1,135,987)	(1,914,192)
Net increase (decrease)	(8,735)	61,085	$(90,020)	$624,922
Class F
Shares sold	57,468	93,977	$595,361	$841,412
Reinvestment of distributions	–	2,174	–	19,045
Shares redeemed	(47,785)	(55,842)	(495,717)	(492,467)
Net increase (decrease)	9,683	40,309	$99,644	$367,990
Class L
Shares sold	68	682	$710	$6,034
Reinvestment of distributions	–	135	–	1,183
Shares redeemed	(20)	(922)	(215)	(8,330)
Net increase (decrease)	48	(105)	$495	$(1,113)
Class N
Reinvestment of distributions	–	82	$–	$ 722
Net increase (decrease)	–	82	$–	$722

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 71% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Emerging Markets	.10%
Actual		$1,000.00	$1,188.30	$.55
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class F	.10%
Actual		$1,000.00	$1,188.30	$.55
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class L	.10%
Actual		$1,000.00	$1,188.30	$.55
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class N	.35%
Actual		$1,000.00	$1,187.50	$1.93
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Strategic Advisers Emerging Markets Fund of Funds

On March 7, 2017, the Board of Trustees, including the Independent Trustees (together, the Board) voted at an in-person meeting to approve an investment advisory agreement with T. Rowe Price Associates, Inc. (New Sub-Adviser) and through T. Rowe Price Associates, a sub-subadvisory agreement with T. Rowe Price International Ltd. (together, the Sub-Advisory Agreements) for the fund.

The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information it believed relevant to the approval of the Sub-Advisory Agreements.

In considering whether to approve the Sub-Advisory Agreements , the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the approval of the Sub-Advisory Agreements is in the best interests of the fund and its shareholders and that the approval of such agreements does not involve a conflict of interest from which Strategic Advisers, Inc. (Strategic Advisers) or its affiliates derive an inappropriate advantage. Also, the Board found that the advisory fees to be charged under the Sub-Advisory Agreements bear a reasonable relationship to the services to be rendered and will be based upon services provided that will be in addition to, rather than duplicative of, services provided under the advisory contract of any underlying fund in which the fund may invest. The Board's decision to approve the Sub-Advisory Agreements was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board. In addition, individual Trustees did not necessarily attribute the same weight or importance to each factor.

Nature, Extent, and Quality of Services Provided.  The Board noted that it is familiar with the nature, extent and quality of services provided by the New Sub-Adviser from its oversight of the New Sub-Adviser as a sub-adviser on other funds overseen by the Board and that the same support staff, including compliance personnel, that currently provides services to other Strategic Advisers funds will also provide services to the fund. The Board also took into consideration the fund's investment objective, strategies and related investment philosophy, and current sub-adviser lineup as well as information regarding the investment strategy to be used by the New Sub-Adviser on behalf of the fund. The Board also considered the structure of the New Sub-Adviser's portfolio manager compensation program with respect to the investment personnel that will provide services to the fund and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board noted that the New Sub-Adviser will utilize a different investment mandate to manage the fund than it currently uses in managing other Strategic Advisers funds and reviewed the general qualifications and capabilities of the investment staff that will provide services to the fund and its use of technology. The Board noted that the New Sub-Adviser's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated fundamental and/or quantitative analysis. Additionally, in their deliberations, the Board considered the New Sub-Adviser's trading capabilities and resources which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board also noted that it reviewed information regarding (i) the nature, extent, quality and cost of advisory services provided by the New Sub-Adviser in connection with the annual renewal of existing sub-advisory agreements on behalf of other Strategic Advisers funds and (ii) the resources devoted to compliance policies and procedures at its September 2016 Board meeting.

Investment Performance.  The Board also considered the historical investment performance of the New Sub-Adviser and the portfolio managers in managing accounts under a similar investment mandate.

Based on its review, the Board concluded that the nature, extent, and quality of services that will be provided to the fund under the Sub-Advisory Agreements should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses.  In reviewing the Sub-Advisory Agreements, the Board considered the amount and nature of fees to be paid by the fund to the fund's investment adviser, Strategic Advisers, the amount and nature of fees to be paid by Strategic Advisers to the New Sub-Adviser and the projected change in the fund's total management fee and total operating expenses, if any, as a result of hiring the New Sub-Adviser. The Board noted that T. Rowe Price Associates, Inc. will compensate T. Rowe Price International Ltd. pursuant to the terms of the sub-subadvisory agreement and that the fund and Strategic Advisers are not responsible for any such fees or expenses.

The Board noted that the fund's maximum aggregate annual management fee rate may not exceed 1.25% of the fund's average daily net assets and that the Sub-Advisory Agreement will not result in a change to the maximum aggregate annual management fee payable by the fund or Strategic Advisers' portion of the management fee. The Board considered Strategic Advisers' contractual agreement to waive its 0.30% portion of the fund's management fee through April 30, 2018. The Board also considered that Strategic Advisers has contractually agreed to reimburse the retail class, Class L and Class N of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) as a percentage of net assets exceed 0.10%, 0.10% and 0.35%, respectively, through April 30, 2018. In addition, the Board noted that Strategic Advisers has voluntarily agreed to reimburse Class F of the fund to the extent that total operating expenses of the class (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, sub-advisory fees and acquired fund fees and expenses, if any) exceed 0.10% of the class' average net assets and that such arrangement may be terminated by Strategic Advisers at any time. The Board also considered that there are no expected changes to the fund's total management fee and total net expenses as a result of approving the Sub-Advisory Agreement because Strategic Advisers does not expect to allocate any assets of the fund to the New Sub-Adviser at this time.

Based on its review, the Board concluded that the fund's management fee structure and any projected changes to total expenses (if any) continue to bear a reasonable relationship to the services that the fund and its shareholders will receive and the other factors considered.

Because the Sub-Advisory Agreement was negotiated at arm's length and will have no impact on the maximum management fees payable by the fund or Strategic Advisers portion of the management fee, the Board did not consider the costs of services and profitability to be significant factors in its decision to approve the Sub-Advisory Agreement.

Potential Fall-Out Benefits.  The Board considered that it reviews information regarding the potential of direct and indirect benefits to Strategic Advisers and its affiliates and each sub-adviser from their relationships with the fund, including non-advisory fee compensation paid to affiliates of Strategic Advisers, if any, during its annual renewal of the fund's advisory agreement with Strategic Advisers and each sub-advisory agreement. With respect to the Sub-Advisory Agreements, the Board considered management's representation that it does not anticipate that the hiring of the New Sub-Adviser will have a material impact on the potential for fall-out benefits to Strategic Advisers or its affiliates.

Possible Economies of Scale.  The Board considered that it reviews whether there have been economies of scale in connection with the management of the fund during its annual renewal of the fund's advisory agreement with Strategic Advisers and the fund's sub-advisory agreements. The Board noted that the Sub-Advisory Agreement provides for breakpoints that have the potential to reduce sub-advisory fees paid to the New Sub-Adviser as assets allocated to the New Sub-Adviser grow.

Conclusion.  Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the Sub-Advisory Agreements' fee structure bears a reasonable relationship to the services to be rendered and that the Sub-Advisory Agreements should be approved because the agreements are in the best interests of the fund and its shareholders. The Board also concluded that the sub-advisory fees to be charged thereunder will be based on services provided that will be in addition to, rather than duplicative of services provided under the advisory contract of any underlying fund in which the fund may invest. In addition, the Board concluded that the approval of the Sub-Advisory Agreements does not involve a conflict of interest from which Strategic Advisers or its affiliates derive an inappropriate advantage.

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

RMF-SANN-1017
1.938036.105

Strategic Advisers® International Multi-Manager Fund Class L and Class N Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2017

(excluding cash equivalents)

	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Reg. S)	2.0	1.9
iShares MSCI Japan ETF	2.0	0.6
Roche Holding AG (participation certificate)	1.5	1.3
British American Tobacco PLC (United Kingdom)	1.4	1.5
Schneider Electric SA	1.4	1.3
KDDI Corp.	1.3	1.3
Reckitt Benckiser Group PLC	1.1	1.2
Danone SA	1.0	1.0
Novartis AG	1.0	1.6
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	0.9	0.8
	13.6

Top Five Market Sectors as of August 31, 2017

(stocks only)

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	17.2	17.6
Industrials	14.4	14.9
Consumer Staples	12.7	12.2
Information Technology	11.4	10.7
Consumer Discretionary	8.8	8.9

Geographic Diversification (% of fund's net assets)

As of August 31, 2017
Japan	18.5%
United Kingdom	14.8%
United States of America*	9.8%
Switzerland	9.6%
Germany	8.8%
France	8.2%
Netherlands	3.0%
Australia	2.9%
Hong Kong	2.8%
Other	21.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

As of February 28, 2017
Japan	19.2%
United Kingdom	16.1%
Switzerland	10.3%
United States of America*	9.6%
France	8.6%
Germany	8.3%
Australia	3.6%
Netherlands	3.3%
Canada	2.2%
Other	18.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation (% of fund's net assets)

As of August 31, 2017
Common Stocks	90.8%
Preferred Stocks	1.8%
Equity Funds	2.0%
Short-Term Investments and Net Other Assets (Liabilities)	5.4%

As of February 28, 2017
Common Stocks	91.0%
Preferred Stocks	2.0%
Equity Funds	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	6.4%

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Auto Components - 0.9%
Brembo SpA	1,110	$17,310
Bridgestone Corp.	1,200	51,510
GKN PLC	34,546	142,371
Koito Manufacturing Co. Ltd.	3,000	186,929
Michelin CGDE Series B	799	108,909
Nokian Tyres PLC	364	15,387
Valeo SA	2,311	154,558
		676,974
Automobiles - 0.6%
Ferrari NV	765	87,518
Isuzu Motors Ltd.	3,900	51,014
Mazda Motor Corp.	2,000	29,377
Mitsubishi Motors Corp. of Japan	9,600	70,907
Subaru Corp.	1,600	56,120
Suzuki Motor Corp.	2,600	130,692
Yamaha Motor Co. Ltd.	1,400	39,605
		465,233
Diversified Consumer Services - 0.1%
Kroton Educacional SA	8,100	46,240
Hotels, Restaurants & Leisure - 1.6%
Accor SA	1,218	56,404
Carnival PLC	4,591	319,438
Compass Group PLC	25,910	553,490
Galaxy Entertainment Group Ltd.	16,000	100,387
Greggs PLC	627	9,754
Melco Crown Entertainment Ltd. sponsored ADR	1,400	30,730
Paddy Power Betfair PLC	677	59,660
		1,129,863
Household Durables - 0.8%
Bellway PLC	954	39,513
Husqvarna AB (B Shares)	1,631	16,452
Panasonic Corp.	5,700	75,982
SEB SA	94	17,076
Sony Corp.	5,800	229,496
Techtronic Industries Co. Ltd.	41,000	212,184
		590,703
Internet & Direct Marketing Retail - 0.3%
Ctrip.com International Ltd. ADR (a)	1,960	100,842
JD.com, Inc. sponsored ADR (a)	1,568	65,715
MakeMyTrip Ltd. (a)	462	15,754
Start Today Co. Ltd.	700	21,777
		204,088
Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,300	43,576
Yamaha Corp.	900	31,355
		74,931
Media - 0.6%
Altice NV Class A (a)	2,536	58,478
Cineworld Group PLC	1,671	13,991
Dentsu, Inc.	1,000	41,843
ProSiebenSat.1 Media AG	1,480	49,645
Publicis Groupe SA	1	67
Vivendi SA	3,352	76,915
WPP PLC	10,240	186,748
		427,687
Multiline Retail - 0.3%
Dollarama, Inc.	1,150	113,338
Izumi Co. Ltd.	300	15,718
Ryohin Keikaku Co. Ltd.	200	55,487
		184,543
Specialty Retail - 0.9%
Carphone Warehouse Group PLC	6,471	14,510
Dufry AG (a)	174	26,818
Esprit Holdings Ltd. (a)	83,050	48,074
Inditex SA	2,927	111,338
Nitori Holdings Co. Ltd.	900	139,009
Shimamura Co. Ltd.	100	12,207
USS Co. Ltd.	12,100	237,851
WH Smith PLC	1,052	25,153
		614,960
Textiles, Apparel & Luxury Goods - 1.7%
adidas AG	676	151,735
Burberry Group PLC	2,375	55,188
Compagnie Financiere Richemont SA Series A	5,332	476,649
Gildan Activewear, Inc.	5,690	178,207
Hermes International SCA	78	41,256
Kering SA	83	31,154
LVMH Moet Hennessy - Louis Vuitton SA	948	249,011
Salvatore Ferragamo Italia SpA	472	13,564
Swatch Group AG (Bearer)	55	21,955
		1,218,719

TOTAL CONSUMER DISCRETIONARY		5,633,941

CONSUMER STAPLES - 12.0%
Beverages - 1.8%
Anheuser-Busch InBev SA NV	1,673	198,135
Asahi Group Holdings	3,200	139,399
Coca-Cola West Co. Ltd.	700	24,005
Diageo PLC	4,565	152,690
Embotelladoras Arca S.A.B. de CV	4,473	32,723
Fever-Tree Drinks PLC	726	23,151
Heineken NV (Bearer)	2,495	261,761
ITO EN Ltd.	2,800	103,152
Pernod Ricard SA	2,353	321,570
		1,256,586
Food & Staples Retailing - 0.5%
Bidcorp Ltd.	867	19,690
Clicks Group Ltd.	3,053	34,922
Koninklijke Ahold Delhaize NV	1,756	31,566
Seven & i Holdings Co. Ltd.	1,500	59,517
Sundrug Co. Ltd.	3,300	136,731
Tsuruha Holdings, Inc.	200	23,814
Woolworths Ltd.	2,358	48,737
X5 Retail Group NV GDR (Reg. S) (a)	426	17,381
		372,358
Food Products - 3.8%
Aryzta AG	3,870	121,958
Danone SA	9,298	732,543
Kerry Group PLC Class A	1,835	170,892
M. Dias Branco SA	600	9,359
Nestle SA (Reg. S)	16,987	1,440,079
Nissin Food Holdings Co. Ltd.	600	37,004
Toyo Suisan Kaisha Ltd.	3,300	122,022
WH Group Ltd.	42,000	43,901
		2,677,758
Household Products - 1.7%
Colgate-Palmolive Co.	4,796	343,585
Essity AB Class B	3,087	85,705
Lion Corp.	1,000	19,884
Reckitt Benckiser Group PLC	8,026	761,094
		1,210,268
Personal Products - 2.1%
Kao Corp.	7,900	493,108
Kobayashi Pharmaceutical Co. Ltd.	2,200	136,681
Kose Corp.	900	112,976
L'Oreal SA	1,169	246,964
Pola Orbis Holdings, Inc.	700	22,509
Unilever NV (Certificaten Van Aandelen) (Bearer)	4,050	241,114
Unilever PLC	4,688	273,520
		1,526,872
Tobacco - 2.1%
British American Tobacco PLC (United Kingdom)	15,814	986,559
Imperial Tobacco Group PLC	2,781	115,094
Japan Tobacco, Inc.	12,200	417,709
		1,519,362

TOTAL CONSUMER STAPLES		8,563,204

ENERGY - 4.4%
Energy Equipment & Services - 0.3%
Core Laboratories NV	646	56,964
John Wood Group PLC	3,546	25,953
Schlumberger Ltd.	923	58,620
Tecnicas Reunidas SA	1,041	36,149
		177,686
Oil, Gas & Consumable Fuels - 4.1%
BP PLC	87,537	505,647
Cairn Energy PLC (a)	26,534	58,844
Caltex Australia Ltd.	2,747	72,915
CNOOC Ltd.	211,000	254,686
Enagas SA	37	1,090
Enbridge, Inc.	2,193	87,667
Encana Corp.	29,947	279,385
Eni SpA	7,087	111,309
Galp Energia SGPS SA Class B	9,198	152,311
INPEX Corp.	5,700	54,493
Lundin Petroleum AB	4,029	86,454
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	388	35,988
Oil Search Ltd. ADR	12,466	66,495
Royal Dutch Shell PLC:
Class A (United Kingdom)	12,123	334,096
Class B (United Kingdom)	16,243	453,352
Suncor Energy, Inc.	4,379	137,217
Total SA	4,037	209,469
Woodside Petroleum Ltd.	2,492	57,113
		2,958,531

TOTAL ENERGY		3,136,217

FINANCIALS - 17.0%
Banks - 9.4%
Allied Irish Banks PLC	26,456	157,662
Australia & New Zealand Banking Group Ltd.	3,563	83,273
Bank Ireland Group PLC (a)	4,724	39,366
Bankinter SA	12,284	117,134
Barclays PLC	186,769	461,897
BGEO Group PLC	369	16,510
BNP Paribas SA	8,056	612,914
BOC Hong Kong (Holdings) Ltd.	21,000	106,935
CaixaBank SA	37,886	196,018
Chiba Bank Ltd.	6,000	40,169
Commonwealth Bank of Australia	1,722	103,763
Credicorp Ltd. (United States)	515	104,463
Danske Bank A/S	2,433	94,557
DNB ASA	11,518	224,928
Erste Group Bank AG	2,476	104,623
FinecoBank SpA	3,350	28,773
Grupo Financiero Banorte S.A.B. de CV Series O	11,967	81,604
Grupo Financiero Santander Mexico S.A.B. de CV	8,100	16,685
HDFC Bank Ltd. sponsored ADR	3,432	334,380
HSBC Holdings PLC (United Kingdom)	5,207	50,481
Industrial & Commercial Bank of China Ltd. (H Shares)	185,000	138,530
ING Groep NV (Certificaten Van Aandelen)	11,937	211,891
Intesa Sanpaolo SpA	93,876	317,818
Jyske Bank A/S (Reg.)	2,010	120,941
KBC Groep NV	5,144	422,717
Lloyds Banking Group PLC	289,987	239,035
Mebuki Financial Group, Inc.	9,700	34,411
Metro Bank PLC (a)	352	15,790
Mitsubishi UFJ Financial Group, Inc.	56,000	341,239
Nordea Bank AB	12,084	162,575
North Pacific Bank Ltd.	9,200	27,700
PT Bank Central Asia Tbk	64,200	91,185
Societe Generale Series A	2,361	132,079
Standard Chartered PLC (United Kingdom) (a)	17,140	170,661
Sumitomo Mitsui Financial Group, Inc.	9,800	364,886
Svenska Handelsbanken AB (A Shares)	12,331	184,366
Swedbank AB (A Shares)	9,272	250,798
Sydbank A/S (a)	1,024	39,945
The Hachijuni Bank Ltd.	6,200	37,786
The Suruga Bank Ltd.	2,500	53,486
Unicaja Banco SA	22,000	34,833
UniCredit SpA (a)	14,003	284,888
United Overseas Bank Ltd.	3,403	60,308
Westpac Banking Corp.	1,627	40,492
		6,754,495
Capital Markets - 2.1%
3i Group PLC	5,602	70,230
Anima Holding SpA	2,239	17,112
Azimut Holding SpA	889	18,732
Banca Generali SpA	1,406	46,414
Close Brothers Group PLC	741	14,804
Credit Suisse Group AG	9,366	137,519
Daiwa Securities Group, Inc.	7,000	38,319
Deutsche Borse AG	479	51,201
IG Group Holdings PLC	5,982	49,893
Intermediate Capital Group PLC	1,826	20,967
Julius Baer Group Ltd.	3,084	172,452
Jupiter Fund Management PLC	3,219	22,332
London Stock Exchange Group PLC	1,032	52,712
Macquarie Group Ltd.	2,415	166,639
Magellan Financial Group Ltd.	2,232	43,879
Partners Group Holding AG	157	101,834
UBS Group AG	29,160	480,450
		1,505,489
Consumer Finance - 0.3%
AEON Financial Service Co. Ltd.	8,700	184,470
Cembra Money Bank AG	186	16,196
		200,666
Diversified Financial Services - 0.7%
AMP Ltd.	23,584	95,615
Cerved Information Solutions SpA	3,276	36,913
Challenger Ltd.	6,937	69,153
ORIX Corp.	7,900	126,439
RMB Holdings Ltd.	3,953	20,192
Standard Life PLC	12,336	68,528
Wendel SA	217	34,396
Zenkoku Hosho Co. Ltd.	600	24,369
		475,605
Insurance - 4.5%
AIA Group Ltd.	61,200	469,611
Aon PLC	951	132,341
Aviva PLC	37,690	254,651
Direct Line Insurance Group PLC	6,007	29,525
Euler Hermes SA	357	42,397
Fairfax Financial Holdings Ltd. (sub. vtg.)	408	212,072
Hiscox Ltd.	14,486	239,393
Insurance Australia Group Ltd.	14,596	74,376
Jardine Lloyd Thompson Group PLC	3,367	50,287
Manulife Financial Corp.	10,500	206,258
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	25,000	198,543
Prudential PLC	13,527	317,537
QBE Insurance Group Ltd.	6,647	55,165
Sampo Oyj (A Shares)	3,357	177,198
Sanlam Ltd.	4,563	25,185
Sony Financial Holdings, Inc.	1,800	28,522
St. James's Place Capital PLC	2,349	35,022
Swiss Re Ltd.	1,042	94,372
Tokio Marine Holdings, Inc.	1,400	55,906
Zurich Insurance Group AG	1,779	532,244
		3,230,605

TOTAL FINANCIALS		12,166,860

HEALTH CARE - 8.1%
Biotechnology - 0.4%
CSL Ltd.	1,153	117,799
Genmab A/S (a)	86	20,071
Grifols SA	2,044	57,790
HUGEL, Inc. (a)	29	14,961
Shire PLC	2,111	104,995
		315,616
Health Care Equipment & Supplies - 1.0%
ASAHI INTECC Co. Ltd.	368	19,281
bioMerieux SA	73	17,872
Carl Zeiss Meditec AG	302	15,064
Dentsply Sirona, Inc.	1,486	84,063
Hoya Corp.	3,500	200,414
Nihon Kohden Corp.	4,300	99,741
Olympus Corp.	1,900	65,589
Terumo Corp.	4,900	189,430
		691,454
Health Care Providers & Services - 0.2%
Fresenius Medical Care AG & Co. KGaA	659	61,821
Fresenius SE & Co. KGaA	836	70,750
Orpea	138	16,724
		149,295
Life Sciences Tools & Services - 0.3%
Eurofins Scientific SA	54	30,863
ICON PLC (a)	246	27,894
Lonza Group AG	531	134,446
		193,203
Pharmaceuticals - 6.2%
AstraZeneca PLC (United Kingdom)	5,869	344,087
Bayer AG	4,808	615,296
Chugai Pharmaceutical Co. Ltd.	1,200	48,792
CSPC Pharmaceutical Group Ltd.	18,000	28,107
Dechra Pharmaceuticals PLC	671	16,599
GlaxoSmithKline PLC	22,012	436,713
Ipsen SA	383	51,453
Novartis AG	8,380	706,494
Novo Nordisk A/S Series B	6,028	287,233
Recordati SpA	732	31,353
Roche Holding AG (participation certificate)	4,324	1,098,602
Rohto Pharmaceutical Co. Ltd.	1,000	23,214
Sanofi SA	1,412	137,670
Santen Pharmaceutical Co. Ltd.	22,700	352,265
Shionogi & Co. Ltd.	2,800	147,596
Takeda Pharmaceutical Co. Ltd.	2,500	138,195
Yuhan Corp.	75	15,077
		4,478,746

TOTAL HEALTH CARE		5,828,314

INDUSTRIALS - 14.4%
Aerospace & Defense - 0.9%
BAE Systems PLC	10,424	81,917
Cobham PLC	91,997	163,334
Leonardo SpA	4,594	77,713
MTU Aero Engines Holdings AG	554	77,558
Rolls-Royce Holdings PLC	6,481	76,545
Thales SA	1,138	125,990
		603,057
Air Freight & Logistics - 0.5%
Deutsche Post AG	2,110	87,525
Yamato Holdings Co. Ltd.	14,000	298,504
		386,029
Airlines - 0.5%
easyJet PLC	866	13,393
Japan Airlines Co. Ltd.	9,200	316,165
Ryanair Holdings PLC sponsored ADR (a)	321	36,498
		366,056
Building Products - 1.0%
Asahi Glass Co. Ltd.	800	31,218
Belimo Holding AG (Reg.)	2	7,852
Compagnie de St. Gobain	1,799	98,675
Daikin Industries Ltd.	3,300	330,045
Geberit AG (Reg.)	109	49,797
Kaba Holding AG (B Shares) (Reg.)	19	17,129
Kingspan Group PLC (Ireland)	461	17,836
Nichias Corp.	1,000	11,716
Toto Ltd.	3,800	144,658
		708,926
Commercial Services & Supplies - 1.0%
Brambles Ltd.	57,222	423,499
Intrum Justitia AB	617	20,135
Park24 Co. Ltd.	400	9,617
Prosegur Compania de Seguridad SA (Reg.)	1,933	13,163
Rentokil Initial PLC	8,504	33,484
Ritchie Brothers Auctioneers, Inc.	1,926	57,252
Secom Co. Ltd.	1,900	141,063
Sohgo Security Services Co., Ltd.	900	39,337
		737,550
Construction & Engineering - 0.6%
Balfour Beatty PLC	36,118	125,588
Taisei Corp.	7,000	70,232
VINCI SA	2,512	231,308
		427,128
Electrical Equipment - 2.5%
ABB Ltd. (Reg.)	17,950	415,334
Legrand SA	4,380	307,010
Nidec Corp.	600	68,004
Schneider Electric SA	12,226	985,916
		1,776,264
Industrial Conglomerates - 0.4%
Bidvest Group Ltd.	867	11,427
CK Hutchison Holdings Ltd.	7,920	103,633
Koninklijke Philips Electronics NV	1,422	53,928
Siemens AG	880	115,200
		284,188
Machinery - 3.3%
Alfa Laval AB	10,568	239,403
Alstom SA	2,065	73,441
Daifuku Co. Ltd.	600	26,115
Fanuc Corp.	600	116,570
GEA Group AG	6,528	287,537
Glory Ltd.	900	30,618
Hoshizaki Corp.	200	17,410
IMI PLC	10,924	160,328
Interpump Group SpA	617	17,951
KION Group AG	404	36,850
Komatsu Ltd.	12,100	326,554
Kubota Corp.	10,900	188,781
Minebea Mitsumi, Inc.	3,200	52,598
Mitsubishi Heavy Industries Ltd.	16,000	61,258
Nabtesco Corp.	500	17,488
NGK Insulators Ltd.	2,000	37,349
Nordson Corp.	991	108,316
Schindler Holding AG (participation certificate)	915	195,986
SMC Corp.	100	34,302
Spirax-Sarco Engineering PLC	2,610	189,674
Sumitomo Heavy Industries Ltd.	6,000	44,754
Wartsila Corp.	1,342	92,580
WashTec AG	94	7,452
		2,363,315
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	27	55,665
Professional Services - 1.2%
Experian PLC	3,324	66,838
Intertek Group PLC	2,348	155,150
Nihon M&A Center, Inc.	700	32,410
RELX NV	13,747	288,689
SGS SA (Reg.)	74	165,177
TechnoPro Holdings, Inc.	600	27,343
Temp Holdings Co., Ltd.	700	14,225
Wolters Kluwer NV	1,859	81,208
		831,040
Road & Rail - 1.1%
Canadian National Railway Co.	1,895	153,603
Canadian Pacific Railway Ltd.	1,499	233,250
DSV de Sammensluttede Vognmaend A/S	1,300	92,183
East Japan Railway Co.	3,500	321,076
Globaltrans Investment PLC GDR (Reg. S)	873	8,861
		808,973
Trading Companies & Distributors - 0.9%
Ashtead Group PLC	300	6,451
Brenntag AG	2,325	123,208
Bunzl PLC	10,456	312,327
Finning International, Inc.	644	14,734
Itochu Corp.	4,100	66,981
Misumi Group, Inc.	3,600	92,378
Wolseley PLC	935	55,653
		671,732
Transportation Infrastructure - 0.4%
Aena SA	545	106,435
CCR SA	3,900	21,632
China Merchants Holdings International Co. Ltd.	26,593	86,992
Kamigumi Co. Ltd.	3,000	33,211
Malaysia Airports Holdings Bhd	20,300	42,782
		291,052

TOTAL INDUSTRIALS		10,310,975

INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson (B Shares)	18,947	111,115
Electronic Equipment & Components - 1.6%
Alps Electric Co. Ltd.	1,000	27,471
China High Precision Automation Group Ltd. (a)(b)	15,000	0
Halma PLC	9,683	136,855
Hirose Electric Co. Ltd.	855	118,371
Hitachi Ltd.	43,000	296,093
Keyence Corp.	400	208,341
LG Innotek Co. Ltd.	130	21,335
OMRON Corp.	2,600	130,550
Renishaw PLC	323	19,129
Spectris PLC	2,885	86,326
Sunny Optical Technology Group Co. Ltd.	3,000	43,012
Yokogawa Electric Corp.	3,200	49,862
		1,137,345
Internet Software & Services - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,747	300,030
Baidu.com, Inc. sponsored ADR (a)	1,300	296,465
Just Eat Holding Ltd. (a)	7,541	64,943
Moneysupermarket.com Group PLC	553	2,285
NAVER Corp.	118	79,245
Scout24 Holding GmbH	351	14,134
SINA Corp.	248	25,254
Tencent Holdings Ltd.	3,500	147,279
Wix.com Ltd. (a)	209	13,606
		943,241
IT Services - 2.6%
Amadeus IT Holding SA Class A	9,976	618,380
Atos Origin SA	555	85,627
Bechtle AG	244	16,833
Capgemini SA	459	50,888
Cognizant Technology Solutions Corp. Class A	2,749	194,547
EPAM Systems, Inc. (a)	962	78,239
Fujitsu Ltd.	5,000	37,072
IT Holdings Corp.	600	17,710
MasterCard, Inc. Class A	1,289	171,824
Nomura Research Institute Ltd.	8,500	330,923
OBIC Co. Ltd.	2,200	137,881
Otsuka Corp.	600	39,733
SCSK Corp.	500	21,649
Wirecard AG	369	31,457
		1,832,763
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	1,479	123,748
ASM International NV (Netherlands)	386	22,691
ASM Pacific Technology Ltd.	3,100	38,345
ASML Holding NV (Netherlands)	512	79,936
Broadcom Ltd.	317	79,906
Dialog Semiconductor PLC (a)	1,002	45,548
Infineon Technologies AG	13,661	315,486
MediaTek, Inc.	6,000	53,855
Mellanox Technologies Ltd. (a)	1,570	73,712
NVIDIA Corp.	358	60,660
Renesas Electronics Corp. (a)	6,300	63,553
ROHM Co. Ltd.	400	31,146
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	17,568	649,489
Texas Instruments, Inc.	1,996	165,309
Tokyo Electron Ltd.	400	56,251
		1,859,635
Software - 2.5%
ANSYS, Inc. (a)	1,200	154,584
Cadence Design Systems, Inc. (a)	6,888	270,630
Check Point Software Technologies Ltd. (a)	2,611	292,093
Constellation Software, Inc.	74	41,147
Dassault Systemes SA	1,148	113,089
Kingsoft Corp. Ltd.	9,000	21,345
LINE Corp. ADR (a)	433	15,289
Micro Focus International PLC	1,119	32,890
Netmarble Games Corp.	118	16,216
Nets A/S (c)	955	23,618
Nintendo Co. Ltd.	500	166,765
Oracle Corp. Japan	300	22,186
Playtech Ltd.	3,461	42,516
SAP SE	4,984	523,080
Trend Micro, Inc.	1,300	60,190
		1,795,638
Technology Hardware, Storage & Peripherals - 0.7%
Logitech International SA (Reg.)	861	30,617
Neopost SA	432	18,776
Samsung Electronics Co. Ltd.	230	473,816
		523,209

TOTAL INFORMATION TECHNOLOGY		8,202,946

MATERIALS - 6.7%
Chemicals - 4.9%
Akzo Nobel NV	5,851	534,585
Arkema SA	733	79,651
Asahi Kasei Corp.	11,000	131,778
BASF AG	4,940	478,523
Covestro AG	325	25,539
Croda International PLC	3,918	194,650
Elementis PLC	8,080	28,168
Givaudan SA	146	298,410
HEXPOL AB (B Shares)	1,454	14,228
Hitachi Chemical Co. Ltd.	800	21,656
Hyosung Corp.	75	10,574
Incitec Pivot Ltd.	16,313	43,184
JSR Corp.	2,000	38,968
K&S AG	2,277	54,267
Lenzing AG	103	16,247
Linde AG	2,679	514,383
Mitsui Chemicals, Inc.	7,000	41,897
Nippon Paint Holdings Co. Ltd.	2,300	78,455
Orica Ltd.	9,686	156,539
PTT Global Chemical PCL (For. Reg.)	9,500	21,887
Shin-Etsu Chemical Co. Ltd.	600	53,071
Sika AG	24	170,186
Sumitomo Chemical Co. Ltd.	10,000	59,945
Symrise AG	3,982	291,059
Synthomer PLC	2,312	14,138
Umicore SA	665	49,676
Victrex PLC	1,019	26,841
Yara International ASA	1,187	48,548
		3,497,053
Construction Materials - 0.3%
CEMEX S.A.B. de CV sponsored ADR	6,337	58,997
Conch Cement Co. Ltd. (H Shares)	6,000	22,388
CRH PLC	1,791	62,552
James Hardie Industries PLC CDI	3,244	45,619
Lafargeholcim Ltd. (Reg.)	1,124	66,049
		255,605
Containers & Packaging - 0.0%
Huhtamaki Oyj	355	13,811
Metals & Mining - 1.5%
ArcelorMittal SA (Netherlands) (a)	3,790	101,245
Bekaert SA	418	19,924
BHP Billiton Ltd.	3,514	76,497
BHP Billiton PLC	10,670	203,132
Boliden AB	1,844	64,517
Glencore Xstrata PLC	68,466	318,278
Hitachi Metals Ltd.	2,800	37,415
HudBay Minerals, Inc.	1,648	14,372
Lundin Mining Corp.	3,667	27,721
Mitsui Mining & Smelting Co. Ltd.	4,970	26,402
Rio Tinto PLC	3,571	173,449
		1,062,952

TOTAL MATERIALS		4,829,421

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Mirvac Group unit	40,062	73,886
Segro PLC	5,254	36,551
Westfield Corp. unit	18,892	111,585
		222,022
Real Estate Management & Development - 2.3%
China Overseas Land and Investment Ltd.	20,000	69,897
Deutsche Wohnen AG (Bearer)	7,634	324,256
Fabege AB	796	15,969
Grand City Properties SA	5,921	128,990
Henderson Land Development Co. Ltd.	6,400	39,664
Hufvudstaden AB Series A	829	14,732
LEG Immobilien AG	2,795	282,488
Lendlease Group unit	3,648	48,082
Mitsubishi Estate Co. Ltd.	1,500	25,843
Mitsui Fudosan Co. Ltd.	8,300	179,537
Nexity	253	14,023
Sino Land Ltd.	30,000	51,906
TAG Immobilien AG	3,391	56,596
Vonovia SE	8,489	358,804
		1,610,787

TOTAL REAL ESTATE		1,832,809

TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 1.0%
BT Group PLC	12,605	47,613
Cellnex Telecom Sau	4,712	105,260
Com Hem Holding AB	3,578	53,316
Deutsche Telekom AG	5,111	92,432
Elisa Corp. (A Shares)	359	15,685
HKT Trust/HKT Ltd. unit	48,000	61,949
Iliad SA	153	39,515
Koninklijke KPN NV	18,887	66,800
Nippon Telegraph & Telephone Corp.	3,300	164,288
Spark New Zealand Ltd.	14,298	40,191
Telefonica Deutschland Holding AG	10,739	58,117
		745,166
Wireless Telecommunication Services - 3.3%
Advanced Info Service PCL (For. Reg.)	15,000	84,701
China Mobile Ltd.	34,768	368,750
KDDI Corp.	32,900	887,588
Rogers Communications, Inc. Class B (non-vtg.)	1,700	88,747
SK Telecom Co. Ltd.	1,338	303,001
SoftBank Corp.	3,300	268,657
Vodafone Group PLC	119,674	342,472
		2,343,916

TOTAL TELECOMMUNICATION SERVICES		3,089,082

UTILITIES - 2.0%
Electric Utilities - 1.1%
CLP Holdings Ltd.	8,500	89,771
Enel SpA	61,477	372,451
Iberdrola SA	17,013	138,957
Power Assets Holdings Ltd.	3,000	26,451
Scottish & Southern Energy PLC	8,832	162,744
		790,374
Gas Utilities - 0.3%
APA Group unit	9,077	63,932
China Resource Gas Group Ltd.	20,000	70,536
Infraestructura Energetica Nova S.A.B. de CV	2,600	14,128
Rubis	354	23,014
		171,610
Independent Power and Renewable Electricity Producers - 0.0%
ENGIE Brasil Energia SA	1,200	13,762
Multi-Utilities - 0.6%
E.ON AG	3,769	42,656
ENGIE	18,512	308,967
Veolia Environnement SA	2,999	70,368
		421,991
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	1,900	19,405

TOTAL UTILITIES		1,417,142

TOTAL COMMON STOCKS
(Cost $50,306,139)		65,010,911

Nonconvertible Preferred Stocks - 1.8%
CONSUMER DISCRETIONARY - 0.9%
Automobiles - 0.9%
Volkswagen AG	4,197	626,289
CONSUMER STAPLES - 0.7%
Beverages - 0.2%
Ambev SA sponsored ADR	24,083	150,760
Household Products - 0.5%
Henkel AG & Co. KGaA	2,609	349,567

TOTAL CONSUMER STAPLES		500,327

FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA	8,650	110,878
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Sartorius AG (non-vtg.)	151	14,999
MATERIALS - 0.0%
Chemicals - 0.0%
Fuchs Petrolub AG	400	22,238
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,138,344)		1,274,731

Equity Funds - 2.0%
Other - 2.0%
iShares MSCI Japan ETF
(Cost $1,383,669)	26,030	1,424,101
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.98% to 1.09% 9/7/17 to 11/30/17 (d)
(Cost $99,866)	$100,000	99,870
	Shares

Money Market Funds - 5.1%
State Street Institutional U.S. Government Money Market Fund Premier Class 0.72% (e)
(Cost $3,609,301)	3,609,301	3,609,301
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $56,537,319)		71,418,914
NET OTHER ASSETS (LIABILITIES) - 0.2%		175,583
NET ASSETS - 100%		$71,594,497

Futures Contracts
	Number of contracts	Expiration Date	Notional amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME Nikkei 225 Index Contracts (United States)	20	Sept. 2017	$1,967,500	$(50,581)	$(50,581)
ICE E-mini MSCI EAFE Index Contracts (United States)	3	Sept. 2017	290,220	4,267	4,267
TOTAL FUTURES CONTRACTS					$(46,314)

The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Non-income producing

 (b) Level 3 instrument

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,618 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,870.

 (e) The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$6,260,230	$4,390,108	$1,870,122	$--
Consumer Staples	9,063,531	3,971,316	5,092,215	--
Energy	3,136,217	1,267,658	1,868,559	--
Financials	12,277,738	9,043,596	3,234,142	--
Health Care	5,843,313	2,665,698	3,177,615	--
Industrials	10,310,975	7,618,307	2,692,668	--
Information Technology	8,202,946	6,859,285	1,343,661	--
Materials	4,851,659	3,287,061	1,564,598	--
Real Estate	1,832,809	1,832,809	--	--
Telecommunication Services	3,089,082	916,231	2,172,851	--
Utilities	1,417,142	1,002,035	415,107	--
Equity Funds	1,424,101	1,424,101	--	--
Other Short-Term Investments	99,870	--	99,870	--
Money Market Funds	3,609,301	3,609,301	--	--
Total Investments in Securities:	$71,418,914	$47,887,506	$23,531,408	$--
Derivative Instruments:
Assets
Futures Contracts	$4,267	$4,267	$--	$--
Total Assets	$4,267	$4,267	$--	$--
Liabilities
Futures Contracts	$(50,581)	$(50,581)	$--	$--
Total Liabilities	$(50,581)	$(50,581)	$--	$--
Total Derivative Instruments:	$(46,314)	$(46,314)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$695,390
Level 2 to Level 1	$2,977,517

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$4,267	$(50,581)
Total Equity Risk	4,267	(50,581)
Total Value of Derivatives	$4,267	$(50,581)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

Japan	18.5%
United Kingdom	14.8%
United States of America	9.8%
Switzerland	9.6%
Germany	8.8%
France	8.2%
Netherlands	3.0%
Australia	2.9%
Hong Kong	2.8%
Canada	2.6%
Spain	2.3%
Cayman Islands	1.8%
Italy	1.7%
Sweden	1.7%
Korea (South)	1.2%
Bailiwick of Jersey	1.1%
Denmark	1.0%
Taiwan	1.0%
Belgium	1.0%
Others (Individually Less Than 1%)	6.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $56,537,319)		$71,418,914
Foreign currency held at value (cost $9,496)		9,490
Receivable for investments sold		186,075
Receivable for fund shares sold		8,491
Dividends receivable		283,346
Interest receivable		2,835
Receivable for daily variation margin on futures contracts		13,205
Prepaid expenses		230
Receivable from investment adviser for expense reductions		7,576
Other receivables		1,277
Total assets		71,931,439
Liabilities
Payable for investments purchased	$209,527
Payable for fund shares redeemed	27,608
Accrued management fee	38,133
Distribution and service plan fees payable	24
Other affiliated payables	7,998
Audit fee payable	23,788
Custody fee payable	28,707
Other payables and accrued expenses	1,157
Total liabilities		336,942
Net Assets		$71,594,497
Net Assets consist of:
Paid in capital		$56,292,429
Undistributed net investment income		821,776
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(357,681)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,837,973
Net Assets		$71,594,497
International Multi-Manager:
Net Asset Value, offering price and redemption price per share ($66,456,911 ÷ 5,154,419 shares)		$12.89
Class F:
Net Asset Value, offering price and redemption price per share ($4,904,733 ÷ 379,523 shares)		$12.92
Class L:
Net Asset Value, offering price and redemption price per share ($116,978 ÷ 9,084 shares)		$12.88
Class N:
Net Asset Value, offering price and redemption price per share ($115,875 ÷ 9,014 shares)		$12.86

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$1,259,443
Interest		15,965
Income before foreign taxes withheld		1,275,408
Less foreign taxes withheld		(113,743)
Total income		1,161,665
Expenses
Management fee	$222,030
Transfer agent fees	28,851
Distribution and service plan fees	139
Accounting fees and expenses	17,682
Custodian fees and expenses	57,210
Independent trustees' fees and expenses	377
Registration fees	28,256
Audit	31,106
Legal	164
Miscellaneous	406
Total expenses before reductions	386,221
Expense reductions	(47,619)	338,602
Net investment income (loss)		823,063
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		712,106
Foreign currency transactions	(5,799)
Futures contracts	287,458
Total net realized gain (loss)		993,765
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	6,540,576
Assets and liabilities in foreign currencies	13,064
Futures contracts	(141,800)
Total change in net unrealized appreciation (depreciation)		6,411,840
Net gain (loss)		7,405,605
Net increase (decrease) in net assets resulting from operations		$8,228,668

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$823,063	$951,018
Net realized gain (loss)	993,765	41,860
Change in net unrealized appreciation (depreciation)	6,411,840	6,457,207
Net increase (decrease) in net assets resulting from operations	8,228,668	7,450,085
Distributions to shareholders from net investment income	(16,477)	(929,259)
Distributions to shareholders from net realized gain	(16,477)	(232,361)
Total distributions	(32,954)	(1,161,620)
Share transactions - net increase (decrease)	735,645	(2,432,987)
Redemption fees	262	2
Total increase (decrease) in net assets	8,931,621	3,855,480
Net Assets
Beginning of period	62,662,876	58,807,396
End of period	$71,594,497	$62,662,876
Other Information
Undistributed net investment income end of period	$821,776	$15,190

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$10.31	$12.15	$12.80	$11.04	$10.00
Income from Investment Operations
Net investment income (loss)C	.15	.17	.16	.17	.27D	.11
Net realized and unrealized gain (loss)	1.34	1.14	(1.75)	(.03)	1.89	1.05
Total from investment operations	1.49	1.31	(1.59)	.14	2.16	1.16
Distributions from net investment income	–E	(.17)	(.16)F	(.27)	(.17)	(.10)
Distributions from net realized gain	–E	(.04)	(.09)F	(.52)	(.23)	(.02)
Total distributions	(.01)G	(.21)	(.25)	(.79)	(.40)	(.12)
Redemption fees added to paid in capitalC,E	–	–	–	–	–	–
Net asset value, end of period	$12.89	$11.41	$10.31	$12.15	$12.80	$11.04
Total ReturnH,I	13.03%	12.84%	(13.34)%	1.25%	19.74%	11.64%
Ratios to Average Net AssetsJ
Expenses before reductions	1.14%K	1.18%	1.10%	1.14%	1.20%	1.29%K
Expenses net of fee waivers, if any	1.00%K	1.04%	1.10%	1.14%	1.18%	1.18%K
Expenses net of all reductions	1.00%K	1.04%	1.09%	1.12%	1.17%	1.16%K
Net investment income (loss)	2.40%K	1.51%	1.34%	1.38%	2.29%D	1.26%K
Supplemental Data
Net assets, end of period (000 omitted)	$66,457	$58,435	$55,756	$63,654	$68,582	$56,164
Portfolio turnover rateL	43%K	50%	42%	41%	46%	42%K

 A For the year ended February 29.

 B For the period May 2, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

 E Amount represents less than $.005 per share.

 F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 G Total distributions of $.01 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.003 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expense of the Underlying Funds.

 K Annualized

 L Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$11.43	$10.32	$12.16	$12.82	$11.05	$10.69
Income from Investment Operations
Net investment income (loss)C	.15	.18	.17	.18	.29D	.01
Net realized and unrealized gain (loss)	1.35	1.14	(1.75)	(.04)	1.88	.35
Total from investment operations	1.50	1.32	(1.58)	.14	2.17	.36
Distributions from net investment income	–E	(.17)	(.17)F	(.29)	(.17)	–
Distributions from net realized gain	–E	(.04)	(.09)F	(.52)	(.23)	–
Total distributions	(.01)G	(.21)	(.26)	(.80)H	(.40)	–
Redemption fees added to paid in capitalC	–E	–	–E	–E	–E	–E
Net asset value, end of period	$12.92	$11.43	$10.32	$12.16	$12.82	$11.05
Total ReturnI,J	13.09%	12.92%	(13.26)%	1.30%	19.85%	3.37%
Ratios to Average Net AssetsK
Expenses before reductions	1.05%L	1.09%	1.01%	1.05%	1.16%	1.25%L
Expenses net of fee waivers, if any	.91%L	.94%	1.01%	1.05%	1.09%	1.09%L
Expenses net of all reductions	.91%L	.94%	1.00%	1.03%	1.08%	1.07%L
Net investment income (loss)	2.49%L	1.61%	1.43%	1.48%	2.38%D	.44%L
Supplemental Data
Net assets, end of period (000 omitted)	$4,905	$4,022	$2,868	$2,465	$1,547	$267
Portfolio turnover rateM	43%L	50%	42%	41%	46%	42%L

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.59%.

 E Amount represents less than $.005 per share.

 F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 G Total distributions of $.01 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.003 per share.

 H Total distributions of $.80 per share is comprised of distributions from net investment income of $.286 and distributions from net realized gain of $.517 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expense of the Underlying Funds.

 L Annualized

 M Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$11.40	$10.30	$12.14	$12.80	$12.62
Income from Investment Operations
Net investment income (loss)C	.15	.17	.16	.17	.11D
Net realized and unrealized gain (loss)	1.34	1.14	(1.75)	(.04)	.45
Total from investment operations	1.49	1.31	(1.59)	.13	.56
Distributions from net investment income	–E	(.17)	(.16)F	(.28)	(.17)
Distributions from net realized gain	–E	(.04)	(.09)F	(.52)	(.21)
Total distributions	(.01)G	(.21)	(.25)	(.79)H	(.38)
Redemption fees added to paid in capitalC	–E	–	–E	–E	–E
Net asset value, end of period	$12.88	$11.40	$10.30	$12.14	$12.80
Total ReturnI,J	13.04%	12.85%	(13.35)%	1.21%	4.57%
Ratios to Average Net AssetsK
Expenses before reductions	1.14%L	1.19%	1.11%	1.15%	1.33%L
Expenses net of fee waivers, if any	1.00%L	1.04%	1.10%	1.15%	1.18%L
Expenses net of all reductions	1.00%L	1.04%	1.09%	1.13%	1.17%L
Net investment income (loss)	2.40%L	1.51%	1.34%	1.38%	2.88%D,L
Supplemental Data
Net assets, end of period (000 omitted)	$117	$103	$92	$106	$105
Portfolio turnover rateM	43%L	50%	42%	41%	46%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%.

 E Amount represents less than $.005 per share.

 F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 G Total distributions of $.01 per share is comprised of distributions from net investment income of $.003 and distributions from net realized gain of $.003 per share.

 H Total distributions of $.79 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.517 per share.

 I Total returns for periods of less than one year are not annualized.

 J Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expense of the Underlying Funds.

 L Annualized

 M Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers International Multi-Manager Fund Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$11.38	$10.29	$12.13	$12.79	$12.62
Income from Investment Operations
Net investment income (loss)C	.13	.14	.13	.14	.10D
Net realized and unrealized gain (loss)	1.35	1.14	(1.75)	(.04)	.45
Total from investment operations	1.48	1.28	(1.62)	.10	.55
Distributions from net investment income	–	(.15)	(.13)E	(.24)	(.17)
Distributions from net realized gain	–	(.04)	(.09)E	(.52)	(.21)
Total distributions	–	(.19)	(.22)	(.76)	(.38)
Redemption fees added to paid in capitalC	–F	–	–F	–F	–F
Net asset value, end of period	$12.86	$11.38	$10.29	$12.13	$12.79
Total ReturnG,H	13.01%	12.52%	(13.55)%	.95%	4.45%
Ratios to Average Net AssetsI
Expenses before reductions	1.39%J	1.44%	1.35%	1.40%	1.59%J
Expenses net of fee waivers, if any	1.25%J	1.29%	1.35%	1.40%	1.43%J
Expenses net of all reductions	1.24%J	1.29%	1.34%	1.38%	1.42%J
Net investment income (loss)	2.16%J	1.26%	1.09%	1.13%	2.63%D,J
Supplemental Data
Net assets, end of period (000 omitted)	$116	$103	$91	$105	$104
Portfolio turnover rateK	43%J	50%	42%	41%	46%

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Net Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.84%.

 E The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expense of the Underlying Funds.

 J Annualized

 K Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers International Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund offers International Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$16,152,097
Gross unrealized depreciation	(1,529,570)
Net unrealized appreciation (depreciation)	$14,622,527
Tax cost	$56,750,073

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(767,166)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $287,458 and a change in net unrealized appreciation (depreciation) of $(141,800) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $15,497,996 and $13,682,875, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .65% of the Fund's average net assets.

Sub-Advisers. Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), FIAM LLC (an affiliate of the investment adviser) and William Blair Investment Management, LLP each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Arrowstreet Capital, Limited Partnership, FIL Investment Advisors, Geode Capital Management, LLC and Thompson, Siegel & Walmsley LLC have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, these sub-advisers have not been allocated any portion of the Fund's assets. These sub-advisers in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$139	$139

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
International Multi-Manager	$28,743.09
Class L	54.10
Class N	54.10
	$28,851

 (a) Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $14 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other funds affiliated with each sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $108 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to reimburse International Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
International Multi-Manager	1.00%	$43,378
Class F	.91%	3,065
Class L	1.00%	80
Class N	1.25%	81

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $1,014 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
International Multi-Manager	$15,378	$873,046
Class F	1,072	53,432
Class L	27	1,496
Class N	–	1,285
Total	$16,477	$929,259
From net realized gain
International Multi-Manager	$15,378	$218,257
Class F	1,072	13,358
Class L	27	374
Class N	–	372
Total	$16,477	$232,361

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
International Multi-Manager
Shares sold	65,853	51,581	$817,433	$574,281
Reinvestment of distributions	2,626	101,703	30,756	1,091,274
Shares redeemed	(35,677)	(437,932)	(440,293)	(4,926,648)
Net increase (decrease)	32,802	(284,648)	$407,896	$(3,261,093)
Class F
Shares sold	97,185	167,104	$1,190,894	$1,859,234
Reinvestment of distributions	183	6,219	2,144	66,790
Shares redeemed	(69,694)	(99,339)	(865,343)	(1,101,445)
Net increase (decrease)	27,674	73,984	$327,695	$824,579
Class L
Reinvestment of distributions	5	175	$54	$1,870
Net increase (decrease)	5	175	$54	$1,870
Class N
Reinvestment of distributions	–	155	$–	$1,657
Net increase (decrease)	–	155	$–	$1,657

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 91% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
International Multi-Manager	1.00%
Actual		$1,000.00	$1,130.30	$5.37
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class F	.91%
Actual		$1,000.00	$1,130.90	$4.89
Hypothetical-C		$1,000.00	$1,020.62	$4.63
Class L	1.00%
Actual		$1,000.00	$1,130.40	$5.37
Hypothetical-C		$1,000.00	$1,020.16	$5.09
Class N	1.25%
Actual		$1,000.00	$1,130.10	$6.71
Hypothetical-C		$1,000.00	$1,018.90	$6.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

STG-L-STG-N-SANN-1017
1.9585953.103

Strategic Advisers® Income Opportunities Fund of Funds Class L and Class N Semi-Annual Report August 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Holdings as of August 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
T. Rowe Price High Yield Fund I Class	25.4	24.8
Hotchkis & Wiley High Yield Fund Class I	20.9	20.6
MainStay High Yield Corporate Bond Fund Class I	20.5	20.2
BlackRock High Yield Bond Fund Institutional Class	20.4	20.0
Fidelity Capital & Income Fund	12.9	14.6
	100.1

Asset Allocation (% of fund's net assets)

As of August 31, 2017
High Yield Fixed-Income Funds	100.1%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.1)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 28, 2017
High Yield Fixed-Income Funds	100.2%
Short-Term Investments and Net Other Assets (Liabilities)*	(0.2)%

 * Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Asset allocations of funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Investments August 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.1%
	Shares	Value
High Yield Fixed-Income Funds - 100.1%
BlackRock High Yield Bond Fund Institutional Class	266,270	$2,076,904
Fidelity Capital & Income Fund (a)	128,653	1,308,406
Hotchkis & Wiley High Yield Fund Class I	173,227	2,122,034
MainStay High Yield Corporate Bond Fund Class I	361,159	2,087,501
T. Rowe Price High Yield Fund I Class	381,741	2,588,207

TOTAL HIGH YIELD FIXED-INCOME FUNDS		10,183,052

TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $9,895,146)		10,183,052
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(10,671)
NET ASSETS - 100%		$10,172,381

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Capital & Income Fund	$1,257,661	$37,946	$--	$20,754	$--	$12,799	$1,308,406
Total	$1,257,661	$37,946	$--	$20,754	$--	$12,799	$1,308,406

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,642,871)	$8,874,646
Affiliated issuers (cost $1,252,275)	1,308,406
Total Investment in Securities (cost $9,895,146)		$10,183,052
Receivable for fund shares sold		34,627
Prepaid expenses		29
Receivable from investment adviser for expense reductions		3,526
Other receivables		121
Total assets		10,221,355
Liabilities
Payable for investments purchased	$34,766
Payable for fund shares redeemed	3
Distribution and service plan fees payable	25
Other affiliated payables	103
Audit fee payable	12,087
Other payables and accrued expenses	1,990
Total liabilities		48,974
Net Assets		$10,172,381
Net Assets consist of:
Paid in capital		$10,509,672
Undistributed net investment income		6,056
Accumulated undistributed net realized gain (loss) on investments		(631,253)
Net unrealized appreciation (depreciation) on investments		287,906
Net Assets		$10,172,381
Income Opportunities:
Net Asset Value, offering price and redemption price per share ($9,507,286 ÷ 935,239 shares)		$10.17
Class F:
Net Asset Value, offering price and redemption price per share ($424,097 ÷ 41,735 shares)		$10.16
Class L:
Net Asset Value, offering price and redemption price per share ($121,073 ÷ 11,911 shares)		$10.16
Class N:
Net Asset Value, offering price and redemption price per share ($119,925 ÷ 11,798 shares)		$10.16

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended August 31, 2017 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$240,188
Affiliated issuers		20,754
Total income		260,942
Expenses
Management fee	$14,013
Transfer agent fees	135
Distribution and service plan fees	147
Accounting fees and expenses	583
Custodian fees and expenses	3,656
Independent trustees' fees and expenses	51
Registration fees	28,846
Audit	16,844
Legal	504
Miscellaneous	36
Total expenses before reductions	64,815
Expense reductions	(59,946)	4,869
Net investment income (loss)		256,073
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,594
Realized gain distributions from underlying funds:
Affiliated issuers	13,493
Total net realized gain (loss)		16,087
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(15,778)
Other Affiliated issuers	12,799
Total change in net unrealized appreciation (depreciation)		(2,979)
Net gain (loss)		13,108
Net increase (decrease) in net assets resulting from operations		$269,181

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended August 31, 2017 (Unaudited)	Year ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$256,073	$413,329
Net realized gain (loss)	16,087	(52,784)
Change in net unrealized appreciation (depreciation)	(2,979)	924,450
Net increase (decrease) in net assets resulting from operations	269,181	1,284,995
Distributions to shareholders from net investment income	(254,738)	(414,457)
Distributions to shareholders from net realized gain	(2,609)	(10,676)
Total distributions	(257,347)	(425,133)
Share transactions - net increase (decrease)	1,547,542	1,277,661
Redemption fees	421	1,466
Total increase (decrease) in net assets	1,559,797	2,138,989
Net Assets
Beginning of period	8,612,584	6,473,595
End of period	$10,172,381	$8,612,584
Other Information
Undistributed net investment income end of period	$6,056	$4,721

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$10.16	$8.98	$10.42	$10.88	$10.60	$10.00
Income from Investment Operations
Net investment income (loss)C	.277	.559	.562	.585	.616	.436
Net realized and unrealized gain (loss)	.013	1.192	(1.339)	(.382)	.296	.615
Total from investment operations	.290	1.751	(.777)	.203	.912	1.051
Distributions from net investment income	(.277)	(.560)	(.553)	(.586)	(.610)	(.431)
Distributions from net realized gain	(.003)	(.013)	(.108)	(.079)	(.031)	(.020)
Total distributions	(.280)	(.573)	(.661)	(.665)	(.641)	(.451)
Redemption fees added to paid in capitalC	–D	.002	(.002)	.002	.009	–D
Net asset value, end of period	$10.17	$10.16	$8.98	$10.42	$10.88	$10.60
Total ReturnE,F	2.89%	19.97%	(7.83)%	1.95%	9.02%	10.69%
Ratios to Average Net AssetsG
Expenses before reductions	1.37%H	1.74%	1.50%	1.53%	4.32%	10.12%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%H
Net investment income (loss)	5.44%H	5.74%	5.73%	5.50%	5.83%	6.03%H
Supplemental Data
Net assets, end of period (000 omitted)	$9,507	$8,010	$5,632	$6,515	$5,358	$1,042
Portfolio turnover rateI	30%H	37%	65%	39%	46%	27%H

 A For the year ended February 29.

 B For the period June 19, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds Class F

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014	2013 B
Selected Per–Share Data
Net asset value, beginning of period	$10.16	$8.98	$10.42	$10.88	$10.60	$10.52
Income from Investment Operations
Net investment income (loss)C	.277	.557	.561	.586	.617	.125
Net realized and unrealized gain (loss)	.005	1.194	(1.338)	(.383)	.295	.096
Total from investment operations	.282	1.751	(.777)	.203	.912	.221
Distributions from net investment income	(.279)	(.560)	(.553)	(.586)	(.610)	(.121)
Distributions from net realized gain	(.003)	(.013)	(.108)	(.079)	(.031)	(.020)
Total distributions	(.282)	(.573)	(.661)	(.665)	(.641)	(.141)
Redemption fees added to paid in capitalC	–D	.002	(.002)	.002	.009	–D
Net asset value, end of period	$10.16	$10.16	$8.98	$10.42	$10.88	$10.60
Total ReturnE,F	2.82%	19.97%	(7.83)%	1.95%	9.02%	2.11%
Ratios to Average Net AssetsG
Expenses before reductions	1.40%H	1.77%	1.49%	1.53%	4.16%	7.40%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%	.10%H
Net investment income (loss)	5.44%H	5.74%	5.73%	5.50%	5.83%	5.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$424	$368	$646	$694	$639	$184
Portfolio turnover rateI	30%H	37%	65%	39%	46%	27%H

 A For the year ended February 29.

 B For the period December 18, 2012 (commencement of operations) to February 28, 2013.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds Class L

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$10.16	$8.98	$10.41	$10.88	$10.62
Income from Investment Operations
Net investment income (loss)C	.278	.558	.561	.585	.186
Net realized and unrealized gain (loss)	.002	1.193	(1.328)	(.392)	.278
Total from investment operations	.280	1.751	(.767)	.193	.464
Distributions from net investment income	(.277)	(.560)	(.553)	(.586)	(.180)
Distributions from net realized gain	(.003)	(.013)	(.108)	(.079)	(.027)
Total distributions	(.280)	(.573)	(.661)	(.665)	(.207)
Redemption fees added to paid in capitalC	–D	.002	(.002)	.002	.003
Net asset value, end of period	$10.16	$10.16	$8.98	$10.41	$10.88
Total ReturnE,F	2.79%	19.96%	(7.74)%	1.85%	4.44%
Ratios to Average Net AssetsG
Expenses before reductions	1.40%H	1.75%	1.50%	1.54%	3.35%H
Expenses net of fee waivers, if any	.10%H	.10%	.10%	.10%	.10%H
Expenses net of all reductions	.10%H	.10%	.10%	.10%	.10%H
Net investment income (loss)	5.44%H	5.74%	5.73%	5.50%	5.83%H
Supplemental Data
Net assets, end of period (000 omitted)	$121	$118	$98	$106	$104
Portfolio turnover rateI	30%H	37%	65%	39%	46%H

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Strategic Advisers Income Opportunities Fund of Funds Class N

	Six months ended (Unaudited) August 31,	Years ended February 28,
	2017	2017	2016 A	2015	2014 B
Selected Per–Share Data
Net asset value, beginning of period	$10.16	$8.98	$10.41	$10.88	$10.62
Income from Investment Operations
Net investment income (loss)C	.265	.534	.537	.559	.178
Net realized and unrealized gain (loss)	.002	1.192	(1.329)	(.392)	.279
Total from investment operations	.267	1.726	(.792)	.167	.457
Distributions from net investment income	(.264)	(.535)	(.528)	(.560)	(.173)
Distributions from net realized gain	(.003)	(.013)	(.108)	(.079)	(.027)
Total distributions	(.267)	(.548)	(.636)	(.639)	(.200)
Redemption fees added to paid in capitalC	–D	.002	(.002)	.002	.003
Net asset value, end of period	$10.16	$10.16	$8.98	$10.41	$10.88
Total ReturnE,F	2.66%	19.66%	(7.97)%	1.60%	4.37%
Ratios to Average Net AssetsG
Expenses before reductions	1.65%H	2.00%	1.75%	1.78%	3.61%H
Expenses net of fee waivers, if any	.35%H	.35%	.35%	.35%	.35%H
Expenses net of all reductions	.35%H	.35%	.35%	.35%	.35%H
Net investment income (loss)	5.19%H	5.49%	5.48%	5.25%	5.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$120	$117	$98	$106	$104
Portfolio turnover rateI	30%H	37%	65%	39%	46%H

 A For the year ended February 29.

 B For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

 C Calculated based on average shares outstanding during the period.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

 H Annualized

 I Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended August 31, 2017

1. Organization.

Strategic Advisers Income Opportunities Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and certain Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund offers Income Opportunities, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$396,360
Gross unrealized depreciation	(153,234)
Net unrealized appreciation (depreciation)	$243,126
Tax cost	$9,939,926

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(52,831)
Long-term	(542,075)
Total capital loss carryforward	$(594,906)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $2,971,642 and $1,416,991, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .80% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Adviser. FIAM LLC (FIAM) (an affiliate of the investment adviser) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, FIAM has not been allocated any portion of the Fund's assets. FIAM in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$147	$147

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a),(b)
Income Opportunities	$133	–
Class L	1	–
Class N	1	–
	$135

 (a) Annualized

 (b) Amount less than .005%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $12 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2018. During the period, this waiver reduced the Fund's management fee by $14,014.

The investment adviser has also contractually agreed to reimburse Income Opportunities, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2018. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Income Opportunities	.10%	$42,758
Class F	.10%	1,983
Class L	.10%	599
Class N	.35%	592

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
From net investment income
Income Opportunities	$237,638	$370,334
Class F	10,788	31,875
Class L	3,244	6,282
Class N	3,068	5,966
Total	$254,738	$414,457
From net realized gain
Income Opportunities	$2,428	$9,722
Class F	111	659
Class L	35	148
Class N	35	147
Total	$2,609	$10,676

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2017	Year ended February 28, 2017	Six months ended August 31, 2017	Year ended February 28, 2017
Income Opportunities
Shares sold	323,798	437,285	$3,279,447	$4,301,047
Reinvestment of distributions	23,675	38,891	240,024	379,977
Shares redeemed	(200,834)	(314,625)	(2,033,764)	(3,066,874)
Net increase (decrease)	146,639	161,551	$1,485,707	$1,614,150
Class F
Shares sold	11,334	10,853	$114,500	$105,566
Reinvestment of distributions	1,075	3,344	10,899	32,534
Shares redeemed	(6,906)	(49,846)	(69,946)	(487,133)
Net increase (decrease)	5,503	(35,649)	$55,453	$(349,033)
Class L
Reinvestment of distributions	324	659	$3,279	$6,430
Net increase (decrease)	324	659	$3,279	$6,430
Class N
Reinvestment of distributions	306	627	$3,103	$6,114
Net increase (decrease)	306	627	$3,103	$6,114

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 23% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 to August 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Expenses Paid During Period-B March 1, 2017 to August 31, 2017
Income Opportunities	.10%
Actual		$1,000.00	$1,028.90	$.51
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class F	.10%
Actual		$1,000.00	$1,028.20	$.51
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class L	.10%
Actual		$1,000.00	$1,027.90	$.51
Hypothetical-C		$1,000.00	$1,024.70	$.51
Class N	.35%
Actual		$1,000.00	$1,026.60	$1.79
Hypothetical-C		$1,000.00	$1,023.44	$1.79

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

ODF-L-ODF-N-SANN-1017
1.9585965.103

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	October 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 25, 2017